Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO FUNDS
Entity Central Index Key	0000810893
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000221900
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset: Multi-RAE PLUS Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-RAE PLUS Fund	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. large cap equities contributed to performance, as the value of these securities increased.

  Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities increased.

  Long exposure to U.S. small cap equities contributed to performance, as the value of these securities generally increased.

  Long exposure to emerging market equities contributed to performance, as the value of these securities increased.

  The Fund’s bond alpha strategy contributed to returns.

  Securitized credit spread exposure, particularly through non-agency residential mortgage-backed securities, contributed to performance, as spreads tightened.

  Duration positioning contributed to performance, as interest rates fell on the front and intermediate end where the Fund was long and rose on the long end where the Fund was short.

  There are no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO All Asset: Multi-RAE PLUS Fund	MSCI All Country World Index	MSCI All Country World Value Index
10/6/20	$10,000	$10,000	$10,000
10/31/20	$9,690	$9,677	$9,613
11/30/20	$11,070	$10,870	$11,029
12/31/20	$11,646	$11,375	$11,491
1/31/21	$12,057	$11,323	$11,401
2/28/21	$12,579	$11,585	$11,909
3/31/21	$12,959	$11,895	$12,509
4/30/21	$13,015	$12,415	$12,890
5/31/21	$13,529	$12,608	$13,285
6/30/21	$13,435	$12,774	$13,115
7/31/21	$13,109	$12,862	$13,104
8/31/21	$13,261	$13,184	$13,335
9/30/21	$12,985	$12,639	$12,933
10/31/21	$13,103	$13,285	$13,454
11/30/21	$12,416	$12,965	$12,938
12/31/21	$13,118	$13,483	$13,745
1/31/22	$12,829	$12,821	$13,579
2/28/22	$12,540	$12,490	$13,358
3/31/22	$12,480	$12,760	$13,614
4/30/22	$11,747	$11,739	$12,927
5/31/22	$11,903	$11,753	$13,178
6/30/22	$10,557	$10,762	$12,049
7/31/22	$11,050	$11,514	$12,527
8/31/22	$10,869	$11,090	$12,183
9/30/22	$9,691	$10,028	$11,126
10/31/22	$10,352	$10,633	$12,070
11/30/22	$11,278	$11,458	$13,015
12/31/22	$11,074	$11,007	$12,708
1/31/23	$11,927	$11,796	$13,335
2/28/23	$11,603	$11,458	$12,909
3/31/23	$11,591	$11,811	$12,865
4/30/23	$11,759	$11,981	$13,089
5/31/23	$11,398	$11,853	$12,527
6/30/23	$12,011	$12,541	$13,248
7/31/23	$12,673	$13,000	$13,795
8/31/23	$12,192	$12,637	$13,367
9/30/23	$11,921	$12,114	$13,015
10/31/23	$11,528	$11,750	$12,563
11/30/23	$12,167	$12,834	$13,482
12/31/23	$12,671	$13,451	$14,208
1/31/24	$12,684	$13,530	$14,188
2/29/24	$12,958	$14,110	$14,553
3/31/24	$13,251	$14,553	$15,182
4/30/24	$13,137	$14,073	$14,726
5/31/24	$13,491	$14,645	$15,161
6/30/24	$13,496	$14,971	$15,092
7/31/24	$13,796	$15,212	$15,749
8/31/24	$13,927	$15,599	$16,175
9/30/24	$14,228	$15,961	$16,515
10/31/24	$13,675	$15,603	$16,104
11/30/24	$14,309	$16,186	$16,607
12/31/24	$13,886	$15,803	$15,737
1/31/25	$14,298	$16,334	$16,399
2/28/25	$14,312	$16,235	$16,650
3/31/25	$14,252	$15,594	$16,487

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 10/6/20
PIMCO All Asset: Multi-RAE PLUS Fund	7.56%	8.23%
MSCI All Country World Index	7.15%	10.41%
MSCI All Country World Value Index	8.60%	11.80%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
AssetsNet	$ 2,099,500,000
Holdings Count | Holding	2,251
Advisory Fees Paid, Amount	$ 15,013,000
InvestmentCompanyPortfolioTurnover	485.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,099,500
# of Portfolio Holdings	2,251
Portfolio Turnover Rate	485%
Total Net Advisory Fees Paid During the Reporting Period	$15,013
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	57.9%
Asset-Backed Securities	32.5%
U.S. Treasury Obligations	9.4%
Non-Agency Mortgage-Backed Securities	9.2%
Sovereign Issues	8.9%
Corporate Bonds & Notes	8.0%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Instruments	28.1%
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(54.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.14% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000221899
Shareholder Report [Line Items]
Fund Name	PIMCO All Asset: Multi-Real Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Asset: Multi-Real Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Asset: Multi-Real Fund	$418	4.02%

Expenses Paid, Amount	$ 418
Expense Ratio, Percent	4.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to commodities contributed to performance, as the value of these securities increased.

  Long exposure to real estate investment trusts contributed to performance, as the value of these securities increased.

  Long exposure to master limited partnerships contributed to performance, as the value of these securities increased.

  The Fund’s absolute return bond alpha strategy contributed to performance.

  The Fund's allocation to U.S.Treasury Inflation-Protected Securities ("TIPS") outperformed the financing rate used to obtain the Fund’s other exposures.

  The Fund's short exposure to the long portion of the German and European Monetary Union yield curves contributed to performance, as these yields rose.

  The Fund's long exposure to U.S.TIPS and therefore breakeven inflation rates contributed to performance, as inflation was higher than market expectations which benefit U.S.TIPS.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO All Asset: Multi-Real Fund	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS Index	50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index
9/22/20	$10,000	$10,000	$10,000	$10,000
9/30/20	$10,100	$9,989	$10,027	$10,033
10/31/20	$9,680	$9,990	$9,962	$9,974
11/30/20	$10,940	$10,047	$10,074	$10,762
12/31/20	$11,544	$10,077	$10,189	$11,204
1/31/21	$11,796	$10,023	$10,223	$11,340
2/28/21	$12,432	$9,868	$10,058	$12,009
3/31/21	$12,687	$9,829	$10,039	$12,159
4/30/21	$13,935	$9,854	$10,180	$13,166
5/31/21	$14,348	$9,876	$10,303	$13,405
6/30/21	$14,862	$9,924	$10,366	$13,683
7/31/21	$15,871	$10,048	$10,642	$14,173
8/31/21	$15,936	$10,028	$10,623	$14,276
9/30/21	$15,593	$9,933	$10,547	$14,237
10/31/21	$16,728	$9,907	$10,667	$15,003
11/30/21	$16,149	$9,978	$10,762	$14,410
12/31/21	$17,465	$9,937	$10,796	$15,313
1/31/22	$17,101	$9,781	$10,578	$15,491
2/28/22	$17,440	$9,651	$10,668	$15,700
3/31/22	$18,565	$9,443	$10,470	$16,905
4/30/22	$18,031	$9,189	$10,256	$16,863
5/31/22	$17,446	$9,177	$10,154	$16,410
6/30/22	$15,401	$9,037	$9,833	$14,890
7/31/22	$17,377	$9,267	$10,261	$15,870
8/31/22	$16,139	$9,026	$9,988	$15,384
9/30/22	$13,288	$8,736	$9,327	$13,818
10/31/22	$14,192	$8,706	$9,443	$14,266
11/30/22	$14,973	$8,928	$9,615	$14,875
12/31/22	$14,222	$8,822	$9,517	$14,303
1/31/23	$15,465	$9,026	$9,692	$15,053
2/28/23	$14,537	$8,882	$9,559	$14,329
3/31/23	$14,669	$9,079	$9,835	$14,128
4/30/23	$14,703	$9,125	$9,846	$14,124
5/31/23	$13,841	$9,089	$9,728	$13,531
6/30/23	$14,421	$9,084	$9,695	$14,150
7/31/23	$15,167	$9,087	$9,708	$14,795
8/31/23	$14,769	$9,075	$9,621	$14,503
9/30/23	$14,049	$8,919	$9,443	$13,944
10/31/23	$13,647	$8,856	$9,375	$13,647
11/30/23	$14,519	$9,160	$9,629	$14,228
12/31/23	$15,201	$9,453	$9,888	$14,749
1/31/24	$15,100	$9,434	$9,906	$14,481
2/29/24	$15,100	$9,370	$9,799	$14,509
3/31/24	$15,535	$9,454	$9,880	$14,887
4/30/24	$14,717	$9,302	$9,713	$14,543
5/31/24	$15,211	$9,384	$9,880	$15,022
6/30/24	$15,427	$9,466	$9,958	$15,113
7/31/24	$15,944	$9,648	$10,135	$15,250
8/31/24	$16,427	$9,754	$10,215	$15,739
9/30/24	$16,876	$9,867	$10,368	$16,329
10/31/24	$16,225	$9,734	$10,182	$15,922
11/30/24	$16,876	$9,849	$10,232	$16,319
12/31/24	$15,828	$9,774	$10,070	$15,820
1/31/25	$16,263	$9,812	$10,200	$16,228
2/28/25	$16,880	$9,930	$10,422	$16,604
3/31/25	$16,806	$9,888	$10,489	$16,619

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 9/22/20
PIMCO All Asset: Multi-Real Fund	8.18%	12.17%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	(0.25%)
Bloomberg U.S. TIPS Index	6.17%	1.06%
50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index	11.63%	11.89%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
AssetsNet	$ 1,896,642,000
Holdings Count | Holding	1,186
Advisory Fees Paid, Amount	$ 11,085,000
InvestmentCompanyPortfolioTurnover	200.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$1,896,642
# of Portfolio Holdings	1,186
Portfolio Turnover Rate	200%
Total Net Advisory Fees Paid During the Reporting Period	$11,085
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Treasury Obligations	105.4%
Real Estate Investment Trusts	28.8%
U.S. Government Agencies	18.9%
Asset-Backed Securities	9.7%
Sovereign Issues	6.6%
Commodities	4.9%
Non-Agency Mortgage-Backed Securities	0.6%
Corporate Bonds & Notes	0.6%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	5.8%
Affiliated Investments	0.7%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(82.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.23% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000237352
Shareholder Report [Line Items]
Fund Name	PIMCO All Authority: Multi-RAE PLUS Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO All Authority: Multi-RAE PLUS Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO All Authority: Multi-RAE PLUS Fund	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities increased.

  Long exposure to emerging market equities contributed to performance, as the value of these securities increased.

  Long exposure to U.S. small cap equities contributed to performance, as the value of these securities generally increased.

  Inverse exposure to U.S. large cap equities detracted from performance, as the value of securities tied to inverse U.S. equity exposure decreased.

  The Fund’s bond alpha strategy contributed to returns.

  Duration positioning contributed to performance, as interest rates fell on the front and intermediate end where the Fund was long and rose on the long end where the Fund was short.

  Securitized credit spread exposure, particularly through non-agency commercial mortgage-backed securities, contributed to performance, as spreads tightened.

  There were no other material contributors or detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	PIMCO All Authority: Multi-RAE PLUS Fund	MSCI All Country World Index	MSCI All Country World Value Index
8/23/22	$10,000	$10,000	$10,000
8/31/22	$9,750	$9,672	$9,716
9/30/22	$8,750	$8,746	$8,873
10/31/22	$9,200	$9,274	$9,625
11/30/22	$9,870	$9,993	$10,379
12/31/22	$9,872	$9,600	$10,134
1/31/23	$10,460	$10,288	$10,634
2/28/23	$10,318	$9,993	$10,295
3/31/23	$10,216	$10,301	$10,259
4/30/23	$10,321	$10,450	$10,438
5/31/23	$9,965	$10,338	$9,990
6/30/23	$10,238	$10,938	$10,565
7/31/23	$10,660	$11,338	$11,001
8/31/23	$10,343	$11,021	$10,660
9/30/23	$10,287	$10,566	$10,379
10/31/23	$10,287	$10,248	$10,018
11/30/23	$10,138	$11,194	$10,751
12/31/23	$10,170	$11,732	$11,330
1/31/24	$10,170	$11,800	$11,314
2/29/24	$10,036	$12,307	$11,605
3/31/24	$10,092	$12,693	$12,107
4/30/24	$10,237	$12,274	$11,743
5/31/24	$10,281	$12,773	$12,091
6/30/24	$10,170	$13,057	$12,036
7/31/24	$10,281	$13,268	$12,559
8/31/24	$10,326	$13,605	$12,899
9/30/24	$10,438	$13,921	$13,170
10/31/24	$10,081	$13,608	$12,842
11/30/24	$10,505	$14,117	$13,244
12/31/24	$10,264	$13,783	$12,550
1/31/25	$10,499	$14,246	$13,077
2/28/25	$10,588	$14,160	$13,277
3/31/25	$10,644	$13,601	$13,148

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Since Inception 8/23/22
PIMCO All Authority: Multi-RAE PLUS Fund	5.48%	2.43%
MSCI All Country World Index	7.15%	12.53%
MSCI All Country World Value Index	8.60%	11.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
AssetsNet	$ 173,830,000
Holdings Count | Holding	915
Advisory Fees Paid, Amount	$ 1,362,000
InvestmentCompanyPortfolioTurnover	465.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$173,830
# of Portfolio Holdings	915
Portfolio Turnover Rate	465%
Total Net Advisory Fees Paid During the Reporting Period	$1,362
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	56.6%
Asset-Backed Securities	26.8%
Non-Agency Mortgage-Backed Securities	21.7%
U.S. Treasury Obligations	11.2%
Sovereign Issues	7.9%
Corporate Bonds & Notes	6.5%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	11.4%
Affiliated Investments	2.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(44.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next offering memorandum, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000103224
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Class A
Trading Symbol	PZCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.41%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. duration contributed to performance, as rates fell.

  Long exposure to the banking sector contributed to performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to the Brazilian real detracted from performance, as the currency depreciated.

  Short exposure to the euro detracted from performance, as the currency appreciated.

  Long exposure to credit default swap indices detracted from performance, as risk sentiment was dampened by inflation concerns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$9,627	$10,000	$10,000
4/30/15	$9,684	$9,944	$10,002
5/31/15	$9,742	$9,903	$10,005
6/30/15	$9,682	$9,780	$10,007
7/31/15	$9,691	$9,877	$10,009
8/31/15	$9,556	$9,851	$10,012
9/30/15	$9,342	$9,909	$10,014
10/31/15	$9,448	$9,941	$10,017
11/30/15	$9,342	$9,946	$10,019
12/31/15	$9,261	$9,919	$10,022
1/31/16	$9,132	$10,064	$10,027
2/29/16	$9,024	$10,161	$10,032
3/31/16	$9,221	$10,244	$10,037
4/30/16	$9,359	$10,262	$10,043
5/31/16	$9,419	$10,305	$10,048
6/30/16	$9,476	$10,501	$10,053
7/31/16	$9,675	$10,564	$10,058
8/31/16	$9,754	$10,559	$10,064
9/30/16	$9,822	$10,557	$10,069
10/31/16	$9,852	$10,455	$10,076
11/30/16	$9,852	$10,282	$10,083
12/31/16	$9,973	$10,311	$10,090
1/31/17	$10,044	$10,273	$10,099
2/28/17	$10,125	$10,361	$10,107
3/31/17	$10,216	$10,356	$10,115
4/30/17	$10,288	$10,426	$10,125
5/31/17	$10,338	$10,487	$10,135
6/30/17	$10,365	$10,458	$10,144
7/31/17	$10,427	$10,492	$10,155
8/31/17	$10,509	$10,588	$10,166
9/30/17	$10,573	$10,539	$10,177
10/31/17	$10,614	$10,583	$10,189
11/30/17	$10,625	$10,600	$10,200
12/31/17	$10,626	$10,624	$10,211
1/31/18	$10,679	$10,548	$10,226
2/28/18	$10,616	$10,524	$10,240
3/31/18	$10,628	$10,611	$10,255
4/30/18	$10,618	$10,572	$10,274
5/31/18	$10,586	$10,611	$10,294
6/30/18	$10,559	$10,631	$10,314
7/31/18	$10,666	$10,634	$10,334
8/31/18	$10,676	$10,667	$10,354
9/30/18	$10,699	$10,626	$10,374
10/31/18	$10,614	$10,605	$10,395
11/30/18	$10,560	$10,657	$10,415
12/31/18	$10,491	$10,811	$10,436
1/31/19	$10,687	$10,925	$10,460
2/28/19	$10,807	$10,938	$10,485
3/31/19	$10,866	$11,134	$10,509
4/30/19	$10,987	$11,141	$10,532
5/31/19	$10,976	$11,301	$10,555
6/30/19	$11,107	$11,460	$10,578
7/31/19	$11,096	$11,550	$10,598
8/31/19	$11,151	$11,812	$10,619
9/30/19	$11,165	$11,757	$10,639
10/31/19	$11,243	$11,737	$10,658
11/30/19	$11,254	$11,723	$10,677
12/31/19	$11,344	$11,699	$10,696
1/31/20	$11,423	$11,910	$10,713
2/29/20	$11,378	$12,056	$10,730
3/31/20	$10,322	$11,868	$10,748
4/30/20	$10,640	$12,060	$10,761
5/31/20	$10,845	$12,095	$10,774
6/30/20	$10,981	$12,155	$10,787
7/31/20	$11,244	$12,288	$10,789
8/31/20	$11,313	$12,199	$10,792
9/30/20	$11,308	$12,243	$10,795
10/31/20	$11,296	$12,244	$10,797
11/30/20	$11,561	$12,314	$10,799
12/31/20	$11,677	$12,352	$10,801
1/31/21	$11,723	$12,286	$10,803
2/28/21	$11,735	$12,095	$10,805
3/31/21	$11,727	$12,047	$10,808
4/30/21	$11,797	$12,078	$10,810
5/31/21	$11,832	$12,105	$10,811
6/30/21	$11,866	$12,164	$10,813
7/31/21	$11,866	$12,316	$10,815
8/31/21	$11,913	$12,291	$10,816
9/30/21	$11,887	$12,175	$10,817
10/31/21	$11,768	$12,143	$10,818
11/30/21	$11,732	$12,230	$10,820
12/31/21	$11,804	$12,180	$10,821
1/31/22	$11,708	$11,989	$10,823
2/28/22	$11,588	$11,829	$10,825
3/31/22	$11,523	$11,574	$10,827
4/30/22	$11,353	$11,263	$10,836
5/31/22	$11,305	$11,248	$10,845
6/30/22	$10,951	$11,077	$10,854
7/31/22	$11,267	$11,359	$10,869
8/31/22	$11,219	$11,063	$10,890
9/30/22	$11,029	$10,707	$10,912
10/31/22	$11,054	$10,671	$10,941
11/30/22	$11,336	$10,943	$10,975
12/31/22	$11,356	$10,814	$11,013
1/31/23	$11,630	$11,063	$11,054
2/28/23	$11,505	$10,886	$11,093
3/31/23	$11,653	$11,128	$11,137
4/30/23	$11,715	$11,185	$11,182
5/31/23	$11,678	$11,141	$11,230
6/30/23	$11,710	$11,134	$11,278
7/31/23	$11,811	$11,138	$11,327
8/31/23	$11,786	$11,124	$11,379
9/30/23	$11,692	$10,932	$11,429
10/31/23	$11,603	$10,854	$11,482
11/30/23	$11,985	$11,228	$11,533
12/31/23	$12,276	$11,586	$11,586
1/31/24	$12,327	$11,564	$11,639
2/29/24	$12,314	$11,484	$11,689
3/31/24	$12,439	$11,588	$11,742
4/30/24	$12,399	$11,401	$11,795
5/31/24	$12,557	$11,502	$11,849
6/30/24	$12,625	$11,602	$11,898
7/31/24	$12,784	$11,826	$11,956
8/31/24	$12,903	$11,956	$12,011
9/30/24	$13,028	$12,094	$12,063
10/31/24	$13,001	$11,931	$12,114
11/30/24	$13,122	$12,072	$12,161
12/31/24	$13,115	$11,980	$12,208
1/31/25	$13,210	$12,026	$12,254
2/28/25	$13,360	$12,171	$12,295
3/31/25	$13,393	$12,120	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.67%	5.35%	3.36%
Class A (including sales charge)	3.63%	4.55%	2.96%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 428,005,000
Holdings Count | Holding	913
Advisory Fees Paid, Amount	$ 1,029,000
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$428,005
# of Portfolio Holdings	913
Portfolio Turnover Rate	279%
Total Net Advisory Fees Paid During the Reporting Period	$1,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	63.2%
U.S. Government Agencies	17.8%
Loan Participations and Assignments	8.1%
U.S. Treasury Obligations	4.7%
Asset-Backed Securities	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	2.5%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000103225
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Class C
Trading Symbol	PCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.16%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.16%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. duration contributed to performance, as rates fell.

  Long exposure to the banking sector contributed to performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to the Brazilian real detracted from performance, as the currency depreciated.

  Short exposure to the euro detracted from performance, as the currency appreciated.

  Long exposure to credit default swap indices detracted from performance, as risk sentiment was dampened by inflation concerns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,050	$9,944	$10,002
5/31/15	$10,110	$9,903	$10,005
6/30/15	$10,043	$9,780	$10,007
7/31/15	$10,043	$9,877	$10,009
8/31/15	$9,892	$9,851	$10,012
9/30/15	$9,670	$9,909	$10,014
10/31/15	$9,771	$9,941	$10,017
11/30/15	$9,660	$9,946	$10,019
12/31/15	$9,568	$9,919	$10,022
1/31/16	$9,435	$10,064	$10,027
2/29/16	$9,322	$10,161	$10,032
3/31/16	$9,517	$10,244	$10,037
4/30/16	$9,651	$10,262	$10,043
5/31/16	$9,702	$10,305	$10,048
6/30/16	$9,747	$10,501	$10,053
7/31/16	$9,953	$10,564	$10,058
8/31/16	$10,025	$10,559	$10,064
9/30/16	$10,097	$10,557	$10,069
10/31/16	$10,117	$10,455	$10,076
11/30/16	$10,107	$10,282	$10,083
12/31/16	$10,229	$10,311	$10,090
1/31/17	$10,292	$10,273	$10,099
2/28/17	$10,376	$10,361	$10,107
3/31/17	$10,460	$10,356	$10,115
4/30/17	$10,523	$10,426	$10,125
5/31/17	$10,566	$10,487	$10,135
6/30/17	$10,589	$10,458	$10,144
7/31/17	$10,643	$10,492	$10,155
8/31/17	$10,717	$10,588	$10,166
9/30/17	$10,781	$10,539	$10,177
10/31/17	$10,813	$10,583	$10,189
11/30/17	$10,813	$10,600	$10,200
12/31/17	$10,815	$10,624	$10,211
1/31/18	$10,858	$10,548	$10,226
2/28/18	$10,794	$10,524	$10,240
3/31/18	$10,788	$10,611	$10,255
4/30/18	$10,777	$10,572	$10,274
5/31/18	$10,734	$10,611	$10,294
6/30/18	$10,712	$10,631	$10,314
7/31/18	$10,810	$10,634	$10,334
8/31/18	$10,810	$10,667	$10,354
9/30/18	$10,824	$10,626	$10,374
10/31/18	$10,737	$10,605	$10,395
11/30/18	$10,671	$10,657	$10,415
12/31/18	$10,596	$10,811	$10,436
1/31/19	$10,785	$10,925	$10,460
2/28/19	$10,896	$10,938	$10,485
3/31/19	$10,964	$11,134	$10,509
4/30/19	$11,065	$11,141	$10,532
5/31/19	$11,054	$11,301	$10,555
6/30/19	$11,173	$11,460	$10,578
7/31/19	$11,161	$11,550	$10,598
8/31/19	$11,206	$11,812	$10,619
9/30/19	$11,210	$11,757	$10,639
10/31/19	$11,279	$11,737	$10,658
11/30/19	$11,290	$11,723	$10,677
12/31/19	$11,367	$11,699	$10,696
1/31/20	$11,447	$11,910	$10,713
2/29/20	$11,390	$12,056	$10,730
3/31/20	$10,333	$11,868	$10,748
4/30/20	$10,633	$12,060	$10,761
5/31/20	$10,841	$12,095	$10,774
6/30/20	$10,977	$12,155	$10,787
7/31/20	$11,232	$12,288	$10,789
8/31/20	$11,279	$12,199	$10,792
9/30/20	$11,276	$12,243	$10,795
10/31/20	$11,264	$12,244	$10,797
11/30/20	$11,509	$12,314	$10,799
12/31/20	$11,622	$12,352	$10,801
1/31/21	$11,669	$12,286	$10,803
2/28/21	$11,669	$12,095	$10,805
3/31/21	$11,649	$12,047	$10,808
4/30/21	$11,708	$12,078	$10,810
5/31/21	$11,732	$12,105	$10,811
6/30/21	$11,774	$12,164	$10,813
7/31/21	$11,750	$12,316	$10,815
8/31/21	$11,798	$12,291	$10,816
9/30/21	$11,761	$12,175	$10,817
10/31/21	$11,641	$12,143	$10,818
11/30/21	$11,593	$12,230	$10,820
12/31/21	$11,661	$12,180	$10,821
1/31/22	$11,552	$11,989	$10,823
2/28/22	$11,432	$11,829	$10,825
3/31/22	$11,362	$11,574	$10,827
4/30/22	$11,180	$11,263	$10,836
5/31/22	$11,132	$11,248	$10,845
6/30/22	$10,776	$11,077	$10,854
7/31/22	$11,081	$11,359	$10,869
8/31/22	$11,032	$11,063	$10,890
9/30/22	$10,834	$10,707	$10,912
10/31/22	$10,846	$10,671	$10,941
11/30/22	$11,116	$10,943	$10,975
12/31/22	$11,143	$10,814	$11,013
1/31/23	$11,403	$11,063	$11,054
2/28/23	$11,267	$10,886	$11,093
3/31/23	$11,396	$11,128	$11,137
4/30/23	$11,458	$11,185	$11,182
5/31/23	$11,409	$11,141	$11,230
6/30/23	$11,438	$11,134	$11,278
7/31/23	$11,539	$11,138	$11,327
8/31/23	$11,501	$11,124	$11,379
9/30/23	$11,398	$10,932	$11,429
10/31/23	$11,297	$10,854	$11,482
11/30/23	$11,676	$11,228	$11,533
12/31/23	$11,937	$11,586	$11,586
1/31/24	$11,988	$11,564	$11,639
2/29/24	$11,975	$11,484	$11,689
3/31/24	$12,079	$11,588	$11,742
4/30/24	$12,041	$11,401	$11,795
5/31/24	$12,183	$11,502	$11,849
6/30/24	$12,235	$11,602	$11,898
7/31/24	$12,379	$11,826	$11,956
8/31/24	$12,484	$11,956	$12,011
9/30/24	$12,616	$12,094	$12,063
10/31/24	$12,563	$11,931	$12,114
11/30/24	$12,682	$12,072	$12,161
12/31/24	$12,665	$11,980	$12,208
1/31/25	$12,759	$12,026	$12,254
2/28/25	$12,880	$12,171	$12,295
3/31/25	$12,904	$12,120	$12,341

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.83%	4.54%	2.58%
Class C (including sales charge)	5.83%	4.54%	2.58%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 428,005,000
Holdings Count | Holding	913
Advisory Fees Paid, Amount	$ 1,029,000
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$428,005
# of Portfolio Holdings	913
Portfolio Turnover Rate	279%
Total Net Advisory Fees Paid During the Reporting Period	$1,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	63.2%
U.S. Government Agencies	17.8%
Loan Participations and Assignments	8.1%
U.S. Treasury Obligations	4.7%
Asset-Backed Securities	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	2.5%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000103220
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	Institutional Class
Trading Symbol	PCARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. duration contributed to performance, as rates fell.

  Long exposure to the banking sector contributed to performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to the Brazilian real detracted from performance, as the currency depreciated.

  Short exposure to the euro detracted from performance, as the currency appreciated.

  Long exposure to credit default swap indices detracted from performance, as risk sentiment was dampened by inflation concerns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,005,988	$994,409	$1,000,229
5/31/15	$1,012,974	$990,287	$1,000,460
6/30/15	$1,006,510	$978,046	$1,000,689
7/31/15	$1,008,519	$987,733	$1,000,924
8/31/15	$994,456	$985,063	$1,001,159
9/30/15	$972,013	$990,905	$1,001,394
10/31/15	$984,150	$994,119	$1,001,666
11/30/15	$974,036	$994,576	$1,001,940
12/31/15	$965,397	$991,885	$1,002,212
1/31/16	$951,975	$1,006,395	$1,002,719
2/29/16	$941,650	$1,016,068	$1,003,226
3/31/16	$962,300	$1,024,433	$1,003,732
4/30/16	$977,787	$1,026,173	$1,004,260
5/31/16	$982,950	$1,030,510	$1,004,788
6/30/16	$989,729	$1,050,127	$1,005,317
7/31/16	$1,010,500	$1,056,401	$1,005,845
8/31/16	$1,019,847	$1,055,863	$1,006,374
9/30/16	$1,027,082	$1,055,737	$1,006,904
10/31/16	$1,030,213	$1,045,500	$1,007,607
11/30/16	$1,030,213	$1,028,232	$1,008,310
12/31/16	$1,043,714	$1,031,050	$1,009,013
1/31/17	$1,051,177	$1,027,295	$1,009,853
2/28/17	$1,060,772	$1,036,089	$1,010,693
3/31/17	$1,070,367	$1,035,611	$1,011,533
4/30/17	$1,077,829	$1,042,634	$1,012,501
5/31/17	$1,084,226	$1,048,720	$1,013,468
6/30/17	$1,086,659	$1,045,784	$1,014,436
7/31/17	$1,093,127	$1,049,222	$1,015,532
8/31/17	$1,102,829	$1,058,784	$1,016,629
9/30/17	$1,110,436	$1,053,896	$1,017,727
10/31/17	$1,113,692	$1,058,341	$1,018,858
11/30/17	$1,115,863	$1,059,981	$1,019,989
12/31/17	$1,116,195	$1,062,350	$1,021,122
1/31/18	$1,122,800	$1,054,766	$1,022,563
2/28/18	$1,116,195	$1,052,388	$1,024,006
3/31/18	$1,117,264	$1,061,113	$1,025,451
4/30/18	$1,117,264	$1,057,165	$1,027,418
5/31/18	$1,113,939	$1,061,115	$1,029,389
6/30/18	$1,111,915	$1,063,093	$1,031,364
7/31/18	$1,123,124	$1,063,384	$1,033,370
8/31/18	$1,124,245	$1,066,652	$1,035,380
9/30/18	$1,126,744	$1,062,572	$1,037,394
10/31/18	$1,118,849	$1,060,496	$1,039,457
11/30/18	$1,113,209	$1,065,684	$1,041,524
12/31/18	$1,106,191	$1,081,078	$1,043,595
1/31/19	$1,126,867	$1,092,528	$1,046,033
2/28/19	$1,140,651	$1,093,841	$1,048,476
3/31/19	$1,148,172	$1,113,432	$1,050,925
4/30/19	$1,159,770	$1,114,096	$1,053,203
5/31/19	$1,159,770	$1,130,127	$1,055,486
6/30/19	$1,173,338	$1,145,973	$1,057,774
7/31/19	$1,173,338	$1,154,991	$1,059,827
8/31/19	$1,179,181	$1,181,184	$1,061,885
9/30/19	$1,180,700	$1,175,711	$1,063,947
10/31/19	$1,188,989	$1,173,681	$1,065,813
11/30/19	$1,191,358	$1,172,304	$1,067,682
12/31/19	$1,200,866	$1,169,901	$1,069,554
1/31/20	$1,210,435	$1,191,013	$1,071,288
2/29/20	$1,205,651	$1,205,590	$1,073,023
3/31/20	$1,094,374	$1,186,827	$1,074,762
4/30/20	$1,128,158	$1,206,040	$1,076,061
5/31/20	$1,151,083	$1,209,459	$1,077,361
6/30/20	$1,166,327	$1,215,495	$1,078,663
7/31/20	$1,194,300	$1,228,777	$1,078,940
8/31/20	$1,200,381	$1,219,873	$1,079,217
9/30/20	$1,200,958	$1,224,329	$1,079,494
10/31/20	$1,200,958	$1,224,418	$1,079,692
11/30/20	$1,229,144	$1,231,405	$1,079,890
12/31/20	$1,241,828	$1,235,188	$1,080,089
1/31/21	$1,248,037	$1,228,563	$1,080,317
2/28/21	$1,249,279	$1,209,452	$1,080,546
3/31/21	$1,248,249	$1,204,687	$1,080,774
4/30/21	$1,255,746	$1,207,836	$1,080,957
5/31/21	$1,259,495	$1,210,532	$1,081,139
6/30/21	$1,265,136	$1,216,436	$1,081,321
7/31/21	$1,265,136	$1,231,555	$1,081,454
8/31/21	$1,270,162	$1,229,087	$1,081,587
9/30/21	$1,267,407	$1,217,483	$1,081,719
10/31/21	$1,255,966	$1,214,299	$1,081,838
11/30/21	$1,252,153	$1,222,961	$1,081,957
12/31/21	$1,259,621	$1,218,001	$1,082,075
1/31/22	$1,249,349	$1,198,865	$1,082,277
2/28/22	$1,237,793	$1,182,918	$1,082,479
3/31/22	$1,232,038	$1,157,419	$1,082,681
4/30/22	$1,213,920	$1,126,312	$1,083,588
5/31/22	$1,208,743	$1,124,762	$1,084,497
6/30/22	$1,171,806	$1,107,692	$1,085,406
7/31/22	$1,205,658	$1,135,906	$1,086,882
8/31/22	$1,201,752	$1,106,252	$1,089,024
9/30/22	$1,181,370	$1,070,739	$1,091,245
10/31/22	$1,183,999	$1,067,074	$1,094,093
11/30/22	$1,214,223	$1,094,267	$1,097,463
12/31/22	$1,217,987	$1,081,352	$1,101,293
1/31/23	$1,247,304	$1,106,259	$1,105,379
2/28/23	$1,233,979	$1,088,614	$1,109,281
3/31/23	$1,250,678	$1,112,753	$1,113,695
4/30/23	$1,257,409	$1,118,482	$1,118,173
5/31/23	$1,253,371	$1,114,079	$1,123,014
6/30/23	$1,257,800	$1,113,414	$1,127,753
7/31/23	$1,270,038	$1,113,774	$1,132,705
8/31/23	$1,267,318	$1,112,375	$1,137,880
9/30/23	$1,257,001	$1,093,192	$1,142,922
10/31/23	$1,247,406	$1,085,430	$1,148,156
11/30/23	$1,289,900	$1,122,750	$1,153,254
12/31/23	$1,321,173	$1,158,631	$1,158,559
1/31/24	$1,328,119	$1,156,360	$1,163,888
2/29/24	$1,326,730	$1,148,426	$1,168,881
3/31/24	$1,339,888	$1,158,782	$1,174,247
4/30/24	$1,337,062	$1,140,124	$1,179,460
5/31/24	$1,354,022	$1,150,213	$1,184,862
6/30/24	$1,360,881	$1,160,193	$1,189,779
7/31/24	$1,379,484	$1,182,607	$1,195,621
8/31/24	$1,392,363	$1,195,560	$1,201,121
9/30/24	$1,407,477	$1,209,433	$1,206,310
10/31/24	$1,403,129	$1,193,067	$1,211,352
11/30/24	$1,417,624	$1,207,238	$1,216,089
12/31/24	$1,418,393	$1,197,974	$1,220,844
1/31/25	$1,428,693	$1,202,615	$1,225,398
2/28/25	$1,444,878	$1,217,096	$1,229,539
3/31/25	$1,447,846	$1,212,017	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	8.06%	5.76%	3.77%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 428,005,000
Holdings Count | Holding	913
Advisory Fees Paid, Amount	$ 1,029,000
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$428,005
# of Portfolio Holdings	913
Portfolio Turnover Rate	279%
Total Net Advisory Fees Paid During the Reporting Period	$1,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	63.2%
U.S. Government Agencies	17.8%
Loan Participations and Assignments	8.1%
U.S. Treasury Obligations	4.7%
Asset-Backed Securities	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	2.5%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000103221
Shareholder Report [Line Items]
Fund Name	PIMCO Credit Opportunities Bond Fund
Class Name	I-2
Trading Symbol	PPCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Credit Opportunities Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$115	1.11%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to U.S. duration contributed to performance, as rates fell.

  Long exposure to the banking sector contributed to performance, as banks’ profitability generally remained strong.

  Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads tightened.

  Long exposure to the Brazilian real detracted from performance, as the currency depreciated.

  Short exposure to the euro detracted from performance, as the currency appreciated.

  Long exposure to credit default swap indices detracted from performance, as risk sentiment was dampened by inflation concerns.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,004,995	$994,409	$1,000,229
5/31/15	$1,011,988	$990,287	$1,000,460
6/30/15	$1,005,353	$978,046	$1,000,689
7/31/15	$1,007,364	$987,733	$1,000,924
8/31/15	$993,289	$985,063	$1,001,159
9/30/15	$970,660	$990,905	$1,001,394
10/31/15	$982,806	$994,119	$1,001,666
11/30/15	$972,684	$994,576	$1,001,940
12/31/15	$964,479	$991,885	$1,002,212
1/31/16	$951,055	$1,006,395	$1,002,719
2/29/16	$939,696	$1,016,068	$1,003,226
3/31/16	$960,349	$1,024,433	$1,003,732
4/30/16	$974,805	$1,026,173	$1,004,260
5/31/16	$981,001	$1,030,510	$1,004,788
6/30/16	$986,503	$1,050,127	$1,005,317
7/31/16	$1,008,310	$1,056,401	$1,005,845
8/31/16	$1,016,617	$1,055,863	$1,006,374
9/30/16	$1,024,521	$1,055,737	$1,006,904
10/31/16	$1,027,651	$1,045,500	$1,007,607
11/30/16	$1,027,651	$1,028,232	$1,008,310
12/31/16	$1,041,350	$1,031,050	$1,009,013
1/31/17	$1,048,811	$1,027,295	$1,009,853
2/28/17	$1,057,338	$1,036,089	$1,010,693
3/31/17	$1,066,931	$1,035,611	$1,011,533
4/30/17	$1,074,392	$1,042,634	$1,012,501
5/31/17	$1,079,721	$1,048,720	$1,013,468
6/30/17	$1,083,176	$1,045,784	$1,014,436
7/31/17	$1,089,643	$1,049,222	$1,015,532
8/31/17	$1,098,265	$1,058,784	$1,016,629
9/30/17	$1,105,744	$1,053,896	$1,017,727
10/31/17	$1,110,085	$1,058,341	$1,018,858
11/30/17	$1,111,170	$1,059,981	$1,019,989
12/31/17	$1,112,417	$1,062,350	$1,021,122
1/31/18	$1,117,918	$1,054,766	$1,022,563
2/28/18	$1,111,316	$1,052,388	$1,024,006
3/31/18	$1,113,152	$1,061,113	$1,025,451
4/30/18	$1,112,045	$1,057,165	$1,027,418
5/31/18	$1,108,722	$1,061,115	$1,029,389
6/30/18	$1,107,618	$1,063,093	$1,031,364
7/31/18	$1,117,697	$1,063,384	$1,033,370
8/31/18	$1,119,937	$1,066,652	$1,035,380
9/30/18	$1,122,171	$1,062,572	$1,037,394
10/31/18	$1,113,158	$1,060,496	$1,039,457
11/30/18	$1,107,524	$1,065,684	$1,041,524
12/31/18	$1,101,389	$1,081,078	$1,043,595
1/31/19	$1,122,040	$1,092,528	$1,046,033
2/28/19	$1,134,660	$1,093,841	$1,048,476
3/31/19	$1,141,877	$1,113,432	$1,050,925
4/30/19	$1,153,458	$1,114,096	$1,053,203
5/31/19	$1,153,458	$1,130,127	$1,055,486
6/30/19	$1,166,816	$1,145,973	$1,057,774
7/31/19	$1,166,816	$1,154,991	$1,059,827
8/31/19	$1,172,650	$1,181,184	$1,061,885
9/30/19	$1,173,899	$1,175,711	$1,063,947
10/31/19	$1,182,175	$1,173,681	$1,065,813
11/30/19	$1,184,539	$1,172,304	$1,067,682
12/31/19	$1,193,729	$1,169,901	$1,069,554
1/31/20	$1,203,279	$1,191,013	$1,071,288
2/29/20	$1,198,504	$1,205,590	$1,073,023
3/31/20	$1,087,319	$1,186,827	$1,074,762
4/30/20	$1,121,034	$1,206,040	$1,076,061
5/31/20	$1,143,912	$1,209,459	$1,077,361
6/30/20	$1,157,769	$1,215,495	$1,078,663
7/31/20	$1,185,682	$1,228,777	$1,078,940
8/31/20	$1,192,964	$1,219,873	$1,079,217
9/30/20	$1,193,259	$1,224,329	$1,079,494
10/31/20	$1,192,036	$1,224,418	$1,079,692
11/30/20	$1,220,156	$1,231,405	$1,079,890
12/31/20	$1,233,758	$1,235,188	$1,080,089
1/31/21	$1,238,713	$1,228,563	$1,080,317
2/28/21	$1,239,952	$1,209,452	$1,080,546
3/31/21	$1,238,710	$1,204,687	$1,080,774
4/30/21	$1,246,187	$1,207,836	$1,080,957
5/31/21	$1,251,172	$1,210,532	$1,081,139
6/30/21	$1,255,376	$1,216,436	$1,081,321
7/31/21	$1,255,376	$1,231,555	$1,081,454
8/31/21	$1,260,387	$1,229,087	$1,081,587
9/30/21	$1,257,362	$1,217,483	$1,081,719
10/31/21	$1,245,954	$1,214,299	$1,081,838
11/30/21	$1,242,152	$1,222,961	$1,081,957
12/31/21	$1,249,292	$1,218,001	$1,082,075
1/31/22	$1,240,331	$1,198,865	$1,082,277
2/28/22	$1,227,531	$1,182,918	$1,082,479
3/31/22	$1,221,520	$1,157,419	$1,082,681
4/30/22	$1,203,462	$1,126,312	$1,083,588
5/31/22	$1,199,592	$1,124,762	$1,084,497
6/30/22	$1,161,300	$1,107,692	$1,085,406
7/31/22	$1,195,036	$1,135,906	$1,086,882
8/31/22	$1,191,144	$1,106,252	$1,089,024
9/30/22	$1,170,559	$1,070,739	$1,091,245
10/31/22	$1,173,177	$1,067,074	$1,094,093
11/30/22	$1,203,292	$1,094,267	$1,097,463
12/31/22	$1,206,737	$1,081,352	$1,101,293
1/31/23	$1,235,943	$1,106,259	$1,105,379
2/28/23	$1,222,668	$1,088,614	$1,109,281
3/31/23	$1,237,753	$1,112,753	$1,113,695
4/30/23	$1,245,799	$1,118,482	$1,118,173
5/31/23	$1,241,776	$1,114,079	$1,123,014
6/30/23	$1,245,976	$1,113,414	$1,127,753
7/31/23	$1,256,810	$1,113,774	$1,132,705
8/31/23	$1,255,456	$1,112,375	$1,137,880
9/30/23	$1,244,943	$1,093,192	$1,142,922
10/31/23	$1,235,387	$1,085,430	$1,148,156
11/30/23	$1,276,339	$1,122,750	$1,153,254
12/31/23	$1,307,074	$1,158,631	$1,158,559
1/31/24	$1,313,990	$1,156,360	$1,163,888
2/29/24	$1,312,607	$1,148,426	$1,168,881
3/31/24	$1,325,480	$1,158,782	$1,174,247
4/30/24	$1,322,666	$1,140,124	$1,179,460
5/31/24	$1,339,551	$1,150,213	$1,184,862
6/30/24	$1,346,092	$1,160,193	$1,189,779
7/31/24	$1,364,610	$1,182,607	$1,195,621
8/31/24	$1,377,430	$1,195,560	$1,201,121
9/30/24	$1,392,207	$1,209,433	$1,206,310
10/31/24	$1,387,879	$1,193,067	$1,211,352
11/30/24	$1,402,306	$1,207,238	$1,216,089
12/31/24	$1,402,705	$1,197,974	$1,220,844
1/31/25	$1,412,954	$1,202,615	$1,225,398
2/28/25	$1,427,596	$1,217,096	$1,229,539
3/31/25	$1,431,681	$1,212,017	$1,234,125

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	8.01%	5.66%	3.65%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.10%	2.66%	-%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 428,005,000
Holdings Count | Holding	913
Advisory Fees Paid, Amount	$ 1,029,000
InvestmentCompanyPortfolioTurnover	279.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$428,005
# of Portfolio Holdings	913
Portfolio Turnover Rate	279%
Total Net Advisory Fees Paid During the Reporting Period	$1,029
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	63.2%
U.S. Government Agencies	17.8%
Loan Participations and Assignments	8.1%
U.S. Treasury Obligations	4.7%
Asset-Backed Securities	3.1%
Sovereign Issues	2.6%
Non-Agency Mortgage-Backed Securities	2.5%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	3.7%
Affiliated Investments	9.2%
Financial Derivative Instruments	(0.5%)
Other Assets and Liabilities, Net	(14.6%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.38% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026674
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Class A
Trading Symbol	PDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$9,625	$10,000	$10,000	$10,000
4/30/15	$9,731	$9,944	$10,074	$9,987
5/31/15	$9,748	$9,903	$10,051	$9,960
6/30/15	$9,587	$9,780	$9,889	$9,798
7/31/15	$9,652	$9,877	$9,933	$9,860
8/31/15	$9,508	$9,851	$9,835	$9,787
9/30/15	$9,329	$9,909	$9,725	$9,762
10/31/15	$9,585	$9,941	$9,935	$9,866
11/30/15	$9,539	$9,946	$9,899	$9,856
12/31/15	$9,400	$9,919	$9,761	$9,762
1/31/16	$9,359	$10,064	$9,737	$9,793
2/29/16	$9,349	$10,161	$9,837	$9,857
3/31/16	$9,612	$10,244	$10,129	$10,087
4/30/16	$9,820	$10,262	$10,321	$10,214
5/31/16	$9,881	$10,305	$10,330	$10,240
6/30/16	$10,086	$10,501	$10,539	$10,418
7/31/16	$10,282	$10,564	$10,733	$10,588
8/31/16	$10,423	$10,559	$10,881	$10,663
9/30/16	$10,460	$10,557	$10,898	$10,660
10/31/16	$10,425	$10,455	$10,824	$10,591
11/30/16	$10,220	$10,282	$10,584	$10,391
12/31/16	$10,352	$10,311	$10,719	$10,478
1/31/17	$10,445	$10,273	$10,811	$10,517
2/28/17	$10,609	$10,361	$10,970	$10,643
3/31/17	$10,678	$10,356	$10,977	$10,638
4/30/17	$10,811	$10,426	$11,113	$10,738
5/31/17	$10,938	$10,487	$11,210	$10,831
6/30/17	$10,917	$10,458	$11,207	$10,828
7/31/17	$11,012	$10,492	$11,294	$10,907
8/31/17	$11,140	$10,588	$11,398	$10,996
9/30/17	$11,146	$10,539	$11,414	$10,984
10/31/17	$11,192	$10,583	$11,469	$11,049
11/30/17	$11,168	$10,600	$11,448	$11,041
12/31/17	$11,223	$10,624	$11,500	$11,096
1/31/18	$11,176	$10,548	$11,482	$11,041
2/28/18	$11,066	$10,524	$11,343	$10,945
3/31/18	$11,140	$10,611	$11,354	$10,968
4/30/18	$11,111	$10,572	$11,306	$10,927
5/31/18	$11,084	$10,611	$11,267	$10,944
6/30/18	$11,047	$10,631	$11,226	$10,920
7/31/18	$11,167	$10,634	$11,367	$11,001
8/31/18	$11,135	$10,667	$11,338	$11,029
9/30/18	$11,220	$10,626	$11,411	$11,027
10/31/18	$11,101	$10,605	$11,250	$10,936
11/30/18	$11,070	$10,657	$11,200	$10,910
12/31/18	$11,068	$10,811	$11,244	$11,006
1/31/19	$11,449	$10,925	$11,623	$11,245
2/28/19	$11,531	$10,938	$11,729	$11,311
3/31/19	$11,700	$11,134	$11,915	$11,524
4/30/19	$11,772	$11,141	$11,995	$11,595
5/31/19	$11,803	$11,301	$12,024	$11,691
6/30/19	$12,108	$11,460	$12,330	$11,939
7/31/19	$12,180	$11,550	$12,442	$12,045
8/31/19	$12,264	$11,812	$12,594	$12,264
9/30/19	$12,241	$11,757	$12,568	$12,221
10/31/19	$12,299	$11,737	$12,607	$12,257
11/30/19	$12,336	$11,723	$12,634	$12,275
12/31/19	$12,433	$11,699	$12,782	$12,335
1/31/20	$12,614	$11,910	$12,951	$12,557
2/29/20	$12,592	$12,056	$12,894	$12,623
3/31/20	$11,485	$11,868	$11,623	$11,724
4/30/20	$11,781	$12,060	$12,050	$12,186
5/31/20	$12,121	$12,095	$12,479	$12,405
6/30/20	$12,298	$12,155	$12,705	$12,615
7/31/20	$12,664	$12,288	$13,136	$12,941
8/31/20	$12,719	$12,199	$13,156	$12,891
9/30/20	$12,619	$12,243	$13,039	$12,863
10/31/20	$12,609	$12,244	$13,057	$12,878
11/30/20	$13,031	$12,314	$13,462	$13,168
12/31/20	$13,174	$12,352	$13,626	$13,264
1/31/21	$13,077	$12,286	$13,547	$13,184
2/28/21	$12,912	$12,095	$13,376	$13,020
3/31/21	$12,829	$12,047	$13,298	$12,914
4/30/21	$12,981	$12,078	$13,453	$13,013
5/31/21	$13,046	$12,105	$13,531	$13,073
6/30/21	$13,172	$12,164	$13,666	$13,203
7/31/21	$13,253	$12,316	$13,770	$13,338
8/31/21	$13,307	$12,291	$13,822	$13,337
9/30/21	$13,174	$12,175	$13,685	$13,213
10/31/21	$13,127	$12,143	$13,671	$13,190
11/30/21	$13,030	$12,230	$13,580	$13,187
12/31/21	$13,167	$12,180	$13,710	$13,209
1/31/22	$12,818	$11,989	$13,355	$12,888
2/28/22	$12,400	$11,829	$12,960	$12,589
3/31/22	$12,219	$11,574	$12,791	$12,328
4/30/22	$11,668	$11,263	$12,249	$11,847
5/31/22	$11,689	$11,248	$12,267	$11,853
6/30/22	$11,096	$11,077	$11,666	$11,468
7/31/22	$11,583	$11,359	$12,144	$11,854
8/31/22	$11,305	$11,063	$11,875	$11,534
9/30/22	$10,806	$10,707	$11,313	$11,028
10/31/22	$10,889	$10,671	$11,401	$11,007
11/30/22	$11,381	$10,943	$11,914	$11,465
12/31/22	$11,309	$10,814	$11,870	$11,394
1/31/23	$11,731	$11,063	$12,262	$11,767
2/28/23	$11,460	$10,886	$12,034	$11,514
3/31/23	$11,592	$11,128	$12,219	$11,732
4/30/23	$11,632	$11,185	$12,302	$11,815
5/31/23	$11,549	$11,141	$12,213	$11,725
6/30/23	$11,685	$11,134	$12,340	$11,766
7/31/23	$11,815	$11,138	$12,487	$11,851
8/31/23	$11,770	$11,124	$12,428	$11,815
9/30/23	$11,546	$10,932	$12,203	$11,610
10/31/23	$11,410	$10,854	$12,080	$11,504
11/30/23	$11,960	$11,228	$12,658	$12,010
12/31/23	$12,434	$11,586	$13,157	$12,460
1/31/24	$12,414	$11,564	$13,114	$12,450
2/29/24	$12,396	$11,484	$13,104	$12,354
3/31/24	$12,586	$11,588	$13,286	$12,509
4/30/24	$12,374	$11,401	$13,088	$12,302
5/31/24	$12,559	$11,502	$13,271	$12,463
6/30/24	$12,644	$11,602	$13,371	$12,549
7/31/24	$12,880	$11,826	$13,619	$12,809
8/31/24	$13,069	$11,956	$13,842	$12,972
9/30/24	$13,269	$12,094	$14,044	$13,168
10/31/24	$13,082	$11,931	$13,872	$12,988
11/30/24	$13,286	$12,072	$14,036	$13,158
12/31/24	$13,171	$11,980	$13,902	$13,017
1/31/25	$13,302	$12,026	$14,039	$13,104
2/28/25	$13,493	$12,171	$14,221	$13,290
3/31/25	$13,423	$12,120	$14,133	$13,218

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.65%	3.17%	3.38%
Class A (including sales charge)	2.65%	2.38%	2.99%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,971,141,000
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 13,742,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026673
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Administrative Class
Trading Symbol	PDAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,011,137	$994,409	$1,007,365	$998,684
5/31/15	$1,013,070	$990,287	$1,005,144	$996,023
6/30/15	$996,404	$978,046	$988,881	$979,816
7/31/15	$1,003,344	$987,733	$993,275	$985,998
8/31/15	$988,468	$985,063	$983,476	$978,718
9/30/15	$969,970	$990,905	$972,476	$976,247
10/31/15	$996,692	$994,119	$993,547	$986,619
11/30/15	$992,065	$994,576	$989,894	$985,579
12/31/15	$977,777	$991,885	$976,093	$976,242
1/31/16	$973,555	$1,006,395	$973,716	$979,288
2/29/16	$972,702	$1,016,068	$983,716	$985,712
3/31/16	$1,000,158	$1,024,433	$1,012,929	$1,008,728
4/30/16	$1,021,867	$1,026,173	$1,032,115	$1,021,419
5/31/16	$1,028,422	$1,030,510	$1,033,013	$1,024,026
6/30/16	$1,049,845	$1,050,127	$1,053,923	$1,041,780
7/31/16	$1,070,417	$1,056,401	$1,073,270	$1,058,838
8/31/16	$1,085,164	$1,055,863	$1,088,129	$1,066,322
9/30/16	$1,089,157	$1,055,737	$1,089,757	$1,065,955
10/31/16	$1,085,737	$1,045,500	$1,082,445	$1,059,111
11/30/16	$1,064,455	$1,028,232	$1,058,444	$1,039,076
12/31/16	$1,078,326	$1,031,050	$1,071,858	$1,047,829
1/31/17	$1,088,169	$1,027,295	$1,081,079	$1,051,689
2/28/17	$1,105,383	$1,036,089	$1,097,012	$1,064,309
3/31/17	$1,112,705	$1,035,611	$1,097,666	$1,063,753
4/30/17	$1,126,716	$1,042,634	$1,111,274	$1,073,833
5/31/17	$1,140,059	$1,048,720	$1,120,955	$1,083,075
6/30/17	$1,138,103	$1,045,784	$1,120,656	$1,082,759
7/31/17	$1,148,142	$1,049,222	$1,129,430	$1,090,658
8/31/17	$1,161,552	$1,058,784	$1,139,781	$1,099,595
9/30/17	$1,162,317	$1,053,896	$1,141,408	$1,098,403
10/31/17	$1,167,290	$1,058,341	$1,146,905	$1,104,944
11/30/17	$1,164,939	$1,059,981	$1,144,762	$1,104,126
12/31/17	$1,170,835	$1,062,350	$1,149,993	$1,109,565
1/31/18	$1,166,120	$1,054,766	$1,148,249	$1,104,107
2/28/18	$1,154,737	$1,052,388	$1,134,318	$1,094,485
3/31/18	$1,162,618	$1,061,113	$1,135,444	$1,096,821
4/30/18	$1,159,692	$1,057,165	$1,130,589	$1,092,708
5/31/18	$1,157,065	$1,061,115	$1,126,686	$1,094,382
6/30/18	$1,153,360	$1,063,093	$1,122,585	$1,092,034
7/31/18	$1,165,967	$1,063,384	$1,136,739	$1,100,138
8/31/18	$1,162,818	$1,066,652	$1,133,764	$1,102,914
9/30/18	$1,171,831	$1,062,572	$1,141,082	$1,102,691
10/31/18	$1,159,579	$1,060,496	$1,125,022	$1,093,559
11/30/18	$1,156,467	$1,065,684	$1,119,973	$1,090,963
12/31/18	$1,156,427	$1,081,078	$1,124,363	$1,100,570
1/31/19	$1,196,371	$1,092,528	$1,162,339	$1,124,522
2/28/19	$1,205,152	$1,093,841	$1,172,891	$1,131,072
3/31/19	$1,222,964	$1,113,432	$1,191,481	$1,152,420
4/30/19	$1,230,558	$1,114,096	$1,199,463	$1,159,481
5/31/19	$1,233,976	$1,130,127	$1,202,406	$1,169,140
6/30/19	$1,266,025	$1,145,973	$1,232,971	$1,193,856
7/31/19	$1,273,667	$1,154,991	$1,244,234	$1,204,522
8/31/19	$1,282,659	$1,181,184	$1,259,385	$1,226,389
9/30/19	$1,280,466	$1,175,711	$1,256,814	$1,222,083
10/31/19	$1,286,670	$1,173,681	$1,260,704	$1,225,695
11/30/19	$1,290,712	$1,172,304	$1,263,357	$1,227,460
12/31/19	$1,300,966	$1,169,901	$1,278,225	$1,233,494
1/31/20	$1,320,148	$1,191,013	$1,295,139	$1,255,729
2/29/20	$1,317,968	$1,205,590	$1,289,352	$1,262,307
3/31/20	$1,202,210	$1,186,827	$1,162,326	$1,172,441
4/30/20	$1,233,400	$1,206,040	$1,205,039	$1,218,610
5/31/20	$1,269,111	$1,209,459	$1,247,897	$1,240,527
6/30/20	$1,287,862	$1,215,495	$1,270,536	$1,261,522
7/31/20	$1,326,375	$1,228,777	$1,313,618	$1,294,134
8/31/20	$1,332,203	$1,219,873	$1,315,596	$1,289,086
9/30/20	$1,321,963	$1,224,329	$1,303,867	$1,286,336
10/31/20	$1,321,061	$1,224,418	$1,305,657	$1,287,808
11/30/20	$1,365,464	$1,231,405	$1,346,195	$1,316,815
12/31/20	$1,380,608	$1,235,188	$1,362,561	$1,326,366
1/31/21	$1,370,594	$1,228,563	$1,354,681	$1,318,377
2/28/21	$1,353,490	$1,209,452	$1,337,633	$1,301,961
3/31/21	$1,344,935	$1,204,687	$1,329,751	$1,291,385
4/30/21	$1,361,001	$1,207,836	$1,345,338	$1,301,251
5/31/21	$1,367,978	$1,210,532	$1,353,107	$1,307,294
6/30/21	$1,381,376	$1,216,436	$1,366,638	$1,320,252
7/31/21	$1,390,063	$1,231,555	$1,377,011	$1,333,832
8/31/21	$1,395,936	$1,229,087	$1,382,185	$1,333,737
9/30/21	$1,382,191	$1,217,483	$1,368,516	$1,321,287
10/31/21	$1,377,365	$1,214,299	$1,367,093	$1,319,004
11/30/21	$1,367,376	$1,222,961	$1,358,005	$1,318,748
12/31/21	$1,381,905	$1,218,001	$1,370,967	$1,320,945
1/31/22	$1,345,506	$1,198,865	$1,335,483	$1,288,766
2/28/22	$1,301,728	$1,182,918	$1,295,960	$1,258,950
3/31/22	$1,282,992	$1,157,419	$1,279,071	$1,232,823
4/30/22	$1,225,235	$1,126,312	$1,224,852	$1,184,743
5/31/22	$1,227,626	$1,124,762	$1,226,715	$1,185,345
6/30/22	$1,165,525	$1,107,692	$1,166,596	$1,146,849
7/31/22	$1,216,787	$1,135,906	$1,214,350	$1,185,407
8/31/22	$1,187,742	$1,106,252	$1,187,519	$1,153,402
9/30/22	$1,135,474	$1,070,739	$1,131,299	$1,102,820
10/31/22	$1,144,307	$1,067,074	$1,140,125	$1,100,663
11/30/22	$1,196,180	$1,094,267	$1,191,372	$1,146,507
12/31/22	$1,188,675	$1,081,352	$1,186,991	$1,139,351
1/31/23	$1,233,179	$1,106,259	$1,226,196	$1,176,699
2/28/23	$1,204,888	$1,088,614	$1,203,423	$1,151,376
3/31/23	$1,218,901	$1,112,753	$1,221,877	$1,173,229
4/30/23	$1,223,314	$1,118,482	$1,230,229	$1,181,531
5/31/23	$1,214,673	$1,114,079	$1,221,275	$1,172,523
6/30/23	$1,229,153	$1,113,414	$1,234,033	$1,176,561
7/31/23	$1,242,928	$1,113,774	$1,248,657	$1,185,123
8/31/23	$1,238,411	$1,112,375	$1,242,784	$1,181,512
9/30/23	$1,214,988	$1,093,192	$1,220,292	$1,160,980
10/31/23	$1,200,868	$1,085,430	$1,207,972	$1,150,351
11/30/23	$1,258,853	$1,122,750	$1,265,778	$1,201,036
12/31/23	$1,308,952	$1,158,631	$1,315,674	$1,246,004
1/31/24	$1,306,967	$1,156,360	$1,311,430	$1,244,952
2/29/24	$1,305,279	$1,148,426	$1,310,419	$1,235,430
3/31/24	$1,325,463	$1,158,782	$1,328,606	$1,250,944
4/30/24	$1,303,257	$1,140,124	$1,308,781	$1,230,162
5/31/24	$1,322,918	$1,150,213	$1,327,128	$1,246,315
6/30/24	$1,331,984	$1,160,193	$1,337,088	$1,254,931
7/31/24	$1,357,051	$1,182,607	$1,361,893	$1,280,863
8/31/24	$1,377,170	$1,195,560	$1,384,160	$1,297,219
9/30/24	$1,398,415	$1,209,433	$1,404,420	$1,316,803
10/31/24	$1,378,835	$1,193,067	$1,387,196	$1,298,824
11/30/24	$1,400,535	$1,207,238	$1,403,574	$1,315,751
12/31/24	$1,388,629	$1,197,974	$1,390,168	$1,301,705
1/31/25	$1,402,613	$1,202,615	$1,403,882	$1,310,393
2/28/25	$1,422,922	$1,217,096	$1,422,071	$1,328,996
3/31/25	$1,415,685	$1,212,017	$1,413,263	$1,321,789

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.81%	3.32%	3.54%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,971,141,000
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 13,742,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026676
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Class C
Trading Symbol	PDICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.96%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,104	$9,944	$10,074	$9,987
5/31/15	$10,116	$9,903	$10,051	$9,960
6/30/15	$9,942	$9,780	$9,889	$9,798
7/31/15	$10,003	$9,877	$9,933	$9,860
8/31/15	$9,848	$9,851	$9,835	$9,787
9/30/15	$9,656	$9,909	$9,725	$9,762
10/31/15	$9,914	$9,941	$9,935	$9,866
11/30/15	$9,861	$9,946	$9,899	$9,856
12/31/15	$9,711	$9,919	$9,761	$9,762
1/31/16	$9,663	$10,064	$9,737	$9,793
2/29/16	$9,647	$10,161	$9,837	$9,857
3/31/16	$9,912	$10,244	$10,129	$10,087
4/30/16	$10,120	$10,262	$10,321	$10,214
5/31/16	$10,177	$10,305	$10,330	$10,240
6/30/16	$10,382	$10,501	$10,539	$10,418
7/31/16	$10,577	$10,564	$10,733	$10,588
8/31/16	$10,715	$10,559	$10,881	$10,663
9/30/16	$10,746	$10,557	$10,898	$10,660
10/31/16	$10,704	$10,455	$10,824	$10,591
11/30/16	$10,487	$10,282	$10,584	$10,391
12/31/16	$10,615	$10,311	$10,719	$10,478
1/31/17	$10,704	$10,273	$10,811	$10,517
2/28/17	$10,866	$10,361	$10,970	$10,643
3/31/17	$10,929	$10,356	$10,977	$10,638
4/30/17	$11,059	$10,426	$11,113	$10,738
5/31/17	$11,181	$10,487	$11,210	$10,831
6/30/17	$11,154	$10,458	$11,207	$10,828
7/31/17	$11,244	$10,492	$11,294	$10,907
8/31/17	$11,367	$10,588	$11,398	$10,996
9/30/17	$11,365	$10,539	$11,414	$10,984
10/31/17	$11,406	$10,583	$11,469	$11,049
11/30/17	$11,374	$10,600	$11,448	$11,041
12/31/17	$11,423	$10,624	$11,500	$11,096
1/31/18	$11,368	$10,548	$11,482	$11,041
2/28/18	$11,250	$10,524	$11,343	$10,945
3/31/18	$11,318	$10,611	$11,354	$10,968
4/30/18	$11,281	$10,572	$11,306	$10,927
5/31/18	$11,247	$10,611	$11,267	$10,944
6/30/18	$11,202	$10,631	$11,226	$10,920
7/31/18	$11,316	$10,634	$11,367	$11,001
8/31/18	$11,276	$10,667	$11,338	$11,029
9/30/18	$11,356	$10,626	$11,411	$11,027
10/31/18	$11,229	$10,605	$11,250	$10,936
11/30/18	$11,190	$10,657	$11,200	$10,910
12/31/18	$11,181	$10,811	$11,244	$11,006
1/31/19	$11,559	$10,925	$11,623	$11,245
2/28/19	$11,635	$10,938	$11,729	$11,311
3/31/19	$11,798	$11,134	$11,915	$11,524
4/30/19	$11,863	$11,141	$11,995	$11,595
5/31/19	$11,886	$11,301	$12,024	$11,691
6/30/19	$12,187	$11,460	$12,330	$11,939
7/31/19	$12,251	$11,550	$12,442	$12,045
8/31/19	$12,328	$11,812	$12,594	$12,264
9/30/19	$12,298	$11,757	$12,568	$12,221
10/31/19	$12,348	$11,737	$12,607	$12,257
11/30/19	$12,378	$11,723	$12,634	$12,275
12/31/19	$12,467	$11,699	$12,782	$12,335
1/31/20	$12,640	$11,910	$12,951	$12,557
2/29/20	$12,611	$12,056	$12,894	$12,623
3/31/20	$11,495	$11,868	$11,623	$11,724
4/30/20	$11,784	$12,060	$12,050	$12,186
5/31/20	$12,116	$12,095	$12,479	$12,405
6/30/20	$12,286	$12,155	$12,705	$12,615
7/31/20	$12,644	$12,288	$13,136	$12,941
8/31/20	$12,690	$12,199	$13,156	$12,891
9/30/20	$12,583	$12,243	$13,039	$12,863
10/31/20	$12,565	$12,244	$13,057	$12,878
11/30/20	$12,978	$12,314	$13,462	$13,168
12/31/20	$13,111	$12,352	$13,626	$13,264
1/31/21	$13,007	$12,286	$13,547	$13,184
2/28/21	$12,835	$12,095	$13,376	$13,020
3/31/21	$12,744	$12,047	$13,298	$12,914
4/30/21	$12,887	$12,078	$13,453	$13,013
5/31/21	$12,943	$12,105	$13,531	$13,073
6/30/21	$13,060	$12,164	$13,666	$13,203
7/31/21	$13,132	$12,316	$13,770	$13,338
8/31/21	$13,178	$12,291	$13,822	$13,337
9/30/21	$13,039	$12,175	$13,685	$13,213
10/31/21	$12,983	$12,143	$13,671	$13,190
11/30/21	$12,879	$12,230	$13,580	$13,187
12/31/21	$13,006	$12,180	$13,710	$13,209
1/31/22	$12,654	$11,989	$13,355	$12,888
2/28/22	$12,233	$11,829	$12,960	$12,589
3/31/22	$12,048	$11,574	$12,791	$12,328
4/30/22	$11,497	$11,263	$12,249	$11,847
5/31/22	$11,510	$11,248	$12,267	$11,853
6/30/22	$10,920	$11,077	$11,666	$11,468
7/31/22	$11,392	$11,359	$12,144	$11,854
8/31/22	$11,111	$11,063	$11,875	$11,534
9/30/22	$10,614	$10,707	$11,313	$11,028
10/31/22	$10,689	$10,671	$11,401	$11,007
11/30/22	$11,165	$10,943	$11,914	$11,465
12/31/22	$11,086	$10,814	$11,870	$11,394
1/31/23	$11,493	$11,063	$12,262	$11,767
2/28/23	$11,222	$10,886	$12,034	$11,514
3/31/23	$11,343	$11,128	$12,219	$11,732
4/30/23	$11,376	$11,185	$12,302	$11,815
5/31/23	$11,287	$11,141	$12,213	$11,725
6/30/23	$11,413	$11,134	$12,340	$11,766
7/31/23	$11,533	$11,138	$12,487	$11,851
8/31/23	$11,482	$11,124	$12,428	$11,815
9/30/23	$11,256	$10,932	$12,203	$11,610
10/31/23	$11,117	$10,854	$12,080	$11,504
11/30/23	$11,646	$11,228	$12,658	$12,010
12/31/23	$12,100	$11,586	$13,157	$12,460
1/31/24	$12,073	$11,564	$13,114	$12,450
2/29/24	$12,048	$11,484	$13,104	$12,354
3/31/24	$12,225	$11,588	$13,286	$12,509
4/30/24	$12,012	$11,401	$13,088	$12,302
5/31/24	$12,183	$11,502	$13,271	$12,463
6/30/24	$12,258	$11,602	$13,371	$12,549
7/31/24	$12,479	$11,826	$13,619	$12,809
8/31/24	$12,654	$11,956	$13,842	$12,972
9/30/24	$12,840	$12,094	$14,044	$13,168
10/31/24	$12,651	$11,931	$13,872	$12,988
11/30/24	$12,840	$12,072	$14,036	$13,158
12/31/24	$12,721	$11,980	$13,902	$13,017
1/31/25	$12,839	$12,026	$14,039	$13,104
2/28/25	$13,016	$12,171	$14,221	$13,290
3/31/25	$12,941	$12,120	$14,133	$13,218

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.85%	2.40%	2.61%
Class C (including sales charge)	4.85%	2.40%	2.61%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,971,141,000
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 13,742,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200455
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	I-3
Trading Symbol	PDNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,011,224	$994,409	$1,007,365	$998,684
5/31/15	$1,013,238	$990,287	$1,005,144	$996,023
6/30/15	$996,651	$978,046	$988,881	$979,816
7/31/15	$1,003,689	$987,733	$993,275	$985,998
8/31/15	$988,878	$985,063	$983,476	$978,718
9/30/15	$970,452	$990,905	$972,476	$976,247
10/31/15	$997,277	$994,119	$993,547	$986,619
11/30/15	$992,722	$994,576	$989,894	$985,579
12/31/15	$978,526	$991,885	$976,093	$976,242
1/31/16	$974,363	$1,006,395	$973,716	$979,288
2/29/16	$973,587	$1,016,068	$983,716	$985,712
3/31/16	$1,001,151	$1,024,433	$1,012,929	$1,008,728
4/30/16	$1,022,972	$1,026,173	$1,032,115	$1,021,419
5/31/16	$1,029,615	$1,030,510	$1,033,013	$1,024,026
6/30/16	$1,051,150	$1,050,127	$1,053,923	$1,041,780
7/31/16	$1,071,840	$1,056,401	$1,073,270	$1,058,838
8/31/16	$1,086,697	$1,055,863	$1,088,129	$1,066,322
9/30/16	$1,090,798	$1,055,737	$1,089,757	$1,065,955
10/31/16	$1,087,450	$1,045,500	$1,082,445	$1,059,111
11/30/16	$1,066,205	$1,028,232	$1,058,444	$1,039,076
12/31/16	$1,080,204	$1,031,050	$1,071,858	$1,047,829
1/31/17	$1,090,141	$1,027,295	$1,081,079	$1,051,689
2/28/17	$1,107,471	$1,036,089	$1,097,012	$1,064,309
3/31/17	$1,114,916	$1,035,611	$1,097,666	$1,063,753
4/30/17	$1,129,032	$1,042,634	$1,111,274	$1,073,833
5/31/17	$1,142,498	$1,048,720	$1,120,955	$1,083,075
6/30/17	$1,140,649	$1,045,784	$1,120,656	$1,082,759
7/31/17	$1,150,789	$1,049,222	$1,129,430	$1,090,658
8/31/17	$1,164,328	$1,058,784	$1,139,781	$1,099,595
9/30/17	$1,165,199	$1,053,896	$1,141,408	$1,098,403
10/31/17	$1,170,277	$1,058,341	$1,146,905	$1,104,944
11/30/17	$1,168,015	$1,059,981	$1,144,762	$1,104,126
12/31/17	$1,174,034	$1,062,350	$1,149,993	$1,109,565
1/31/18	$1,169,397	$1,054,766	$1,148,249	$1,104,107
2/28/18	$1,158,071	$1,052,388	$1,134,318	$1,094,485
3/31/18	$1,166,082	$1,061,113	$1,135,444	$1,096,821
4/30/18	$1,163,247	$1,057,165	$1,130,589	$1,092,708
5/31/18	$1,160,670	$1,061,115	$1,126,686	$1,094,382
6/30/18	$1,157,015	$1,063,093	$1,122,585	$1,092,034
7/31/18	$1,169,771	$1,063,384	$1,136,739	$1,100,138
8/31/18	$1,166,730	$1,066,652	$1,133,764	$1,102,914
9/30/18	$1,175,871	$1,062,572	$1,141,082	$1,102,691
10/31/18	$1,163,675	$1,060,496	$1,125,022	$1,093,559
11/30/18	$1,160,671	$1,065,684	$1,119,973	$1,090,963
12/31/18	$1,160,654	$1,081,078	$1,124,363	$1,100,570
1/31/19	$1,200,840	$1,092,528	$1,162,339	$1,124,522
2/28/19	$1,209,760	$1,093,841	$1,172,891	$1,131,072
3/31/19	$1,227,744	$1,113,432	$1,191,481	$1,152,420
4/30/19	$1,235,483	$1,114,096	$1,199,463	$1,159,481
5/31/19	$1,239,025	$1,130,127	$1,202,406	$1,169,140
6/30/19	$1,271,303	$1,145,973	$1,232,971	$1,193,856
7/31/19	$1,279,087	$1,154,991	$1,244,234	$1,204,522
8/31/19	$1,288,233	$1,181,184	$1,259,385	$1,226,389
9/30/19	$1,286,129	$1,175,711	$1,256,814	$1,222,083
10/31/19	$1,292,469	$1,173,681	$1,260,704	$1,225,695
11/30/19	$1,296,639	$1,172,304	$1,263,357	$1,227,460
12/31/19	$1,307,058	$1,169,901	$1,278,225	$1,233,494
1/31/20	$1,326,446	$1,191,013	$1,295,139	$1,255,729
2/29/20	$1,324,358	$1,205,590	$1,289,352	$1,262,307
3/31/20	$1,208,141	$1,186,827	$1,162,326	$1,172,441
4/30/20	$1,239,585	$1,206,040	$1,205,039	$1,218,610
5/31/20	$1,275,586	$1,209,459	$1,247,897	$1,240,527
6/30/20	$1,294,541	$1,215,495	$1,270,536	$1,261,522
7/31/20	$1,333,375	$1,228,777	$1,313,618	$1,294,134
8/31/20	$1,339,341	$1,219,873	$1,315,596	$1,289,086
9/30/20	$1,329,156	$1,224,329	$1,303,867	$1,286,336
10/31/20	$1,328,367	$1,224,418	$1,305,657	$1,287,808
11/30/20	$1,373,126	$1,231,405	$1,346,195	$1,316,815
12/31/20	$1,388,485	$1,235,188	$1,362,561	$1,326,366
1/31/21	$1,378,519	$1,228,563	$1,354,681	$1,318,377
2/28/21	$1,361,419	$1,209,452	$1,337,633	$1,301,961
3/31/21	$1,352,929	$1,204,687	$1,329,751	$1,291,385
4/30/21	$1,369,211	$1,207,836	$1,345,338	$1,301,251
5/31/21	$1,376,339	$1,210,532	$1,353,107	$1,307,294
6/30/21	$1,389,933	$1,216,436	$1,366,638	$1,320,252
7/31/21	$1,398,798	$1,231,555	$1,377,011	$1,333,832
8/31/21	$1,404,822	$1,229,087	$1,382,185	$1,333,737
9/30/21	$1,391,105	$1,217,483	$1,368,516	$1,321,287
10/31/21	$1,386,365	$1,214,299	$1,367,093	$1,319,004
11/30/21	$1,376,425	$1,222,961	$1,358,005	$1,318,748
12/31/21	$1,391,175	$1,218,001	$1,370,967	$1,320,945
1/31/22	$1,354,644	$1,198,865	$1,335,483	$1,288,766
2/28/22	$1,310,655	$1,182,918	$1,295,960	$1,258,950
3/31/22	$1,291,881	$1,157,419	$1,279,071	$1,232,823
4/30/22	$1,233,820	$1,126,312	$1,224,852	$1,184,743
5/31/22	$1,236,322	$1,124,762	$1,226,715	$1,185,345
6/30/22	$1,173,881	$1,107,692	$1,166,596	$1,146,849
7/31/22	$1,225,611	$1,135,906	$1,214,350	$1,185,407
8/31/22	$1,196,463	$1,106,252	$1,187,519	$1,153,402
9/30/22	$1,143,931	$1,070,739	$1,131,299	$1,102,820
10/31/22	$1,152,932	$1,067,074	$1,140,125	$1,100,663
11/30/22	$1,205,298	$1,094,267	$1,191,372	$1,146,507
12/31/22	$1,197,850	$1,081,352	$1,186,991	$1,139,351
1/31/23	$1,242,799	$1,106,259	$1,226,196	$1,176,699
2/28/23	$1,214,382	$1,088,614	$1,203,423	$1,151,376
3/31/23	$1,228,615	$1,112,753	$1,221,877	$1,173,229
4/30/23	$1,233,147	$1,118,482	$1,230,229	$1,181,531
5/31/23	$1,224,540	$1,114,079	$1,221,275	$1,172,523
6/30/23	$1,239,243	$1,113,414	$1,234,033	$1,176,561
7/31/23	$1,253,232	$1,113,774	$1,248,657	$1,185,123
8/31/23	$1,248,783	$1,112,375	$1,242,784	$1,181,512
9/30/23	$1,225,259	$1,093,192	$1,220,292	$1,160,980
10/31/23	$1,211,119	$1,085,430	$1,207,972	$1,150,351
11/30/23	$1,269,700	$1,122,750	$1,265,778	$1,201,036
12/31/23	$1,320,344	$1,158,631	$1,315,674	$1,246,004
1/31/24	$1,318,451	$1,156,360	$1,311,430	$1,244,952
2/29/24	$1,316,852	$1,148,426	$1,310,419	$1,235,430
3/31/24	$1,337,328	$1,158,782	$1,328,606	$1,250,944
4/30/24	$1,315,033	$1,140,124	$1,308,781	$1,230,162
5/31/24	$1,334,992	$1,150,213	$1,327,128	$1,246,315
6/30/24	$1,344,244	$1,160,193	$1,337,088	$1,254,931
7/31/24	$1,369,657	$1,182,607	$1,361,893	$1,280,863
8/31/24	$1,390,087	$1,195,560	$1,384,160	$1,297,219
9/30/24	$1,411,639	$1,209,433	$1,404,420	$1,316,803
10/31/24	$1,391,992	$1,193,067	$1,387,196	$1,298,824
11/30/24	$1,414,017	$1,207,238	$1,403,574	$1,315,751
12/31/24	$1,402,116	$1,197,974	$1,390,168	$1,301,705
1/31/25	$1,416,360	$1,202,615	$1,403,882	$1,310,393
2/28/25	$1,436,980	$1,217,096	$1,422,071	$1,328,996
3/31/25	$1,429,781	$1,212,017	$1,413,263	$1,321,789

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.91%	3.43%	3.64%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,971,141,000
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 13,742,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026672
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	Institutional Class
Trading Symbol	PDIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,011,349	$994,409	$1,007,365	$998,684
5/31/15	$1,013,492	$990,287	$1,005,144	$996,023
6/30/15	$997,023	$978,046	$988,881	$979,816
7/31/15	$1,004,191	$987,733	$993,275	$985,998
8/31/15	$989,499	$985,063	$983,476	$978,718
9/30/15	$971,183	$990,905	$972,476	$976,247
10/31/15	$998,154	$994,119	$993,547	$986,619
11/30/15	$993,717	$994,576	$989,894	$985,579
12/31/15	$979,631	$991,885	$976,093	$976,242
1/31/16	$975,587	$1,006,395	$973,716	$979,288
2/29/16	$974,924	$1,016,068	$983,716	$985,712
3/31/16	$1,002,652	$1,024,433	$1,012,929	$1,008,728
4/30/16	$1,024,630	$1,026,173	$1,032,115	$1,021,419
5/31/16	$1,031,414	$1,030,510	$1,033,013	$1,024,026
6/30/16	$1,053,114	$1,050,127	$1,053,923	$1,041,780
7/31/16	$1,073,979	$1,056,401	$1,073,270	$1,058,838
8/31/16	$1,089,002	$1,055,863	$1,088,129	$1,066,322
9/30/16	$1,093,246	$1,055,737	$1,089,757	$1,065,955
10/31/16	$1,090,029	$1,045,500	$1,082,445	$1,059,111
11/30/16	$1,068,866	$1,028,232	$1,058,444	$1,039,076
12/31/16	$1,083,035	$1,031,050	$1,071,858	$1,047,829
1/31/17	$1,093,137	$1,027,295	$1,081,079	$1,051,689
2/28/17	$1,110,641	$1,036,089	$1,097,012	$1,064,309
3/31/17	$1,118,248	$1,035,611	$1,097,666	$1,063,753
4/30/17	$1,132,546	$1,042,634	$1,111,274	$1,073,833
5/31/17	$1,146,198	$1,048,720	$1,120,955	$1,083,075
6/30/17	$1,144,484	$1,045,784	$1,120,656	$1,082,759
7/31/17	$1,154,805	$1,049,222	$1,129,430	$1,090,658
8/31/17	$1,168,538	$1,058,784	$1,139,781	$1,099,595
9/30/17	$1,169,556	$1,053,896	$1,141,408	$1,098,403
10/31/17	$1,174,802	$1,058,341	$1,146,905	$1,104,944
11/30/17	$1,172,676	$1,059,981	$1,144,762	$1,104,126
12/31/17	$1,178,869	$1,062,350	$1,149,993	$1,109,565
1/31/18	$1,174,363	$1,054,766	$1,148,249	$1,104,107
2/28/18	$1,163,122	$1,052,388	$1,134,318	$1,094,485
3/31/18	$1,171,316	$1,061,113	$1,135,444	$1,096,821
4/30/18	$1,168,603	$1,057,165	$1,130,589	$1,092,708
5/31/18	$1,166,204	$1,061,115	$1,126,686	$1,094,382
6/30/18	$1,162,717	$1,063,093	$1,122,585	$1,092,034
7/31/18	$1,175,667	$1,063,384	$1,136,739	$1,100,138
8/31/18	$1,172,767	$1,066,652	$1,133,764	$1,102,914
9/30/18	$1,182,074	$1,062,572	$1,141,082	$1,102,691
10/31/18	$1,169,964	$1,060,496	$1,125,022	$1,093,559
11/30/18	$1,167,074	$1,065,684	$1,119,973	$1,090,963
12/31/18	$1,167,219	$1,081,078	$1,124,363	$1,100,570
1/31/19	$1,207,780	$1,092,528	$1,162,339	$1,124,522
2/28/19	$1,216,876	$1,093,841	$1,172,891	$1,131,072
3/31/19	$1,235,120	$1,113,432	$1,191,481	$1,152,420
4/30/19	$1,243,046	$1,114,096	$1,199,463	$1,159,481
5/31/19	$1,246,778	$1,130,127	$1,202,406	$1,169,140
6/30/19	$1,279,402	$1,145,973	$1,232,971	$1,193,856
7/31/19	$1,287,396	$1,154,991	$1,244,234	$1,204,522
8/31/19	$1,296,773	$1,181,184	$1,259,385	$1,226,389
9/30/19	$1,294,803	$1,175,711	$1,256,814	$1,222,083
10/31/19	$1,301,352	$1,173,681	$1,260,704	$1,225,695
11/30/19	$1,305,715	$1,172,304	$1,263,357	$1,227,460
12/31/19	$1,316,365	$1,169,901	$1,278,225	$1,233,494
1/31/20	$1,336,064	$1,191,013	$1,295,139	$1,255,729
2/29/20	$1,334,114	$1,205,590	$1,289,352	$1,262,307
3/31/20	$1,217,193	$1,186,827	$1,162,326	$1,172,441
4/30/20	$1,249,024	$1,206,040	$1,205,039	$1,218,610
5/31/20	$1,285,456	$1,209,459	$1,247,897	$1,240,527
6/30/20	$1,304,717	$1,215,495	$1,270,536	$1,261,522
7/31/20	$1,344,033	$1,228,777	$1,313,618	$1,294,134
8/31/20	$1,350,207	$1,219,873	$1,315,596	$1,289,086
9/30/20	$1,340,105	$1,224,329	$1,303,867	$1,286,336
10/31/20	$1,339,486	$1,224,418	$1,305,657	$1,287,808
11/30/20	$1,384,781	$1,231,405	$1,346,195	$1,316,815
12/31/20	$1,400,464	$1,235,188	$1,362,561	$1,326,366
1/31/21	$1,390,575	$1,228,563	$1,354,681	$1,318,377
2/28/21	$1,373,487	$1,209,452	$1,337,633	$1,301,961
3/31/21	$1,365,095	$1,204,687	$1,329,751	$1,291,385
4/30/21	$1,381,703	$1,207,836	$1,345,338	$1,301,251
5/31/21	$1,389,062	$1,210,532	$1,353,107	$1,307,294
6/30/21	$1,402,953	$1,216,436	$1,366,638	$1,320,252
7/31/21	$1,412,085	$1,231,555	$1,377,011	$1,333,832
8/31/21	$1,418,340	$1,229,087	$1,382,185	$1,333,737
9/30/21	$1,404,664	$1,217,483	$1,368,516	$1,321,287
10/31/21	$1,400,057	$1,214,299	$1,367,093	$1,319,004
11/30/21	$1,390,192	$1,222,961	$1,358,005	$1,318,748
12/31/21	$1,405,279	$1,218,001	$1,370,967	$1,320,945
1/31/22	$1,368,540	$1,198,865	$1,335,483	$1,288,766
2/28/22	$1,324,252	$1,182,918	$1,295,960	$1,258,950
3/31/22	$1,305,448	$1,157,419	$1,279,071	$1,232,823
4/30/22	$1,246,939	$1,126,312	$1,224,852	$1,184,743
5/31/22	$1,249,622	$1,124,762	$1,226,715	$1,185,345
6/30/22	$1,186,656	$1,107,692	$1,166,596	$1,146,849
7/31/22	$1,239,103	$1,135,906	$1,214,350	$1,185,407
8/31/22	$1,209,792	$1,106,252	$1,187,519	$1,153,402
9/30/22	$1,156,832	$1,070,739	$1,131,299	$1,102,820
10/31/22	$1,166,072	$1,067,074	$1,140,125	$1,100,663
11/30/22	$1,219,182	$1,094,267	$1,191,372	$1,146,507
12/31/22	$1,211,816	$1,081,352	$1,186,991	$1,139,351
1/31/23	$1,257,437	$1,106,259	$1,226,196	$1,176,699
2/28/23	$1,228,827	$1,088,614	$1,203,423	$1,151,376
3/31/23	$1,243,396	$1,112,753	$1,221,877	$1,173,229
4/30/23	$1,248,135	$1,118,482	$1,230,229	$1,181,531
5/31/23	$1,239,582	$1,114,079	$1,221,275	$1,172,523
6/30/23	$1,254,632	$1,113,414	$1,234,033	$1,176,561
7/31/23	$1,268,944	$1,113,774	$1,248,657	$1,185,123
8/31/23	$1,264,598	$1,112,375	$1,242,784	$1,181,512
9/30/23	$1,240,935	$1,093,192	$1,220,292	$1,160,980
10/31/23	$1,226,764	$1,085,430	$1,207,972	$1,150,351
11/30/23	$1,286,256	$1,122,750	$1,265,778	$1,201,036
12/31/23	$1,337,733	$1,158,631	$1,315,674	$1,246,004
1/31/24	$1,335,977	$1,156,360	$1,311,430	$1,244,952
2/29/24	$1,334,514	$1,148,426	$1,310,419	$1,235,430
3/31/24	$1,355,435	$1,158,782	$1,328,606	$1,250,944
4/30/24	$1,333,002	$1,140,124	$1,308,781	$1,230,162
5/31/24	$1,353,416	$1,150,213	$1,327,128	$1,246,315
6/30/24	$1,362,952	$1,160,193	$1,337,088	$1,254,931
7/31/24	$1,388,892	$1,182,607	$1,361,893	$1,280,863
8/31/24	$1,409,799	$1,195,560	$1,384,160	$1,297,219
9/30/24	$1,431,820	$1,209,433	$1,404,420	$1,316,803
10/31/24	$1,412,073	$1,193,067	$1,387,196	$1,298,824
11/30/24	$1,434,595	$1,207,238	$1,403,574	$1,315,751
12/31/24	$1,422,702	$1,197,974	$1,390,168	$1,301,705
1/31/25	$1,437,342	$1,202,615	$1,403,882	$1,310,393
2/28/25	$1,458,430	$1,217,096	$1,422,071	$1,328,996
3/31/25	$1,451,300	$1,212,017	$1,413,263	$1,321,789

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.07%	3.58%	3.79%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,971,141,000
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 13,742,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064160
Shareholder Report [Line Items]
Fund Name	PIMCO Diversified Income Fund
Class Name	I-2
Trading Symbol	PDVPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Diversified Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Tactical exposure to non-agency residential mortgage-backed securities ("RMBS") contributed to performance, as spreads tightened.

  U.S. duration positioning contributed to performance, as rates fell.

  Overweight exposure to high yield, particularly via credit default swap indices, contributed to performance, as risk sentiment was supported by moderating inflation in the second half of 2024.

  Tactical exposure to agency RMBS detracted from performance, as spreads widened.

  Euro duration positioning detracted from performance, as the curve steepened.

  U.K. duration positioning, particularly along the belly of the curve, detracted from performance, as rates rose.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1	Bloomberg Global Credit Hedged USD Index
3/31/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,011,266	$994,409	$1,007,365	$998,684
5/31/15	$1,013,323	$990,287	$1,005,144	$996,023
6/30/15	$996,776	$978,046	$988,881	$979,816
7/31/15	$1,003,851	$987,733	$993,275	$985,998
8/31/15	$989,086	$985,063	$983,476	$978,718
9/30/15	$970,697	$990,905	$972,476	$976,247
10/31/15	$997,568	$994,119	$993,547	$986,619
11/30/15	$993,056	$994,576	$989,894	$985,579
12/31/15	$978,892	$991,885	$976,093	$976,242
1/31/16	$974,777	$1,006,395	$973,716	$979,288
2/29/16	$974,038	$1,016,068	$983,716	$985,712
3/31/16	$1,001,657	$1,024,433	$1,012,929	$1,008,728
4/30/16	$1,023,526	$1,026,173	$1,032,115	$1,021,419
5/31/16	$1,030,218	$1,030,510	$1,033,013	$1,024,026
6/30/16	$1,051,808	$1,050,127	$1,053,923	$1,041,780
7/31/16	$1,072,551	$1,056,401	$1,073,270	$1,058,838
8/31/16	$1,087,464	$1,055,863	$1,088,129	$1,066,322
9/30/16	$1,091,606	$1,055,737	$1,089,757	$1,065,955
10/31/16	$1,088,309	$1,045,500	$1,082,445	$1,059,111
11/30/16	$1,067,108	$1,028,232	$1,058,444	$1,039,076
12/31/16	$1,081,158	$1,031,050	$1,071,858	$1,047,829
1/31/17	$1,091,157	$1,027,295	$1,081,079	$1,051,689
2/28/17	$1,108,546	$1,036,089	$1,097,012	$1,064,309
3/31/17	$1,116,040	$1,035,611	$1,097,666	$1,063,753
4/30/17	$1,130,224	$1,042,634	$1,111,274	$1,073,833
5/31/17	$1,143,755	$1,048,720	$1,120,955	$1,083,075
6/30/17	$1,141,945	$1,045,784	$1,120,656	$1,082,759
7/31/17	$1,152,152	$1,049,222	$1,129,430	$1,090,658
8/31/17	$1,165,756	$1,058,784	$1,139,781	$1,099,595
9/30/17	$1,166,672	$1,053,896	$1,141,408	$1,098,403
10/31/17	$1,171,810	$1,058,341	$1,146,905	$1,104,944
11/30/17	$1,169,593	$1,059,981	$1,144,762	$1,104,126
12/31/17	$1,175,667	$1,062,350	$1,149,993	$1,109,565
1/31/18	$1,171,077	$1,054,766	$1,148,249	$1,104,107
2/28/18	$1,159,779	$1,052,388	$1,134,318	$1,094,485
3/31/18	$1,167,848	$1,061,113	$1,135,444	$1,096,821
4/30/18	$1,165,053	$1,057,165	$1,130,589	$1,092,708
5/31/18	$1,162,562	$1,061,115	$1,126,686	$1,094,382
6/30/18	$1,158,987	$1,063,093	$1,122,585	$1,092,034
7/31/18	$1,171,799	$1,063,384	$1,136,739	$1,100,138
8/31/18	$1,168,799	$1,066,652	$1,133,764	$1,102,914
9/30/18	$1,177,989	$1,062,572	$1,141,082	$1,102,691
10/31/18	$1,165,821	$1,060,496	$1,125,022	$1,093,559
11/30/18	$1,162,839	$1,065,684	$1,119,973	$1,090,963
12/31/18	$1,162,890	$1,081,078	$1,124,363	$1,100,570
1/31/19	$1,203,203	$1,092,528	$1,162,339	$1,124,522
2/28/19	$1,212,173	$1,093,841	$1,172,891	$1,131,072
3/31/19	$1,230,244	$1,113,432	$1,191,481	$1,152,420
4/30/19	$1,238,047	$1,114,096	$1,199,463	$1,159,481
5/31/19	$1,241,655	$1,130,127	$1,202,406	$1,169,140
6/30/19	$1,274,049	$1,145,973	$1,232,971	$1,193,856
7/31/19	$1,281,902	$1,154,991	$1,244,234	$1,204,522
8/31/19	$1,291,127	$1,181,184	$1,259,385	$1,226,389
9/30/19	$1,289,066	$1,175,711	$1,256,814	$1,222,083
10/31/19	$1,295,476	$1,173,681	$1,260,704	$1,225,695
11/30/19	$1,299,709	$1,172,304	$1,263,357	$1,227,460
12/31/19	$1,310,201	$1,169,901	$1,278,225	$1,233,494
1/31/20	$1,329,693	$1,191,013	$1,295,139	$1,255,729
2/29/20	$1,327,651	$1,205,590	$1,289,352	$1,262,307
3/31/20	$1,211,185	$1,186,827	$1,162,326	$1,172,441
4/30/20	$1,242,762	$1,206,040	$1,205,039	$1,218,610
5/31/20	$1,278,905	$1,209,459	$1,247,897	$1,240,527
6/30/20	$1,297,963	$1,215,495	$1,270,536	$1,261,522
7/31/20	$1,336,957	$1,228,777	$1,313,618	$1,294,134
8/31/20	$1,342,993	$1,219,873	$1,315,596	$1,289,086
9/30/20	$1,332,835	$1,224,329	$1,303,867	$1,286,336
10/31/20	$1,332,101	$1,224,418	$1,305,657	$1,287,808
11/30/20	$1,377,037	$1,231,405	$1,346,195	$1,316,815
12/31/20	$1,392,505	$1,235,188	$1,362,561	$1,326,366
1/31/21	$1,382,566	$1,228,563	$1,354,681	$1,318,377
2/28/21	$1,365,470	$1,209,452	$1,337,633	$1,301,961
3/31/21	$1,357,012	$1,204,687	$1,329,751	$1,291,385
4/30/21	$1,373,401	$1,207,836	$1,345,338	$1,301,251
5/31/21	$1,380,603	$1,210,532	$1,353,107	$1,307,294
6/30/21	$1,394,296	$1,216,436	$1,366,638	$1,320,252
7/31/21	$1,403,249	$1,231,555	$1,377,011	$1,333,832
8/31/21	$1,409,350	$1,229,087	$1,382,185	$1,333,737
9/30/21	$1,395,644	$1,217,483	$1,368,516	$1,321,287
10/31/21	$1,390,948	$1,214,299	$1,367,093	$1,319,004
11/30/21	$1,381,030	$1,222,961	$1,358,005	$1,318,748
12/31/21	$1,395,891	$1,218,001	$1,370,967	$1,320,945
1/31/22	$1,359,286	$1,198,865	$1,335,483	$1,288,766
2/28/22	$1,315,193	$1,182,918	$1,295,960	$1,258,950
3/31/22	$1,296,407	$1,157,419	$1,279,071	$1,232,823
4/30/22	$1,238,195	$1,126,312	$1,224,852	$1,184,743
5/31/22	$1,240,756	$1,124,762	$1,226,715	$1,185,345
6/30/22	$1,178,138	$1,107,692	$1,166,596	$1,146,849
7/31/22	$1,230,106	$1,135,906	$1,214,350	$1,185,407
8/31/22	$1,200,903	$1,106,252	$1,187,519	$1,153,402
9/30/22	$1,148,227	$1,070,739	$1,131,299	$1,102,820
10/31/22	$1,157,305	$1,067,074	$1,140,125	$1,100,663
11/30/22	$1,209,918	$1,094,267	$1,191,372	$1,146,507
12/31/22	$1,202,498	$1,081,352	$1,186,991	$1,139,351
1/31/23	$1,247,669	$1,106,259	$1,226,196	$1,176,699
2/28/23	$1,219,186	$1,088,614	$1,203,423	$1,151,376
3/31/23	$1,233,531	$1,112,753	$1,221,877	$1,173,229
4/30/23	$1,238,138	$1,118,482	$1,230,229	$1,181,531
5/31/23	$1,229,549	$1,114,079	$1,221,275	$1,172,523
6/30/23	$1,244,369	$1,113,414	$1,234,033	$1,176,561
7/31/23	$1,258,465	$1,113,774	$1,248,657	$1,185,123
8/31/23	$1,254,049	$1,112,375	$1,242,784	$1,181,512
9/30/23	$1,230,479	$1,093,192	$1,220,292	$1,160,980
10/31/23	$1,216,328	$1,085,430	$1,207,972	$1,150,351
11/30/23	$1,275,212	$1,122,750	$1,265,778	$1,201,036
12/31/23	$1,326,133	$1,158,631	$1,315,674	$1,246,004
1/31/24	$1,324,285	$1,156,360	$1,311,430	$1,244,952
2/29/24	$1,322,731	$1,148,426	$1,310,419	$1,235,430
3/31/24	$1,343,354	$1,158,782	$1,328,606	$1,250,944
4/30/24	$1,321,013	$1,140,124	$1,308,781	$1,230,162
5/31/24	$1,341,122	$1,150,213	$1,327,128	$1,246,315
6/30/24	$1,350,468	$1,160,193	$1,337,088	$1,254,931
7/31/24	$1,376,057	$1,182,607	$1,361,893	$1,280,863
8/31/24	$1,396,645	$1,195,560	$1,384,160	$1,297,219
9/30/24	$1,418,352	$1,209,433	$1,404,420	$1,316,803
10/31/24	$1,398,671	$1,193,067	$1,387,196	$1,298,824
11/30/24	$1,420,861	$1,207,238	$1,403,574	$1,315,751
12/31/24	$1,408,964	$1,197,974	$1,390,168	$1,301,705
1/31/25	$1,423,338	$1,202,615	$1,403,882	$1,310,393
2/28/25	$1,444,111	$1,217,096	$1,422,071	$1,328,996
3/31/25	$1,436,937	$1,212,017	$1,413,263	$1,321,789

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.97%	3.48%	3.69%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
Supplemental IndexFootnote Reference1	6.37%	3.99%	3.52%
Bloomberg Global Credit Hedged USD Index	5.66%	2.43%	2.83%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 2,971,141,000
Holdings Count | Holding	1,928
Advisory Fees Paid, Amount	$ 13,742,000
InvestmentCompanyPortfolioTurnover	303.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$2,971,141
# of Portfolio Holdings	1,928
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$13,742
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	46.5%
Sovereign Issues	17.5%
U.S. Government Agencies	14.7%
Asset-Backed Securities	10.9%
Loan Participations and Assignments	5.5%
U.S. Treasury Obligations	5.1%
Non-Agency Mortgage-Backed Securities	4.9%
Preferred Securities	0.5%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	8.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(13.8%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026548
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class A
Trading Symbol	PHDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$9,625	$10,000	$10,000
4/30/15	$9,719	$9,964	$10,112
5/31/15	$9,739	$9,940	$10,147
6/30/15	$9,592	$9,832	$10,002
7/31/15	$9,636	$9,900	$9,971
8/31/15	$9,516	$9,886	$9,814
9/30/15	$9,248	$9,953	$9,576
10/31/15	$9,547	$9,954	$9,860
11/30/15	$9,352	$9,928	$9,682
12/31/15	$9,195	$9,896	$9,468
1/31/16	$9,110	$10,032	$9,351
2/29/16	$9,151	$10,103	$9,426
3/31/16	$9,437	$10,196	$9,766
4/30/16	$9,669	$10,235	$10,093
5/31/16	$9,687	$10,238	$10,126
6/30/16	$9,741	$10,422	$10,216
7/31/16	$9,978	$10,488	$10,465
8/31/16	$10,170	$10,476	$10,676
9/30/16	$10,217	$10,470	$10,726
10/31/16	$10,200	$10,389	$10,740
11/30/16	$10,152	$10,144	$10,683
12/31/16	$10,326	$10,158	$10,862
1/31/17	$10,437	$10,178	$10,986
2/28/17	$10,586	$10,246	$11,126
3/31/17	$10,561	$10,241	$11,109
4/30/17	$10,684	$10,320	$11,245
5/31/17	$10,786	$10,399	$11,337
6/30/17	$10,807	$10,389	$11,355
7/31/17	$10,918	$10,434	$11,474
8/31/17	$10,924	$10,527	$11,485
9/30/17	$11,004	$10,477	$11,575
10/31/17	$11,045	$10,483	$11,627
11/30/17	$10,992	$10,470	$11,596
12/31/17	$11,012	$10,518	$11,620
1/31/18	$11,042	$10,397	$11,670
2/28/18	$10,914	$10,298	$11,555
3/31/18	$10,847	$10,364	$11,490
4/30/18	$10,904	$10,287	$11,553
5/31/18	$10,864	$10,360	$11,539
6/30/18	$10,898	$10,348	$11,565
7/31/18	$11,030	$10,350	$11,689
8/31/18	$11,119	$10,417	$11,781
9/30/18	$11,172	$10,350	$11,840
10/31/18	$10,978	$10,268	$11,666
11/30/18	$10,913	$10,329	$11,602
12/31/18	$10,700	$10,519	$11,382
1/31/19	$11,199	$10,631	$11,886
2/28/19	$11,377	$10,625	$12,082
3/31/19	$11,487	$10,829	$12,218
4/30/19	$11,652	$10,831	$12,374
5/31/19	$11,505	$11,024	$12,244
6/30/19	$11,798	$11,162	$12,562
7/31/19	$11,846	$11,187	$12,635
8/31/19	$11,911	$11,476	$12,728
9/30/19	$11,966	$11,415	$12,772
10/31/19	$11,999	$11,450	$12,814
11/30/19	$12,061	$11,444	$12,892
12/31/19	$12,254	$11,436	$13,101
1/31/20	$12,248	$11,656	$13,110
2/29/20	$12,062	$11,866	$12,922
3/31/20	$10,891	$11,796	$11,538
4/30/20	$11,321	$12,006	$12,020
5/31/20	$11,737	$12,062	$12,546
6/30/20	$11,752	$12,137	$12,627
7/31/20	$12,269	$12,319	$13,234
8/31/20	$12,351	$12,219	$13,335
9/30/20	$12,210	$12,213	$13,174
10/31/20	$12,254	$12,158	$13,236
11/30/20	$12,675	$12,277	$13,705
12/31/20	$12,863	$12,294	$13,924
1/31/21	$12,845	$12,206	$13,939
2/28/21	$12,859	$12,030	$13,961
3/31/21	$12,860	$11,880	$13,966
4/30/21	$12,979	$11,974	$14,114
5/31/21	$13,007	$12,013	$14,145
6/30/21	$13,167	$12,097	$14,325
7/31/21	$13,200	$12,232	$14,388
8/31/21	$13,272	$12,209	$14,465
9/30/21	$13,259	$12,103	$14,459
10/31/21	$13,203	$12,100	$14,435
11/30/21	$13,071	$12,136	$14,292
12/31/21	$13,337	$12,105	$14,564
1/31/22	$12,935	$11,844	$14,151
2/28/22	$12,818	$11,712	$14,024
3/31/22	$12,699	$11,386	$13,898
4/30/22	$12,209	$10,954	$13,401
5/31/22	$12,299	$11,025	$13,488
6/30/22	$11,458	$10,852	$12,577
7/31/22	$12,186	$11,117	$13,351
8/31/22	$11,841	$10,803	$12,988
9/30/22	$11,391	$10,336	$12,484
10/31/22	$11,713	$10,202	$12,856
11/30/22	$11,964	$10,578	$13,122
12/31/22	$11,857	$10,530	$13,023
1/31/23	$12,285	$10,854	$13,494
2/28/23	$12,101	$10,573	$13,296
3/31/23	$12,319	$10,842	$13,486
4/30/23	$12,402	$10,908	$13,602
5/31/23	$12,280	$10,789	$13,468
6/30/23	$12,437	$10,750	$13,656
7/31/23	$12,572	$10,743	$13,833
8/31/23	$12,580	$10,674	$13,861
9/30/23	$12,411	$10,403	$13,688
10/31/23	$12,288	$10,239	$13,555
11/30/23	$12,861	$10,702	$14,177
12/31/23	$13,323	$11,112	$14,662
1/31/24	$13,316	$11,082	$14,673
2/29/24	$13,312	$10,925	$14,680
3/31/24	$13,478	$11,026	$14,853
4/30/24	$13,340	$10,747	$14,716
5/31/24	$13,477	$10,930	$14,881
6/30/24	$13,607	$11,033	$15,032
7/31/24	$13,827	$11,291	$15,283
8/31/24	$14,037	$11,453	$15,518
9/30/24	$14,188	$11,606	$15,692
10/31/24	$14,083	$11,319	$15,580
11/30/24	$14,224	$11,438	$15,747
12/31/24	$14,175	$11,251	$15,665
1/31/25	$14,352	$11,311	$15,876
2/28/25	$14,440	$11,560	$15,983
3/31/25	$14,310	$11,564	$15,846

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.17%	5.61%	4.05%
Class A (including sales charge)	2.19%	4.81%	3.65%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 8,126,414,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 19,483,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026547
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Administrative Class
Trading Symbol	PHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,812	$996,412	$1,011,170
5/31/15	$1,011,996	$994,012	$1,014,709
6/30/15	$996,781	$983,174	$1,000,240
7/31/15	$1,001,525	$990,008	$997,109
8/31/15	$989,114	$988,586	$981,374
9/30/15	$961,329	$995,273	$957,615
10/31/15	$992,488	$995,439	$986,047
11/30/15	$972,232	$992,809	$968,219
12/31/15	$956,037	$989,601	$946,793
1/31/16	$947,246	$1,003,219	$935,071
2/29/16	$951,601	$1,010,335	$942,645
3/31/16	$981,400	$1,019,605	$976,580
4/30/16	$1,005,648	$1,023,519	$1,009,306
5/31/16	$1,007,657	$1,023,781	$1,012,636
6/30/16	$1,013,341	$1,042,177	$1,021,588
7/31/16	$1,038,037	$1,048,765	$1,046,545
8/31/16	$1,058,132	$1,047,566	$1,067,612
9/30/16	$1,063,083	$1,046,952	$1,072,630
10/31/16	$1,061,390	$1,038,944	$1,074,046
11/30/16	$1,056,487	$1,014,369	$1,068,332
12/31/16	$1,074,751	$1,015,800	$1,086,152
1/31/17	$1,086,367	$1,017,793	$1,098,556
2/28/17	$1,101,948	$1,024,634	$1,112,562
3/31/17	$1,099,397	$1,024,097	$1,110,938
4/30/17	$1,112,299	$1,032,000	$1,124,536
5/31/17	$1,123,031	$1,039,943	$1,133,723
6/30/17	$1,125,294	$1,038,896	$1,135,458
7/31/17	$1,136,935	$1,043,367	$1,147,414
8/31/17	$1,137,703	$1,052,726	$1,148,539
9/30/17	$1,146,135	$1,047,712	$1,157,475
10/31/17	$1,150,528	$1,048,319	$1,162,695
11/30/17	$1,145,041	$1,046,973	$1,159,625
12/31/17	$1,147,219	$1,051,778	$1,161,956
1/31/18	$1,150,481	$1,039,665	$1,166,964
2/28/18	$1,137,185	$1,029,809	$1,155,481
3/31/18	$1,130,380	$1,036,414	$1,149,011
4/30/18	$1,136,374	$1,028,705	$1,155,342
5/31/18	$1,132,303	$1,036,047	$1,153,897
6/30/18	$1,135,879	$1,034,773	$1,156,517
7/31/18	$1,149,769	$1,035,019	$1,168,914
8/31/18	$1,159,161	$1,041,679	$1,178,067
9/30/18	$1,164,764	$1,034,971	$1,183,993
10/31/18	$1,144,599	$1,026,792	$1,166,600
11/30/18	$1,137,963	$1,032,921	$1,160,172
12/31/18	$1,115,886	$1,051,898	$1,138,210
1/31/19	$1,167,956	$1,063,068	$1,188,610
2/28/19	$1,186,578	$1,062,452	$1,208,234
3/31/19	$1,198,250	$1,082,853	$1,221,766
4/30/19	$1,215,524	$1,083,130	$1,237,417
5/31/19	$1,200,421	$1,102,358	$1,224,424
6/30/19	$1,231,123	$1,116,201	$1,256,173
7/31/19	$1,236,250	$1,118,657	$1,263,509
8/31/19	$1,243,091	$1,147,643	$1,272,758
9/30/19	$1,248,913	$1,141,531	$1,277,213
10/31/19	$1,252,476	$1,144,969	$1,281,441
11/30/19	$1,259,066	$1,144,386	$1,289,219
12/31/19	$1,279,367	$1,143,588	$1,310,143
1/31/20	$1,278,816	$1,165,596	$1,311,021
2/29/20	$1,259,463	$1,186,575	$1,292,168
3/31/20	$1,137,353	$1,179,592	$1,153,803
4/30/20	$1,182,347	$1,200,561	$1,202,032
5/31/20	$1,225,885	$1,206,151	$1,254,621
6/30/20	$1,227,482	$1,213,749	$1,262,738
7/31/20	$1,281,601	$1,231,878	$1,323,375
8/31/20	$1,290,270	$1,221,935	$1,333,525
9/30/20	$1,275,641	$1,221,265	$1,317,389
10/31/20	$1,280,401	$1,215,812	$1,323,634
11/30/20	$1,324,482	$1,227,742	$1,370,543
12/31/20	$1,344,273	$1,229,433	$1,392,431
1/31/21	$1,342,530	$1,220,618	$1,393,865
2/28/21	$1,344,079	$1,202,992	$1,396,067
3/31/21	$1,344,333	$1,187,971	$1,396,640
4/30/21	$1,356,891	$1,197,356	$1,411,374
5/31/21	$1,359,897	$1,201,268	$1,414,494
6/30/21	$1,376,791	$1,209,708	$1,432,486
7/31/21	$1,380,270	$1,223,233	$1,438,774
8/31/21	$1,387,997	$1,220,905	$1,446,515
9/30/21	$1,386,713	$1,210,334	$1,445,908
10/31/21	$1,380,965	$1,210,000	$1,443,464
11/30/21	$1,367,328	$1,213,580	$1,429,202
12/31/21	$1,395,195	$1,210,475	$1,456,429
1/31/22	$1,353,225	$1,184,396	$1,415,095
2/28/22	$1,341,091	$1,171,183	$1,402,444
3/31/22	$1,328,832	$1,138,645	$1,389,766
4/30/22	$1,277,609	$1,095,436	$1,340,054
5/31/22	$1,287,138	$1,102,499	$1,348,805
6/30/22	$1,199,278	$1,085,203	$1,257,747
7/31/22	$1,275,532	$1,111,719	$1,335,149
8/31/22	$1,239,561	$1,080,306	$1,298,793
9/30/22	$1,192,504	$1,033,630	$1,248,361
10/31/22	$1,226,325	$1,020,242	$1,285,612
11/30/22	$1,252,722	$1,057,762	$1,312,185
12/31/22	$1,241,641	$1,052,991	$1,302,318
1/31/23	$1,286,613	$1,085,385	$1,349,397
2/28/23	$1,267,386	$1,057,322	$1,329,614
3/31/23	$1,290,288	$1,084,180	$1,348,614
4/30/23	$1,299,082	$1,090,751	$1,360,172
5/31/23	$1,286,444	$1,078,874	$1,346,774
6/30/23	$1,303,026	$1,075,027	$1,365,575
7/31/23	$1,317,232	$1,074,277	$1,383,300
8/31/23	$1,318,259	$1,067,415	$1,386,095
9/30/23	$1,300,606	$1,040,290	$1,368,783
10/31/23	$1,287,853	$1,023,873	$1,355,492
11/30/23	$1,348,006	$1,070,241	$1,417,736
12/31/23	$1,396,538	$1,111,209	$1,466,194
1/31/24	$1,395,903	$1,108,157	$1,467,294
2/29/24	$1,395,652	$1,092,501	$1,467,969
3/31/24	$1,413,109	$1,102,589	$1,485,261
4/30/24	$1,398,823	$1,074,739	$1,471,612
5/31/24	$1,413,300	$1,092,959	$1,488,064
6/30/24	$1,426,973	$1,103,307	$1,503,213
7/31/24	$1,450,225	$1,129,077	$1,528,302
8/31/24	$1,472,329	$1,145,301	$1,551,776
9/30/24	$1,488,336	$1,160,636	$1,569,234
10/31/24	$1,477,374	$1,131,854	$1,557,951
11/30/24	$1,492,376	$1,143,821	$1,574,668
12/31/24	$1,487,367	$1,125,101	$1,566,527
1/31/25	$1,506,081	$1,131,070	$1,587,581
2/28/25	$1,515,377	$1,155,956	$1,598,297
3/31/25	$1,501,847	$1,156,391	$1,584,647

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.28%	5.72%	4.15%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 8,126,414,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 19,483,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026550
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class C
Trading Symbol	PHDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.71%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,091	$9,964	$10,112
5/31/15	$10,106	$9,940	$10,147
6/30/15	$9,947	$9,832	$10,002
7/31/15	$9,987	$9,900	$9,971
8/31/15	$9,856	$9,886	$9,814
9/30/15	$9,572	$9,953	$9,576
10/31/15	$9,875	$9,954	$9,860
11/30/15	$9,667	$9,928	$9,682
12/31/15	$9,499	$9,896	$9,468
1/31/16	$9,405	$10,032	$9,351
2/29/16	$9,442	$10,103	$9,426
3/31/16	$9,731	$10,196	$9,766
4/30/16	$9,965	$10,235	$10,093
5/31/16	$9,978	$10,238	$10,126
6/30/16	$10,027	$10,422	$10,216
7/31/16	$10,264	$10,488	$10,465
8/31/16	$10,455	$10,476	$10,676
9/30/16	$10,496	$10,470	$10,726
10/31/16	$10,472	$10,389	$10,740
11/30/16	$10,417	$10,144	$10,683
12/31/16	$10,589	$10,158	$10,862
1/31/17	$10,696	$10,178	$10,986
2/28/17	$10,842	$10,246	$11,126
3/31/17	$10,809	$10,241	$11,109
4/30/17	$10,929	$10,320	$11,245
5/31/17	$11,026	$10,399	$11,337
6/30/17	$11,040	$10,389	$11,355
7/31/17	$11,147	$10,434	$11,474
8/31/17	$11,146	$10,527	$11,485
9/30/17	$11,221	$10,477	$11,575
10/31/17	$11,256	$10,483	$11,627
11/30/17	$11,195	$10,470	$11,596
12/31/17	$11,208	$10,518	$11,620
1/31/18	$11,232	$10,397	$11,670
2/28/18	$11,095	$10,298	$11,555
3/31/18	$11,020	$10,364	$11,490
4/30/18	$11,071	$10,287	$11,553
5/31/18	$11,023	$10,360	$11,539
6/30/18	$11,050	$10,348	$11,565
7/31/18	$11,177	$10,350	$11,689
8/31/18	$11,260	$10,417	$11,781
9/30/18	$11,307	$10,350	$11,840
10/31/18	$11,103	$10,268	$11,666
11/30/18	$11,031	$10,329	$11,602
12/31/18	$10,809	$10,519	$11,382
1/31/19	$11,306	$10,631	$11,886
2/28/19	$11,479	$10,625	$12,082
3/31/19	$11,583	$10,829	$12,218
4/30/19	$11,742	$10,831	$12,374
5/31/19	$11,586	$11,024	$12,244
6/30/19	$11,875	$11,162	$12,562
7/31/19	$11,916	$11,187	$12,635
8/31/19	$11,972	$11,476	$12,728
9/30/19	$12,021	$11,415	$12,772
10/31/19	$12,046	$11,450	$12,814
11/30/19	$12,101	$11,444	$12,892
12/31/19	$12,287	$11,436	$13,101
1/31/20	$12,273	$11,656	$13,110
2/29/20	$12,079	$11,866	$12,922
3/31/20	$10,900	$11,796	$11,538
4/30/20	$11,324	$12,006	$12,020
5/31/20	$11,733	$12,062	$12,546
6/30/20	$11,740	$12,137	$12,627
7/31/20	$12,248	$12,319	$13,234
8/31/20	$12,322	$12,219	$13,335
9/30/20	$12,174	$12,213	$13,174
10/31/20	$12,210	$12,158	$13,236
11/30/20	$12,622	$12,277	$13,705
12/31/20	$12,801	$12,294	$13,924
1/31/21	$12,776	$12,206	$13,939
2/28/21	$12,782	$12,030	$13,961
3/31/21	$12,775	$11,880	$13,966
4/30/21	$12,885	$11,974	$14,114
5/31/21	$12,905	$12,013	$14,145
6/30/21	$13,056	$12,097	$14,325
7/31/21	$13,079	$12,232	$14,388
8/31/21	$13,143	$12,209	$14,465
9/30/21	$13,122	$12,103	$14,459
10/31/21	$13,058	$12,100	$14,435
11/30/21	$12,920	$12,136	$14,292
12/31/21	$13,173	$12,105	$14,564
1/31/22	$12,768	$11,844	$14,151
2/28/22	$12,646	$11,712	$14,024
3/31/22	$12,521	$11,386	$13,898
4/30/22	$12,029	$10,954	$13,401
5/31/22	$12,111	$11,025	$13,488
6/30/22	$11,276	$10,852	$12,577
7/31/22	$11,985	$11,117	$13,351
8/31/22	$11,638	$10,803	$12,988
9/30/22	$11,188	$10,336	$12,484
10/31/22	$11,497	$10,202	$12,856
11/30/22	$11,737	$10,578	$13,122
12/31/22	$11,624	$10,530	$13,023
1/31/23	$12,037	$10,854	$13,494
2/28/23	$11,849	$10,573	$13,296
3/31/23	$12,054	$10,842	$13,486
4/30/23	$12,128	$10,908	$13,602
5/31/23	$12,002	$10,789	$13,468
6/30/23	$12,148	$10,750	$13,656
7/31/23	$12,272	$10,743	$13,833
8/31/23	$12,273	$10,674	$13,861
9/30/23	$12,099	$10,403	$13,688
10/31/23	$11,973	$10,239	$13,555
11/30/23	$12,523	$10,702	$14,177
12/31/23	$12,965	$11,112	$14,662
1/31/24	$12,950	$11,082	$14,673
2/29/24	$12,939	$10,925	$14,680
3/31/24	$13,091	$11,026	$14,853
4/30/24	$12,950	$10,747	$14,716
5/31/24	$13,074	$10,930	$14,881
6/30/24	$13,192	$11,033	$15,032
7/31/24	$13,397	$11,291	$15,283
8/31/24	$13,591	$11,453	$15,518
9/30/24	$13,730	$11,606	$15,692
10/31/24	$13,619	$11,319	$15,580
11/30/24	$13,747	$11,438	$15,747
12/31/24	$13,691	$11,251	$15,665
1/31/25	$13,853	$11,311	$15,876
2/28/25	$13,930	$11,560	$15,983
3/31/25	$13,796	$11,564	$15,846

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.38%	4.82%	3.27%
Class C (including sales charge)	4.38%	4.82%	3.27%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 8,126,414,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 19,483,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200441
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	I-3
Trading Symbol	PHNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,894	$996,412	$1,011,170
5/31/15	$1,012,162	$994,012	$1,014,709
6/30/15	$997,027	$983,174	$1,000,240
7/31/15	$1,001,870	$990,008	$997,109
8/31/15	$989,525	$988,586	$981,374
9/30/15	$961,808	$995,273	$957,615
10/31/15	$993,071	$995,439	$986,047
11/30/15	$972,878	$992,809	$968,219
12/31/15	$956,772	$989,601	$946,793
1/31/16	$948,036	$1,003,219	$935,071
2/29/16	$952,470	$1,010,335	$942,645
3/31/16	$982,379	$1,019,605	$976,580
4/30/16	$1,006,739	$1,023,519	$1,009,306
5/31/16	$1,008,828	$1,023,781	$1,012,636
6/30/16	$1,014,603	$1,042,177	$1,021,588
7/31/16	$1,039,418	$1,048,765	$1,046,545
8/31/16	$1,059,630	$1,047,566	$1,067,612
9/30/16	$1,064,690	$1,046,952	$1,072,630
10/31/16	$1,063,070	$1,038,944	$1,074,046
11/30/16	$1,058,243	$1,014,369	$1,068,332
12/31/16	$1,076,645	$1,015,800	$1,086,152
1/31/17	$1,088,353	$1,017,793	$1,098,556
2/28/17	$1,104,046	$1,024,634	$1,112,562
3/31/17	$1,101,606	$1,024,097	$1,110,938
4/30/17	$1,114,603	$1,032,000	$1,124,536
5/31/17	$1,125,452	$1,039,943	$1,133,723
6/30/17	$1,127,828	$1,038,896	$1,135,458
7/31/17	$1,139,575	$1,043,367	$1,147,414
8/31/17	$1,140,441	$1,052,726	$1,148,539
9/30/17	$1,148,996	$1,047,712	$1,157,475
10/31/17	$1,153,490	$1,048,319	$1,162,695
11/30/17	$1,148,083	$1,046,973	$1,159,625
12/31/17	$1,150,372	$1,051,778	$1,161,956
1/31/18	$1,153,734	$1,039,665	$1,166,964
2/28/18	$1,140,487	$1,029,809	$1,155,481
3/31/18	$1,133,764	$1,036,414	$1,149,011
4/30/18	$1,139,871	$1,028,705	$1,155,342
5/31/18	$1,135,857	$1,036,047	$1,153,897
6/30/18	$1,139,590	$1,034,773	$1,156,517
7/31/18	$1,153,634	$1,035,019	$1,168,914
8/31/18	$1,163,171	$1,041,679	$1,178,067
9/30/18	$1,168,881	$1,034,971	$1,183,993
10/31/18	$1,148,736	$1,026,792	$1,166,600
11/30/18	$1,142,190	$1,032,921	$1,160,172
12/31/18	$1,120,126	$1,051,898	$1,138,210
1/31/19	$1,172,487	$1,063,068	$1,188,610
2/28/19	$1,191,276	$1,062,452	$1,208,234
3/31/19	$1,203,097	$1,082,853	$1,221,766
4/30/19	$1,220,541	$1,083,130	$1,237,417
5/31/19	$1,205,318	$1,102,358	$1,224,424
6/30/19	$1,236,238	$1,116,201	$1,256,173
7/31/19	$1,241,476	$1,118,657	$1,263,509
8/31/19	$1,248,456	$1,147,643	$1,272,758
9/30/19	$1,254,408	$1,141,531	$1,277,213
10/31/19	$1,258,093	$1,144,969	$1,281,441
11/30/19	$1,264,819	$1,144,386	$1,289,219
12/31/19	$1,285,325	$1,143,588	$1,310,143
1/31/20	$1,284,884	$1,165,596	$1,311,021
2/29/20	$1,265,538	$1,186,575	$1,292,168
3/31/20	$1,142,942	$1,179,592	$1,153,803
4/30/20	$1,188,264	$1,200,561	$1,202,032
5/31/20	$1,232,121	$1,206,151	$1,254,621
6/30/20	$1,233,835	$1,213,749	$1,262,738
7/31/20	$1,288,344	$1,231,878	$1,323,375
8/31/20	$1,297,163	$1,221,935	$1,333,525
9/30/20	$1,282,563	$1,221,265	$1,317,389
10/31/20	$1,287,430	$1,215,812	$1,323,634
11/30/20	$1,331,858	$1,227,742	$1,370,543
12/31/20	$1,351,883	$1,229,433	$1,392,431
1/31/21	$1,350,235	$1,220,618	$1,393,865
2/28/21	$1,351,896	$1,202,992	$1,396,067
3/31/21	$1,352,266	$1,187,971	$1,396,640
4/30/21	$1,365,016	$1,197,356	$1,411,374
5/31/21	$1,368,146	$1,201,268	$1,414,494
6/30/21	$1,385,252	$1,209,708	$1,432,486
7/31/21	$1,388,874	$1,223,233	$1,438,774
8/31/21	$1,396,762	$1,220,905	$1,446,515
9/30/21	$1,395,585	$1,210,334	$1,445,908
10/31/21	$1,389,921	$1,210,000	$1,443,464
11/30/21	$1,376,282	$1,213,580	$1,429,202
12/31/21	$1,404,456	$1,210,475	$1,456,429
1/31/22	$1,362,317	$1,184,396	$1,415,095
2/28/22	$1,350,204	$1,171,183	$1,402,444
3/31/22	$1,337,976	$1,138,645	$1,389,766
4/30/22	$1,286,509	$1,095,436	$1,340,054
5/31/22	$1,296,206	$1,102,499	$1,348,805
6/30/22	$1,207,830	$1,085,203	$1,257,747
7/31/22	$1,284,737	$1,111,719	$1,335,149
8/31/22	$1,248,602	$1,080,306	$1,298,793
9/30/22	$1,201,311	$1,033,630	$1,248,361
10/31/22	$1,235,513	$1,020,242	$1,285,612
11/30/22	$1,262,212	$1,057,762	$1,312,185
12/31/22	$1,251,163	$1,052,991	$1,302,318
1/31/23	$1,296,582	$1,085,385	$1,349,397
2/28/23	$1,277,279	$1,057,322	$1,329,614
3/31/23	$1,300,459	$1,084,180	$1,348,614
4/30/23	$1,309,423	$1,090,751	$1,360,172
5/31/23	$1,296,792	$1,078,874	$1,346,774
6/30/23	$1,313,621	$1,075,027	$1,365,575
7/31/23	$1,328,043	$1,074,277	$1,383,300
8/31/23	$1,329,189	$1,067,415	$1,386,095
9/30/23	$1,311,503	$1,040,290	$1,368,783
10/31/23	$1,298,727	$1,023,873	$1,355,492
11/30/23	$1,359,508	$1,070,241	$1,417,736
12/31/23	$1,408,572	$1,111,209	$1,466,194
1/31/24	$1,408,044	$1,108,157	$1,467,294
2/29/24	$1,407,903	$1,092,501	$1,467,969
3/31/24	$1,425,635	$1,102,589	$1,485,261
4/30/24	$1,411,338	$1,074,739	$1,471,612
5/31/24	$1,426,073	$1,092,959	$1,488,064
6/30/24	$1,439,980	$1,103,307	$1,503,213
7/31/24	$1,463,570	$1,129,077	$1,528,302
8/31/24	$1,486,013	$1,145,301	$1,551,776
9/30/24	$1,502,284	$1,160,636	$1,569,234
10/31/24	$1,491,348	$1,131,854	$1,557,951
11/30/24	$1,506,623	$1,143,821	$1,574,668
12/31/24	$1,501,695	$1,125,101	$1,566,527
1/31/25	$1,520,730	$1,131,070	$1,587,581
2/28/25	$1,530,234	$1,155,956	$1,598,297
3/31/25	$1,516,692	$1,156,391	$1,584,647

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.39%	5.82%	4.25%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 8,126,414,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 19,483,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026546
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Institutional Class
Trading Symbol	PHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,010,018	$996,412	$1,011,170
5/31/15	$1,012,415	$994,012	$1,014,709
6/30/15	$997,400	$983,174	$1,000,240
7/31/15	$1,002,371	$990,008	$997,109
8/31/15	$990,146	$988,586	$981,374
9/30/15	$962,533	$995,273	$957,615
10/31/15	$993,945	$995,439	$986,047
11/30/15	$973,854	$992,809	$968,219
12/31/15	$957,854	$989,601	$946,793
1/31/16	$949,227	$1,003,219	$935,071
2/29/16	$953,778	$1,010,335	$942,645
3/31/16	$983,852	$1,019,605	$976,580
4/30/16	$1,008,372	$1,023,519	$1,009,306
5/31/16	$1,010,592	$1,023,781	$1,012,636
6/30/16	$1,016,500	$1,042,177	$1,021,588
7/31/16	$1,041,493	$1,048,765	$1,046,545
8/31/16	$1,061,879	$1,047,566	$1,067,612
9/30/16	$1,067,080	$1,046,952	$1,072,630
10/31/16	$1,065,592	$1,038,944	$1,074,046
11/30/16	$1,060,884	$1,014,369	$1,068,332
12/31/16	$1,079,468	$1,015,800	$1,086,152
1/31/17	$1,091,345	$1,017,793	$1,098,556
2/28/17	$1,107,207	$1,024,634	$1,112,562
3/31/17	$1,104,900	$1,024,097	$1,110,938
4/30/17	$1,118,072	$1,032,000	$1,124,536
5/31/17	$1,129,098	$1,039,943	$1,133,723
6/30/17	$1,131,620	$1,038,896	$1,135,458
7/31/17	$1,143,552	$1,043,367	$1,147,414
8/31/17	$1,144,566	$1,052,726	$1,148,539
9/30/17	$1,153,292	$1,047,712	$1,157,475
10/31/17	$1,157,950	$1,048,319	$1,162,695
11/30/17	$1,152,664	$1,046,973	$1,159,625
12/31/17	$1,155,110	$1,051,778	$1,161,956
1/31/18	$1,158,633	$1,039,665	$1,166,964
2/28/18	$1,145,460	$1,029,809	$1,155,481
3/31/18	$1,138,853	$1,036,414	$1,149,011
4/30/18	$1,145,120	$1,028,705	$1,155,342
5/31/18	$1,141,260	$1,036,047	$1,153,897
6/30/18	$1,145,108	$1,034,773	$1,156,517
7/31/18	$1,159,348	$1,035,019	$1,168,914
8/31/18	$1,169,089	$1,041,679	$1,178,067
9/30/18	$1,174,958	$1,034,971	$1,183,993
10/31/18	$1,154,862	$1,026,792	$1,166,600
11/30/18	$1,148,430	$1,032,921	$1,160,172
12/31/18	$1,126,383	$1,051,898	$1,138,210
1/31/19	$1,179,177	$1,063,068	$1,188,610
2/28/19	$1,198,206	$1,062,452	$1,208,234
3/31/19	$1,210,247	$1,082,853	$1,221,766
4/30/19	$1,227,943	$1,083,130	$1,237,417
5/31/19	$1,212,788	$1,102,358	$1,224,424
6/30/19	$1,244,041	$1,116,201	$1,256,173
7/31/19	$1,249,486	$1,118,657	$1,263,509
8/31/19	$1,256,681	$1,147,643	$1,272,758
9/30/19	$1,262,807	$1,141,531	$1,277,213
10/31/19	$1,266,678	$1,144,969	$1,281,441
11/30/19	$1,273,610	$1,144,386	$1,289,219
12/31/19	$1,294,418	$1,143,588	$1,310,143
1/31/20	$1,294,144	$1,165,596	$1,311,021
2/29/20	$1,274,813	$1,186,575	$1,292,168
3/31/20	$1,151,454	$1,179,592	$1,153,803
4/30/20	$1,197,248	$1,200,561	$1,202,032
5/31/20	$1,241,595	$1,206,151	$1,254,621
6/30/20	$1,243,470	$1,213,749	$1,262,738
7/31/20	$1,298,574	$1,231,878	$1,323,375
8/31/20	$1,307,616	$1,221,935	$1,333,525
9/30/20	$1,293,062	$1,221,265	$1,317,389
10/31/20	$1,298,138	$1,215,812	$1,323,634
11/30/20	$1,343,093	$1,227,742	$1,370,543
12/31/20	$1,363,476	$1,229,433	$1,392,431
1/31/21	$1,361,970	$1,220,618	$1,393,865
2/28/21	$1,363,803	$1,202,992	$1,396,067
3/31/21	$1,364,349	$1,187,971	$1,396,640
4/30/21	$1,377,392	$1,197,356	$1,411,374
5/31/21	$1,380,712	$1,201,268	$1,414,494
6/30/21	$1,398,147	$1,209,708	$1,432,486
7/31/21	$1,401,986	$1,223,233	$1,438,774
8/31/21	$1,410,121	$1,220,905	$1,446,515
9/30/21	$1,409,108	$1,210,334	$1,445,908
10/31/21	$1,403,564	$1,210,000	$1,443,464
11/30/21	$1,389,991	$1,213,580	$1,429,202
12/31/21	$1,418,638	$1,210,475	$1,456,429
1/31/22	$1,376,244	$1,184,396	$1,415,095
2/28/22	$1,364,163	$1,171,183	$1,402,444
3/31/22	$1,351,978	$1,138,645	$1,389,766
4/30/22	$1,300,142	$1,095,436	$1,340,054
5/31/22	$1,310,099	$1,102,499	$1,348,805
6/30/22	$1,220,930	$1,085,203	$1,257,747
7/31/22	$1,298,828	$1,111,719	$1,335,149
8/31/22	$1,262,473	$1,080,306	$1,298,793
9/30/22	$1,214,820	$1,033,630	$1,248,361
10/31/22	$1,249,518	$1,020,242	$1,285,612
11/30/22	$1,276,682	$1,057,762	$1,312,185
12/31/22	$1,265,679	$1,052,991	$1,302,318
1/31/23	$1,311,781	$1,085,385	$1,349,397
2/28/23	$1,292,428	$1,057,322	$1,329,614
3/31/23	$1,316,074	$1,084,180	$1,348,614
4/30/23	$1,325,295	$1,090,751	$1,360,172
5/31/23	$1,312,680	$1,078,874	$1,346,774
6/30/23	$1,329,888	$1,075,027	$1,365,575
7/31/23	$1,344,652	$1,074,277	$1,383,300
8/31/23	$1,345,981	$1,067,415	$1,386,095
9/30/23	$1,328,240	$1,040,290	$1,368,783
10/31/23	$1,315,485	$1,023,873	$1,355,492
11/30/23	$1,377,207	$1,070,241	$1,417,736
12/31/23	$1,427,097	$1,111,209	$1,466,194
1/31/24	$1,426,740	$1,108,157	$1,467,294
2/29/24	$1,426,766	$1,092,501	$1,467,969
3/31/24	$1,444,917	$1,102,589	$1,485,261
4/30/24	$1,430,602	$1,074,739	$1,471,612
5/31/24	$1,445,734	$1,092,959	$1,488,064
6/30/24	$1,460,000	$1,103,307	$1,503,213
7/31/24	$1,484,104	$1,129,077	$1,528,302
8/31/24	$1,507,062	$1,145,301	$1,551,776
9/30/24	$1,523,738	$1,160,636	$1,569,234
10/31/24	$1,512,836	$1,131,854	$1,557,951
11/30/24	$1,528,521	$1,143,821	$1,574,668
12/31/24	$1,523,715	$1,125,101	$1,566,527
1/31/25	$1,543,222	$1,131,070	$1,587,581
2/28/25	$1,553,044	$1,155,956	$1,598,297
3/31/25	$1,539,484	$1,156,391	$1,584,647

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.54%	5.98%	4.41%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 8,126,414,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 19,483,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064138
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	I-2
Trading Symbol	PHLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,936	$996,412	$1,011,170
5/31/15	$1,012,247	$994,012	$1,014,709
6/30/15	$997,152	$983,174	$1,000,240
7/31/15	$1,002,033	$990,008	$997,109
8/31/15	$989,734	$988,586	$981,374
9/30/15	$962,052	$995,273	$957,615
10/31/15	$993,362	$995,439	$986,047
11/30/15	$973,210	$992,809	$968,219
12/31/15	$957,131	$989,601	$946,793
1/31/16	$948,439	$1,003,219	$935,071
2/29/16	$952,920	$1,010,335	$942,645
3/31/16	$982,887	$1,019,605	$976,580
4/30/16	$1,007,301	$1,023,519	$1,009,306
5/31/16	$1,009,437	$1,023,781	$1,012,636
6/30/16	$1,015,256	$1,042,177	$1,021,588
7/31/16	$1,040,129	$1,048,765	$1,046,545
8/31/16	$1,060,374	$1,047,566	$1,067,612
9/30/16	$1,065,475	$1,046,952	$1,072,630
10/31/16	$1,063,906	$1,038,944	$1,074,046
11/30/16	$1,059,124	$1,014,369	$1,068,332
12/31/16	$1,077,563	$1,015,800	$1,086,152
1/31/17	$1,089,333	$1,017,793	$1,098,556
2/28/17	$1,105,083	$1,024,634	$1,112,562
3/31/17	$1,102,681	$1,024,097	$1,110,938
4/30/17	$1,115,742	$1,032,000	$1,124,536
5/31/17	$1,126,650	$1,039,943	$1,133,723
6/30/17	$1,129,069	$1,038,896	$1,135,458
7/31/17	$1,140,884	$1,043,367	$1,147,414
8/31/17	$1,141,800	$1,052,726	$1,148,539
9/30/17	$1,150,408	$1,047,712	$1,157,475
10/31/17	$1,154,959	$1,048,319	$1,162,695
11/30/17	$1,149,592	$1,046,973	$1,159,625
12/31/17	$1,151,929	$1,051,778	$1,161,956
1/31/18	$1,155,349	$1,039,665	$1,166,964
2/28/18	$1,142,125	$1,029,809	$1,155,481
3/31/18	$1,135,439	$1,036,414	$1,149,011
4/30/18	$1,141,597	$1,028,705	$1,155,342
5/31/18	$1,137,653	$1,036,047	$1,153,897
6/30/18	$1,141,392	$1,034,773	$1,156,517
7/31/18	$1,155,491	$1,035,019	$1,168,914
8/31/18	$1,165,092	$1,041,679	$1,178,067
9/30/18	$1,170,854	$1,034,971	$1,183,993
10/31/18	$1,150,723	$1,026,792	$1,166,600
11/30/18	$1,144,215	$1,032,921	$1,160,172
12/31/18	$1,122,156	$1,051,898	$1,138,210
1/31/19	$1,174,655	$1,063,068	$1,188,610
2/28/19	$1,193,521	$1,062,452	$1,208,234
3/31/19	$1,205,414	$1,082,853	$1,221,766
4/30/19	$1,222,941	$1,083,130	$1,237,417
5/31/19	$1,207,742	$1,102,358	$1,224,424
6/30/19	$1,238,774	$1,116,201	$1,256,173
7/31/19	$1,244,091	$1,118,657	$1,263,509
8/31/19	$1,251,142	$1,147,643	$1,272,758
9/30/19	$1,257,146	$1,141,531	$1,277,213
10/31/19	$1,260,892	$1,144,969	$1,281,441
11/30/19	$1,267,687	$1,144,386	$1,289,219
12/31/19	$1,288,289	$1,143,588	$1,310,143
1/31/20	$1,287,902	$1,165,596	$1,311,021
2/29/20	$1,268,566	$1,186,575	$1,292,168
3/31/20	$1,145,716	$1,179,592	$1,153,803
4/30/20	$1,191,186	$1,200,561	$1,202,032
5/31/20	$1,235,205	$1,206,151	$1,254,621
6/30/20	$1,236,966	$1,213,749	$1,262,738
7/31/20	$1,291,672	$1,231,878	$1,323,375
8/31/20	$1,300,564	$1,221,935	$1,333,525
9/30/20	$1,285,982	$1,221,265	$1,317,389
10/31/20	$1,290,917	$1,215,812	$1,323,634
11/30/20	$1,335,518	$1,227,742	$1,370,543
12/31/20	$1,355,661	$1,229,433	$1,392,431
1/31/21	$1,354,060	$1,220,618	$1,393,865
2/28/21	$1,355,779	$1,202,992	$1,396,067
3/31/21	$1,356,207	$1,187,971	$1,396,640
4/30/21	$1,369,056	$1,197,356	$1,411,374
5/31/21	$1,372,249	$1,201,268	$1,414,494
6/30/21	$1,389,464	$1,209,708	$1,432,486
7/31/21	$1,393,157	$1,223,233	$1,438,774
8/31/21	$1,401,127	$1,220,905	$1,446,515
9/30/21	$1,400,005	$1,210,334	$1,445,908
10/31/21	$1,394,380	$1,210,000	$1,443,464
11/30/21	$1,380,781	$1,213,580	$1,429,202
12/31/21	$1,409,112	$1,210,475	$1,456,429
1/31/22	$1,366,893	$1,184,396	$1,415,095
2/28/22	$1,354,790	$1,171,183	$1,402,444
3/31/22	$1,342,576	$1,138,645	$1,389,766
4/30/22	$1,290,989	$1,095,436	$1,340,054
5/31/22	$1,300,774	$1,102,499	$1,348,805
6/30/22	$1,212,136	$1,085,203	$1,257,747
7/31/22	$1,289,365	$1,111,719	$1,335,149
8/31/22	$1,253,168	$1,080,306	$1,298,793
9/30/22	$1,205,757	$1,033,630	$1,248,361
10/31/22	$1,240,101	$1,020,242	$1,285,612
11/30/22	$1,266,947	$1,057,762	$1,312,185
12/31/22	$1,255,913	$1,052,991	$1,302,318
1/31/23	$1,301,557	$1,085,385	$1,349,397
2/28/23	$1,282,255	$1,057,322	$1,329,614
3/31/23	$1,305,607	$1,084,180	$1,348,614
4/30/23	$1,314,654	$1,090,751	$1,360,172
5/31/23	$1,302,029	$1,078,874	$1,346,774
6/30/23	$1,318,984	$1,075,027	$1,365,575
7/31/23	$1,333,520	$1,074,277	$1,383,300
8/31/23	$1,334,727	$1,067,415	$1,386,095
9/30/23	$1,317,022	$1,040,290	$1,368,783
10/31/23	$1,304,267	$1,023,873	$1,355,492
11/30/23	$1,365,351	$1,070,241	$1,417,736
12/31/23	$1,414,688	$1,111,209	$1,466,194
1/31/24	$1,414,218	$1,108,157	$1,467,294
2/29/24	$1,414,132	$1,092,501	$1,467,969
3/31/24	$1,432,003	$1,102,589	$1,485,261
4/30/24	$1,417,699	$1,074,739	$1,471,612
5/31/24	$1,432,565	$1,092,959	$1,488,064
6/30/24	$1,446,591	$1,103,307	$1,503,213
7/31/24	$1,470,350	$1,129,077	$1,528,302
8/31/24	$1,492,961	$1,145,301	$1,551,776
9/30/24	$1,509,365	$1,160,636	$1,569,234
10/31/24	$1,498,440	$1,131,854	$1,557,951
11/30/24	$1,513,848	$1,143,821	$1,574,668
12/31/24	$1,508,960	$1,125,101	$1,566,527
1/31/25	$1,528,145	$1,131,070	$1,587,581
2/28/25	$1,537,754	$1,155,956	$1,598,297
3/31/25	$1,524,205	$1,156,391	$1,584,647

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.44%	5.87%	4.30%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 8,126,414,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 19,483,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026552
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Fund
Class Name	Class R
Trading Symbol	PHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  U.S. duration positioning contributed to performance, specifically through a curve steepening bias, as the U.S. yield curve steepened.

  Security selection within the cable and satellite sector, specifically overweight exposure to a U.S. cable provider, contributed to performance, as spreads tightened.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the consumer products sector, specifically overweight exposure to a private label cleaning product manufacturer, detracted from performance, as spreads widened amid a plant fire.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,095	$9,964	$10,112
5/31/15	$10,114	$9,940	$10,147
6/30/15	$9,959	$9,832	$10,002
7/31/15	$10,003	$9,900	$9,971
8/31/15	$9,877	$9,886	$9,814
9/30/15	$9,596	$9,953	$9,576
10/31/15	$9,904	$9,954	$9,860
11/30/15	$9,700	$9,928	$9,682
12/31/15	$9,535	$9,896	$9,468
1/31/16	$9,445	$10,032	$9,351
2/29/16	$9,486	$10,103	$9,426
3/31/16	$9,780	$10,196	$9,766
4/30/16	$10,018	$10,235	$10,093
5/31/16	$10,036	$10,238	$10,126
6/30/16	$10,089	$10,422	$10,216
7/31/16	$10,332	$10,488	$10,465
8/31/16	$10,529	$10,476	$10,676
9/30/16	$10,575	$10,470	$10,726
10/31/16	$10,555	$10,389	$10,740
11/30/16	$10,504	$10,144	$10,683
12/31/16	$10,682	$10,158	$10,862
1/31/17	$10,794	$10,178	$10,986
2/28/17	$10,946	$10,246	$11,126
3/31/17	$10,917	$10,241	$11,109
4/30/17	$11,043	$10,320	$11,245
5/31/17	$11,146	$10,399	$11,337
6/30/17	$11,165	$10,389	$11,355
7/31/17	$11,277	$10,434	$11,474
8/31/17	$11,282	$10,527	$11,485
9/30/17	$11,362	$10,477	$11,575
10/31/17	$11,402	$10,483	$11,627
11/30/17	$11,344	$10,470	$11,596
12/31/17	$11,363	$10,518	$11,620
1/31/18	$11,392	$10,397	$11,670
2/28/18	$11,257	$10,298	$11,555
3/31/18	$11,186	$10,364	$11,490
4/30/18	$11,242	$10,287	$11,553
5/31/18	$11,199	$10,360	$11,539
6/30/18	$11,231	$10,348	$11,565
7/31/18	$11,365	$10,350	$11,689
8/31/18	$11,454	$10,417	$11,781
9/30/18	$11,506	$10,350	$11,840
10/31/18	$11,304	$10,268	$11,666
11/30/18	$11,235	$10,329	$11,602
12/31/18	$11,014	$10,519	$11,382
1/31/19	$11,524	$10,631	$11,886
2/28/19	$11,705	$10,625	$12,082
3/31/19	$11,817	$10,829	$12,218
4/30/19	$11,984	$10,831	$12,374
5/31/19	$11,829	$11,024	$12,244
6/30/19	$12,129	$11,162	$12,562
7/31/19	$12,176	$11,187	$12,635
8/31/19	$12,239	$11,476	$12,728
9/30/19	$12,293	$11,415	$12,772
10/31/19	$12,325	$11,450	$12,814
11/30/19	$12,386	$11,444	$12,892
12/31/19	$12,582	$11,436	$13,101
1/31/20	$12,573	$11,656	$13,110
2/29/20	$12,379	$11,866	$12,922
3/31/20	$11,176	$11,796	$11,538
4/30/20	$11,614	$12,006	$12,020
5/31/20	$12,039	$12,062	$12,546
6/30/20	$12,051	$12,137	$12,627
7/31/20	$12,578	$12,319	$13,234
8/31/20	$12,660	$12,219	$13,335
9/30/20	$12,513	$12,213	$13,174
10/31/20	$12,555	$12,158	$13,236
11/30/20	$12,984	$12,277	$13,705
12/31/20	$13,174	$12,294	$13,924
1/31/21	$13,153	$12,206	$13,939
2/28/21	$13,165	$12,030	$13,961
3/31/21	$13,163	$11,880	$13,966
4/30/21	$13,282	$11,974	$14,114
5/31/21	$13,308	$12,013	$14,145
6/30/21	$13,469	$12,097	$14,325
7/31/21	$13,499	$12,232	$14,388
8/31/21	$13,571	$12,209	$14,465
9/30/21	$13,555	$12,103	$14,459
10/31/21	$13,494	$12,100	$14,435
11/30/21	$13,357	$12,136	$14,292
12/31/21	$13,625	$12,105	$14,564
1/31/22	$13,212	$11,844	$14,151
2/28/22	$13,090	$11,712	$14,024
3/31/22	$12,966	$11,386	$13,898
4/30/22	$12,462	$10,954	$13,401
5/31/22	$12,552	$11,025	$13,488
6/30/22	$11,692	$10,852	$12,577
7/31/22	$12,431	$11,117	$13,351
8/31/22	$12,077	$10,803	$12,988
9/30/22	$11,615	$10,336	$12,484
10/31/22	$11,941	$10,202	$12,856
11/30/22	$12,195	$10,578	$13,122
12/31/22	$12,083	$10,530	$13,023
1/31/23	$12,517	$10,854	$13,494
2/28/23	$12,327	$10,573	$13,296
3/31/23	$12,546	$10,842	$13,486
4/30/23	$12,628	$10,908	$13,602
5/31/23	$12,501	$10,789	$13,468
6/30/23	$12,659	$10,750	$13,656
7/31/23	$12,793	$10,743	$13,833
8/31/23	$12,799	$10,674	$13,861
9/30/23	$12,624	$10,403	$13,688
10/31/23	$12,497	$10,239	$13,555
11/30/23	$13,077	$10,702	$14,177
12/31/23	$13,544	$11,112	$14,662
1/31/24	$13,534	$11,082	$14,673
2/29/24	$13,527	$10,925	$14,680
3/31/24	$13,693	$11,026	$14,853
4/30/24	$13,550	$10,747	$14,716
5/31/24	$13,686	$10,930	$14,881
6/30/24	$13,815	$11,033	$15,032
7/31/24	$14,036	$11,291	$15,283
8/31/24	$14,245	$11,453	$15,518
9/30/24	$14,396	$11,606	$15,692
10/31/24	$14,286	$11,319	$15,580
11/30/24	$14,427	$11,438	$15,747
12/31/24	$14,374	$11,251	$15,665
1/31/25	$14,551	$11,311	$15,876
2/28/25	$14,637	$11,560	$15,983
3/31/25	$14,502	$11,564	$15,846

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	5.91%	5.35%	3.79%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	6.69%	6.55%	4.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 8,126,414,000
Holdings Count | Holding	781
Advisory Fees Paid, Amount	$ 19,483,000
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$8,126,414
# of Portfolio Holdings	781
Portfolio Turnover Rate	58%
Total Net Advisory Fees Paid During the Reporting Period	$19,483
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	85.3%
U.S. Treasury Obligations	5.4%
Loan Participations and Assignments	2.6%
Warrants	0.1%
Common Stocks	0.1%
Short-Term Instruments	1.9%
Affiliated Investments	6.0%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(1.4%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000091652
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Class A
Trading Symbol	PHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$9,621	$10,000	$10,000
4/30/15	$9,715	$9,944	$10,102
5/31/15	$9,751	$9,903	$10,128
6/30/15	$9,607	$9,780	$9,969
7/31/15	$9,619	$9,877	$9,950
8/31/15	$9,489	$9,851	$9,799
9/30/15	$9,224	$9,909	$9,567
10/31/15	$9,497	$9,941	$9,824
11/30/15	$9,287	$9,946	$9,671
12/31/15	$9,113	$9,919	$9,444
1/31/16	$8,994	$10,064	$9,304
2/29/16	$8,979	$10,161	$9,323
3/31/16	$9,377	$10,244	$9,724
4/30/16	$9,646	$10,262	$10,064
5/31/16	$9,691	$10,305	$10,127
6/30/16	$9,738	$10,501	$10,202
7/31/16	$9,981	$10,564	$10,459
8/31/16	$10,205	$10,559	$10,687
9/30/16	$10,245	$10,557	$10,731
10/31/16	$10,259	$10,455	$10,778
11/30/16	$10,224	$10,282	$10,730
12/31/16	$10,453	$10,311	$10,942
1/31/17	$10,593	$10,273	$11,080
2/28/17	$10,769	$10,361	$11,243
3/31/17	$10,744	$10,356	$11,231
4/30/17	$10,885	$10,426	$11,361
5/31/17	$10,999	$10,487	$11,468
6/30/17	$11,010	$10,458	$11,491
7/31/17	$11,142	$10,492	$11,622
8/31/17	$11,136	$10,588	$11,631
9/30/17	$11,219	$10,539	$11,729
10/31/17	$11,254	$10,583	$11,798
11/30/17	$11,214	$10,600	$11,768
12/31/17	$11,255	$10,624	$11,799
1/31/18	$11,325	$10,548	$11,874
2/28/18	$11,228	$10,524	$11,775
3/31/18	$11,152	$10,611	$11,719
4/30/18	$11,222	$10,572	$11,800
5/31/18	$11,194	$10,611	$11,771
6/30/18	$11,224	$10,631	$11,797
7/31/18	$11,356	$10,634	$11,944
8/31/18	$11,436	$10,667	$12,015
9/30/18	$11,497	$10,626	$12,081
10/31/18	$11,293	$10,605	$11,902
11/30/18	$11,174	$10,657	$11,769
12/31/18	$10,918	$10,811	$11,565
1/31/19	$11,422	$10,925	$12,040
2/28/19	$11,609	$10,938	$12,254
3/31/19	$11,709	$11,134	$12,387
4/30/19	$11,916	$11,141	$12,567
5/31/19	$11,716	$11,301	$12,417
6/30/19	$11,983	$11,460	$12,728
7/31/19	$12,036	$11,550	$12,808
8/31/19	$12,081	$11,812	$12,875
9/30/19	$12,142	$11,757	$12,909
10/31/19	$12,157	$11,737	$12,939
11/30/19	$12,200	$11,723	$12,998
12/31/19	$12,492	$11,699	$13,246
1/31/20	$12,473	$11,910	$13,261
2/29/20	$12,261	$12,056	$13,056
3/31/20	$10,907	$11,868	$11,481
4/30/20	$11,335	$12,060	$11,981
5/31/20	$11,792	$12,095	$12,476
6/30/20	$11,865	$12,155	$12,632
7/31/20	$12,365	$12,288	$13,148
8/31/20	$12,514	$12,199	$13,294
9/30/20	$12,378	$12,243	$13,174
10/31/20	$12,412	$12,244	$13,230
11/30/20	$12,995	$12,314	$13,772
12/31/20	$13,228	$12,352	$13,999
1/31/21	$13,243	$12,286	$14,060
2/28/21	$13,314	$12,095	$14,121
3/31/21	$13,345	$12,047	$14,161
4/30/21	$13,474	$12,078	$14,303
5/31/21	$13,478	$12,105	$14,344
6/30/21	$13,631	$12,164	$14,509
7/31/21	$13,664	$12,316	$14,564
8/31/21	$13,734	$12,291	$14,637
9/30/21	$13,710	$12,175	$14,640
10/31/21	$13,657	$12,143	$14,598
11/30/21	$13,523	$12,230	$14,470
12/31/21	$13,798	$12,180	$14,707
1/31/22	$13,413	$11,989	$14,358
2/28/22	$13,268	$11,829	$14,155
3/31/22	$13,220	$11,574	$14,066
4/30/22	$12,712	$11,263	$13,598
5/31/22	$12,702	$11,248	$13,578
6/30/22	$11,796	$11,077	$12,669
7/31/22	$12,538	$11,359	$13,394
8/31/22	$12,264	$11,063	$13,122
9/30/22	$11,822	$10,707	$12,604
10/31/22	$12,157	$10,671	$12,929
11/30/22	$12,470	$10,943	$13,238
12/31/22	$12,410	$10,814	$13,153
1/31/23	$12,879	$11,063	$13,652
2/28/23	$12,772	$10,886	$13,530
3/31/23	$12,879	$11,128	$13,630
4/30/23	$12,981	$11,185	$13,751
5/31/23	$12,907	$11,141	$13,687
6/30/23	$13,083	$11,134	$13,871
7/31/23	$13,279	$11,138	$14,069
8/31/23	$13,298	$11,124	$14,115
9/30/23	$13,179	$10,932	$14,011
10/31/23	$13,026	$10,854	$13,878
11/30/23	$13,620	$11,228	$14,459
12/31/23	$14,108	$11,586	$14,966
1/31/24	$14,143	$11,564	$15,005
2/29/24	$14,197	$11,484	$15,059
3/31/24	$14,350	$11,588	$15,211
4/30/24	$14,247	$11,401	$15,099
5/31/24	$14,420	$11,502	$15,268
6/30/24	$14,536	$11,602	$15,404
7/31/24	$14,805	$11,826	$15,683
8/31/24	$15,050	$11,956	$15,921
9/30/24	$15,244	$12,094	$16,162
10/31/24	$15,172	$11,931	$16,124
11/30/24	$15,318	$12,072	$16,287
12/31/24	$15,297	$11,980	$16,263
1/31/25	$15,447	$12,026	$16,464
2/28/25	$15,571	$12,171	$16,590
3/31/25	$15,429	$12,120	$16,424

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.52%	7.18%	4.84%
Class A (including sales charge)	3.51%	6.38%	4.43%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 449,075,000
Holdings Count | Holding	935
Advisory Fees Paid, Amount	$ 1,112,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000091653
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Class C
Trading Symbol	PHSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.79%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,092	$9,944	$10,102
5/31/15	$10,123	$9,903	$10,128
6/30/15	$9,967	$9,780	$9,969
7/31/15	$9,973	$9,877	$9,950
8/31/15	$9,832	$9,851	$9,799
9/30/15	$9,551	$9,909	$9,567
10/31/15	$9,828	$9,941	$9,824
11/30/15	$9,605	$9,946	$9,671
12/31/15	$9,419	$9,919	$9,444
1/31/16	$9,290	$10,064	$9,304
2/29/16	$9,269	$10,161	$9,323
3/31/16	$9,674	$10,244	$9,724
4/30/16	$9,945	$10,262	$10,064
5/31/16	$9,985	$10,305	$10,127
6/30/16	$10,028	$10,501	$10,202
7/31/16	$10,272	$10,564	$10,459
8/31/16	$10,495	$10,559	$10,687
9/30/16	$10,530	$10,557	$10,731
10/31/16	$10,538	$10,455	$10,778
11/30/16	$10,496	$10,282	$10,730
12/31/16	$10,724	$10,311	$10,942
1/31/17	$10,861	$10,273	$11,080
2/28/17	$11,035	$10,361	$11,243
3/31/17	$11,002	$10,356	$11,231
4/30/17	$11,140	$10,426	$11,361
5/31/17	$11,249	$10,487	$11,468
6/30/17	$11,254	$10,458	$11,491
7/31/17	$11,381	$10,492	$11,622
8/31/17	$11,368	$10,588	$11,631
9/30/17	$11,445	$10,539	$11,729
10/31/17	$11,474	$10,583	$11,798
11/30/17	$11,426	$10,600	$11,768
12/31/17	$11,460	$10,624	$11,799
1/31/18	$11,524	$10,548	$11,874
2/28/18	$11,419	$10,524	$11,775
3/31/18	$11,334	$10,611	$11,719
4/30/18	$11,399	$10,572	$11,800
5/31/18	$11,364	$10,611	$11,771
6/30/18	$11,387	$10,631	$11,797
7/31/18	$11,513	$10,634	$11,944
8/31/18	$11,587	$10,667	$12,015
9/30/18	$11,642	$10,626	$12,081
10/31/18	$11,428	$10,605	$11,902
11/30/18	$11,301	$10,657	$11,769
12/31/18	$11,035	$10,811	$11,565
1/31/19	$11,537	$10,925	$12,040
2/28/19	$11,719	$10,938	$12,254
3/31/19	$11,812	$11,134	$12,387
4/30/19	$12,014	$11,141	$12,567
5/31/19	$11,804	$11,301	$12,417
6/30/19	$12,067	$11,460	$12,728
7/31/19	$12,112	$11,550	$12,808
8/31/19	$12,149	$11,812	$12,875
9/30/19	$12,204	$11,757	$12,909
10/31/19	$12,211	$11,737	$12,939
11/30/19	$12,247	$11,723	$12,998
12/31/19	$12,532	$11,699	$13,246
1/31/20	$12,505	$11,910	$13,261
2/29/20	$12,285	$12,056	$13,056
3/31/20	$10,922	$11,868	$11,481
4/30/20	$11,343	$12,060	$11,981
5/31/20	$11,793	$12,095	$12,476
6/30/20	$11,859	$12,155	$12,632
7/31/20	$12,350	$12,288	$13,148
8/31/20	$12,492	$12,199	$13,294
9/30/20	$12,348	$12,243	$13,174
10/31/20	$12,374	$12,244	$13,230
11/30/20	$12,948	$12,314	$13,772
12/31/20	$13,171	$12,352	$13,999
1/31/21	$13,178	$12,286	$14,060
2/28/21	$13,241	$12,095	$14,121
3/31/21	$13,263	$12,047	$14,161
4/30/21	$13,383	$12,078	$14,303
5/31/21	$13,378	$12,105	$14,344
6/30/21	$13,522	$12,164	$14,509
7/31/21	$13,546	$12,316	$14,564
8/31/21	$13,608	$12,291	$14,637
9/30/21	$13,576	$12,175	$14,640
10/31/21	$13,515	$12,143	$14,598
11/30/21	$13,374	$12,230	$14,470
12/31/21	$13,637	$12,180	$14,707
1/31/22	$13,248	$11,989	$14,358
2/28/22	$13,098	$11,829	$14,155
3/31/22	$13,042	$11,574	$14,066
4/30/22	$12,533	$11,263	$13,598
5/31/22	$12,515	$11,248	$13,578
6/30/22	$11,615	$11,077	$12,669
7/31/22	$12,338	$11,359	$13,394
8/31/22	$12,061	$11,063	$13,122
9/30/22	$11,618	$10,707	$12,604
10/31/22	$11,940	$10,671	$12,929
11/30/22	$12,240	$10,943	$13,238
12/31/22	$12,173	$10,814	$13,153
1/31/23	$12,625	$11,063	$13,652
2/28/23	$12,514	$10,886	$13,530
3/31/23	$12,610	$11,128	$13,630
4/30/23	$12,703	$11,185	$13,751
5/31/23	$12,621	$11,141	$13,687
6/30/23	$12,785	$11,134	$13,871
7/31/23	$12,969	$11,138	$14,069
8/31/23	$12,980	$11,124	$14,115
9/30/23	$12,855	$10,932	$14,011
10/31/23	$12,699	$10,854	$13,878
11/30/23	$13,269	$11,228	$14,459
12/31/23	$13,736	$11,586	$14,966
1/31/24	$13,762	$11,564	$15,005
2/29/24	$13,806	$11,484	$15,059
3/31/24	$13,946	$11,588	$15,211
4/30/24	$13,838	$11,401	$15,099
5/31/24	$13,997	$11,502	$15,268
6/30/24	$14,100	$11,602	$15,404
7/31/24	$14,353	$11,826	$15,683
8/31/24	$14,580	$11,956	$15,921
9/30/24	$14,760	$12,094	$16,162
10/31/24	$14,681	$11,931	$16,124
11/30/24	$14,812	$12,072	$16,287
12/31/24	$14,783	$11,980	$16,263
1/31/25	$14,918	$12,026	$16,464
2/28/25	$15,029	$12,171	$16,590
3/31/25	$14,883	$12,120	$16,424

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.72%	6.38%	4.06%
Class C (including sales charge)	5.72%	6.38%	4.06%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 449,075,000
Holdings Count | Holding	935
Advisory Fees Paid, Amount	$ 1,112,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200463
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	I-3
Trading Symbol	PHFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,932	$994,409	$1,010,160
5/31/15	$1,013,871	$990,287	$1,012,847
6/30/15	$999,081	$978,046	$996,935
7/31/15	$1,000,504	$987,733	$995,031
8/31/15	$987,098	$985,063	$979,916
9/30/15	$959,681	$990,905	$956,702
10/31/15	$988,310	$994,119	$982,380
11/30/15	$966,644	$994,576	$967,075
12/31/15	$948,708	$991,885	$944,406
1/31/16	$936,380	$1,006,395	$930,448
2/29/16	$935,000	$1,016,068	$932,281
3/31/16	$976,565	$1,024,433	$972,379
4/30/16	$1,004,793	$1,026,173	$1,006,392
5/31/16	$1,009,597	$1,030,510	$1,012,682
6/30/16	$1,014,690	$1,050,127	$1,020,156
7/31/16	$1,040,188	$1,056,401	$1,045,946
8/31/16	$1,063,703	$1,055,863	$1,068,663
9/30/16	$1,068,098	$1,055,737	$1,073,077
10/31/16	$1,069,681	$1,045,500	$1,077,841
11/30/16	$1,066,234	$1,028,232	$1,073,013
12/31/16	$1,090,301	$1,031,050	$1,094,162
1/31/17	$1,105,048	$1,027,295	$1,108,003
2/28/17	$1,123,605	$1,036,089	$1,124,346
3/31/17	$1,121,204	$1,035,611	$1,123,098
4/30/17	$1,136,076	$1,042,634	$1,136,081
5/31/17	$1,148,134	$1,048,720	$1,146,806
6/30/17	$1,149,543	$1,045,784	$1,149,076
7/31/17	$1,163,444	$1,049,222	$1,162,164
8/31/17	$1,163,062	$1,058,784	$1,163,094
9/30/17	$1,171,875	$1,053,896	$1,172,922
10/31/17	$1,175,740	$1,058,341	$1,179,784
11/30/17	$1,171,704	$1,059,981	$1,176,787
12/31/17	$1,176,186	$1,062,350	$1,179,894
1/31/18	$1,183,709	$1,054,766	$1,187,351
2/28/18	$1,173,759	$1,052,388	$1,177,543
3/31/18	$1,165,991	$1,061,113	$1,171,950
4/30/18	$1,173,580	$1,057,165	$1,180,048
5/31/18	$1,170,866	$1,061,115	$1,177,134
6/30/18	$1,174,196	$1,063,093	$1,179,688
7/31/18	$1,188,144	$1,063,384	$1,194,351
8/31/18	$1,196,791	$1,066,652	$1,201,505
9/30/18	$1,203,348	$1,062,572	$1,208,126
10/31/18	$1,182,165	$1,060,496	$1,190,197
11/30/18	$1,169,972	$1,065,684	$1,176,938
12/31/18	$1,143,346	$1,081,078	$1,156,542
1/31/19	$1,196,340	$1,092,528	$1,203,983
2/28/19	$1,216,097	$1,093,841	$1,225,354
3/31/19	$1,226,751	$1,113,432	$1,238,661
4/30/19	$1,248,693	$1,114,096	$1,256,659
5/31/19	$1,228,065	$1,130,127	$1,241,730
6/30/19	$1,256,306	$1,145,973	$1,272,786
7/31/19	$1,262,021	$1,154,991	$1,280,779
8/31/19	$1,266,907	$1,181,184	$1,287,490
9/30/19	$1,273,503	$1,175,711	$1,290,941
10/31/19	$1,275,333	$1,173,681	$1,293,910
11/30/19	$1,280,042	$1,172,304	$1,299,797
12/31/19	$1,310,903	$1,169,901	$1,324,610
1/31/20	$1,309,128	$1,191,013	$1,326,134
2/29/20	$1,287,109	$1,205,590	$1,305,618
3/31/20	$1,145,184	$1,186,827	$1,148,069
4/30/20	$1,190,267	$1,206,040	$1,198,102
5/31/20	$1,238,481	$1,209,459	$1,247,643
6/30/20	$1,246,326	$1,215,495	$1,263,202
7/31/20	$1,299,103	$1,228,777	$1,314,753
8/31/20	$1,314,975	$1,219,873	$1,329,439
9/30/20	$1,300,850	$1,224,329	$1,317,434
10/31/20	$1,304,659	$1,224,418	$1,323,033
11/30/20	$1,366,177	$1,231,405	$1,377,238
12/31/20	$1,390,982	$1,235,188	$1,399,852
1/31/21	$1,392,717	$1,228,563	$1,405,969
2/28/21	$1,400,445	$1,209,452	$1,412,099
3/31/21	$1,403,935	$1,204,687	$1,416,067
4/30/21	$1,417,767	$1,207,836	$1,430,341
5/31/21	$1,418,389	$1,210,532	$1,434,361
6/30/21	$1,434,724	$1,216,436	$1,450,927
7/31/21	$1,438,471	$1,231,555	$1,456,441
8/31/21	$1,446,127	$1,229,087	$1,463,723
9/30/21	$1,443,814	$1,217,483	$1,463,972
10/31/21	$1,438,486	$1,214,299	$1,459,770
11/30/21	$1,424,617	$1,222,961	$1,447,041
12/31/21	$1,453,827	$1,218,001	$1,470,657
1/31/22	$1,413,507	$1,198,865	$1,435,788
2/28/22	$1,398,461	$1,182,918	$1,415,500
3/31/22	$1,393,612	$1,157,419	$1,406,639
4/30/22	$1,340,304	$1,126,312	$1,359,784
5/31/22	$1,339,482	$1,124,762	$1,357,839
6/30/22	$1,244,159	$1,107,692	$1,266,932
7/31/22	$1,322,601	$1,135,906	$1,339,375
8/31/22	$1,293,935	$1,106,252	$1,312,199
9/30/22	$1,247,502	$1,070,739	$1,260,367
10/31/22	$1,283,047	$1,067,074	$1,292,935
11/30/22	$1,316,251	$1,094,267	$1,323,824
12/31/22	$1,310,166	$1,081,352	$1,315,338
1/31/23	$1,359,865	$1,106,259	$1,365,242
2/28/23	$1,348,830	$1,088,614	$1,353,023
3/31/23	$1,360,377	$1,112,753	$1,363,008
4/30/23	$1,371,368	$1,118,482	$1,375,098
5/31/23	$1,363,711	$1,114,079	$1,368,745
6/30/23	$1,382,573	$1,113,414	$1,387,086
7/31/23	$1,403,502	$1,113,774	$1,406,880
8/31/23	$1,405,653	$1,112,375	$1,411,452
9/30/23	$1,393,254	$1,093,192	$1,401,134
10/31/23	$1,377,353	$1,085,430	$1,387,810
11/30/23	$1,440,303	$1,122,750	$1,445,903
12/31/23	$1,492,166	$1,158,631	$1,496,597
1/31/24	$1,496,183	$1,156,360	$1,500,548
2/29/24	$1,502,083	$1,148,426	$1,505,905
3/31/24	$1,518,533	$1,158,782	$1,521,084
4/30/24	$1,507,930	$1,140,124	$1,509,874
5/31/24	$1,526,523	$1,150,213	$1,526,845
6/30/24	$1,538,966	$1,160,193	$1,540,358
7/31/24	$1,567,766	$1,182,607	$1,568,346
8/31/24	$1,593,913	$1,195,560	$1,592,059
9/30/24	$1,614,766	$1,209,433	$1,616,242
10/31/24	$1,607,437	$1,193,067	$1,612,380
11/30/24	$1,623,105	$1,207,238	$1,628,681
12/31/24	$1,621,204	$1,197,974	$1,626,303
1/31/25	$1,637,386	$1,202,615	$1,646,437
2/28/25	$1,650,749	$1,217,096	$1,659,048
3/31/25	$1,635,943	$1,212,017	$1,642,408

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.73%	7.39%	5.05%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 449,075,000
Holdings Count | Holding	935
Advisory Fees Paid, Amount	$ 1,112,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000091648
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	Institutional Class
Trading Symbol	PHSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,010,056	$994,409	$1,010,160
5/31/15	$1,014,124	$990,287	$1,012,847
6/30/15	$999,454	$978,046	$996,935
7/31/15	$1,001,004	$987,733	$995,031
8/31/15	$987,718	$985,063	$979,916
9/30/15	$960,405	$990,905	$956,702
10/31/15	$989,180	$994,119	$982,380
11/30/15	$967,614	$994,576	$967,075
12/31/15	$949,782	$991,885	$944,406
1/31/16	$937,558	$1,006,395	$930,448
2/29/16	$936,285	$1,016,068	$932,281
3/31/16	$978,031	$1,024,433	$972,379
4/30/16	$1,006,423	$1,026,173	$1,006,392
5/31/16	$1,011,361	$1,030,510	$1,012,682
6/30/16	$1,016,588	$1,050,127	$1,020,156
7/31/16	$1,042,265	$1,056,401	$1,045,946
8/31/16	$1,065,960	$1,055,863	$1,068,663
9/30/16	$1,070,495	$1,055,737	$1,073,077
10/31/16	$1,072,219	$1,045,500	$1,077,841
11/30/16	$1,068,894	$1,028,232	$1,073,013
12/31/16	$1,093,158	$1,031,050	$1,094,162
1/31/17	$1,108,085	$1,027,295	$1,108,003
2/28/17	$1,126,820	$1,036,089	$1,124,346
3/31/17	$1,124,555	$1,035,611	$1,123,098
4/30/17	$1,139,610	$1,042,634	$1,136,081
5/31/17	$1,151,852	$1,048,720	$1,146,806
6/30/17	$1,153,407	$1,045,784	$1,149,076
7/31/17	$1,167,501	$1,049,222	$1,162,164
8/31/17	$1,167,266	$1,058,784	$1,163,094
9/30/17	$1,176,255	$1,053,896	$1,172,922
10/31/17	$1,180,285	$1,058,341	$1,179,784
11/30/17	$1,176,378	$1,059,981	$1,176,787
12/31/17	$1,181,027	$1,062,350	$1,179,894
1/31/18	$1,188,732	$1,054,766	$1,187,351
2/28/18	$1,178,875	$1,052,388	$1,177,543
3/31/18	$1,171,222	$1,061,113	$1,171,950
4/30/18	$1,178,979	$1,057,165	$1,180,048
5/31/18	$1,176,410	$1,061,115	$1,177,134
6/30/18	$1,179,913	$1,063,093	$1,179,688
7/31/18	$1,194,069	$1,063,384	$1,194,351
8/31/18	$1,202,920	$1,066,652	$1,201,505
9/30/18	$1,209,647	$1,062,572	$1,208,126
10/31/18	$1,188,497	$1,060,496	$1,190,197
11/30/18	$1,176,384	$1,065,684	$1,176,938
12/31/18	$1,149,753	$1,081,078	$1,156,542
1/31/19	$1,203,169	$1,092,528	$1,203,983
2/28/19	$1,223,178	$1,093,841	$1,225,354
3/31/19	$1,234,049	$1,113,432	$1,238,661
4/30/19	$1,256,273	$1,114,096	$1,256,659
5/31/19	$1,235,532	$1,130,127	$1,241,730
6/30/19	$1,264,081	$1,145,973	$1,272,786
7/31/19	$1,269,992	$1,154,991	$1,280,779
8/31/19	$1,275,114	$1,181,184	$1,287,490
9/30/19	$1,281,899	$1,175,711	$1,290,941
10/31/19	$1,283,902	$1,173,681	$1,293,910
11/30/19	$1,288,801	$1,172,304	$1,299,797
12/31/19	$1,320,039	$1,169,901	$1,324,610
1/31/20	$1,318,401	$1,191,013	$1,326,134
2/29/20	$1,296,376	$1,205,590	$1,305,618
3/31/20	$1,153,573	$1,186,827	$1,148,069
4/30/20	$1,199,130	$1,206,040	$1,198,102
5/31/20	$1,247,859	$1,209,459	$1,247,643
6/30/20	$1,255,912	$1,215,495	$1,263,202
7/31/20	$1,309,270	$1,228,777	$1,314,753
8/31/20	$1,325,423	$1,219,873	$1,329,439
9/30/20	$1,311,349	$1,224,329	$1,317,434
10/31/20	$1,315,366	$1,224,418	$1,323,033
11/30/20	$1,377,550	$1,231,405	$1,377,238
12/31/20	$1,402,756	$1,235,188	$1,399,852
1/31/21	$1,404,638	$1,228,563	$1,405,969
2/28/21	$1,412,575	$1,209,452	$1,412,099
3/31/21	$1,416,275	$1,204,687	$1,416,067
4/30/21	$1,430,415	$1,207,836	$1,430,341
5/31/21	$1,431,209	$1,210,532	$1,434,361
6/30/21	$1,447,870	$1,216,436	$1,450,927
7/31/21	$1,451,839	$1,231,555	$1,456,441
8/31/21	$1,459,746	$1,229,087	$1,463,723
9/30/21	$1,457,594	$1,217,483	$1,463,972
10/31/21	$1,452,403	$1,214,299	$1,459,770
11/30/21	$1,438,577	$1,222,961	$1,447,041
12/31/21	$1,468,278	$1,218,001	$1,470,657
1/31/22	$1,427,734	$1,198,865	$1,435,788
2/28/22	$1,412,697	$1,182,918	$1,415,500
3/31/22	$1,407,977	$1,157,419	$1,406,639
4/30/22	$1,354,294	$1,126,312	$1,359,784
5/31/22	$1,353,628	$1,124,762	$1,357,839
6/30/22	$1,257,457	$1,107,692	$1,266,932
7/31/22	$1,336,902	$1,135,906	$1,339,375
8/31/22	$1,308,093	$1,106,252	$1,312,199
9/30/22	$1,261,320	$1,070,739	$1,260,367
10/31/22	$1,297,410	$1,067,074	$1,292,935
11/30/22	$1,331,145	$1,094,267	$1,323,824
12/31/22	$1,325,201	$1,081,352	$1,315,338
1/31/23	$1,375,634	$1,106,259	$1,365,242
2/28/23	$1,364,632	$1,088,614	$1,353,023
3/31/23	$1,376,496	$1,112,753	$1,363,008
4/30/23	$1,387,762	$1,118,482	$1,375,098
5/31/23	$1,380,187	$1,114,079	$1,368,745
6/30/23	$1,399,463	$1,113,414	$1,387,086
7/31/23	$1,420,815	$1,113,774	$1,406,880
8/31/23	$1,423,315	$1,112,375	$1,411,452
9/30/23	$1,410,955	$1,093,192	$1,401,134
10/31/23	$1,395,024	$1,085,430	$1,387,810
11/30/23	$1,458,957	$1,122,750	$1,445,903
12/31/23	$1,511,687	$1,158,631	$1,496,597
1/31/24	$1,515,942	$1,156,360	$1,500,548
2/29/24	$1,522,101	$1,148,426	$1,505,905
3/31/24	$1,538,964	$1,158,782	$1,521,084
4/30/24	$1,528,415	$1,140,124	$1,509,874
5/31/24	$1,547,471	$1,150,213	$1,526,845
6/30/24	$1,560,264	$1,160,193	$1,540,358
7/31/24	$1,589,663	$1,182,607	$1,568,346
8/31/24	$1,616,391	$1,195,560	$1,592,059
9/30/24	$1,637,727	$1,209,433	$1,616,242
10/31/24	$1,630,502	$1,193,067	$1,612,380
11/30/24	$1,646,602	$1,207,238	$1,628,681
12/31/24	$1,644,883	$1,197,974	$1,626,303
1/31/25	$1,661,516	$1,202,615	$1,646,437
2/28/25	$1,675,270	$1,217,096	$1,659,048
3/31/25	$1,660,444	$1,212,017	$1,642,408

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.89%	7.56%	5.20%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 449,075,000
Holdings Count | Holding	935
Advisory Fees Paid, Amount	$ 1,112,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000091649
Shareholder Report [Line Items]
Fund Name	PIMCO High Yield Spectrum Fund
Class Name	I-2
Trading Symbol	PHSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO High Yield Spectrum Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically overweight exposure to a telecommunications equipment provider, contributed to performance, as spreads tightened.

  Security selection within the paper and packaging sector, specifically underweight exposure to a glass and metal packaging company, contributed to performance, as spreads widened.

  Security selection within the transportation sector, specifically overweight exposure to a domestic low-cost airline carrier, contributed to performance, as spreads tightened amid a debt restructuring.

  Security selection within the healthcare sector, specifically exposure to restructure equity of a healthcare services company, detracted from performance, as prices fell.

  Underweight exposure to the wirelines sector detracted from performance, as the sector outperformed.

  Security selection within the healthcare sector, specifically underweight exposure to a pharmaceutical manufacturer, detracted from performance, as spreads tightened.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,009,974	$994,409	$1,010,160
5/31/15	$1,013,957	$990,287	$1,012,847
6/30/15	$999,207	$978,046	$996,935
7/31/15	$1,000,667	$987,733	$995,031
8/31/15	$987,307	$985,063	$979,916
9/30/15	$959,925	$990,905	$956,702
10/31/15	$988,600	$994,119	$982,380
11/30/15	$966,971	$994,576	$967,075
12/31/15	$949,063	$991,885	$944,406
1/31/16	$936,798	$1,006,395	$930,448
2/29/16	$935,454	$1,016,068	$932,281
3/31/16	$977,080	$1,024,433	$972,379
4/30/16	$1,005,363	$1,026,173	$1,006,392
5/31/16	$1,010,214	$1,030,510	$1,012,682
6/30/16	$1,015,351	$1,050,127	$1,020,156
7/31/16	$1,040,905	$1,056,401	$1,045,946
8/31/16	$1,064,480	$1,055,863	$1,068,663
9/30/16	$1,068,916	$1,055,737	$1,073,077
10/31/16	$1,070,552	$1,045,500	$1,077,841
11/30/16	$1,067,173	$1,028,232	$1,073,013
12/31/16	$1,091,301	$1,031,050	$1,094,162
1/31/17	$1,106,113	$1,027,295	$1,108,003
2/28/17	$1,124,729	$1,036,089	$1,124,346
3/31/17	$1,122,370	$1,035,611	$1,123,098
4/30/17	$1,137,313	$1,042,634	$1,136,081
5/31/17	$1,149,433	$1,048,720	$1,146,806
6/30/17	$1,150,885	$1,045,784	$1,149,076
7/31/17	$1,164,861	$1,049,222	$1,162,164
8/31/17	$1,164,531	$1,058,784	$1,163,094
9/30/17	$1,173,402	$1,053,896	$1,172,922
10/31/17	$1,177,325	$1,058,341	$1,179,784
11/30/17	$1,173,332	$1,059,981	$1,176,787
12/31/17	$1,177,868	$1,062,350	$1,179,894
1/31/18	$1,185,454	$1,054,766	$1,187,351
2/28/18	$1,175,537	$1,052,388	$1,177,543
3/31/18	$1,167,805	$1,061,113	$1,171,950
4/30/18	$1,175,445	$1,057,165	$1,180,048
5/31/18	$1,172,785	$1,061,115	$1,177,134
6/30/18	$1,176,178	$1,063,093	$1,179,688
7/31/18	$1,190,193	$1,063,384	$1,194,351
8/31/18	$1,198,903	$1,066,652	$1,201,505
9/30/18	$1,205,521	$1,062,572	$1,208,126
10/31/18	$1,184,343	$1,060,496	$1,190,197
11/30/18	$1,172,175	$1,065,684	$1,176,938
12/31/18	$1,145,543	$1,081,078	$1,156,542
1/31/19	$1,198,665	$1,092,528	$1,203,983
2/28/19	$1,218,508	$1,093,841	$1,225,354
3/31/19	$1,229,235	$1,113,432	$1,238,661
4/30/19	$1,251,269	$1,114,096	$1,256,659
5/31/19	$1,230,506	$1,130,127	$1,241,730
6/30/19	$1,258,846	$1,145,973	$1,272,786
7/31/19	$1,264,625	$1,154,991	$1,280,779
8/31/19	$1,269,611	$1,181,184	$1,287,490
9/30/19	$1,276,269	$1,175,711	$1,290,941
10/31/19	$1,278,154	$1,173,681	$1,293,910
11/30/19	$1,282,925	$1,172,304	$1,299,797
12/31/19	$1,313,909	$1,169,901	$1,324,610
1/31/20	$1,312,182	$1,191,013	$1,326,134
2/29/20	$1,290,166	$1,205,590	$1,305,618
3/31/20	$1,147,948	$1,186,827	$1,148,069
4/30/20	$1,193,188	$1,206,040	$1,198,102
5/31/20	$1,241,573	$1,209,459	$1,247,643
6/30/20	$1,249,485	$1,215,495	$1,263,202
7/31/20	$1,302,455	$1,228,777	$1,314,753
8/31/20	$1,318,420	$1,219,873	$1,329,439
9/30/20	$1,304,315	$1,224,329	$1,317,434
10/31/20	$1,308,193	$1,224,418	$1,323,033
11/30/20	$1,369,931	$1,231,405	$1,377,238
12/31/20	$1,394,868	$1,235,188	$1,399,852
1/31/21	$1,396,632	$1,228,563	$1,405,969
2/28/21	$1,404,418	$1,209,452	$1,412,099
3/31/21	$1,407,977	$1,204,687	$1,416,067
4/30/21	$1,421,909	$1,207,836	$1,430,341
5/31/21	$1,422,587	$1,210,532	$1,434,361
6/30/21	$1,439,029	$1,216,436	$1,450,927
7/31/21	$1,442,850	$1,231,555	$1,456,441
8/31/21	$1,450,587	$1,229,087	$1,463,723
9/30/21	$1,448,326	$1,217,483	$1,463,972
10/31/21	$1,443,042	$1,214,299	$1,459,770
11/30/21	$1,429,186	$1,222,961	$1,447,041
12/31/21	$1,458,567	$1,218,001	$1,470,657
1/31/22	$1,418,182	$1,198,865	$1,435,788
2/28/22	$1,403,140	$1,182,918	$1,415,500
3/31/22	$1,398,326	$1,157,419	$1,406,639
4/30/22	$1,344,897	$1,126,312	$1,359,784
5/31/22	$1,344,127	$1,124,762	$1,357,839
6/30/22	$1,248,526	$1,107,692	$1,266,932
7/31/22	$1,327,291	$1,135,906	$1,339,375
8/31/22	$1,298,580	$1,106,252	$1,312,199
9/30/22	$1,252,037	$1,070,739	$1,260,367
10/31/22	$1,287,761	$1,067,074	$1,292,935
11/30/22	$1,321,142	$1,094,267	$1,323,824
12/31/22	$1,315,125	$1,081,352	$1,315,338
1/31/23	$1,365,068	$1,106,259	$1,365,242
2/28/23	$1,354,049	$1,088,614	$1,353,023
3/31/23	$1,365,702	$1,112,753	$1,363,008
4/30/23	$1,376,773	$1,118,482	$1,375,098
5/31/23	$1,369,144	$1,114,079	$1,368,745
6/30/23	$1,388,140	$1,113,414	$1,387,086
7/31/23	$1,409,209	$1,113,774	$1,406,880
8/31/23	$1,411,569	$1,112,375	$1,411,452
9/30/23	$1,399,191	$1,093,192	$1,401,134
10/31/23	$1,383,279	$1,085,430	$1,387,810
11/30/23	$1,446,556	$1,122,750	$1,445,903
12/31/23	$1,498,710	$1,158,631	$1,496,597
1/31/24	$1,502,806	$1,156,360	$1,500,548
2/29/24	$1,508,792	$1,148,426	$1,505,905
3/31/24	$1,525,381	$1,158,782	$1,521,084
4/30/24	$1,514,802	$1,140,124	$1,509,874
5/31/24	$1,533,549	$1,150,213	$1,526,845
6/30/24	$1,546,110	$1,160,193	$1,540,358
7/31/24	$1,575,109	$1,182,607	$1,568,346
8/31/24	$1,601,449	$1,195,560	$1,592,059
9/30/24	$1,622,380	$1,209,433	$1,616,242
10/31/24	$1,615,085	$1,193,067	$1,612,380
11/30/24	$1,630,896	$1,207,238	$1,628,681
12/31/24	$1,629,058	$1,197,974	$1,626,303
1/31/25	$1,645,389	$1,202,615	$1,646,437
2/28/25	$1,658,877	$1,217,096	$1,659,048
3/31/25	$1,644,064	$1,212,017	$1,642,408

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.78%	7.45%	5.10%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.94%
ICE BofA Developed Markets High Yield Constrained (USD Hedged) Index	7.98%	7.42%	5.09%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 449,075,000
Holdings Count | Holding	935
Advisory Fees Paid, Amount	$ 1,112,000
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$449,075
# of Portfolio Holdings	935
Portfolio Turnover Rate	60%
Total Net Advisory Fees Paid During the Reporting Period	$1,112
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	77.1%
Loan Participations and Assignments	7.5%
U.S. Treasury Obligations	7.4%
Sovereign Issues	6.3%
Common Stocks	0.6%
Convertible Bonds & Notes	0.2%
Other Investments	0.2%
Short-Term Instruments	0.2%
Affiliated Investments	0.6%
Financial Derivative Instruments	(0.6%)
Other Assets and Liabilities, Net	0.5%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000046098
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class A
Trading Symbol	PONAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$97	0.94%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$9,627	$10,000
4/30/15	$9,706	$9,964
5/31/15	$9,777	$9,940
6/30/15	$9,716	$9,832
7/31/15	$9,764	$9,900
8/31/15	$9,686	$9,886
9/30/15	$9,623	$9,953
10/31/15	$9,752	$9,954
11/30/15	$9,753	$9,928
12/31/15	$9,664	$9,896
1/31/16	$9,690	$10,032
2/29/16	$9,642	$10,103
3/31/16	$9,826	$10,196
4/30/16	$9,936	$10,235
5/31/16	$10,004	$10,238
6/30/16	$10,056	$10,422
7/31/16	$10,176	$10,488
8/31/16	$10,245	$10,476
9/30/16	$10,332	$10,470
10/31/16	$10,376	$10,389
11/30/16	$10,360	$10,144
12/31/16	$10,465	$10,158
1/31/17	$10,553	$10,178
2/28/17	$10,677	$10,246
3/31/17	$10,757	$10,241
4/30/17	$10,828	$10,320
5/31/17	$10,935	$10,399
6/30/17	$10,990	$10,389
7/31/17	$11,053	$10,434
8/31/17	$11,153	$10,527
9/30/17	$11,208	$10,477
10/31/17	$11,263	$10,483
11/30/17	$11,292	$10,470
12/31/17	$11,320	$10,518
1/31/18	$11,285	$10,397
2/28/18	$11,231	$10,298
3/31/18	$11,279	$10,364
4/30/18	$11,225	$10,287
5/31/18	$11,217	$10,360
6/30/18	$11,218	$10,348
7/31/18	$11,276	$10,350
8/31/18	$11,254	$10,417
9/30/18	$11,269	$10,350
10/31/18	$11,252	$10,268
11/30/18	$11,253	$10,329
12/31/18	$11,341	$10,519
1/31/19	$11,525	$10,631
2/28/19	$11,574	$10,625
3/31/19	$11,673	$10,829
4/30/19	$11,771	$10,831
5/31/19	$11,822	$11,024
6/30/19	$11,939	$11,162
7/31/19	$11,970	$11,187
8/31/19	$11,833	$11,476
9/30/19	$11,914	$11,415
10/31/19	$11,995	$11,450
11/30/19	$12,047	$11,444
12/31/19	$12,203	$11,436
1/31/20	$12,296	$11,656
2/29/20	$12,236	$11,866
3/31/20	$11,257	$11,796
4/30/20	$11,505	$12,006
5/31/20	$11,765	$12,062
6/30/20	$11,974	$12,137
7/31/20	$12,142	$12,319
8/31/20	$12,316	$12,219
9/30/20	$12,322	$12,213
10/31/20	$12,350	$12,158
11/30/20	$12,673	$12,277
12/31/20	$12,859	$12,294
1/31/21	$12,897	$12,206
2/28/21	$12,840	$12,030
3/31/21	$12,825	$11,880
4/30/21	$12,960	$11,974
5/31/21	$13,031	$12,013
6/30/21	$13,070	$12,097
7/31/21	$13,109	$12,232
8/31/21	$13,137	$12,209
9/30/21	$13,132	$12,103
10/31/21	$13,073	$12,100
11/30/21	$13,003	$12,136
12/31/21	$13,142	$12,105
1/31/22	$13,005	$11,844
2/28/22	$12,681	$11,712
3/31/22	$12,577	$11,386
4/30/22	$12,239	$10,954
5/31/22	$12,313	$11,025
6/30/22	$11,913	$10,852
7/31/22	$12,287	$11,117
8/31/22	$12,143	$10,803
9/30/22	$11,680	$10,336
10/31/22	$11,705	$10,202
11/30/22	$12,095	$10,578
12/31/22	$12,067	$10,530
1/31/23	$12,476	$10,854
2/28/23	$12,232	$10,573
3/31/23	$12,375	$10,842
4/30/23	$12,424	$10,908
5/31/23	$12,379	$10,789
6/30/23	$12,500	$10,750
7/31/23	$12,646	$10,743
8/31/23	$12,599	$10,674
9/30/23	$12,419	$10,403
10/31/23	$12,263	$10,239
11/30/23	$12,743	$10,702
12/31/23	$13,139	$11,112
1/31/24	$13,215	$11,082
2/29/24	$13,142	$10,925
3/31/24	$13,306	$11,026
4/30/24	$13,069	$10,747
5/31/24	$13,298	$10,930
6/30/24	$13,351	$11,033
7/31/24	$13,659	$11,291
8/31/24	$13,763	$11,453
9/30/24	$13,945	$11,606
10/31/24	$13,714	$11,319
11/30/24	$13,911	$11,438
12/31/24	$13,795	$11,251
1/31/25	$13,955	$11,311
2/28/25	$14,207	$11,560
3/31/25	$14,235	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	6.98%	4.81%	3.99%
Class A (including sales charge)	3.00%	4.00%	3.59%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,157,617,000
Holdings Count | Holding	10,260
Advisory Fees Paid, Amount	$ 411,034,000
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000046103
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Administrative Class
Trading Symbol	PIINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,298	$996,412
5/31/15	$1,015,822	$994,012
6/30/15	$1,009,552	$983,174
7/31/15	$1,014,689	$990,008
8/31/15	$1,006,724	$988,586
9/30/15	$1,000,372	$995,273
10/31/15	$1,013,851	$995,439
11/30/15	$1,014,092	$992,809
12/31/15	$1,004,977	$989,601
1/31/16	$1,007,813	$1,003,219
2/29/16	$1,002,916	$1,010,335
3/31/16	$1,022,205	$1,019,605
4/30/16	$1,033,764	$1,023,519
5/31/16	$1,041,014	$1,023,781
6/30/16	$1,046,543	$1,042,177
7/31/16	$1,059,138	$1,048,765
8/31/16	$1,066,485	$1,047,566
9/30/16	$1,075,640	$1,046,952
10/31/16	$1,080,376	$1,038,944
11/30/16	$1,078,863	$1,014,369
12/31/16	$1,089,939	$1,015,800
1/31/17	$1,099,257	$1,017,793
2/28/17	$1,112,246	$1,024,634
3/31/17	$1,120,725	$1,024,097
4/30/17	$1,128,325	$1,032,000
5/31/17	$1,139,636	$1,039,943
6/30/17	$1,145,454	$1,038,896
7/31/17	$1,152,225	$1,043,367
8/31/17	$1,162,750	$1,052,726
9/30/17	$1,168,644	$1,047,712
10/31/17	$1,174,553	$1,048,319
11/30/17	$1,177,656	$1,046,973
12/31/17	$1,180,773	$1,051,778
1/31/18	$1,177,244	$1,039,665
2/28/18	$1,171,787	$1,029,809
3/31/18	$1,176,864	$1,036,414
4/30/18	$1,171,361	$1,028,705
5/31/18	$1,170,683	$1,036,047
6/30/18	$1,170,975	$1,034,773
7/31/18	$1,177,127	$1,035,019
8/31/18	$1,174,999	$1,041,679
9/30/18	$1,176,743	$1,034,971
10/31/18	$1,175,063	$1,026,792
11/30/18	$1,175,363	$1,032,921
12/31/18	$1,184,654	$1,051,898
1/31/19	$1,204,018	$1,063,068
2/28/19	$1,209,362	$1,062,452
3/31/19	$1,219,787	$1,082,853
4/30/19	$1,230,258	$1,083,130
5/31/19	$1,235,670	$1,102,358
6/30/19	$1,248,088	$1,116,201
7/31/19	$1,251,483	$1,118,657
8/31/19	$1,237,311	$1,147,643
9/30/19	$1,245,936	$1,141,531
10/31/19	$1,254,598	$1,144,969
11/30/19	$1,260,154	$1,144,386
12/31/19	$1,276,667	$1,143,588
1/31/20	$1,286,527	$1,165,596
2/29/20	$1,280,454	$1,186,575
3/31/20	$1,178,082	$1,179,592
4/30/20	$1,204,225	$1,200,561
5/31/20	$1,231,569	$1,206,151
6/30/20	$1,253,612	$1,213,749
7/31/20	$1,271,392	$1,231,878
8/31/20	$1,289,744	$1,221,935
9/30/20	$1,290,574	$1,221,265
10/31/20	$1,293,612	$1,215,812
11/30/20	$1,327,617	$1,227,742
12/31/20	$1,347,305	$1,229,433
1/31/21	$1,351,475	$1,220,618
2/28/21	$1,345,614	$1,202,992
3/31/21	$1,344,214	$1,187,971
4/30/21	$1,358,534	$1,197,356
5/31/21	$1,366,136	$1,201,268
6/30/21	$1,370,371	$1,209,708
7/31/21	$1,374,620	$1,223,233
8/31/21	$1,377,744	$1,220,905
9/30/21	$1,377,457	$1,210,334
10/31/21	$1,371,449	$1,210,000
11/30/21	$1,364,276	$1,213,580
12/31/21	$1,378,959	$1,210,475
1/31/22	$1,364,812	$1,184,396
2/28/22	$1,330,930	$1,171,183
3/31/22	$1,320,188	$1,138,645
4/30/22	$1,284,925	$1,095,436
5/31/22	$1,292,849	$1,102,499
6/30/22	$1,251,011	$1,085,203
7/31/22	$1,290,367	$1,111,719
8/31/22	$1,275,420	$1,080,306
9/30/22	$1,227,014	$1,033,630
10/31/22	$1,229,745	$1,020,242
11/30/22	$1,270,920	$1,057,762
12/31/22	$1,268,059	$1,052,991
1/31/23	$1,311,288	$1,085,385
2/28/23	$1,285,775	$1,057,322
3/31/23	$1,300,977	$1,084,180
4/30/23	$1,306,304	$1,090,751
5/31/23	$1,301,657	$1,078,874
6/30/23	$1,314,580	$1,075,027
7/31/23	$1,330,092	$1,074,277
8/31/23	$1,325,373	$1,067,415
9/30/23	$1,306,601	$1,040,290
10/31/23	$1,290,301	$1,023,873
11/30/23	$1,340,948	$1,070,241
12/31/23	$1,382,775	$1,111,209
1/31/24	$1,390,951	$1,108,157
2/29/24	$1,383,465	$1,092,501
3/31/24	$1,400,930	$1,102,589
4/30/24	$1,376,188	$1,074,739
5/31/24	$1,400,475	$1,092,959
6/30/24	$1,406,191	$1,103,307
7/31/24	$1,438,771	$1,129,077
8/31/24	$1,449,935	$1,145,301
9/30/24	$1,469,281	$1,160,636
10/31/24	$1,445,145	$1,131,854
11/30/24	$1,466,056	$1,143,821
12/31/24	$1,454,061	$1,125,101
1/31/25	$1,471,035	$1,131,070
2/28/25	$1,497,815	$1,155,956
3/31/25	$1,500,994	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	7.14%	4.96%	4.14%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,157,617,000
Holdings Count | Holding	10,260
Advisory Fees Paid, Amount	$ 411,034,000
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000046099
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class C
Trading Symbol	PONCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$174	1.69%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$10,075	$9,964
5/31/15	$10,143	$9,940
6/30/15	$10,072	$9,832
7/31/15	$10,116	$9,900
8/31/15	$10,028	$9,886
9/30/15	$9,957	$9,953
10/31/15	$10,084	$9,954
11/30/15	$10,078	$9,928
12/31/15	$9,979	$9,896
1/31/16	$10,000	$10,032
2/29/16	$9,944	$10,103
3/31/16	$10,128	$10,196
4/30/16	$10,235	$10,235
5/31/16	$10,299	$10,238
6/30/16	$10,346	$10,422
7/31/16	$10,463	$10,488
8/31/16	$10,528	$10,476
9/30/16	$10,610	$10,470
10/31/16	$10,649	$10,389
11/30/16	$10,627	$10,144
12/31/16	$10,728	$10,158
1/31/17	$10,812	$10,178
2/28/17	$10,932	$10,246
3/31/17	$11,007	$10,241
4/30/17	$11,073	$10,320
5/31/17	$11,176	$10,399
6/30/17	$11,225	$10,389
7/31/17	$11,283	$10,434
8/31/17	$11,377	$10,527
9/30/17	$11,427	$10,477
10/31/17	$11,476	$10,483
11/30/17	$11,498	$10,470
12/31/17	$11,519	$10,518
1/31/18	$11,476	$10,397
2/28/18	$11,414	$10,298
3/31/18	$11,455	$10,364
4/30/18	$11,393	$10,287
5/31/18	$11,378	$10,360
6/30/18	$11,372	$10,348
7/31/18	$11,423	$10,350
8/31/18	$11,393	$10,417
9/30/18	$11,402	$10,350
10/31/18	$11,377	$10,268
11/30/18	$11,371	$10,329
12/31/18	$11,453	$10,519
1/31/19	$11,631	$10,631
2/28/19	$11,674	$10,625
3/31/19	$11,766	$10,829
4/30/19	$11,859	$10,831
5/31/19	$11,902	$11,024
6/30/19	$12,013	$11,162
7/31/19	$12,037	$11,187
8/31/19	$11,891	$11,476
9/30/19	$11,965	$11,415
10/31/19	$12,039	$11,450
11/30/19	$12,084	$11,444
12/31/19	$12,233	$11,436
1/31/20	$12,318	$11,656
2/29/20	$12,251	$11,866
3/31/20	$11,262	$11,796
4/30/20	$11,504	$12,006
5/31/20	$11,756	$12,062
6/30/20	$11,958	$12,137
7/31/20	$12,118	$12,319
8/31/20	$12,284	$12,219
9/30/20	$12,283	$12,213
10/31/20	$12,303	$12,158
11/30/20	$12,617	$12,277
12/31/20	$12,795	$12,294
1/31/21	$12,825	$12,206
2/28/21	$12,759	$12,030
3/31/21	$12,736	$11,880
4/30/21	$12,863	$11,974
5/31/21	$12,925	$12,013
6/30/21	$12,955	$12,097
7/31/21	$12,986	$12,232
8/31/21	$13,006	$12,209
9/30/21	$12,993	$12,103
10/31/21	$12,927	$12,100
11/30/21	$12,849	$12,136
12/31/21	$12,978	$12,105
1/31/22	$12,835	$11,844
2/28/22	$12,507	$11,712
3/31/22	$12,396	$11,386
4/30/22	$12,056	$10,954
5/31/22	$12,121	$11,025
6/30/22	$11,720	$10,852
7/31/22	$12,080	$11,117
8/31/22	$11,931	$10,803
9/30/22	$11,469	$10,336
10/31/22	$11,486	$10,202
11/30/22	$11,862	$10,578
12/31/22	$11,826	$10,530
1/31/23	$12,221	$10,854
2/28/23	$11,974	$10,573
3/31/23	$12,106	$10,842
4/30/23	$12,147	$10,908
5/31/23	$12,094	$10,789
6/30/23	$12,206	$10,750
7/31/23	$12,352	$10,743
8/31/23	$12,287	$10,674
9/30/23	$12,104	$10,403
10/31/23	$11,944	$10,239
11/30/23	$12,404	$10,702
12/31/23	$12,781	$11,112
1/31/24	$12,847	$11,082
2/29/24	$12,769	$10,925
3/31/24	$12,920	$11,026
4/30/24	$12,682	$10,747
5/31/24	$12,897	$10,930
6/30/24	$12,940	$11,033
7/31/24	$13,230	$11,291
8/31/24	$13,322	$11,453
9/30/24	$13,490	$11,606
10/31/24	$13,258	$11,319
11/30/24	$13,440	$11,438
12/31/24	$13,320	$11,251
1/31/25	$13,466	$11,311
2/28/25	$13,701	$11,560
3/31/25	$13,720	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.19%	4.03%	3.21%
Class C (including sales charge)	5.19%	4.03%	3.21%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,157,617,000
Holdings Count | Holding	10,260
Advisory Fees Paid, Amount	$ 411,034,000
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200460
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	I-3
Trading Symbol	PIPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,326	$996,412
5/31/15	$1,015,872	$994,012
6/30/15	$1,009,630	$983,174
7/31/15	$1,014,792	$990,008
8/31/15	$1,006,851	$988,586
9/30/15	$1,000,532	$995,273
10/31/15	$1,014,040	$995,439
11/30/15	$1,014,314	$992,809
12/31/15	$1,005,225	$989,601
1/31/16	$1,008,080	$1,003,219
2/29/16	$1,003,215	$1,010,335
3/31/16	$1,022,528	$1,019,605
4/30/16	$1,034,115	$1,023,519
5/31/16	$1,041,384	$1,023,781
6/30/16	$1,046,938	$1,042,177
7/31/16	$1,059,553	$1,048,765
8/31/16	$1,066,917	$1,047,566
9/30/16	$1,076,097	$1,046,952
10/31/16	$1,080,848	$1,038,944
11/30/16	$1,079,355	$1,014,369
12/31/16	$1,090,451	$1,015,800
1/31/17	$1,099,786	$1,017,793
2/28/17	$1,112,814	$1,024,634
3/31/17	$1,121,317	$1,024,097
4/30/17	$1,128,946	$1,032,000
5/31/17	$1,140,282	$1,039,943
6/30/17	$1,146,128	$1,038,896
7/31/17	$1,152,920	$1,043,367
8/31/17	$1,163,470	$1,052,726
9/30/17	$1,169,390	$1,047,712
10/31/17	$1,175,396	$1,048,319
11/30/17	$1,178,603	$1,046,973
12/31/17	$1,181,819	$1,051,778
1/31/18	$1,178,383	$1,039,665
2/28/18	$1,173,036	$1,029,809
3/31/18	$1,178,219	$1,036,414
4/30/18	$1,172,645	$1,028,705
5/31/18	$1,172,063	$1,036,047
6/30/18	$1,172,453	$1,034,773
7/31/18	$1,178,711	$1,035,019
8/31/18	$1,176,687	$1,041,679
9/30/18	$1,178,524	$1,034,971
10/31/18	$1,176,939	$1,026,792
11/30/18	$1,177,338	$1,032,921
12/31/18	$1,186,743	$1,051,898
1/31/19	$1,206,239	$1,063,068
2/28/19	$1,211,692	$1,062,452
3/31/19	$1,222,238	$1,082,853
4/30/19	$1,232,832	$1,083,130
5/31/19	$1,238,358	$1,102,358
6/30/19	$1,250,902	$1,116,201
7/31/19	$1,254,409	$1,118,657
8/31/19	$1,240,309	$1,147,643
9/30/19	$1,249,057	$1,141,531
10/31/19	$1,257,846	$1,144,969
11/30/19	$1,263,520	$1,144,386
12/31/19	$1,280,181	$1,143,588
1/31/20	$1,290,175	$1,165,596
2/29/20	$1,284,193	$1,186,575
3/31/20	$1,181,629	$1,179,592
4/30/20	$1,207,950	$1,200,561
5/31/20	$1,235,479	$1,206,151
6/30/20	$1,257,694	$1,213,749
7/31/20	$1,275,636	$1,231,878
8/31/20	$1,294,155	$1,221,935
9/30/20	$1,295,095	$1,221,265
10/31/20	$1,298,252	$1,215,812
11/30/20	$1,332,488	$1,227,742
12/31/20	$1,352,358	$1,229,433
1/31/21	$1,356,657	$1,220,618
2/28/21	$1,350,886	$1,202,992
3/31/21	$1,349,594	$1,187,971
4/30/21	$1,364,083	$1,197,356
5/31/21	$1,371,830	$1,201,268
6/30/21	$1,376,197	$1,209,708
7/31/21	$1,380,578	$1,223,233
8/31/21	$1,383,832	$1,220,905
9/30/21	$1,383,659	$1,210,334
10/31/21	$1,377,740	$1,210,000
11/30/21	$1,370,650	$1,213,580
12/31/21	$1,385,515	$1,210,475
1/31/22	$1,371,418	$1,184,396
2/28/22	$1,337,485	$1,171,183
3/31/22	$1,326,803	$1,138,645
4/30/22	$1,291,475	$1,095,436
5/31/22	$1,299,546	$1,102,499
6/30/22	$1,257,599	$1,085,203
7/31/22	$1,297,268	$1,111,719
8/31/22	$1,282,348	$1,080,306
9/30/22	$1,232,590	$1,033,630
10/31/22	$1,236,639	$1,020,242
11/30/22	$1,278,148	$1,057,762
12/31/22	$1,275,376	$1,052,991
1/31/23	$1,318,961	$1,085,385
2/28/23	$1,293,408	$1,057,322
3/31/23	$1,308,807	$1,084,180
4/30/23	$1,314,275	$1,090,751
5/31/23	$1,309,709	$1,078,874
6/30/23	$1,322,820	$1,075,027
7/31/23	$1,339,810	$1,074,277
8/31/23	$1,333,895	$1,067,415
9/30/23	$1,315,113	$1,040,290
10/31/23	$1,298,816	$1,023,873
11/30/23	$1,349,906	$1,070,241
12/31/23	$1,392,125	$1,111,209
1/31/24	$1,400,471	$1,108,157
2/29/24	$1,393,050	$1,092,501
3/31/24	$1,410,753	$1,102,589
4/30/24	$1,385,954	$1,074,739
5/31/24	$1,410,529	$1,092,959
6/30/24	$1,416,404	$1,103,307
7/31/24	$1,449,340	$1,129,077
8/31/24	$1,460,705	$1,145,301
9/30/24	$1,480,316	$1,160,636
10/31/24	$1,456,122	$1,131,854
11/30/24	$1,477,313	$1,143,821
12/31/24	$1,465,349	$1,125,101
1/31/25	$1,482,577	$1,131,070
2/28/25	$1,509,692	$1,155,956
3/31/25	$1,513,021	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.25%	5.07%	4.23%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,157,617,000
Holdings Count | Holding	10,260
Advisory Fees Paid, Amount	$ 411,034,000
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000046102
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Institutional Class
Trading Symbol	PIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,508	$996,412
5/31/15	$1,016,244	$994,012
6/30/15	$1,010,182	$983,174
7/31/15	$1,015,536	$990,008
8/31/15	$1,007,778	$988,586
9/30/15	$1,001,634	$995,273
10/31/15	$1,015,345	$995,439
11/30/15	$1,015,802	$992,809
12/31/15	$1,006,888	$989,601
1/31/16	$1,009,935	$1,003,219
2/29/16	$1,005,235	$1,010,335
3/31/16	$1,024,777	$1,019,605
4/30/16	$1,036,574	$1,023,519
5/31/16	$1,044,053	$1,023,781
6/30/16	$1,049,810	$1,042,177
7/31/16	$1,062,656	$1,048,765
8/31/16	$1,070,240	$1,047,566
9/30/16	$1,079,642	$1,046,952
10/31/16	$1,084,610	$1,038,944
11/30/16	$1,083,306	$1,014,369
12/31/16	$1,094,645	$1,015,800
1/31/17	$1,104,221	$1,017,793
2/28/17	$1,117,488	$1,024,634
3/31/17	$1,126,236	$1,024,097
4/30/17	$1,134,103	$1,032,000
5/31/17	$1,145,703	$1,039,943
6/30/17	$1,151,784	$1,038,896
7/31/17	$1,158,825	$1,043,367
8/31/17	$1,169,645	$1,052,726
9/30/17	$1,175,809	$1,047,712
10/31/17	$1,182,000	$1,048,319
11/30/17	$1,185,370	$1,046,973
12/31/17	$1,188,755	$1,051,778
1/31/18	$1,185,451	$1,039,665
2/28/18	$1,180,207	$1,029,809
3/31/18	$1,185,571	$1,036,414
4/30/18	$1,180,279	$1,028,705
5/31/18	$1,179,840	$1,036,047
6/30/18	$1,180,379	$1,034,773
7/31/18	$1,186,828	$1,035,019
8/31/18	$1,184,953	$1,041,679
9/30/18	$1,186,937	$1,034,971
10/31/18	$1,185,489	$1,026,792
11/30/18	$1,186,041	$1,032,921
12/31/18	$1,195,664	$1,051,898
1/31/19	$1,215,457	$1,063,068
2/28/19	$1,221,102	$1,062,452
3/31/19	$1,231,882	$1,082,853
4/30/19	$1,242,713	$1,083,130
5/31/19	$1,248,436	$1,102,358
6/30/19	$1,261,233	$1,116,201
7/31/19	$1,264,927	$1,118,657
8/31/19	$1,250,867	$1,147,643
9/30/19	$1,259,847	$1,141,531
10/31/19	$1,268,868	$1,144,969
11/30/19	$1,274,751	$1,144,386
12/31/19	$1,291,720	$1,143,588
1/31/20	$1,301,966	$1,165,596
2/29/20	$1,296,092	$1,186,575
3/31/20	$1,192,741	$1,179,592
4/30/20	$1,219,458	$1,200,561
5/31/20	$1,247,401	$1,206,151
6/30/20	$1,269,986	$1,213,749
7/31/20	$1,288,263	$1,231,878
8/31/20	$1,307,126	$1,221,935
9/30/20	$1,308,240	$1,221,265
10/31/20	$1,311,591	$1,215,812
11/30/20	$1,346,343	$1,227,742
12/31/20	$1,366,589	$1,229,433
1/31/21	$1,371,103	$1,220,618
2/28/21	$1,365,442	$1,202,992
3/31/21	$1,364,306	$1,187,971
4/30/21	$1,379,123	$1,197,356
5/31/21	$1,387,128	$1,201,268
6/30/21	$1,391,717	$1,209,708
7/31/21	$1,396,321	$1,223,233
8/31/21	$1,399,786	$1,220,905
9/30/21	$1,399,786	$1,210,334
10/31/21	$1,393,973	$1,210,000
11/30/21	$1,386,974	$1,213,580
12/31/21	$1,402,190	$1,210,475
1/31/22	$1,388,098	$1,184,396
2/28/22	$1,353,925	$1,171,183
3/31/22	$1,343,283	$1,138,645
4/30/22	$1,307,684	$1,095,436
5/31/22	$1,316,021	$1,102,499
6/30/22	$1,273,707	$1,085,203
7/31/22	$1,314,043	$1,111,719
8/31/22	$1,299,094	$1,080,306
9/30/22	$1,250,061	$1,033,630
10/31/22	$1,253,104	$1,020,242
11/30/22	$1,295,322	$1,057,762
12/31/22	$1,292,675	$1,052,991
1/31/23	$1,337,013	$1,085,385
2/28/23	$1,311,277	$1,057,322
3/31/23	$1,327,053	$1,084,180
4/30/23	$1,332,762	$1,090,751
5/31/23	$1,328,298	$1,078,874
6/30/23	$1,341,761	$1,075,027
7/31/23	$1,357,872	$1,074,277
8/31/23	$1,353,337	$1,067,415
9/30/23	$1,334,451	$1,040,290
10/31/23	$1,318,081	$1,023,873
11/30/23	$1,370,093	$1,070,241
12/31/23	$1,413,115	$1,111,209
1/31/24	$1,421,764	$1,108,157
2/29/24	$1,414,408	$1,092,501
3/31/24	$1,432,559	$1,102,589
4/30/24	$1,407,557	$1,074,739
5/31/24	$1,432,692	$1,092,959
6/30/24	$1,438,838	$1,103,307
7/31/24	$1,472,475	$1,129,077
8/31/24	$1,484,205	$1,145,301
9/30/24	$1,504,318	$1,160,636
10/31/24	$1,479,920	$1,131,854
11/30/24	$1,501,642	$1,143,821
12/31/24	$1,489,668	$1,125,101
1/31/25	$1,507,369	$1,131,070
2/28/25	$1,535,125	$1,155,956
3/31/25	$1,538,701	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.41%	5.23%	4.40%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,157,617,000
Holdings Count | Holding	10,260
Advisory Fees Paid, Amount	$ 411,034,000
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064169
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	I-2
Trading Symbol	PONPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$1,008,419	$996,412
5/31/15	$1,016,066	$994,012
6/30/15	$1,009,915	$983,174
7/31/15	$1,015,177	$990,008
8/31/15	$1,007,332	$988,586
9/30/15	$1,001,100	$995,273
10/31/15	$1,014,713	$995,439
11/30/15	$1,015,079	$992,809
12/31/15	$1,006,079	$989,601
1/31/16	$1,009,038	$1,003,219
2/29/16	$1,004,256	$1,010,335
3/31/16	$1,023,692	$1,019,605
4/30/16	$1,035,390	$1,023,519
5/31/16	$1,042,773	$1,023,781
6/30/16	$1,048,434	$1,042,177
7/31/16	$1,061,176	$1,048,765
8/31/16	$1,068,661	$1,047,566
9/30/16	$1,077,959	$1,046,952
10/31/16	$1,082,831	$1,038,944
11/30/16	$1,081,439	$1,014,369
12/31/16	$1,092,668	$1,015,800
1/31/17	$1,102,136	$1,017,793
2/28/17	$1,115,287	$1,024,634
3/31/17	$1,123,926	$1,024,097
4/30/17	$1,131,685	$1,032,000
5/31/17	$1,143,168	$1,039,943
6/30/17	$1,149,143	$1,038,896
7/31/17	$1,156,076	$1,043,367
8/31/17	$1,166,777	$1,052,726
9/30/17	$1,172,831	$1,047,712
10/31/17	$1,178,912	$1,048,319
11/30/17	$1,182,179	$1,046,973
12/31/17	$1,185,460	$1,051,778
1/31/18	$1,182,069	$1,039,665
2/28/18	$1,176,744	$1,029,809
3/31/18	$1,181,996	$1,036,414
4/30/18	$1,176,624	$1,028,705
5/31/18	$1,176,089	$1,036,047
6/30/18	$1,176,528	$1,034,773
7/31/18	$1,182,857	$1,035,019
8/31/18	$1,180,881	$1,041,679
9/30/18	$1,182,768	$1,034,971
10/31/18	$1,181,227	$1,026,792
11/30/18	$1,181,678	$1,032,921
12/31/18	$1,191,167	$1,051,898
1/31/19	$1,210,785	$1,063,068
2/28/19	$1,216,308	$1,062,452
3/31/19	$1,226,945	$1,082,853
4/30/19	$1,237,629	$1,083,130
5/31/19	$1,243,227	$1,102,358
6/30/19	$1,255,871	$1,116,201
7/31/19	$1,259,445	$1,118,657
8/31/19	$1,245,340	$1,147,643
9/30/19	$1,254,177	$1,141,531
10/31/19	$1,263,052	$1,144,969
11/30/19	$1,268,803	$1,144,386
12/31/19	$1,285,587	$1,143,588
1/31/20	$1,295,677	$1,165,596
2/29/20	$1,289,723	$1,186,575
3/31/20	$1,186,772	$1,179,592
4/30/20	$1,213,257	$1,200,561
5/31/20	$1,240,957	$1,206,151
6/30/20	$1,263,321	$1,213,749
7/31/20	$1,281,397	$1,231,878
8/31/20	$1,300,053	$1,221,935
9/30/20	$1,301,052	$1,221,265
10/31/20	$1,304,276	$1,215,812
11/30/20	$1,338,724	$1,227,742
12/31/20	$1,358,744	$1,229,433
1/31/21	$1,363,118	$1,220,618
2/28/21	$1,357,377	$1,202,992
3/31/21	$1,356,134	$1,187,971
4/30/21	$1,370,749	$1,197,356
5/31/21	$1,378,591	$1,201,268
6/30/21	$1,383,037	$1,209,708
7/31/21	$1,387,497	$1,223,233
8/31/21	$1,390,824	$1,220,905
9/30/21	$1,390,708	$1,210,334
10/31/21	$1,384,817	$1,210,000
11/30/21	$1,377,748	$1,213,580
12/31/21	$1,392,747	$1,210,475
1/31/22	$1,378,634	$1,184,396
2/28/22	$1,344,581	$1,171,183
3/31/22	$1,333,898	$1,138,645
4/30/22	$1,298,436	$1,095,436
5/31/22	$1,306,605	$1,102,499
6/30/22	$1,264,486	$1,085,203
7/31/22	$1,304,425	$1,111,719
8/31/22	$1,289,476	$1,080,306
9/30/22	$1,240,697	$1,033,630
10/31/22	$1,243,614	$1,020,242
11/30/22	$1,285,408	$1,057,762
12/31/22	$1,282,675	$1,052,991
1/31/23	$1,326,564	$1,085,385
2/28/23	$1,300,918	$1,057,322
3/31/23	$1,316,460	$1,084,180
4/30/23	$1,322,014	$1,090,751
5/31/23	$1,317,476	$1,078,874
6/30/23	$1,330,720	$1,075,027
7/31/23	$1,346,587	$1,074,277
8/31/23	$1,341,978	$1,067,415
9/30/23	$1,323,138	$1,040,290
10/31/23	$1,306,797	$1,023,873
11/30/23	$1,358,255	$1,070,241
12/31/23	$1,400,793	$1,111,209
1/31/24	$1,409,249	$1,108,157
2/29/24	$1,401,841	$1,092,501
3/31/24	$1,419,713	$1,102,589
4/30/24	$1,394,817	$1,074,739
5/31/24	$1,419,607	$1,092,959
6/30/24	$1,425,580	$1,103,307
7/31/24	$1,458,787	$1,129,077
8/31/24	$1,470,286	$1,145,301
9/30/24	$1,490,088	$1,160,636
10/31/24	$1,465,797	$1,131,854
11/30/24	$1,487,190	$1,143,821
12/31/24	$1,475,207	$1,125,101
1/31/25	$1,492,612	$1,131,070
2/28/25	$1,519,972	$1,155,956
3/31/25	$1,523,388	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.30%	5.12%	4.30%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,157,617,000
Holdings Count | Holding	10,260
Advisory Fees Paid, Amount	$ 411,034,000
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000046101
Shareholder Report [Line Items]
Fund Name	PIMCO Income Fund
Class Name	Class R
Trading Symbol	PONRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$123	1.19%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$10,080	$9,964
5/31/15	$10,151	$9,940
6/30/15	$10,085	$9,832
7/31/15	$10,133	$9,900
8/31/15	$10,050	$9,886
9/30/15	$9,983	$9,953
10/31/15	$10,114	$9,954
11/30/15	$10,113	$9,928
12/31/15	$10,018	$9,896
1/31/16	$10,043	$10,032
2/29/16	$9,991	$10,103
3/31/16	$10,180	$10,196
4/30/16	$10,291	$10,235
5/31/16	$10,360	$10,238
6/30/16	$10,411	$10,422
7/31/16	$10,533	$10,488
8/31/16	$10,603	$10,476
9/30/16	$10,690	$10,470
10/31/16	$10,734	$10,389
11/30/16	$10,715	$10,144
12/31/16	$10,822	$10,158
1/31/17	$10,911	$10,178
2/28/17	$11,036	$10,246
3/31/17	$11,116	$10,241
4/30/17	$11,188	$10,320
5/31/17	$11,296	$10,399
6/30/17	$11,350	$10,389
7/31/17	$11,414	$10,434
8/31/17	$11,514	$10,527
9/30/17	$11,569	$10,477
10/31/17	$11,623	$10,483
11/30/17	$11,650	$10,470
12/31/17	$11,677	$10,518
1/31/18	$11,638	$10,397
2/28/18	$11,581	$10,298
3/31/18	$11,627	$10,364
4/30/18	$11,569	$10,287
5/31/18	$11,558	$10,360
6/30/18	$11,557	$10,348
7/31/18	$11,614	$10,350
8/31/18	$11,588	$10,417
9/30/18	$11,602	$10,350
10/31/18	$11,582	$10,268
11/30/18	$11,581	$10,329
12/31/18	$11,668	$10,519
1/31/19	$11,855	$10,631
2/28/19	$11,904	$10,625
3/31/19	$12,002	$10,829
4/30/19	$12,102	$10,831
5/31/19	$12,151	$11,024
6/30/19	$12,269	$11,162
7/31/19	$12,298	$11,187
8/31/19	$12,155	$11,476
9/30/19	$12,236	$11,415
10/31/19	$12,317	$11,450
11/30/19	$12,367	$11,444
12/31/19	$12,525	$11,436
1/31/20	$12,617	$11,656
2/29/20	$12,554	$11,866
3/31/20	$11,546	$11,796
4/30/20	$11,798	$12,006
5/31/20	$12,062	$12,062
6/30/20	$12,274	$12,137
7/31/20	$12,444	$12,319
8/31/20	$12,619	$12,219
9/30/20	$12,623	$12,213
10/31/20	$12,649	$12,158
11/30/20	$12,977	$12,277
12/31/20	$13,165	$12,294
1/31/21	$13,202	$12,206
2/28/21	$13,140	$12,030
3/31/21	$13,122	$11,880
4/30/21	$13,257	$11,974
5/31/21	$13,327	$12,013
6/30/21	$13,364	$12,097
7/31/21	$13,401	$12,232
8/31/21	$13,427	$12,209
9/30/21	$13,420	$12,103
10/31/21	$13,357	$12,100
11/30/21	$13,282	$12,136
12/31/21	$13,421	$12,105
1/31/22	$13,279	$11,844
2/28/22	$12,945	$11,712
3/31/22	$12,836	$11,386
4/30/22	$12,489	$10,954
5/31/22	$12,562	$11,025
6/30/22	$12,151	$10,852
7/31/22	$12,529	$11,117
8/31/22	$12,380	$10,803
9/30/22	$11,906	$10,336
10/31/22	$11,928	$10,202
11/30/22	$12,324	$10,578
12/31/22	$12,292	$10,530
1/31/23	$12,707	$10,854
2/28/23	$12,455	$10,573
3/31/23	$12,598	$10,842
4/30/23	$12,646	$10,908
5/31/23	$12,597	$10,789
6/30/23	$12,717	$10,750
7/31/23	$12,876	$10,743
8/31/23	$12,813	$10,674
9/30/23	$12,628	$10,403
10/31/23	$12,466	$10,239
11/30/23	$12,951	$10,702
12/31/23	$13,351	$11,112
1/31/24	$13,425	$11,082
2/29/24	$13,348	$10,925
3/31/24	$13,512	$11,026
4/30/24	$13,269	$10,747
5/31/24	$13,499	$10,930
6/30/24	$13,550	$11,033
7/31/24	$13,859	$11,291
8/31/24	$13,962	$11,453
9/30/24	$14,144	$11,606
10/31/24	$13,907	$11,319
11/30/24	$14,103	$11,438
12/31/24	$13,983	$11,251
1/31/25	$14,142	$11,311
2/28/25	$14,394	$11,560
3/31/25	$14,420	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	6.72%	4.55%	3.73%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 183,157,617,000
Holdings Count | Holding	10,260
Advisory Fees Paid, Amount	$ 411,034,000
InvestmentCompanyPortfolioTurnover	711.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$183,157,617
# of Portfolio Holdings	10,260
Portfolio Turnover Rate	711%
Total Net Advisory Fees Paid During the Reporting Period	$411,034
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	62.8%
Non-Agency Mortgage-Backed Securities	33.2%
Asset-Backed Securities	20.6%
U.S. Treasury Obligations	15.8%
Corporate Bonds & Notes	8.5%
Sovereign Issues	8.1%
Loan Participations and Assignments	2.4%
Preferred Securities	0.3%
Real Estate Investment Trusts	0.2%
Common Stocks	0.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	6.1%
Financial Derivative Instruments	(0.2%)
Other Assets and Liabilities, Net	(58.1%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.29% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000075114
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Credit Bond Fund
Class Name	Institutional Class
Trading Symbol	PTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within financials contributed to performance, as select issuers outperformed.

  Interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened.

  Relative value positioning within physical versus synthetic credit contributed to performance, as synthetic positioning outperformed cash bonds.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$982,427	$996,412	$979,590
5/31/15	$969,515	$994,012	$962,284
6/30/15	$938,282	$983,174	$927,440
7/31/15	$957,769	$990,008	$940,916
8/31/15	$935,280	$988,586	$928,894
9/30/15	$926,572	$995,273	$932,257
10/31/15	$945,343	$995,439	$941,577
11/30/15	$939,040	$992,809	$937,712
12/31/15	$924,247	$989,601	$926,069
1/31/16	$932,688	$1,003,219	$928,444
2/29/16	$942,442	$1,010,335	$944,151
3/31/16	$987,627	$1,019,605	$989,219
4/30/16	$1,007,213	$1,023,519	$1,012,491
5/31/16	$1,012,045	$1,023,781	$1,012,711
6/30/16	$1,058,907	$1,042,177	$1,055,018
7/31/16	$1,095,426	$1,048,765	$1,084,337
8/31/16	$1,102,183	$1,047,566	$1,090,446
9/30/16	$1,096,700	$1,046,952	$1,078,913
10/31/16	$1,075,606	$1,038,944	$1,056,624
11/30/16	$1,016,913	$1,014,369	$1,005,245
12/31/16	$1,032,688	$1,015,800	$1,020,695
1/31/17	$1,042,403	$1,017,793	$1,023,192
2/28/17	$1,066,959	$1,024,634	$1,043,725
3/31/17	$1,064,558	$1,024,097	$1,037,598
4/30/17	$1,083,405	$1,032,000	$1,053,733
5/31/17	$1,103,669	$1,039,943	$1,075,496
6/30/17	$1,115,905	$1,038,896	$1,086,404
7/31/17	$1,124,804	$1,043,367	$1,095,639
8/31/17	$1,141,509	$1,052,726	$1,111,668
9/30/17	$1,141,368	$1,047,712	$1,110,000
10/31/17	$1,146,758	$1,048,319	$1,117,990
11/30/17	$1,151,524	$1,046,973	$1,122,596
12/31/17	$1,172,454	$1,051,778	$1,145,337
1/31/18	$1,160,751	$1,039,665	$1,130,716
2/28/18	$1,125,125	$1,029,809	$1,093,307
3/31/18	$1,136,548	$1,036,414	$1,101,463
4/30/18	$1,115,907	$1,028,705	$1,080,140
5/31/18	$1,112,805	$1,036,047	$1,085,128
6/30/18	$1,105,879	$1,034,773	$1,072,235
7/31/18	$1,120,034	$1,035,019	$1,088,299
8/31/18	$1,122,170	$1,041,679	$1,091,907
9/30/18	$1,114,557	$1,034,971	$1,085,764
10/31/18	$1,080,723	$1,026,792	$1,046,556
11/30/18	$1,078,750	$1,032,921	$1,042,367
12/31/18	$1,102,726	$1,051,898	$1,067,927
1/31/19	$1,142,462	$1,063,068	$1,104,828
2/28/19	$1,147,080	$1,062,452	$1,104,070
3/31/19	$1,195,688	$1,082,853	$1,151,870
4/30/19	$1,203,681	$1,083,130	$1,158,897
5/31/19	$1,232,784	$1,102,358	$1,186,522
6/30/19	$1,277,644	$1,116,201	$1,232,766
7/31/19	$1,292,050	$1,118,657	$1,247,045
8/31/19	$1,371,232	$1,147,643	$1,321,345
9/30/19	$1,356,014	$1,141,531	$1,301,986
10/31/19	$1,364,604	$1,144,969	$1,309,138
11/30/19	$1,372,203	$1,144,386	$1,316,123
12/31/19	$1,373,286	$1,143,588	$1,317,383
1/31/20	$1,433,677	$1,165,596	$1,370,808
2/29/20	$1,456,670	$1,186,575	$1,398,122
3/31/20	$1,298,436	$1,179,592	$1,256,094
4/30/20	$1,379,903	$1,200,561	$1,340,169
5/31/20	$1,405,295	$1,206,151	$1,360,747
6/30/20	$1,442,841	$1,213,749	$1,395,325
7/31/20	$1,522,104	$1,231,878	$1,480,312
8/31/20	$1,484,602	$1,221,935	$1,429,988
9/30/20	$1,475,776	$1,221,265	$1,422,808
10/31/20	$1,459,491	$1,215,812	$1,414,043
11/30/20	$1,541,713	$1,227,742	$1,486,332
12/31/20	$1,555,437	$1,229,433	$1,492,811
1/31/21	$1,520,340	$1,220,618	$1,454,218
2/28/21	$1,469,271	$1,202,992	$1,406,048
3/31/21	$1,426,191	$1,187,971	$1,367,526
4/30/21	$1,459,994	$1,197,356	$1,391,130
5/31/21	$1,471,039	$1,201,268	$1,405,701
6/30/21	$1,522,323	$1,209,708	$1,455,667
7/31/21	$1,556,483	$1,223,233	$1,487,815
8/31/21	$1,557,199	$1,220,905	$1,482,339
9/30/21	$1,523,784	$1,210,334	$1,453,097
10/31/21	$1,533,345	$1,210,000	$1,474,648
11/30/21	$1,542,392	$1,213,580	$1,480,636
12/31/21	$1,539,641	$1,210,475	$1,475,176
1/31/22	$1,466,054	$1,184,396	$1,394,292
2/28/22	$1,408,315	$1,171,183	$1,347,492
3/31/22	$1,357,595	$1,138,645	$1,309,536
4/30/22	$1,235,692	$1,095,436	$1,183,370
5/31/22	$1,231,687	$1,102,499	$1,194,297
6/30/22	$1,172,565	$1,085,203	$1,144,730
7/31/22	$1,228,139	$1,111,719	$1,197,904
8/31/22	$1,180,850	$1,080,306	$1,145,565
9/30/22	$1,087,894	$1,033,630	$1,046,584
10/31/22	$1,063,028	$1,020,242	$1,022,517
11/30/22	$1,151,239	$1,057,762	$1,114,664
12/31/22	$1,138,182	$1,052,991	$1,102,068
1/31/23	$1,220,929	$1,085,385	$1,176,398
2/28/23	$1,163,821	$1,057,322	$1,115,734
3/31/23	$1,204,229	$1,084,180	$1,161,794
4/30/23	$1,212,387	$1,090,751	$1,171,860
5/31/23	$1,182,528	$1,078,874	$1,140,333
6/30/23	$1,196,846	$1,075,027	$1,156,858
7/31/23	$1,194,592	$1,074,277	$1,155,176
8/31/23	$1,171,293	$1,067,415	$1,133,102
9/30/23	$1,107,189	$1,040,290	$1,073,171
10/31/23	$1,058,945	$1,023,873	$1,028,848
11/30/23	$1,166,832	$1,070,241	$1,137,292
12/31/23	$1,252,154	$1,111,209	$1,220,278
1/31/24	$1,247,233	$1,108,157	$1,208,937
2/29/24	$1,219,080	$1,092,501	$1,177,648
3/31/24	$1,240,791	$1,102,589	$1,200,196
4/30/24	$1,183,533	$1,074,739	$1,141,448
5/31/24	$1,218,398	$1,092,959	$1,173,359
6/30/24	$1,228,889	$1,103,307	$1,180,054
7/31/24	$1,269,301	$1,129,077	$1,217,186
8/31/24	$1,296,146	$1,145,301	$1,243,104
9/30/24	$1,328,136	$1,160,636	$1,275,622
10/31/24	$1,273,972	$1,131,854	$1,222,259
11/30/24	$1,305,618	$1,143,821	$1,249,327
12/31/24	$1,251,272	$1,125,101	$1,195,771
1/31/25	$1,260,295	$1,131,070	$1,200,895
2/28/25	$1,311,003	$1,155,956	$1,242,409
3/31/25	$1,292,027	$1,156,391	$1,225,258

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.13%	(0.10%)	2.60%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Long Credit Index	2.09%	(0.50%)	2.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,275,939,000
Holdings Count | Holding	1,663
Advisory Fees Paid, Amount	$ 9,993,000
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,275,939
# of Portfolio Holdings	1,663
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid During the Reporting Period	$9,993
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.7%
U.S. Treasury Obligations	24.3%
U.S. Government Agencies	15.8%
Sovereign Issues	4.1%
Preferred Securities	3.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	1.5%
Asset-Backed Securities	1.0%
Non-Agency Mortgage-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000075116
Shareholder Report [Line Items]
Fund Name	PIMCO Long-Term Credit Bond Fund
Class Name	I-2
Trading Symbol	PLCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Long-Term Credit Bond Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$137	1.34%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Positioning within financials contributed to performance, as select issuers outperformed.

  Interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, as the curve steepened.

  Relative value positioning within physical versus synthetic credit contributed to performance, as synthetic positioning outperformed cash bonds.

  There were no material detractors for this Fund.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$982,346	$996,412	$979,590
5/31/15	$969,349	$994,012	$962,284
6/30/15	$938,043	$983,174	$927,440
7/31/15	$957,440	$990,008	$940,916
8/31/15	$934,885	$988,586	$928,894
9/30/15	$926,105	$995,273	$932,257
10/31/15	$944,784	$995,439	$941,577
11/30/15	$938,411	$992,809	$937,712
12/31/15	$923,542	$989,601	$926,069
1/31/16	$931,906	$1,003,219	$928,444
2/29/16	$941,579	$1,010,335	$944,151
3/31/16	$986,639	$1,019,605	$989,219
4/30/16	$1,006,121	$1,023,519	$1,012,491
5/31/16	$1,010,865	$1,023,781	$1,012,711
6/30/16	$1,057,591	$1,042,177	$1,055,018
7/31/16	$1,093,973	$1,048,765	$1,084,337
8/31/16	$1,100,629	$1,047,566	$1,090,446
9/30/16	$1,095,057	$1,046,952	$1,078,913
10/31/16	$1,073,909	$1,038,944	$1,056,624
11/30/16	$1,015,225	$1,014,369	$1,005,245
12/31/16	$1,030,834	$1,015,800	$1,020,695
1/31/17	$1,040,448	$1,017,793	$1,023,192
2/28/17	$1,064,879	$1,024,634	$1,043,725
3/31/17	$1,062,387	$1,024,097	$1,037,598
4/30/17	$1,081,115	$1,032,000	$1,053,733
5/31/17	$1,101,245	$1,039,943	$1,075,496
6/30/17	$1,113,357	$1,038,896	$1,086,404
7/31/17	$1,122,147	$1,043,367	$1,095,639
8/31/17	$1,138,716	$1,052,726	$1,111,668
9/30/17	$1,138,479	$1,047,712	$1,110,000
10/31/17	$1,143,762	$1,048,319	$1,117,990
11/30/17	$1,148,421	$1,046,973	$1,122,596
12/31/17	$1,169,193	$1,051,778	$1,145,337
1/31/18	$1,157,427	$1,039,665	$1,130,716
2/28/18	$1,121,816	$1,029,809	$1,093,307
3/31/18	$1,133,108	$1,036,414	$1,101,463
4/30/18	$1,112,441	$1,028,705	$1,080,140
5/31/18	$1,109,255	$1,036,047	$1,085,128
6/30/18	$1,102,260	$1,034,773	$1,072,235
7/31/18	$1,116,278	$1,035,019	$1,088,299
8/31/18	$1,118,303	$1,041,679	$1,091,907
9/30/18	$1,110,633	$1,034,971	$1,085,764
10/31/18	$1,076,826	$1,026,792	$1,046,556
11/30/18	$1,074,765	$1,032,921	$1,042,367
12/31/18	$1,098,564	$1,051,898	$1,067,927
1/31/19	$1,138,059	$1,063,068	$1,104,828
2/28/19	$1,142,571	$1,062,452	$1,104,070
3/31/19	$1,190,890	$1,082,853	$1,151,870
4/30/19	$1,198,755	$1,083,130	$1,158,897
5/31/19	$1,227,629	$1,102,358	$1,186,522
6/30/19	$1,272,208	$1,116,201	$1,232,766
7/31/19	$1,286,444	$1,118,657	$1,247,045
8/31/19	$1,365,162	$1,147,643	$1,321,345
9/30/19	$1,349,910	$1,141,531	$1,301,986
10/31/19	$1,358,347	$1,144,969	$1,309,138
11/30/19	$1,365,797	$1,144,386	$1,316,123
12/31/19	$1,366,757	$1,143,588	$1,317,383
1/31/20	$1,426,738	$1,165,596	$1,370,808
2/29/20	$1,449,512	$1,186,575	$1,398,122
3/31/20	$1,291,949	$1,179,592	$1,256,094
4/30/20	$1,372,897	$1,200,561	$1,340,169
5/31/20	$1,398,046	$1,206,151	$1,360,747
6/30/20	$1,435,280	$1,213,749	$1,395,325
7/31/20	$1,513,994	$1,231,878	$1,480,312
8/31/20	$1,476,576	$1,221,935	$1,429,988
9/30/20	$1,467,674	$1,221,265	$1,422,808
10/31/20	$1,451,347	$1,215,812	$1,414,043
11/30/20	$1,532,990	$1,227,742	$1,486,332
12/31/20	$1,546,479	$1,229,433	$1,492,811
1/31/21	$1,511,468	$1,220,618	$1,454,218
2/28/21	$1,460,586	$1,202,992	$1,406,048
3/31/21	$1,417,641	$1,187,971	$1,367,526
4/30/21	$1,451,116	$1,197,356	$1,391,130
5/31/21	$1,461,979	$1,201,268	$1,405,701
6/30/21	$1,512,824	$1,209,708	$1,455,667
7/31/21	$1,546,636	$1,223,233	$1,487,815
8/31/21	$1,547,218	$1,220,905	$1,482,339
9/30/21	$1,513,890	$1,210,334	$1,453,097
10/31/21	$1,523,259	$1,210,000	$1,474,648
11/30/21	$1,532,124	$1,213,580	$1,480,636
12/31/21	$1,529,252	$1,210,475	$1,475,176
1/31/22	$1,456,043	$1,184,396	$1,394,292
2/28/22	$1,398,590	$1,171,183	$1,347,492
3/31/22	$1,348,110	$1,138,645	$1,309,536
4/30/22	$1,226,951	$1,095,436	$1,183,370
5/31/22	$1,222,874	$1,102,499	$1,194,297
6/30/22	$1,164,078	$1,085,203	$1,144,730
7/31/22	$1,219,150	$1,111,719	$1,197,904
8/31/22	$1,172,105	$1,080,306	$1,145,565
9/30/22	$1,079,738	$1,033,630	$1,046,584
10/31/22	$1,054,973	$1,020,242	$1,022,517
11/30/22	$1,142,426	$1,057,762	$1,114,664
12/31/22	$1,129,367	$1,052,991	$1,102,068
1/31/23	$1,211,375	$1,085,385	$1,176,398
2/28/23	$1,154,624	$1,057,322	$1,115,734
3/31/23	$1,194,608	$1,084,180	$1,161,794
4/30/23	$1,202,608	$1,090,751	$1,171,860
5/31/23	$1,172,894	$1,078,874	$1,140,333
6/30/23	$1,186,995	$1,075,027	$1,156,858
7/31/23	$1,184,668	$1,074,277	$1,155,176
8/31/23	$1,161,468	$1,067,415	$1,133,102
9/30/23	$1,097,808	$1,040,290	$1,073,171
10/31/23	$1,049,885	$1,023,873	$1,028,848
11/30/23	$1,156,759	$1,070,241	$1,137,292
12/31/23	$1,241,239	$1,111,209	$1,220,278
1/31/24	$1,236,260	$1,108,157	$1,208,937
2/29/24	$1,208,259	$1,092,501	$1,177,648
3/31/24	$1,229,674	$1,102,589	$1,200,196
4/30/24	$1,172,831	$1,074,739	$1,141,448
5/31/24	$1,207,273	$1,092,959	$1,173,359
6/30/24	$1,217,573	$1,103,307	$1,180,054
7/31/24	$1,257,510	$1,129,077	$1,217,186
8/31/24	$1,283,996	$1,145,301	$1,243,104
9/30/24	$1,315,581	$1,160,636	$1,275,622
10/31/24	$1,261,820	$1,131,854	$1,222,259
11/30/24	$1,293,056	$1,143,821	$1,249,327
12/31/24	$1,239,124	$1,125,101	$1,195,771
1/31/25	$1,247,952	$1,131,070	$1,200,895
2/28/25	$1,298,065	$1,155,956	$1,242,409
3/31/25	$1,279,175	$1,156,391	$1,225,258

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	4.03%	(0.20%)	2.49%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Long Credit Index	2.09%	(0.50%)	2.05%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 3,275,939,000
Holdings Count | Holding	1,663
Advisory Fees Paid, Amount	$ 9,993,000
InvestmentCompanyPortfolioTurnover	222.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$3,275,939
# of Portfolio Holdings	1,663
Portfolio Turnover Rate	222%
Total Net Advisory Fees Paid During the Reporting Period	$9,993
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	72.7%
U.S. Treasury Obligations	24.3%
U.S. Government Agencies	15.8%
Sovereign Issues	4.1%
Preferred Securities	3.9%
Municipal Bonds & Notes	1.7%
Loan Participations and Assignments	1.5%
Asset-Backed Securities	1.0%
Non-Agency Mortgage-Backed Securities	0.5%
Other Investments	0.1%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	1.2%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(26.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.27% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000098429
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Class A
Trading Symbol	PSRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.08%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the high yield media sector, specifically overweight exposure to a local television station owner, contributed to performance, as spreads tightened.

  Security selection within the bank loan healthcare sector, specifically overweight exposure to a pharmaceutical manufacturer, contributed to performance, as spreads tightened.

  Security selection within the bank loan technology sector, specifically overweight exposure to an education software provider, contributed to performance, as spreads tightened.

  Security selection within the high yield healthcare sector, specifically overweight exposure to a for-profit hospital operator, detracted from performance, as spreads widened.

  Underweight exposure to U.S. duration detracted from performance, as interest rates fell.

  Underweight exposure to the high yield telecommunications sector detracted from performance, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/15	$9,777	$10,000	$10,000
4/30/15	$9,834	$9,964	$10,094
5/31/15	$9,836	$9,940	$10,119
6/30/15	$9,803	$9,832	$10,062
7/31/15	$9,834	$9,900	$10,025
8/31/15	$9,773	$9,886	$9,915
9/30/15	$9,722	$9,953	$9,794
10/31/15	$9,742	$9,954	$9,881
11/30/15	$9,631	$9,928	$9,742
12/31/15	$9,558	$9,896	$9,592
1/31/16	$9,503	$10,032	$9,476
2/29/16	$9,484	$10,103	$9,457
3/31/16	$9,715	$10,196	$9,774
4/30/16	$9,840	$10,235	$10,033
5/31/16	$9,900	$10,238	$10,140
6/30/16	$9,898	$10,422	$10,191
7/31/16	$10,007	$10,488	$10,361
8/31/16	$10,077	$10,476	$10,499
9/30/16	$10,125	$10,470	$10,589
10/31/16	$10,154	$10,389	$10,652
11/30/16	$10,184	$10,144	$10,674
12/31/16	$10,267	$10,158	$10,832
1/31/17	$10,295	$10,178	$10,917
2/28/17	$10,336	$10,246	$11,024
3/31/17	$10,359	$10,241	$11,023
4/30/17	$10,408	$10,320	$11,092
5/31/17	$10,449	$10,399	$11,157
6/30/17	$10,440	$10,389	$11,167
7/31/17	$10,512	$10,434	$11,256
8/31/17	$10,513	$10,527	$11,253
9/30/17	$10,546	$10,477	$11,318
10/31/17	$10,601	$10,483	$11,376
11/30/17	$10,593	$10,470	$11,369
12/31/17	$10,626	$10,518	$11,409
1/31/18	$10,703	$10,397	$11,523
2/28/18	$10,682	$10,298	$11,513
3/31/18	$10,706	$10,364	$11,524
4/30/18	$10,752	$10,287	$11,591
5/31/18	$10,745	$10,360	$11,626
6/30/18	$10,749	$10,348	$11,650
7/31/18	$10,818	$10,350	$11,755
8/31/18	$10,869	$10,417	$11,818
9/30/18	$10,936	$10,350	$11,894
10/31/18	$10,919	$10,268	$11,823
11/30/18	$10,826	$10,329	$11,732
12/31/18	$10,530	$10,519	$11,478
1/31/19	$10,822	$10,631	$11,824
2/28/19	$11,004	$10,625	$12,000
3/31/19	$10,967	$10,829	$12,027
4/30/19	$11,148	$10,831	$12,179
5/31/19	$11,114	$11,024	$12,108
6/30/19	$11,150	$11,162	$12,218
7/31/19	$11,225	$11,187	$12,290
8/31/19	$11,221	$11,476	$12,276
9/30/19	$11,290	$11,415	$12,314
10/31/19	$11,260	$11,450	$12,293
11/30/19	$11,345	$11,444	$12,325
12/31/19	$11,482	$11,436	$12,543
1/31/20	$11,497	$11,656	$12,578
2/29/20	$11,342	$11,866	$12,399
3/31/20	$10,176	$11,796	$10,907
4/30/20	$10,431	$12,006	$11,303
5/31/20	$10,715	$12,062	$11,736
6/30/20	$10,673	$12,137	$11,890
7/31/20	$10,882	$12,319	$12,206
8/31/20	$10,973	$12,219	$12,374
9/30/20	$10,967	$12,213	$12,382
10/31/20	$10,938	$12,158	$12,419
11/30/20	$11,173	$12,277	$12,778
12/31/20	$11,288	$12,294	$12,983
1/31/21	$11,365	$12,206	$13,109
2/28/21	$11,383	$12,030	$13,200
3/31/21	$11,347	$11,880	$13,256
4/30/21	$11,398	$11,974	$13,351
5/31/21	$11,432	$12,013	$13,420
6/30/21	$11,488	$12,097	$13,513
7/31/21	$11,488	$12,232	$13,511
8/31/21	$11,536	$12,209	$13,578
9/30/21	$11,565	$12,103	$13,645
10/31/21	$11,556	$12,100	$13,664
11/30/21	$11,495	$12,136	$13,598
12/31/21	$11,634	$12,105	$13,728
1/31/22	$11,566	$11,844	$13,659
2/28/22	$11,516	$11,712	$13,605
3/31/22	$11,510	$11,386	$13,585
4/30/22	$11,450	$10,954	$13,467
5/31/22	$11,303	$11,025	$13,297
6/30/22	$10,879	$10,852	$12,832
7/31/22	$11,229	$11,117	$13,236
8/31/22	$11,226	$10,803	$13,258
9/30/22	$11,008	$10,336	$12,960
10/31/22	$11,202	$10,202	$13,175
11/30/22	$11,353	$10,578	$13,349
12/31/22	$11,367	$10,530	$13,356
1/31/23	$11,666	$10,854	$13,737
2/28/23	$11,651	$10,573	$13,740
3/31/23	$11,687	$10,842	$13,785
4/30/23	$11,745	$10,908	$13,910
5/31/23	$11,688	$10,789	$13,864
6/30/23	$11,866	$10,750	$14,130
7/31/23	$12,026	$10,743	$14,302
8/31/23	$12,116	$10,674	$14,431
9/30/23	$12,070	$10,403	$14,457
10/31/23	$12,002	$10,239	$14,374
11/30/23	$12,324	$10,702	$14,709
12/31/23	$12,644	$11,112	$15,044
1/31/24	$12,676	$11,082	$15,105
2/29/24	$12,768	$10,925	$15,224
3/31/24	$12,913	$11,026	$15,359
4/30/24	$12,925	$10,747	$15,362
5/31/24	$13,073	$10,930	$15,508
6/30/24	$13,129	$11,033	$15,600
7/31/24	$13,286	$11,291	$15,790
8/31/24	$13,420	$11,453	$15,956
9/30/24	$13,540	$11,606	$16,140
10/31/24	$13,582	$11,319	$16,202
11/30/24	$13,743	$11,438	$16,356
12/31/24	$13,787	$11,251	$16,396
1/31/25	$13,904	$11,311	$16,564
2/28/25	$13,934	$11,560	$16,626
3/31/25	$13,827	$11,564	$16,506

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.08%	6.32%	3.53%
Class A (including sales charge)	4.64%	5.84%	3.29%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	7.47%	8.64%	5.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 150,247,000
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 609,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$150,247
# of Portfolio Holdings	482
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	61.4%
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	2.6%
Common Stocks	0.4%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	3.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098430
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Class C
Trading Symbol	PSRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$189	1.83%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the high yield media sector, specifically overweight exposure to a local television station owner, contributed to performance, as spreads tightened.

  Security selection within the bank loan healthcare sector, specifically overweight exposure to a pharmaceutical manufacturer, contributed to performance, as spreads tightened.

  Security selection within the bank loan technology sector, specifically overweight exposure to an education software provider, contributed to performance, as spreads tightened.

  Security selection within the high yield healthcare sector, specifically overweight exposure to a for-profit hospital operator, detracted from performance, as spreads widened.

  Underweight exposure to U.S. duration detracted from performance, as interest rates fell.

  Underweight exposure to the high yield telecommunications sector detracted from performance, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,053	$9,964	$10,094
5/31/15	$10,048	$9,940	$10,119
6/30/15	$10,009	$9,832	$10,062
7/31/15	$10,033	$9,900	$10,025
8/31/15	$9,965	$9,886	$9,915
9/30/15	$9,907	$9,953	$9,794
10/31/15	$9,921	$9,954	$9,881
11/30/15	$9,802	$9,928	$9,742
12/31/15	$9,720	$9,896	$9,592
1/31/16	$9,659	$10,032	$9,476
2/29/16	$9,635	$10,103	$9,457
3/31/16	$9,862	$10,196	$9,774
4/30/16	$9,983	$10,235	$10,033
5/31/16	$10,038	$10,238	$10,140
6/30/16	$10,029	$10,422	$10,191
7/31/16	$10,134	$10,488	$10,361
8/31/16	$10,198	$10,476	$10,499
9/30/16	$10,240	$10,470	$10,589
10/31/16	$10,263	$10,389	$10,652
11/30/16	$10,287	$10,144	$10,674
12/31/16	$10,365	$10,158	$10,832
1/31/17	$10,387	$10,178	$10,917
2/28/17	$10,422	$10,246	$11,024
3/31/17	$10,438	$10,241	$11,023
4/30/17	$10,482	$10,320	$11,092
5/31/17	$10,516	$10,399	$11,157
6/30/17	$10,500	$10,389	$11,167
7/31/17	$10,566	$10,434	$11,256
8/31/17	$10,561	$10,527	$11,253
9/30/17	$10,587	$10,477	$11,318
10/31/17	$10,636	$10,483	$11,376
11/30/17	$10,620	$10,470	$11,369
12/31/17	$10,647	$10,518	$11,409
1/31/18	$10,717	$10,397	$11,523
2/28/18	$10,690	$10,298	$11,513
3/31/18	$10,707	$10,364	$11,524
4/30/18	$10,747	$10,287	$11,591
5/31/18	$10,733	$10,360	$11,626
6/30/18	$10,730	$10,348	$11,650
7/31/18	$10,793	$10,350	$11,755
8/31/18	$10,836	$10,417	$11,818
9/30/18	$10,896	$10,350	$11,894
10/31/18	$10,873	$10,268	$11,823
11/30/18	$10,773	$10,329	$11,732
12/31/18	$10,472	$10,519	$11,478
1/31/19	$10,756	$10,631	$11,824
2/28/19	$10,931	$10,625	$12,000
3/31/19	$10,887	$10,829	$12,027
4/30/19	$11,060	$10,831	$12,179
5/31/19	$11,019	$11,024	$12,108
6/30/19	$11,048	$11,162	$12,218
7/31/19	$11,115	$11,187	$12,290
8/31/19	$11,104	$11,476	$12,276
9/30/19	$11,165	$11,415	$12,314
10/31/19	$11,130	$11,450	$12,293
11/30/19	$11,206	$11,444	$12,325
12/31/19	$11,335	$11,436	$12,543
1/31/20	$11,341	$11,656	$12,578
2/29/20	$11,182	$11,866	$12,399
3/31/20	$10,026	$11,796	$10,907
4/30/20	$10,271	$12,006	$11,303
5/31/20	$10,544	$12,062	$11,736
6/30/20	$10,496	$12,137	$11,890
7/31/20	$10,695	$12,319	$12,206
8/31/20	$10,778	$12,219	$12,374
9/30/20	$10,765	$12,213	$12,382
10/31/20	$10,730	$12,158	$12,419
11/30/20	$10,954	$12,277	$12,778
12/31/20	$11,058	$12,294	$12,983
1/31/21	$11,127	$12,206	$13,109
2/28/21	$11,139	$12,030	$13,200
3/31/21	$11,097	$11,880	$13,256
4/30/21	$11,139	$11,974	$13,351
5/31/21	$11,166	$12,013	$13,420
6/30/21	$11,213	$12,097	$13,513
7/31/21	$11,206	$12,232	$13,511
8/31/21	$11,246	$12,209	$13,578
9/30/21	$11,267	$12,103	$13,645
10/31/21	$11,251	$12,100	$13,664
11/30/21	$11,185	$12,136	$13,598
12/31/21	$11,312	$12,105	$13,728
1/31/22	$11,239	$11,844	$13,659
2/28/22	$11,184	$11,712	$13,605
3/31/22	$11,172	$11,386	$13,585
4/30/22	$11,106	$10,954	$13,467
5/31/22	$10,957	$11,025	$13,297
6/30/22	$10,539	$10,852	$12,832
7/31/22	$10,872	$11,117	$13,236
8/31/22	$10,861	$10,803	$13,258
9/30/22	$10,644	$10,336	$12,960
10/31/22	$10,825	$10,202	$13,175
11/30/22	$10,964	$10,578	$13,349
12/31/22	$10,970	$10,530	$13,356
1/31/23	$11,252	$10,854	$13,737
2/28/23	$11,231	$10,573	$13,740
3/31/23	$11,258	$10,842	$13,785
4/30/23	$11,307	$10,908	$13,910
5/31/23	$11,245	$10,789	$13,864
6/30/23	$11,410	$10,750	$14,130
7/31/23	$11,556	$10,743	$14,302
8/31/23	$11,635	$10,674	$14,431
9/30/23	$11,583	$10,403	$14,457
10/31/23	$11,511	$10,239	$14,374
11/30/23	$11,814	$10,702	$14,709
12/31/23	$12,114	$11,112	$15,044
1/31/24	$12,138	$11,082	$15,105
2/29/24	$12,219	$10,925	$15,224
3/31/24	$12,349	$11,026	$15,359
4/30/24	$12,353	$10,747	$15,362
5/31/24	$12,487	$10,930	$15,508
6/30/24	$12,532	$11,033	$15,600
7/31/24	$12,674	$11,291	$15,790
8/31/24	$12,794	$11,453	$15,956
9/30/24	$12,901	$11,606	$16,140
10/31/24	$12,932	$11,319	$16,202
11/30/24	$13,077	$11,438	$16,356
12/31/24	$13,111	$11,251	$16,396
1/31/25	$13,213	$11,311	$16,564
2/28/25	$13,235	$11,560	$16,626
3/31/25	$13,125	$11,564	$16,506

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	6.28%	5.53%	2.76%
Class C (including sales charge)	5.28%	5.53%	2.76%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	7.47%	8.64%	5.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 150,247,000
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 609,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$150,247
# of Portfolio Holdings	482
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	61.4%
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	2.6%
Common Stocks	0.4%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	3.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098425
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	Institutional Class
Trading Symbol	PSRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.78%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the high yield media sector, specifically overweight exposure to a local television station owner, contributed to performance, as spreads tightened.

  Security selection within the bank loan healthcare sector, specifically overweight exposure to a pharmaceutical manufacturer, contributed to performance, as spreads tightened.

  Security selection within the bank loan technology sector, specifically overweight exposure to an education software provider, contributed to performance, as spreads tightened.

  Security selection within the high yield healthcare sector, specifically overweight exposure to a for-profit hospital operator, detracted from performance, as spreads widened.

  Underweight exposure to U.S. duration detracted from performance, as interest rates fell.

  Underweight exposure to the high yield telecommunications sector detracted from performance, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,006,146	$996,412	$1,009,372
5/31/15	$1,006,566	$994,012	$1,011,897
6/30/15	$1,003,464	$983,174	$1,006,202
7/31/15	$1,006,848	$990,008	$1,002,532
8/31/15	$1,000,915	$988,586	$991,468
9/30/15	$995,896	$995,273	$979,390
10/31/15	$998,217	$995,439	$988,123
11/30/15	$987,064	$992,809	$974,180
12/31/15	$979,829	$989,601	$959,192
1/31/16	$974,466	$1,003,219	$947,587
2/29/16	$972,751	$1,010,335	$945,745
3/31/16	$996,623	$1,019,605	$977,377
4/30/16	$1,009,735	$1,023,519	$1,003,285
5/31/16	$1,016,191	$1,023,781	$1,013,988
6/30/16	$1,016,156	$1,042,177	$1,019,099
7/31/16	$1,027,678	$1,048,765	$1,036,097
8/31/16	$1,035,122	$1,047,566	$1,049,894
9/30/16	$1,040,285	$1,046,952	$1,058,889
10/31/16	$1,043,520	$1,038,944	$1,065,219
11/30/16	$1,046,860	$1,014,369	$1,067,418
12/31/16	$1,055,737	$1,015,800	$1,083,239
1/31/17	$1,058,859	$1,017,793	$1,091,742
2/28/17	$1,063,294	$1,024,634	$1,102,418
3/31/17	$1,065,942	$1,024,097	$1,102,339
4/30/17	$1,071,254	$1,032,000	$1,109,167
5/31/17	$1,075,741	$1,039,943	$1,115,654
6/30/17	$1,075,083	$1,038,896	$1,116,707
7/31/17	$1,082,737	$1,043,367	$1,125,564
8/31/17	$1,083,165	$1,052,726	$1,125,340
9/30/17	$1,086,797	$1,047,712	$1,131,825
10/31/17	$1,092,791	$1,048,319	$1,137,566
11/30/17	$1,092,142	$1,046,973	$1,136,861
12/31/17	$1,095,869	$1,051,778	$1,140,946
1/31/18	$1,104,056	$1,039,665	$1,152,252
2/28/18	$1,102,150	$1,029,809	$1,151,287
3/31/18	$1,104,938	$1,036,414	$1,152,354
4/30/18	$1,109,986	$1,028,705	$1,159,130
5/31/18	$1,109,516	$1,036,047	$1,162,554
6/30/18	$1,110,181	$1,034,773	$1,165,049
7/31/18	$1,117,641	$1,035,019	$1,175,461
8/31/18	$1,123,215	$1,041,679	$1,181,811
9/30/18	$1,130,298	$1,034,971	$1,189,443
10/31/18	$1,128,910	$1,026,792	$1,182,272
11/30/18	$1,119,500	$1,032,921	$1,173,196
12/31/18	$1,089,189	$1,051,898	$1,147,792
1/31/19	$1,119,713	$1,063,068	$1,182,434
2/28/19	$1,138,793	$1,062,452	$1,200,038
3/31/19	$1,135,243	$1,082,853	$1,202,654
4/30/19	$1,154,237	$1,083,130	$1,217,856
5/31/19	$1,151,034	$1,102,358	$1,210,838
6/30/19	$1,155,036	$1,116,201	$1,221,776
7/31/19	$1,163,059	$1,118,657	$1,228,963
8/31/19	$1,162,994	$1,147,643	$1,227,557
9/30/19	$1,170,370	$1,141,531	$1,231,440
10/31/19	$1,167,651	$1,144,969	$1,229,299
11/30/19	$1,176,729	$1,144,386	$1,232,550
12/31/19	$1,191,267	$1,143,588	$1,254,268
1/31/20	$1,193,045	$1,165,596	$1,257,844
2/29/20	$1,177,235	$1,186,575	$1,239,865
3/31/20	$1,056,473	$1,179,592	$1,090,747
4/30/20	$1,083,235	$1,200,561	$1,130,343
5/31/20	$1,113,062	$1,206,151	$1,173,630
6/30/20	$1,108,941	$1,213,749	$1,189,035
7/31/20	$1,130,975	$1,231,878	$1,220,595
8/31/20	$1,140,739	$1,221,935	$1,237,409
9/30/20	$1,140,386	$1,221,265	$1,238,238
10/31/20	$1,137,666	$1,215,812	$1,241,929
11/30/20	$1,162,407	$1,227,742	$1,277,848
12/31/20	$1,174,649	$1,229,433	$1,298,314
1/31/21	$1,182,914	$1,220,618	$1,310,853
2/28/21	$1,185,117	$1,202,992	$1,319,993
3/31/21	$1,181,670	$1,187,971	$1,325,628
4/30/21	$1,187,305	$1,197,356	$1,335,055
5/31/21	$1,191,111	$1,201,268	$1,341,986
6/30/21	$1,197,178	$1,209,708	$1,351,255
7/31/21	$1,197,555	$1,223,233	$1,351,052
8/31/21	$1,202,833	$1,220,905	$1,357,775
9/30/21	$1,206,166	$1,210,334	$1,364,476
10/31/21	$1,205,535	$1,210,000	$1,366,388
11/30/21	$1,199,458	$1,213,580	$1,359,764
12/31/21	$1,214,262	$1,210,475	$1,372,817
1/31/22	$1,207,468	$1,184,396	$1,365,910
2/28/22	$1,202,512	$1,171,183	$1,360,497
3/31/22	$1,202,219	$1,138,645	$1,358,484
4/30/22	$1,196,287	$1,095,436	$1,346,669
5/31/22	$1,181,183	$1,102,499	$1,329,727
6/30/22	$1,137,175	$1,085,203	$1,283,172
7/31/22	$1,174,047	$1,111,719	$1,323,597
8/31/22	$1,173,990	$1,080,306	$1,325,824
9/30/22	$1,151,534	$1,033,630	$1,295,955
10/31/22	$1,172,096	$1,020,242	$1,317,461
11/30/22	$1,188,166	$1,057,762	$1,334,864
12/31/22	$1,190,000	$1,052,991	$1,335,622
1/31/23	$1,221,576	$1,085,385	$1,373,704
2/28/23	$1,220,283	$1,057,322	$1,373,956
3/31/23	$1,224,302	$1,084,180	$1,378,463
4/30/23	$1,230,696	$1,090,751	$1,390,981
5/31/23	$1,225,010	$1,078,874	$1,386,383
6/30/23	$1,244,074	$1,075,027	$1,413,025
7/31/23	$1,261,082	$1,074,277	$1,430,246
8/31/23	$1,270,808	$1,067,415	$1,443,110
9/30/23	$1,266,308	$1,040,290	$1,445,671
10/31/23	$1,259,511	$1,023,873	$1,437,359
11/30/23	$1,293,699	$1,070,241	$1,470,918
12/31/23	$1,327,465	$1,111,209	$1,504,409
1/31/24	$1,331,168	$1,108,157	$1,510,475
2/29/24	$1,341,179	$1,092,501	$1,522,362
3/31/24	$1,356,720	$1,102,589	$1,535,888
4/30/24	$1,358,288	$1,074,739	$1,536,163
5/31/24	$1,374,262	$1,092,959	$1,550,816
6/30/24	$1,380,391	$1,103,307	$1,559,971
7/31/24	$1,397,254	$1,129,077	$1,579,031
8/31/24	$1,411,787	$1,145,301	$1,595,635
9/30/24	$1,424,762	$1,160,636	$1,613,985
10/31/24	$1,429,470	$1,131,854	$1,620,219
11/30/24	$1,446,814	$1,143,821	$1,635,643
12/31/24	$1,451,843	$1,125,101	$1,639,596
1/31/25	$1,464,549	$1,131,070	$1,656,362
2/28/25	$1,468,078	$1,155,956	$1,662,554
3/31/25	$1,457,092	$1,156,391	$1,650,577

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.40%	6.64%	3.84%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	7.47%	8.64%	5.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 150,247,000
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 609,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$150,247
# of Portfolio Holdings	482
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	61.4%
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	2.6%
Common Stocks	0.4%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	3.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000098426
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Credit Fund
Class Name	I-2
Trading Symbol	PSRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Credit Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the high yield media sector, specifically overweight exposure to a local television station owner, contributed to performance, as spreads tightened.

  Security selection within the bank loan healthcare sector, specifically overweight exposure to a pharmaceutical manufacturer, contributed to performance, as spreads tightened.

  Security selection within the bank loan technology sector, specifically overweight exposure to an education software provider, contributed to performance, as spreads tightened.

  Security selection within the high yield healthcare sector, specifically overweight exposure to a for-profit hospital operator, detracted from performance, as spreads widened.

  Underweight exposure to U.S. duration detracted from performance, as interest rates fell.

  Underweight exposure to the high yield telecommunications sector detracted from performance, as the sector outperformed.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,006,064	$996,412	$1,009,372
5/31/15	$1,006,399	$994,012	$1,011,897
6/30/15	$1,003,216	$983,174	$1,006,202
7/31/15	$1,006,509	$990,008	$1,002,532
8/31/15	$1,000,500	$988,586	$991,468
9/30/15	$995,403	$995,273	$979,390
10/31/15	$997,637	$995,439	$988,123
11/30/15	$986,409	$992,809	$974,180
12/31/15	$979,089	$989,601	$959,192
1/31/16	$973,655	$1,003,219	$947,587
2/29/16	$971,864	$1,010,335	$945,745
3/31/16	$995,638	$1,019,605	$977,377
4/30/16	$1,008,653	$1,023,519	$1,003,285
5/31/16	$1,015,019	$1,023,781	$1,013,988
6/30/16	$1,014,899	$1,042,177	$1,019,099
7/31/16	$1,026,318	$1,048,765	$1,036,097
8/31/16	$1,033,663	$1,047,566	$1,049,894
9/30/16	$1,038,729	$1,046,952	$1,058,889
10/31/16	$1,041,877	$1,038,944	$1,065,219
11/30/16	$1,045,127	$1,014,369	$1,067,418
12/31/16	$1,053,896	$1,015,800	$1,083,239
1/31/17	$1,056,931	$1,017,793	$1,091,742
2/28/17	$1,061,272	$1,024,634	$1,102,418
3/31/17	$1,063,820	$1,024,097	$1,102,339
4/30/17	$1,069,038	$1,032,000	$1,109,167
5/31/17	$1,073,424	$1,039,943	$1,115,654
6/30/17	$1,072,674	$1,038,896	$1,116,707
7/31/17	$1,080,225	$1,043,367	$1,125,564
8/31/17	$1,080,561	$1,052,726	$1,125,340
9/30/17	$1,084,094	$1,047,712	$1,131,825
10/31/17	$1,089,983	$1,048,319	$1,137,566
11/30/17	$1,089,247	$1,046,973	$1,136,861
12/31/17	$1,092,868	$1,051,778	$1,140,946
1/31/18	$1,100,943	$1,039,665	$1,152,252
2/28/18	$1,098,961	$1,029,809	$1,151,287
3/31/18	$1,101,650	$1,036,414	$1,152,354
4/30/18	$1,106,598	$1,028,705	$1,159,130
5/31/18	$1,106,039	$1,036,047	$1,162,554
6/30/18	$1,106,609	$1,034,773	$1,165,049
7/31/18	$1,113,956	$1,035,019	$1,175,461
8/31/18	$1,119,417	$1,041,679	$1,181,811
9/30/18	$1,126,400	$1,034,971	$1,189,443
10/31/18	$1,124,926	$1,026,792	$1,182,272
11/30/18	$1,115,461	$1,032,921	$1,173,196
12/31/18	$1,085,164	$1,051,898	$1,147,792
1/31/19	$1,115,485	$1,063,068	$1,182,434
2/28/19	$1,134,407	$1,062,452	$1,200,038
3/31/19	$1,130,775	$1,082,853	$1,202,654
4/30/19	$1,149,602	$1,083,130	$1,217,856
5/31/19	$1,146,311	$1,102,358	$1,210,838
6/30/19	$1,150,208	$1,116,201	$1,221,776
7/31/19	$1,158,097	$1,118,657	$1,228,963
8/31/19	$1,157,930	$1,147,643	$1,227,557
9/30/19	$1,165,186	$1,141,531	$1,231,440
10/31/19	$1,162,380	$1,144,969	$1,229,299
11/30/19	$1,171,319	$1,144,386	$1,232,550
12/31/19	$1,185,691	$1,143,588	$1,254,268
1/31/20	$1,187,357	$1,165,596	$1,257,844
2/29/20	$1,171,531	$1,186,575	$1,239,865
3/31/20	$1,051,263	$1,179,592	$1,090,747
4/30/20	$1,077,787	$1,200,561	$1,130,343
5/31/20	$1,107,371	$1,206,151	$1,173,630
6/30/20	$1,103,179	$1,213,749	$1,189,035
7/31/20	$1,124,999	$1,231,878	$1,220,595
8/31/20	$1,134,623	$1,221,935	$1,237,409
9/30/20	$1,134,181	$1,221,265	$1,238,238
10/31/20	$1,131,376	$1,215,812	$1,241,929
11/30/20	$1,155,890	$1,227,742	$1,277,848
12/31/20	$1,167,954	$1,229,433	$1,298,314
1/31/21	$1,176,079	$1,220,618	$1,310,853
2/28/21	$1,178,181	$1,202,992	$1,319,993
3/31/21	$1,174,657	$1,187,971	$1,325,628
4/30/21	$1,180,156	$1,197,356	$1,335,055
5/31/21	$1,183,846	$1,201,268	$1,341,986
6/30/21	$1,189,779	$1,209,708	$1,351,255
7/31/21	$1,190,048	$1,223,233	$1,351,052
8/31/21	$1,195,192	$1,220,905	$1,357,775
9/30/21	$1,198,402	$1,210,334	$1,364,476
10/31/21	$1,197,668	$1,210,000	$1,366,388
11/30/21	$1,191,523	$1,213,580	$1,359,764
12/31/21	$1,206,122	$1,210,475	$1,372,817
1/31/22	$1,199,279	$1,184,396	$1,365,910
2/28/22	$1,194,262	$1,171,183	$1,360,497
3/31/22	$1,193,868	$1,138,645	$1,358,484
4/30/22	$1,187,878	$1,095,436	$1,346,669
5/31/22	$1,172,783	$1,102,499	$1,329,727
6/30/22	$1,128,989	$1,085,203	$1,283,172
7/31/22	$1,165,498	$1,111,719	$1,323,597
8/31/22	$1,165,345	$1,080,306	$1,325,824
9/30/22	$1,142,956	$1,033,630	$1,295,955
10/31/22	$1,163,277	$1,020,242	$1,317,461
11/30/22	$1,179,129	$1,057,762	$1,334,864
12/31/22	$1,180,845	$1,052,991	$1,335,622
1/31/23	$1,212,082	$1,085,385	$1,373,704
2/28/23	$1,210,709	$1,057,322	$1,373,956
3/31/23	$1,214,590	$1,084,180	$1,378,463
4/30/23	$1,220,848	$1,090,751	$1,390,981
5/31/23	$1,215,104	$1,078,874	$1,386,383
6/30/23	$1,233,902	$1,075,027	$1,413,025
7/31/23	$1,250,672	$1,074,277	$1,430,246
8/31/23	$1,260,212	$1,067,415	$1,443,110
9/30/23	$1,255,638	$1,040,290	$1,445,671
10/31/23	$1,248,784	$1,023,873	$1,437,359
11/30/23	$1,282,574	$1,070,241	$1,470,918
12/31/23	$1,315,968	$1,111,209	$1,504,409
1/31/24	$1,319,531	$1,108,157	$1,510,475
2/29/24	$1,329,350	$1,092,501	$1,522,362
3/31/24	$1,344,653	$1,102,589	$1,535,888
4/30/24	$1,346,097	$1,074,739	$1,536,163
5/31/24	$1,361,806	$1,092,959	$1,550,816
6/30/24	$1,367,772	$1,103,307	$1,559,971
7/31/24	$1,384,364	$1,129,077	$1,579,031
8/31/24	$1,398,639	$1,145,301	$1,595,635
9/30/24	$1,411,334	$1,160,636	$1,613,985
10/31/24	$1,415,875	$1,131,854	$1,620,219
11/30/24	$1,432,936	$1,143,821	$1,635,643
12/31/24	$1,437,786	$1,125,101	$1,639,596
1/31/25	$1,450,243	$1,131,070	$1,656,362
2/28/25	$1,453,629	$1,155,956	$1,662,554
3/31/25	$1,442,637	$1,156,391	$1,650,577

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.29%	6.53%	3.73%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
50% ICE BofA 1-5 Year US High Yield Constrained Index; 50% J.P. Morgan Leveraged Loan Index	7.47%	8.64%	5.14%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 150,247,000
Holdings Count | Holding	482
Advisory Fees Paid, Amount	$ 609,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$150,247
# of Portfolio Holdings	482
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$609
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Loan Participations and Assignments	61.4%
Corporate Bonds & Notes	30.1%
U.S. Treasury Obligations	2.6%
Common Stocks	0.4%
Affiliated Investments	2.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	3.2%
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026513
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class A
Trading Symbol	PFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$9,775	$10,000	$10,000
4/30/15	$9,928	$9,964	$10,009
5/31/15	$9,965	$9,940	$10,017
6/30/15	$9,894	$9,832	$10,014
7/31/15	$9,877	$9,900	$10,020
8/31/15	$9,697	$9,886	$10,014
9/30/15	$9,422	$9,953	$10,043
10/31/15	$9,719	$9,954	$10,040
11/30/15	$9,686	$9,928	$10,021
12/31/15	$9,558	$9,896	$10,007
1/31/16	$9,341	$10,032	$10,060
2/29/16	$9,188	$10,103	$10,069
3/31/16	$9,504	$10,196	$10,105
4/30/16	$9,759	$10,235	$10,119
5/31/16	$9,862	$10,238	$10,113
6/30/16	$9,903	$10,422	$10,173
7/31/16	$10,119	$10,488	$10,175
8/31/16	$10,284	$10,476	$10,165
9/30/16	$10,339	$10,470	$10,177
10/31/16	$10,429	$10,389	$10,173
11/30/16	$10,417	$10,144	$10,132
12/31/16	$10,600	$10,158	$10,138
1/31/17	$10,694	$10,178	$10,157
2/28/17	$10,771	$10,246	$10,174
3/31/17	$10,834	$10,241	$10,180
4/30/17	$10,894	$10,320	$10,199
5/31/17	$10,968	$10,399	$10,216
6/30/17	$10,991	$10,389	$10,212
7/31/17	$11,053	$10,434	$10,238
8/31/17	$11,105	$10,527	$10,259
9/30/17	$11,132	$10,477	$10,247
10/31/17	$11,172	$10,483	$10,244
11/30/17	$11,171	$10,470	$10,223
12/31/17	$11,196	$10,518	$10,226
1/31/18	$11,205	$10,397	$10,199
2/28/18	$11,191	$10,298	$10,189
3/31/18	$11,254	$10,364	$10,205
4/30/18	$11,252	$10,287	$10,195
5/31/18	$11,252	$10,360	$10,233
6/30/18	$11,251	$10,348	$10,234
7/31/18	$11,315	$10,350	$10,240
8/31/18	$11,306	$10,417	$10,276
9/30/18	$11,332	$10,350	$10,269
10/31/18	$11,333	$10,268	$10,280
11/30/18	$11,311	$10,329	$10,310
12/31/18	$11,324	$10,519	$10,390
1/31/19	$11,488	$10,631	$10,431
2/28/19	$11,561	$10,625	$10,448
3/31/19	$11,624	$10,829	$10,516
4/30/19	$11,713	$10,831	$10,540
5/31/19	$11,711	$11,024	$10,614
6/30/19	$11,828	$11,162	$10,673
7/31/19	$11,865	$11,187	$10,669
8/31/19	$11,741	$11,476	$10,753
9/30/19	$11,798	$11,415	$10,748
10/31/19	$11,856	$11,450	$10,784
11/30/19	$11,899	$11,444	$10,785
12/31/19	$12,033	$11,436	$10,809
1/31/20	$12,064	$11,656	$10,870
2/29/20	$11,996	$11,866	$10,959
3/31/20	$11,237	$11,796	$11,003
4/30/20	$11,480	$12,006	$11,063
5/31/20	$11,709	$12,062	$11,084
6/30/20	$11,854	$12,137	$11,100
7/31/20	$12,013	$12,319	$11,116
8/31/20	$12,144	$12,219	$11,118
9/30/20	$12,118	$12,213	$11,117
10/31/20	$12,163	$12,158	$11,117
11/30/20	$12,396	$12,277	$11,128
12/31/20	$12,557	$12,294	$11,142
1/31/21	$12,611	$12,206	$11,147
2/28/21	$12,621	$12,030	$11,140
3/31/21	$12,617	$11,880	$11,134
4/30/21	$12,685	$11,974	$11,143
5/31/21	$12,710	$12,013	$11,156
6/30/21	$12,735	$12,097	$11,140
7/31/21	$12,731	$12,232	$11,159
8/31/21	$12,771	$12,209	$11,159
9/30/21	$12,781	$12,103	$11,150
10/31/21	$12,747	$12,100	$11,113
11/30/21	$12,684	$12,136	$11,104
12/31/21	$12,804	$12,105	$11,087
1/31/22	$12,710	$11,844	$11,008
2/28/22	$12,498	$11,712	$10,959
3/31/22	$12,374	$11,386	$10,810
4/30/22	$12,191	$10,954	$10,750
5/31/22	$12,232	$11,025	$10,816
6/30/22	$11,920	$10,852	$10,741
7/31/22	$12,224	$11,117	$10,798
8/31/22	$12,183	$10,803	$10,711
9/30/22	$11,838	$10,336	$10,580
10/31/22	$11,887	$10,202	$10,566
11/30/22	$12,150	$10,578	$10,653
12/31/22	$12,191	$10,530	$10,674
1/31/23	$12,489	$10,854	$10,762
2/28/23	$12,394	$10,573	$10,681
3/31/23	$12,378	$10,842	$10,836
4/30/23	$12,426	$10,908	$10,873
5/31/23	$12,442	$10,789	$10,840
6/30/23	$12,602	$10,750	$10,797
7/31/23	$12,731	$10,743	$10,843
8/31/23	$12,698	$10,674	$10,883
9/30/23	$12,633	$10,403	$10,876
10/31/23	$12,519	$10,239	$10,911
11/30/23	$12,829	$10,702	$11,038
12/31/23	$13,075	$11,112	$11,171
1/31/24	$13,174	$11,082	$11,215
2/29/24	$13,207	$10,925	$11,176
3/31/24	$13,339	$11,026	$11,222
4/30/24	$13,256	$10,747	$11,184
5/31/24	$13,439	$10,930	$11,265
6/30/24	$13,482	$11,033	$11,328
7/31/24	$13,693	$11,291	$11,462
8/31/24	$13,770	$11,453	$11,567
9/30/24	$13,915	$11,606	$11,663
10/31/24	$13,804	$11,319	$11,596
11/30/24	$13,985	$11,438	$11,635
12/31/24	$13,953	$11,251	$11,661
1/31/25	$14,119	$11,311	$11,714
2/28/25	$14,303	$11,560	$11,797
3/31/25	$14,330	$11,564	$11,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	7.42%	4.98%	3.90%
Class A (including sales charge)	5.06%	4.51%	3.66%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,395,382,000
Holdings Count | Holding	2,734
Advisory Fees Paid, Amount	$ 31,314,000
InvestmentCompanyPortfolioTurnover	719.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026514
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class C
Trading Symbol	PFNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	1.23%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,154	$9,964	$10,009
5/31/15	$10,189	$9,940	$10,017
6/30/15	$10,114	$9,832	$10,014
7/31/15	$10,094	$9,900	$10,020
8/31/15	$9,907	$9,886	$10,014
9/30/15	$9,625	$9,953	$10,043
10/31/15	$9,925	$9,954	$10,040
11/30/15	$9,889	$9,928	$10,021
12/31/15	$9,755	$9,896	$10,007
1/31/16	$9,532	$10,032	$10,060
2/29/16	$9,374	$10,103	$10,069
3/31/16	$9,694	$10,196	$10,105
4/30/16	$9,951	$10,235	$10,119
5/31/16	$10,054	$10,238	$10,113
6/30/16	$10,093	$10,422	$10,173
7/31/16	$10,311	$10,488	$10,175
8/31/16	$10,476	$10,476	$10,165
9/30/16	$10,529	$10,470	$10,177
10/31/16	$10,618	$10,389	$10,173
11/30/16	$10,604	$10,144	$10,132
12/31/16	$10,787	$10,158	$10,138
1/31/17	$10,880	$10,178	$10,157
2/28/17	$10,956	$10,246	$10,174
3/31/17	$11,017	$10,241	$10,180
4/30/17	$11,075	$10,320	$10,199
5/31/17	$11,147	$10,399	$10,216
6/30/17	$11,169	$10,389	$10,212
7/31/17	$11,229	$10,434	$10,238
8/31/17	$11,279	$10,527	$10,259
9/30/17	$11,303	$10,477	$10,247
10/31/17	$11,341	$10,483	$10,244
11/30/17	$11,337	$10,470	$10,223
12/31/17	$11,360	$10,518	$10,226
1/31/18	$11,366	$10,397	$10,199
2/28/18	$11,349	$10,298	$10,189
3/31/18	$11,410	$10,364	$10,205
4/30/18	$11,406	$10,287	$10,195
5/31/18	$11,403	$10,360	$10,233
6/30/18	$11,399	$10,348	$10,234
7/31/18	$11,461	$10,350	$10,240
8/31/18	$11,448	$10,417	$10,276
9/30/18	$11,472	$10,350	$10,269
10/31/18	$11,470	$10,268	$10,280
11/30/18	$11,445	$10,329	$10,310
12/31/18	$11,455	$10,519	$10,390
1/31/19	$11,618	$10,631	$10,431
2/28/19	$11,690	$10,625	$10,448
3/31/19	$11,750	$10,829	$10,516
4/30/19	$11,837	$10,831	$10,540
5/31/19	$11,832	$11,024	$10,614
6/30/19	$11,948	$11,162	$10,673
7/31/19	$11,982	$11,187	$10,669
8/31/19	$11,853	$11,476	$10,753
9/30/19	$11,908	$11,415	$10,748
10/31/19	$11,963	$11,450	$10,784
11/30/19	$12,004	$11,444	$10,785
12/31/19	$12,137	$11,436	$10,809
1/31/20	$12,164	$11,656	$10,870
2/29/20	$12,093	$11,866	$10,959
3/31/20	$11,325	$11,796	$11,003
4/30/20	$11,567	$12,006	$11,063
5/31/20	$11,795	$12,062	$11,084
6/30/20	$11,937	$12,137	$11,100
7/31/20	$12,095	$12,319	$11,116
8/31/20	$12,224	$12,219	$11,118
9/30/20	$12,194	$12,213	$11,117
10/31/20	$12,237	$12,158	$11,117
11/30/20	$12,468	$12,277	$11,128
12/31/20	$12,627	$12,294	$11,142
1/31/21	$12,678	$12,206	$11,147
2/28/21	$12,685	$12,030	$11,140
3/31/21	$12,677	$11,880	$11,134
4/30/21	$12,743	$11,974	$11,143
5/31/21	$12,765	$12,013	$11,156
6/30/21	$12,787	$12,097	$11,140
7/31/21	$12,779	$12,232	$11,159
8/31/21	$12,816	$12,209	$11,159
9/30/21	$12,823	$12,103	$11,150
10/31/21	$12,786	$12,100	$11,113
11/30/21	$12,720	$12,136	$11,104
12/31/21	$12,836	$12,105	$11,087
1/31/22	$12,740	$11,844	$11,008
2/28/22	$12,523	$11,712	$10,959
3/31/22	$12,396	$11,386	$10,810
4/30/22	$12,210	$10,954	$10,750
5/31/22	$12,247	$11,025	$10,816
6/30/22	$11,932	$10,852	$10,741
7/31/22	$12,234	$11,117	$10,798
8/31/22	$12,189	$10,803	$10,711
9/30/22	$11,841	$10,336	$10,580
10/31/22	$11,888	$10,202	$10,566
11/30/22	$12,147	$10,578	$10,653
12/31/22	$12,185	$10,530	$10,674
1/31/23	$12,481	$10,854	$10,762
2/28/23	$12,383	$10,573	$10,681
3/31/23	$12,364	$10,842	$10,836
4/30/23	$12,408	$10,908	$10,873
5/31/23	$12,421	$10,789	$10,840
6/30/23	$12,578	$10,750	$10,797
7/31/23	$12,703	$10,743	$10,843
8/31/23	$12,667	$10,674	$10,883
9/30/23	$12,599	$10,403	$10,876
10/31/23	$12,482	$10,239	$10,911
11/30/23	$12,789	$10,702	$11,038
12/31/23	$13,030	$11,112	$11,171
1/31/24	$13,125	$11,082	$11,215
2/29/24	$13,155	$10,925	$11,176
3/31/24	$13,284	$11,026	$11,222
4/30/24	$13,197	$10,747	$11,184
5/31/24	$13,376	$10,930	$11,265
6/30/24	$13,415	$11,033	$11,328
7/31/24	$13,622	$11,291	$11,462
8/31/24	$13,695	$11,453	$11,567
9/30/24	$13,836	$11,606	$11,663
10/31/24	$13,723	$11,319	$11,596
11/30/24	$13,899	$11,438	$11,635
12/31/24	$13,864	$11,251	$11,661
1/31/25	$14,025	$11,311	$11,714
2/28/25	$14,204	$11,560	$11,797
3/31/25	$14,227	$11,564	$11,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	7.10%	4.67%	3.59%
Class C (including sales charge)	6.10%	4.67%	3.59%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,395,382,000
Holdings Count | Holding	2,734
Advisory Fees Paid, Amount	$ 31,314,000
InvestmentCompanyPortfolioTurnover	719.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000222832
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Class C-2
Trading Symbol	PLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C-2	$148	1.43%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C-2 (excluding sales charge)	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,153	$9,964	$10,009
5/31/15	$10,187	$9,940	$10,017
6/30/15	$10,110	$9,832	$10,014
7/31/15	$10,088	$9,900	$10,020
8/31/15	$9,901	$9,886	$10,014
9/30/15	$9,617	$9,953	$10,043
10/31/15	$9,916	$9,954	$10,040
11/30/15	$9,879	$9,928	$10,021
12/31/15	$9,744	$9,896	$10,007
1/31/16	$9,519	$10,032	$10,060
2/29/16	$9,360	$10,103	$10,069
3/31/16	$9,678	$10,196	$10,105
4/30/16	$9,933	$10,235	$10,119
5/31/16	$10,035	$10,238	$10,113
6/30/16	$10,072	$10,422	$10,173
7/31/16	$10,288	$10,488	$10,175
8/31/16	$10,452	$10,476	$10,165
9/30/16	$10,504	$10,470	$10,177
10/31/16	$10,591	$10,389	$10,173
11/30/16	$10,575	$10,144	$10,132
12/31/16	$10,757	$10,158	$10,138
1/31/17	$10,848	$10,178	$10,157
2/28/17	$10,921	$10,246	$10,174
3/31/17	$10,980	$10,241	$10,180
4/30/17	$11,035	$10,320	$10,199
5/31/17	$11,105	$10,399	$10,216
6/30/17	$11,124	$10,389	$10,212
7/31/17	$11,181	$10,434	$10,238
8/31/17	$11,229	$10,527	$10,259
9/30/17	$11,251	$10,477	$10,247
10/31/17	$11,285	$10,483	$10,244
11/30/17	$11,279	$10,470	$10,223
12/31/17	$11,300	$10,518	$10,226
1/31/18	$11,303	$10,397	$10,199
2/28/18	$11,284	$10,298	$10,189
3/31/18	$11,342	$10,364	$10,205
4/30/18	$11,335	$10,287	$10,195
5/31/18	$11,330	$10,360	$10,233
6/30/18	$11,324	$10,348	$10,234
7/31/18	$11,383	$10,350	$10,240
8/31/18	$11,369	$10,417	$10,276
9/30/18	$11,389	$10,350	$10,269
10/31/18	$11,386	$10,268	$10,280
11/30/18	$11,359	$10,329	$10,310
12/31/18	$11,367	$10,519	$10,390
1/31/19	$11,527	$10,631	$10,431
2/28/19	$11,595	$10,625	$10,448
3/31/19	$11,654	$10,829	$10,516
4/30/19	$11,738	$10,831	$10,540
5/31/19	$11,731	$11,024	$10,614
6/30/19	$11,843	$11,162	$10,673
7/31/19	$11,875	$11,187	$10,669
8/31/19	$11,746	$11,476	$10,753
9/30/19	$11,798	$11,415	$10,748
10/31/19	$11,851	$11,450	$10,784
11/30/19	$11,889	$11,444	$10,785
12/31/19	$12,018	$11,436	$10,809
1/31/20	$12,043	$11,656	$10,870
2/29/20	$11,971	$11,866	$10,959
3/31/20	$11,209	$11,796	$11,003
4/30/20	$11,446	$12,006	$11,063
5/31/20	$11,670	$12,062	$11,084
6/30/20	$11,809	$12,137	$11,100
7/31/20	$11,962	$12,319	$11,116
8/31/20	$12,087	$12,219	$11,118
9/30/20	$12,056	$12,213	$11,117
10/31/20	$12,096	$12,158	$11,117
11/30/20	$12,323	$12,277	$11,128
12/31/20	$12,478	$12,294	$11,142
1/31/21	$12,526	$12,206	$11,147
2/28/21	$12,531	$12,030	$11,140
3/31/21	$12,521	$11,880	$11,134
4/30/21	$12,584	$11,974	$11,143
5/31/21	$12,604	$12,013	$11,156
6/30/21	$12,623	$12,097	$11,140
7/31/21	$12,614	$12,232	$11,159
8/31/21	$12,648	$12,209	$11,159
9/30/21	$12,653	$12,103	$11,150
10/31/21	$12,614	$12,100	$11,113
11/30/21	$12,546	$12,136	$11,104
12/31/21	$12,660	$12,105	$11,087
1/31/22	$12,562	$11,844	$11,008
2/28/22	$12,347	$11,712	$10,959
3/31/22	$12,219	$11,386	$10,810
4/30/22	$12,033	$10,954	$10,750
5/31/22	$12,068	$11,025	$10,816
6/30/22	$11,756	$10,852	$10,741
7/31/22	$12,051	$11,117	$10,798
8/31/22	$12,005	$10,803	$10,711
9/30/22	$11,661	$10,336	$10,580
10/31/22	$11,704	$10,202	$10,566
11/30/22	$11,958	$10,578	$10,653
12/31/22	$11,993	$10,530	$10,674
1/31/23	$12,282	$10,854	$10,762
2/28/23	$12,183	$10,573	$10,681
3/31/23	$12,163	$10,842	$10,836
4/30/23	$12,204	$10,908	$10,873
5/31/23	$12,215	$10,789	$10,840
6/30/23	$12,367	$10,750	$10,797
7/31/23	$12,488	$10,743	$10,843
8/31/23	$12,451	$10,674	$10,883
9/30/23	$12,382	$10,403	$10,876
10/31/23	$12,265	$10,239	$10,911
11/30/23	$12,564	$10,702	$11,038
12/31/23	$12,800	$11,112	$11,171
1/31/24	$12,891	$11,082	$11,215
2/29/24	$12,917	$10,925	$11,176
3/31/24	$13,042	$11,026	$11,222
4/30/24	$12,955	$10,747	$11,184
5/31/24	$13,129	$10,930	$11,265
6/30/24	$13,165	$11,033	$11,328
7/31/24	$13,365	$11,291	$11,462
8/31/24	$13,435	$11,453	$11,567
9/30/24	$13,571	$11,606	$11,663
10/31/24	$13,457	$11,319	$11,596
11/30/24	$13,628	$11,438	$11,635
12/31/24	$13,591	$11,251	$11,661
1/31/25	$13,747	$11,311	$11,714
2/28/25	$13,920	$11,560	$11,797
3/31/25	$13,940	$11,564	$11,851

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C-2 (excluding sales charge)	6.89%	4.46%	3.38%
Class C-2 (including sales charge)	5.89%	4.46%	3.38%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,395,382,000
Holdings Count | Holding	2,734
Advisory Fees Paid, Amount	$ 31,314,000
InvestmentCompanyPortfolioTurnover	719.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200437
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	I-3
Trading Symbol	PFNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,015,949	$996,412	$1,000,855
5/31/15	$1,019,995	$994,012	$1,001,654
6/30/15	$1,012,951	$983,174	$1,001,367
7/31/15	$1,011,513	$990,008	$1,001,988
8/31/15	$993,355	$988,586	$1,001,378
9/30/15	$965,513	$995,273	$1,004,343
10/31/15	$996,207	$995,439	$1,003,996
11/30/15	$993,087	$992,809	$1,002,110
12/31/15	$980,212	$989,601	$1,000,748
1/31/16	$958,261	$1,003,219	$1,005,954
2/29/16	$942,779	$1,010,335	$1,006,904
3/31/16	$975,475	$1,019,605	$1,010,496
4/30/16	$1,001,878	$1,023,519	$1,011,926
5/31/16	$1,012,764	$1,023,781	$1,011,278
6/30/16	$1,017,200	$1,042,177	$1,017,346
7/31/16	$1,039,707	$1,048,765	$1,017,525
8/31/16	$1,056,913	$1,047,566	$1,016,481
9/30/16	$1,062,873	$1,046,952	$1,017,661
10/31/16	$1,072,408	$1,038,944	$1,017,342
11/30/16	$1,071,510	$1,014,369	$1,013,225
12/31/16	$1,090,680	$1,015,800	$1,013,832
1/31/17	$1,100,614	$1,017,793	$1,015,733
2/28/17	$1,108,733	$1,024,634	$1,017,371
3/31/17	$1,115,473	$1,024,097	$1,017,981
4/30/17	$1,121,771	$1,032,000	$1,019,863
5/31/17	$1,129,601	$1,039,943	$1,021,610
6/30/17	$1,132,303	$1,038,896	$1,021,187
7/31/17	$1,138,889	$1,043,367	$1,023,829
8/31/17	$1,144,447	$1,052,726	$1,025,915
9/30/17	$1,147,433	$1,047,712	$1,024,667
10/31/17	$1,151,734	$1,048,319	$1,024,431
11/30/17	$1,151,887	$1,046,973	$1,022,271
12/31/17	$1,154,718	$1,051,778	$1,022,600
1/31/18	$1,155,842	$1,039,665	$1,019,853
2/28/18	$1,154,587	$1,029,809	$1,018,886
3/31/18	$1,161,347	$1,036,414	$1,020,509
4/30/18	$1,161,386	$1,028,705	$1,019,458
5/31/18	$1,161,615	$1,036,047	$1,023,295
6/30/18	$1,161,759	$1,034,773	$1,023,417
7/31/18	$1,168,670	$1,035,019	$1,023,992
8/31/18	$1,167,951	$1,041,679	$1,027,606
9/30/18	$1,170,845	$1,034,971	$1,026,878
10/31/18	$1,171,245	$1,026,792	$1,027,964
11/30/18	$1,169,187	$1,032,921	$1,030,984
12/31/18	$1,170,766	$1,051,898	$1,038,997
1/31/19	$1,187,992	$1,063,068	$1,043,120
2/28/19	$1,195,766	$1,062,452	$1,044,754
3/31/19	$1,202,552	$1,082,853	$1,051,634
4/30/19	$1,212,014	$1,083,130	$1,053,996
5/31/19	$1,212,023	$1,102,358	$1,061,396
6/30/19	$1,224,415	$1,116,201	$1,067,264
7/31/19	$1,228,538	$1,118,657	$1,066,905
8/31/19	$1,215,902	$1,147,643	$1,075,278
9/30/19	$1,222,093	$1,141,531	$1,074,794
10/31/19	$1,228,297	$1,144,969	$1,078,449
11/30/19	$1,233,085	$1,144,386	$1,078,453
12/31/19	$1,247,200	$1,143,588	$1,080,946
1/31/20	$1,250,606	$1,165,596	$1,087,040
2/29/20	$1,243,817	$1,186,575	$1,095,891
3/31/20	$1,165,381	$1,179,592	$1,100,292
4/30/20	$1,190,840	$1,200,561	$1,106,313
5/31/20	$1,214,891	$1,206,151	$1,108,409
6/30/20	$1,230,139	$1,213,749	$1,109,966
7/31/20	$1,246,912	$1,231,878	$1,111,633
8/31/20	$1,260,764	$1,221,935	$1,111,808
9/30/20	$1,258,297	$1,221,265	$1,111,731
10/31/20	$1,263,280	$1,215,812	$1,111,688
11/30/20	$1,287,712	$1,227,742	$1,112,783
12/31/20	$1,304,709	$1,229,433	$1,114,233
1/31/21	$1,310,560	$1,220,618	$1,114,669
2/28/21	$1,311,902	$1,202,992	$1,113,964
3/31/21	$1,311,735	$1,187,971	$1,113,399
4/30/21	$1,319,134	$1,197,356	$1,114,297
5/31/21	$1,322,001	$1,201,268	$1,115,631
6/30/21	$1,324,872	$1,209,708	$1,113,963
7/31/21	$1,324,705	$1,223,233	$1,115,894
8/31/21	$1,329,121	$1,220,905	$1,115,905
9/30/21	$1,330,484	$1,210,334	$1,114,974
10/31/21	$1,327,250	$1,210,000	$1,111,338
11/30/21	$1,320,938	$1,213,580	$1,110,411
12/31/21	$1,333,664	$1,210,475	$1,108,735
1/31/22	$1,324,213	$1,184,396	$1,100,794
2/28/22	$1,302,333	$1,171,183	$1,095,868
3/31/22	$1,289,750	$1,138,645	$1,080,973
4/30/22	$1,270,898	$1,095,436	$1,074,960
5/31/22	$1,275,433	$1,102,499	$1,081,559
6/30/22	$1,243,193	$1,085,203	$1,074,084
7/31/22	$1,275,216	$1,111,719	$1,079,801
8/31/22	$1,271,120	$1,080,306	$1,071,140
9/30/22	$1,235,438	$1,033,630	$1,057,965
10/31/22	$1,240,817	$1,020,242	$1,056,598
11/30/22	$1,268,462	$1,057,762	$1,065,346
12/31/22	$1,273,018	$1,052,991	$1,067,450
1/31/23	$1,304,482	$1,085,385	$1,076,152
2/28/23	$1,294,815	$1,057,322	$1,068,116
3/31/23	$1,293,423	$1,084,180	$1,083,589
4/30/23	$1,298,658	$1,090,751	$1,087,306
5/31/23	$1,300,583	$1,078,874	$1,084,028
6/30/23	$1,317,594	$1,075,027	$1,079,682
7/31/23	$1,331,321	$1,074,277	$1,084,292
8/31/23	$1,328,211	$1,067,415	$1,088,287
9/30/23	$1,321,677	$1,040,290	$1,087,632
10/31/23	$1,310,031	$1,023,873	$1,091,116
11/30/23	$1,342,764	$1,070,241	$1,103,805
12/31/23	$1,368,767	$1,111,209	$1,117,074
1/31/24	$1,379,384	$1,108,157	$1,121,506
2/29/24	$1,383,098	$1,092,501	$1,117,611
3/31/24	$1,397,255	$1,102,589	$1,122,153
4/30/24	$1,388,799	$1,074,739	$1,118,352
5/31/24	$1,408,316	$1,092,959	$1,126,508
6/30/24	$1,413,056	$1,103,307	$1,132,808
7/31/24	$1,435,507	$1,129,077	$1,146,247
8/31/24	$1,443,845	$1,145,301	$1,156,696
9/30/24	$1,459,353	$1,160,636	$1,166,291
10/31/24	$1,448,066	$1,131,854	$1,159,585
11/30/24	$1,467,317	$1,143,821	$1,163,511
12/31/24	$1,464,273	$1,125,101	$1,166,085
1/31/25	$1,481,976	$1,131,070	$1,171,389
2/28/25	$1,501,601	$1,155,956	$1,179,676
3/31/25	$1,504,729	$1,156,391	$1,185,090

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	7.69%	5.24%	4.17%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,395,382,000
Holdings Count | Holding	2,734
Advisory Fees Paid, Amount	$ 31,314,000
InvestmentCompanyPortfolioTurnover	719.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026511
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	Institutional Class
Trading Symbol	PFIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,016,007	$996,412	$1,000,855
5/31/15	$1,020,114	$994,012	$1,001,654
6/30/15	$1,013,128	$983,174	$1,001,367
7/31/15	$1,011,749	$990,008	$1,001,988
8/31/15	$993,646	$988,586	$1,001,378
9/30/15	$965,853	$995,273	$1,004,343
10/31/15	$996,616	$995,439	$1,003,996
11/30/15	$993,553	$992,809	$1,002,110
12/31/15	$980,729	$989,601	$1,000,748
1/31/16	$958,824	$1,003,219	$1,005,954
2/29/16	$943,385	$1,010,335	$1,006,904
3/31/16	$976,159	$1,019,605	$1,010,496
4/30/16	$1,002,638	$1,023,519	$1,011,926
5/31/16	$1,013,591	$1,023,781	$1,011,278
6/30/16	$1,018,089	$1,042,177	$1,017,346
7/31/16	$1,040,676	$1,048,765	$1,017,525
8/31/16	$1,057,961	$1,047,566	$1,016,481
9/30/16	$1,063,988	$1,046,952	$1,017,661
10/31/16	$1,073,596	$1,038,944	$1,017,342
11/30/16	$1,072,759	$1,014,369	$1,013,225
12/31/16	$1,092,015	$1,015,800	$1,013,832
1/31/17	$1,102,053	$1,017,793	$1,015,733
2/28/17	$1,110,327	$1,024,634	$1,017,371
3/31/17	$1,117,237	$1,024,097	$1,017,981
4/30/17	$1,123,702	$1,032,000	$1,019,863
5/31/17	$1,131,707	$1,039,943	$1,021,610
6/30/17	$1,134,572	$1,038,896	$1,021,187
7/31/17	$1,141,336	$1,043,367	$1,023,829
8/31/17	$1,147,070	$1,052,726	$1,025,915
9/30/17	$1,150,224	$1,047,712	$1,024,667
10/31/17	$1,154,701	$1,048,319	$1,024,431
11/30/17	$1,155,016	$1,046,973	$1,022,271
12/31/17	$1,158,021	$1,051,778	$1,022,600
1/31/18	$1,159,316	$1,039,665	$1,019,853
2/28/18	$1,158,208	$1,029,809	$1,018,886
3/31/18	$1,165,156	$1,036,414	$1,020,509
4/30/18	$1,165,349	$1,028,705	$1,019,458
5/31/18	$1,165,764	$1,036,047	$1,023,295
6/30/18	$1,166,017	$1,034,773	$1,023,417
7/31/18	$1,173,063	$1,035,019	$1,023,992
8/31/18	$1,172,505	$1,041,679	$1,027,606
9/30/18	$1,175,530	$1,034,971	$1,026,878
10/31/18	$1,176,083	$1,026,792	$1,027,964
11/30/18	$1,174,168	$1,032,921	$1,030,984
12/31/18	$1,175,909	$1,051,898	$1,038,997
1/31/19	$1,193,353	$1,063,068	$1,043,120
2/28/19	$1,201,295	$1,062,452	$1,044,754
3/31/19	$1,208,268	$1,082,853	$1,051,634
4/30/19	$1,217,919	$1,083,130	$1,053,996
5/31/19	$1,218,094	$1,102,358	$1,061,396
6/30/19	$1,230,688	$1,116,201	$1,067,264
7/31/19	$1,234,993	$1,118,657	$1,066,905
8/31/19	$1,222,458	$1,147,643	$1,075,278
9/30/19	$1,228,835	$1,141,531	$1,074,794
10/31/19	$1,235,231	$1,144,969	$1,078,449
11/30/19	$1,240,204	$1,144,386	$1,078,453
12/31/19	$1,254,586	$1,143,588	$1,080,946
1/31/20	$1,258,168	$1,165,596	$1,087,040
2/29/20	$1,251,496	$1,186,575	$1,095,891
3/31/20	$1,172,744	$1,179,592	$1,100,292
4/30/20	$1,198,486	$1,200,561	$1,106,313
5/31/20	$1,222,825	$1,206,151	$1,108,409
6/30/20	$1,238,333	$1,213,749	$1,109,966
7/31/20	$1,255,375	$1,231,878	$1,111,633
8/31/20	$1,269,481	$1,221,935	$1,111,808
9/30/20	$1,267,161	$1,221,265	$1,111,731
10/31/20	$1,272,341	$1,215,812	$1,111,688
11/30/20	$1,297,110	$1,227,742	$1,112,783
12/31/20	$1,314,400	$1,229,433	$1,114,233
1/31/21	$1,320,457	$1,220,618	$1,114,669
2/28/21	$1,321,975	$1,202,992	$1,113,964
3/31/21	$1,321,975	$1,187,971	$1,113,399
4/30/21	$1,329,598	$1,197,356	$1,114,297
5/31/21	$1,332,655	$1,201,268	$1,115,631
6/30/21	$1,335,719	$1,209,708	$1,113,963
7/31/21	$1,335,719	$1,223,233	$1,115,894
8/31/21	$1,340,335	$1,220,905	$1,115,905
9/30/21	$1,341,877	$1,210,334	$1,114,974
10/31/21	$1,338,786	$1,210,000	$1,111,338
11/30/21	$1,332,587	$1,213,580	$1,110,411
12/31/21	$1,345,593	$1,210,475	$1,108,735
1/31/22	$1,336,227	$1,184,396	$1,100,794
2/28/22	$1,314,321	$1,171,183	$1,095,868
3/31/22	$1,301,774	$1,138,645	$1,080,973
4/30/22	$1,282,908	$1,095,436	$1,074,960
5/31/22	$1,287,636	$1,102,499	$1,081,559
6/30/22	$1,255,248	$1,085,203	$1,074,084
7/31/22	$1,287,738	$1,111,719	$1,079,801
8/31/22	$1,283,764	$1,080,306	$1,071,140
9/30/22	$1,247,882	$1,033,630	$1,057,965
10/31/22	$1,253,482	$1,020,242	$1,056,598
11/30/22	$1,281,569	$1,057,762	$1,065,346
12/31/22	$1,286,328	$1,052,991	$1,067,450
1/31/23	$1,318,279	$1,085,385	$1,076,152
2/28/23	$1,308,696	$1,057,322	$1,068,116
3/31/23	$1,307,441	$1,084,180	$1,083,589
4/30/23	$1,312,902	$1,090,751	$1,087,306
5/31/23	$1,315,012	$1,078,874	$1,084,028
6/30/23	$1,332,381	$1,075,027	$1,079,682
7/31/23	$1,346,420	$1,074,277	$1,084,292
8/31/23	$1,343,430	$1,067,415	$1,088,287
9/30/23	$1,337,003	$1,040,290	$1,087,632
10/31/23	$1,325,373	$1,023,873	$1,091,116
11/30/23	$1,358,680	$1,070,241	$1,103,805
12/31/23	$1,385,176	$1,111,209	$1,117,074
1/31/24	$1,396,080	$1,108,157	$1,121,506
2/29/24	$1,400,021	$1,092,501	$1,117,611
3/31/24	$1,414,531	$1,102,589	$1,122,153
4/30/24	$1,406,143	$1,074,739	$1,118,352
5/31/24	$1,426,091	$1,092,959	$1,126,508
6/30/24	$1,431,077	$1,103,307	$1,132,808
7/31/24	$1,453,974	$1,129,077	$1,146,247
8/31/24	$1,462,601	$1,145,301	$1,156,696
9/30/24	$1,478,491	$1,160,636	$1,166,291
10/31/24	$1,467,243	$1,131,854	$1,159,585
11/30/24	$1,486,928	$1,143,821	$1,163,511
12/31/24	$1,484,037	$1,125,101	$1,166,085
1/31/25	$1,502,171	$1,131,070	$1,171,389
2/28/25	$1,522,249	$1,155,956	$1,179,676
3/31/25	$1,525,611	$1,156,391	$1,185,090

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.85%	5.40%	4.31%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,395,382,000
Holdings Count | Holding	2,734
Advisory Fees Paid, Amount	$ 31,314,000
InvestmentCompanyPortfolioTurnover	719.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000064131
Shareholder Report [Line Items]
Fund Name	PIMCO Low Duration Income Fund
Class Name	I-2
Trading Symbol	PFTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Low Duration Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained generally elevated.

  Long exposure to U.S. duration contributed to performance, as interest rates fell across the front and intermediate portion of the U.S. yield curve.

  Holdings of non-agency mortgage-backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long end of the U.K. yield curve.

  Long exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate 1-3 Years Index
3/31/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$1,015,924	$996,412	$1,000,855
5/31/15	$1,019,944	$994,012	$1,001,654
6/30/15	$1,012,876	$983,174	$1,001,367
7/31/15	$1,011,407	$990,008	$1,001,988
8/31/15	$993,231	$988,586	$1,001,378
9/30/15	$965,369	$995,273	$1,004,343
10/31/15	$996,031	$995,439	$1,003,996
11/30/15	$992,891	$992,809	$1,002,110
12/31/15	$979,984	$989,601	$1,000,748
1/31/16	$958,020	$1,003,219	$1,005,954
2/29/16	$942,487	$1,010,335	$1,006,904
3/31/16	$975,147	$1,019,605	$1,010,496
4/30/16	$1,001,515	$1,023,519	$1,011,926
5/31/16	$1,012,375	$1,023,781	$1,011,278
6/30/16	$1,016,784	$1,042,177	$1,017,346
7/31/16	$1,039,260	$1,048,765	$1,017,525
8/31/16	$1,056,432	$1,047,566	$1,016,481
9/30/16	$1,062,359	$1,046,952	$1,017,661
10/31/16	$1,071,869	$1,038,944	$1,017,342
11/30/16	$1,070,945	$1,014,369	$1,013,225
12/31/16	$1,090,073	$1,015,800	$1,013,832
1/31/17	$1,100,007	$1,017,793	$1,015,733
2/28/17	$1,108,171	$1,024,634	$1,017,371
3/31/17	$1,114,968	$1,024,097	$1,017,981
4/30/17	$1,121,336	$1,032,000	$1,019,863
5/31/17	$1,129,232	$1,039,943	$1,021,610
6/30/17	$1,131,991	$1,038,896	$1,021,187
7/31/17	$1,138,652	$1,043,367	$1,023,829
8/31/17	$1,144,278	$1,052,726	$1,025,915
9/30/17	$1,147,326	$1,047,712	$1,024,667
10/31/17	$1,151,699	$1,048,319	$1,024,431
11/30/17	$1,151,919	$1,046,973	$1,022,271
12/31/17	$1,154,814	$1,051,778	$1,022,600
1/31/18	$1,156,011	$1,039,665	$1,019,853
2/28/18	$1,154,817	$1,029,809	$1,018,886
3/31/18	$1,161,643	$1,036,414	$1,020,509
4/30/18	$1,161,744	$1,028,705	$1,019,458
5/31/18	$1,162,063	$1,036,047	$1,023,295
6/30/18	$1,162,217	$1,034,773	$1,023,417
7/31/18	$1,169,144	$1,035,019	$1,023,992
8/31/18	$1,168,479	$1,041,679	$1,027,606
9/30/18	$1,171,408	$1,034,971	$1,026,878
10/31/18	$1,171,859	$1,026,792	$1,027,964
11/30/18	$1,169,850	$1,032,921	$1,030,984
12/31/18	$1,171,488	$1,051,898	$1,038,997
1/31/19	$1,188,770	$1,063,068	$1,043,120
2/28/19	$1,196,592	$1,062,452	$1,044,754
3/31/19	$1,203,430	$1,082,853	$1,051,634
4/30/19	$1,212,945	$1,083,130	$1,053,996
5/31/19	$1,213,010	$1,102,358	$1,061,396
6/30/19	$1,225,458	$1,116,201	$1,067,264
7/31/19	$1,229,641	$1,118,657	$1,066,905
8/31/19	$1,217,051	$1,147,643	$1,075,278
9/30/19	$1,223,299	$1,141,531	$1,074,794
10/31/19	$1,229,564	$1,144,969	$1,078,449
11/30/19	$1,234,412	$1,144,386	$1,078,453
12/31/19	$1,248,624	$1,143,588	$1,080,946
1/31/20	$1,252,087	$1,165,596	$1,087,040
2/29/20	$1,245,342	$1,186,575	$1,095,891
3/31/20	$1,166,873	$1,179,592	$1,100,292
4/30/20	$1,192,389	$1,200,561	$1,106,313
5/31/20	$1,216,506	$1,206,151	$1,108,409
6/30/20	$1,231,832	$1,213,749	$1,109,966
7/31/20	$1,248,682	$1,231,878	$1,111,633
8/31/20	$1,262,609	$1,221,935	$1,111,808
9/30/20	$1,260,196	$1,221,265	$1,111,731
10/31/20	$1,265,243	$1,215,812	$1,111,688
11/30/20	$1,289,769	$1,227,742	$1,112,783
12/31/20	$1,306,853	$1,229,433	$1,114,233
1/31/21	$1,312,767	$1,220,618	$1,114,669
2/28/21	$1,314,167	$1,202,992	$1,113,964
3/31/21	$1,314,058	$1,187,971	$1,113,399
4/30/21	$1,321,527	$1,197,356	$1,114,297
5/31/21	$1,324,454	$1,201,268	$1,115,631
6/30/21	$1,327,389	$1,209,708	$1,113,963
7/31/21	$1,327,278	$1,223,233	$1,115,894
8/31/21	$1,331,755	$1,220,905	$1,115,905
9/30/21	$1,333,177	$1,210,334	$1,114,974
10/31/21	$1,329,995	$1,210,000	$1,111,338
11/30/21	$1,323,727	$1,213,580	$1,110,411
12/31/21	$1,336,534	$1,210,475	$1,108,735
1/31/22	$1,327,120	$1,184,396	$1,100,794
2/28/22	$1,305,253	$1,171,183	$1,095,868
3/31/22	$1,292,684	$1,138,645	$1,080,973
4/30/22	$1,273,841	$1,095,436	$1,074,960
5/31/22	$1,278,430	$1,102,499	$1,081,559
6/30/22	$1,246,166	$1,085,203	$1,074,084
7/31/22	$1,278,318	$1,111,719	$1,079,801
8/31/22	$1,274,267	$1,080,306	$1,071,140
9/30/22	$1,238,545	$1,033,630	$1,057,965
10/31/22	$1,243,999	$1,020,242	$1,056,598
11/30/22	$1,271,770	$1,057,762	$1,065,346
12/31/22	$1,276,387	$1,052,991	$1,067,450
1/31/23	$1,307,984	$1,085,385	$1,076,152
2/28/23	$1,298,366	$1,057,322	$1,068,116
3/31/23	$1,297,013	$1,084,180	$1,083,589
4/30/23	$1,302,323	$1,090,751	$1,087,306
5/31/23	$1,304,307	$1,078,874	$1,084,028
6/30/23	$1,321,426	$1,075,027	$1,079,682
7/31/23	$1,335,239	$1,074,277	$1,084,292
8/31/23	$1,332,162	$1,067,415	$1,088,287
9/30/23	$1,325,678	$1,040,290	$1,087,632
10/31/23	$1,314,036	$1,023,873	$1,091,116
11/30/23	$1,346,949	$1,070,241	$1,103,805
12/31/23	$1,373,104	$1,111,209	$1,117,074
1/31/24	$1,383,798	$1,108,157	$1,121,506
2/29/24	$1,387,590	$1,092,501	$1,117,611
3/31/24	$1,401,856	$1,102,589	$1,122,153
4/30/24	$1,393,426	$1,074,739	$1,118,352
5/31/24	$1,413,078	$1,092,959	$1,126,508
6/30/24	$1,417,900	$1,103,307	$1,132,808
7/31/24	$1,440,467	$1,129,077	$1,146,247
8/31/24	$1,448,895	$1,145,301	$1,156,696
9/30/24	$1,464,514	$1,160,636	$1,166,291
10/31/24	$1,453,251	$1,131,854	$1,159,585
11/30/24	$1,472,627	$1,143,821	$1,163,511
12/31/24	$1,469,642	$1,125,101	$1,166,085
1/31/25	$1,487,477	$1,131,070	$1,171,389
2/28/25	$1,507,236	$1,155,956	$1,179,676
3/31/25	$1,510,439	$1,156,391	$1,185,090

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	7.75%	5.30%	4.21%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%
Bloomberg U.S. Aggregate 1-3 Years Index	5.61%	1.50%	1.71%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 11,395,382,000
Holdings Count | Holding	2,734
Advisory Fees Paid, Amount	$ 31,314,000
InvestmentCompanyPortfolioTurnover	719.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$11,395,382
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	719%
Total Net Advisory Fees Paid During the Reporting Period	$31,314
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	64.5%
Asset-Backed Securities	20.9%
Non-Agency Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	17.0%
Sovereign Issues	8.5%
U.S. Treasury Obligations	8.0%
Loan Participations and Assignments	2.8%
Common Stocks	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	2.6%
Affiliated Investments	10.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(52.7%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000221063
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Class A
Trading Symbol	PEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$166	1.61%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
9/30/20	$9,625	$10,000
10/31/20	$9,704	$9,955
11/30/20	$9,851	$10,053
12/31/20	$9,962	$10,067
1/31/21	$10,018	$9,995
2/28/21	$10,029	$9,850
3/31/21	$10,031	$9,727
4/30/21	$10,105	$9,804
5/31/21	$10,131	$9,836
6/30/21	$10,178	$9,905
7/31/21	$10,206	$10,016
8/31/21	$10,225	$9,997
9/30/21	$10,221	$9,910
10/31/21	$10,203	$9,908
11/30/21	$10,148	$9,937
12/31/21	$10,217	$9,912
1/31/22	$10,123	$9,698
2/28/22	$10,019	$9,590
3/31/22	$9,982	$9,323
4/30/22	$9,791	$8,970
5/31/22	$9,768	$9,028
6/30/22	$9,510	$8,886
7/31/22	$9,670	$9,103
8/31/22	$9,574	$8,846
9/30/22	$9,291	$8,464
10/31/22	$9,225	$8,354
11/30/22	$9,505	$8,661
12/31/22	$9,518	$8,622
1/31/23	$9,803	$8,887
2/28/23	$9,620	$8,658
3/31/23	$9,695	$8,878
4/30/23	$9,714	$8,931
5/31/23	$9,670	$8,834
6/30/23	$9,651	$8,803
7/31/23	$9,722	$8,796
8/31/23	$9,689	$8,740
9/30/23	$9,549	$8,518
10/31/23	$9,433	$8,384
11/30/23	$9,735	$8,763
12/31/23	$10,011	$9,099
1/31/24	$10,077	$9,074
2/29/24	$10,031	$8,946
3/31/24	$10,144	$9,028
4/30/24	$9,983	$8,800
5/31/24	$10,154	$8,949
6/30/24	$10,196	$9,034
7/31/24	$10,374	$9,245
8/31/24	$10,500	$9,378
9/30/24	$10,620	$9,504
10/31/24	$10,464	$9,268
11/30/24	$10,575	$9,366
12/31/24	$10,485	$9,213
1/31/25	$10,608	$9,261
2/28/25	$10,794	$9,465
3/31/25	$10,804	$9,469

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 9/30/20
Class A (excluding sales charge)	6.50%	2.60%
Class A (including sales charge)	2.54%	1.73%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 294,057,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 674,000
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000221062
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Class C
Trading Symbol	PEGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$243	2.36%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
9/30/20	$10,000	$10,000
10/31/20	$10,080	$9,955
11/30/20	$10,222	$10,053
12/31/20	$10,330	$10,067
1/31/21	$10,383	$9,995
2/28/21	$10,388	$9,850
3/31/21	$10,385	$9,727
4/30/21	$10,454	$9,804
5/31/21	$10,474	$9,836
6/30/21	$10,517	$9,905
7/31/21	$10,538	$10,016
8/31/21	$10,552	$9,997
9/30/21	$10,541	$9,910
10/31/21	$10,515	$9,908
11/30/21	$10,452	$9,937
12/31/21	$10,516	$9,912
1/31/22	$10,413	$9,698
2/28/22	$10,300	$9,590
3/31/22	$10,256	$9,323
4/30/22	$10,053	$8,970
5/31/22	$10,023	$9,028
6/30/22	$9,752	$8,886
7/31/22	$9,910	$9,103
8/31/22	$9,806	$8,846
9/30/22	$9,509	$8,464
10/31/22	$9,436	$8,354
11/30/22	$9,717	$8,661
12/31/22	$9,724	$8,622
1/31/23	$10,008	$8,887
2/28/23	$9,815	$8,658
3/31/23	$9,885	$8,878
4/30/23	$9,898	$8,931
5/31/23	$9,847	$8,834
6/30/23	$9,822	$8,803
7/31/23	$9,889	$8,796
8/31/23	$9,849	$8,740
9/30/23	$9,700	$8,518
10/31/23	$9,576	$8,384
11/30/23	$9,877	$8,763
12/31/23	$10,150	$9,099
1/31/24	$10,211	$9,074
2/29/24	$10,158	$8,946
3/31/24	$10,267	$9,028
4/30/24	$10,097	$8,800
5/31/24	$10,263	$8,949
6/30/24	$10,300	$9,034
7/31/24	$10,474	$9,245
8/31/24	$10,593	$9,378
9/30/24	$10,708	$9,504
10/31/24	$10,544	$9,268
11/30/24	$10,650	$9,366
12/31/24	$10,552	$9,213
1/31/25	$10,669	$9,261
2/28/25	$10,850	$9,465
3/31/25	$10,853	$9,469

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 9/30/20
Class C (excluding sales charge)	5.72%	1.84%
Class C (including sales charge)	4.72%	1.84%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 294,057,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 674,000
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000221065
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	I-2
Trading Symbol	PEGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$135	1.31%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,516	$995,535
11/30/20	$1,024,007	$1,005,303
12/31/20	$1,035,801	$1,006,689
1/31/21	$1,041,909	$999,471
2/28/21	$1,043,267	$985,038
3/31/21	$1,043,824	$972,738
4/30/21	$1,051,776	$980,423
5/31/21	$1,054,685	$983,626
6/30/21	$1,059,871	$990,537
7/31/21	$1,063,051	$1,001,612
8/31/21	$1,065,315	$999,705
9/30/21	$1,065,136	$991,050
10/31/21	$1,063,520	$990,776
11/30/21	$1,058,065	$993,708
12/31/21	$1,065,571	$991,165
1/31/22	$1,055,992	$969,811
2/28/22	$1,045,400	$958,992
3/31/22	$1,041,860	$932,349
4/30/22	$1,022,085	$896,968
5/31/22	$1,019,987	$902,752
6/30/22	$993,258	$888,589
7/31/22	$1,010,217	$910,302
8/31/22	$1,000,504	$884,579
9/30/22	$971,130	$846,360
10/31/22	$964,467	$835,398
11/30/22	$994,062	$866,120
12/31/22	$995,647	$862,213
1/31/23	$1,025,721	$888,738
2/28/23	$1,006,810	$865,760
3/31/23	$1,014,909	$887,752
4/30/23	$1,017,131	$893,132
5/31/23	$1,012,758	$883,407
6/30/23	$1,011,087	$880,257
7/31/23	$1,018,797	$879,643
8/31/23	$1,015,591	$874,024
9/30/23	$1,001,134	$851,814
10/31/23	$989,238	$838,371
11/30/23	$1,021,114	$876,338
12/31/23	$1,050,319	$909,883
1/31/24	$1,057,598	$907,385
2/29/24	$1,052,935	$894,565
3/31/24	$1,065,115	$902,825
4/30/24	$1,048,417	$880,021
5/31/24	$1,066,672	$894,941
6/30/24	$1,071,322	$903,413
7/31/24	$1,090,389	$924,514
8/31/24	$1,103,889	$937,799
9/30/24	$1,116,754	$950,356
10/31/24	$1,100,607	$926,788
11/30/24	$1,112,614	$936,587
12/31/24	$1,103,397	$921,259
1/31/25	$1,116,629	$926,147
2/28/25	$1,136,479	$946,523
3/31/25	$1,137,804	$946,880

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 9/30/20
I-2	6.82%	2.91%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 294,057,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 674,000
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000221066
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	I-3
Trading Symbol	PEGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,486	$995,535
11/30/20	$1,023,927	$1,005,303
12/31/20	$1,035,676	$1,006,689
1/31/21	$1,041,732	$999,471
2/28/21	$1,043,027	$985,038
3/31/21	$1,043,533	$972,738
4/30/21	$1,051,399	$980,423
5/31/21	$1,054,259	$983,626
6/30/21	$1,059,416	$990,537
7/31/21	$1,062,562	$1,001,612
8/31/21	$1,064,786	$999,705
9/30/21	$1,064,570	$991,050
10/31/21	$1,062,911	$990,776
11/30/21	$1,057,399	$993,708
12/31/21	$1,064,849	$991,165
1/31/22	$1,055,238	$969,811
2/28/22	$1,044,621	$958,992
3/31/22	$1,041,048	$932,349
4/30/22	$1,021,245	$896,968
5/31/22	$1,019,108	$902,752
6/30/22	$992,358	$888,589
7/31/22	$1,009,259	$910,302
8/31/22	$999,512	$884,579
9/30/22	$970,116	$846,360
10/31/22	$963,420	$835,398
11/30/22	$992,945	$866,120
12/31/22	$994,485	$862,213
1/31/23	$1,024,411	$888,738
2/28/23	$1,005,488	$865,760
3/31/23	$1,013,534	$887,752
4/30/23	$1,015,714	$893,132
5/31/23	$1,011,302	$883,407
6/30/23	$1,009,591	$880,257
7/31/23	$1,017,249	$879,643
8/31/23	$1,014,004	$874,024
9/30/23	$999,529	$851,814
10/31/23	$987,610	$838,371
11/30/23	$1,019,397	$876,338
12/31/23	$1,048,503	$909,883
1/31/24	$1,055,725	$907,385
2/29/24	$1,051,029	$894,565
3/31/24	$1,063,143	$902,825
4/30/24	$1,046,432	$880,021
5/31/24	$1,064,606	$894,941
6/30/24	$1,069,206	$903,413
7/31/24	$1,088,189	$924,514
8/31/24	$1,101,614	$937,799
9/30/24	$1,114,409	$950,356
10/31/24	$1,098,251	$926,788
11/30/24	$1,110,186	$936,587
12/31/24	$1,100,942	$921,259
1/31/25	$1,114,096	$926,147
2/28/25	$1,133,861	$946,523
3/31/25	$1,135,138	$946,880

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 9/30/20
I-3	6.77%	2.86%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 294,057,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 674,000
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000221064
Shareholder Report [Line Items]
Fund Name	PIMCO ESG Income Fund
Class Name	Institutional Class
Trading Symbol	PEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO ESG Income Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

  Long exposure to commercial mortgage backed securities contributed to performance, as this sector posted positive total returns.

  Long exposure to U.S. duration contributed to performance, as interest rates remained elevated at the intermediate and long portions of the U.S. yield curve.

  Tactical exposure to emerging market local debt in Brazil detracted from performance, as interest rates rose across all tenors of the Brazilian sovereign curve.

  Long exposure to the Mexican peso detracted from performance, as the Mexican peso depreciated versus the U.S. dollar.

  Long exposure to U.K. duration detracted from performance, as interest rates rose across the intermediate and long portions of the U.K. yield curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
9/30/20	$1,000,000	$1,000,000
10/31/20	$1,008,583	$995,535
11/30/20	$1,024,160	$1,005,303
12/31/20	$1,036,072	$1,006,689
1/31/21	$1,042,255	$999,471
2/28/21	$1,043,665	$985,038
3/31/21	$1,044,305	$972,738
4/30/21	$1,052,326	$980,423
5/31/21	$1,055,319	$983,626
6/30/21	$1,060,594	$990,537
7/31/21	$1,063,868	$1,001,612
8/31/21	$1,066,221	$999,705
9/30/21	$1,066,134	$991,050
10/31/21	$1,064,607	$990,776
11/30/21	$1,059,216	$993,708
12/31/21	$1,066,823	$991,165
1/31/22	$1,057,315	$969,811
2/28/22	$1,046,791	$958,992
3/31/22	$1,043,331	$932,349
4/30/22	$1,023,616	$896,968
5/31/22	$1,021,598	$902,752
6/30/22	$994,908	$888,589
7/31/22	$1,011,980	$910,302
8/31/22	$1,002,335	$884,579
9/30/22	$972,994	$846,360
10/31/22	$966,391	$835,398
11/30/22	$996,013	$866,120
12/31/22	$997,691	$862,213
1/31/23	$1,027,907	$888,738
2/28/23	$1,009,037	$865,760
3/31/23	$1,017,244	$887,752
4/30/23	$1,019,549	$893,132
5/31/23	$1,015,251	$883,407
6/30/23	$1,013,665	$880,257
7/31/23	$1,021,475	$879,643
8/31/23	$1,018,346	$874,024
9/30/23	$1,003,938	$851,814
10/31/23	$992,088	$838,371
11/30/23	$1,024,137	$876,338
12/31/23	$1,053,520	$909,883
1/31/24	$1,060,907	$907,385
2/29/24	$1,056,313	$894,565
3/31/24	$1,068,621	$902,825
4/30/24	$1,051,955	$880,021
5/31/24	$1,070,367	$894,941
6/30/24	$1,075,115	$903,413
7/31/24	$1,094,341	$924,514
8/31/24	$1,107,989	$937,799
9/30/24	$1,120,987	$950,356
10/31/24	$1,104,874	$926,788
11/30/24	$1,117,022	$936,587
12/31/24	$1,107,862	$921,259
1/31/25	$1,121,244	$926,147
2/28/25	$1,141,263	$946,523
3/31/25	$1,142,683	$946,880

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	Since Inception 9/30/20
Institutional Class	6.93%	3.01%
Bloomberg U.S. Aggregate Index	4.88%	(1.21%)

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 294,057,000
Holdings Count | Holding	736
Advisory Fees Paid, Amount	$ 674,000
InvestmentCompanyPortfolioTurnover	243.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$294,057
# of Portfolio Holdings	736
Portfolio Turnover Rate	243%
Total Net Advisory Fees Paid During the Reporting Period	$674
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	59.7%
Corporate Bonds & Notes	30.4%
U.S. Treasury Obligations	14.1%
Non-Agency Mortgage-Backed Securities	14.0%
Asset-Backed Securities	12.3%
Sovereign Issues	3.5%
Preferred Securities	0.3%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.3%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	(35.3%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.21% as a result of higher expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000152877
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Class A
Trading Symbol	PFANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$142	1.37%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$9,625	$10,000	$10,000
4/30/15	$9,596	$9,930	$9,974
5/31/15	$9,596	$9,889	$9,984
6/30/15	$9,490	$9,767	$9,883
7/31/15	$9,596	$9,864	$10,013
8/31/15	$9,528	$9,837	$9,969
9/30/15	$9,411	$9,895	$9,904
10/31/15	$9,634	$9,927	$10,123
11/30/15	$9,663	$9,932	$10,175
12/31/15	$9,644	$9,905	$10,183
1/31/16	$9,506	$10,050	$10,089
2/29/16	$9,142	$10,147	$9,867
3/31/16	$9,422	$10,230	$10,147
4/30/16	$9,602	$10,248	$10,280
5/31/16	$9,722	$10,291	$10,424
6/30/16	$9,687	$10,487	$10,436
7/31/16	$10,020	$10,549	$10,699
8/31/16	$10,252	$10,544	$10,836
9/30/16	$10,213	$10,543	$10,774
10/31/16	$10,346	$10,441	$10,835
11/30/16	$10,193	$10,268	$10,562
12/31/16	$10,399	$10,296	$10,690
1/31/17	$10,566	$10,259	$10,913
2/28/17	$10,754	$10,347	$11,126
3/31/17	$10,816	$10,342	$11,193
4/30/17	$10,996	$10,412	$11,385
5/31/17	$11,144	$10,473	$11,508
6/30/17	$11,204	$10,443	$11,610
7/31/17	$11,408	$10,478	$11,746
8/31/17	$11,462	$10,573	$11,777
9/30/17	$11,535	$10,524	$11,830
10/31/17	$11,720	$10,569	$11,952
11/30/17	$11,688	$10,585	$11,956
12/31/17	$11,744	$10,609	$11,982
1/31/18	$11,867	$10,533	$11,920
2/28/18	$11,755	$10,509	$11,916
3/31/18	$11,668	$10,596	$11,881
4/30/18	$11,691	$10,557	$11,855
5/31/18	$11,521	$10,596	$11,810
6/30/18	$11,531	$10,616	$11,840
7/31/18	$11,692	$10,619	$11,967
8/31/18	$11,715	$10,652	$12,030
9/30/18	$11,754	$10,611	$11,998
10/31/18	$11,567	$10,590	$11,844
11/30/18	$11,322	$10,642	$11,615
12/31/18	$11,207	$10,796	$11,509
1/31/19	$11,680	$10,910	$12,077
2/28/19	$11,870	$10,923	$12,275
3/31/19	$11,960	$11,119	$12,390
4/30/19	$12,249	$11,126	$12,595
5/31/19	$12,152	$11,286	$12,578
6/30/19	$12,487	$11,444	$12,848
7/31/19	$12,658	$11,534	$13,035
8/31/19	$12,780	$11,795	$13,128
9/30/19	$12,931	$11,741	$13,247
10/31/19	$13,141	$11,721	$13,402
11/30/19	$13,289	$11,707	$13,451
12/31/19	$13,453	$11,683	$13,631
1/31/20	$13,642	$11,894	$13,818
2/29/20	$13,390	$12,039	$13,504
3/31/20	$11,594	$11,852	$11,960
4/30/20	$12,326	$12,044	$12,877
5/31/20	$12,616	$12,078	$13,150
6/30/20	$12,836	$12,138	$13,210
7/31/20	$13,205	$12,271	$13,698
8/31/20	$13,522	$12,182	$13,987
9/30/20	$13,408	$12,226	$13,893
10/31/20	$13,471	$12,227	$13,976
11/30/20	$14,144	$12,297	$14,474
12/31/20	$14,306	$12,335	$14,692
1/31/21	$14,280	$12,269	$14,615
2/28/21	$14,358	$12,078	$14,549
3/31/21	$14,431	$12,030	$14,710
4/30/21	$14,679	$12,062	$14,904
5/31/21	$14,731	$12,089	$14,996
6/30/21	$14,863	$12,148	$15,187
7/31/21	$14,916	$12,298	$15,249
8/31/21	$15,008	$12,274	$15,288
9/30/21	$15,009	$12,158	$15,272
10/31/21	$14,930	$12,126	$15,257
11/30/21	$14,731	$12,213	$15,053
12/31/21	$14,920	$12,163	$15,290
1/31/22	$14,619	$11,972	$14,933
2/28/22	$14,223	$11,813	$14,442
3/31/22	$14,023	$11,558	$14,338
4/30/22	$13,555	$11,248	$13,773
5/31/22	$13,431	$11,232	$13,809
6/30/22	$12,619	$11,062	$13,176
7/31/22	$13,301	$11,343	$13,870
8/31/22	$12,995	$11,047	$13,526
9/30/22	$12,249	$10,693	$12,936
10/31/22	$12,390	$10,656	$12,856
11/30/22	$12,812	$10,928	$13,354
12/31/22	$12,952	$10,799	$13,273
1/31/23	$13,735	$11,047	$14,272
2/28/23	$13,528	$10,871	$14,035
3/31/23	$12,285	$11,112	$13,113
4/30/23	$12,449	$11,169	$13,310
5/31/23	$12,434	$11,125	$13,232
6/30/23	$12,501	$11,119	$13,394
7/31/23	$12,818	$11,122	$13,692
8/31/23	$12,728	$11,108	$13,601
9/30/23	$12,674	$10,917	$13,489
10/31/23	$12,475	$10,839	$13,191
11/30/23	$13,118	$11,212	$13,965
12/31/23	$13,632	$11,570	$14,432
1/31/24	$13,803	$11,548	$14,760
2/29/24	$13,880	$11,468	$14,861
3/31/24	$14,147	$11,572	$15,054
4/30/24	$13,974	$11,385	$14,823
5/31/24	$14,257	$11,486	$15,113
6/30/24	$14,374	$11,586	$15,194
7/31/24	$14,580	$11,810	$15,376
8/31/24	$14,818	$11,939	$15,725
9/30/24	$15,078	$12,078	$16,056
10/31/24	$14,998	$11,914	$15,979
11/30/24	$15,078	$12,056	$16,072
12/31/24	$15,050	$11,963	$15,955
1/31/25	$15,164	$12,009	$16,094
2/28/25	$15,359	$12,154	$16,265
3/31/25	$15,252	$12,103	$16,082

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
Class A (excluding sales charge)	7.81%	5.64%	4.73%
Class A (including sales charge)	3.79%	4.83%	4.33%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 768,695,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 3,858,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000152878
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Class C
Trading Symbol	PFCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.12%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$10,000	$10,000	$10,000
4/30/15	$9,965	$9,930	$9,974
5/31/15	$9,955	$9,889	$9,984
6/30/15	$9,846	$9,767	$9,883
7/31/15	$9,947	$9,864	$10,013
8/31/15	$9,868	$9,837	$9,969
9/30/15	$9,742	$9,895	$9,904
10/31/15	$9,964	$9,927	$10,123
11/30/15	$9,994	$9,932	$10,175
12/31/15	$9,972	$9,905	$10,183
1/31/16	$9,810	$10,050	$10,089
2/29/16	$9,427	$10,147	$9,867
3/31/16	$9,714	$10,230	$10,147
4/30/16	$9,901	$10,248	$10,280
5/31/16	$10,005	$10,291	$10,424
6/30/16	$9,962	$10,487	$10,436
7/31/16	$10,307	$10,549	$10,699
8/31/16	$10,536	$10,544	$10,836
9/30/16	$10,484	$10,543	$10,774
10/31/16	$10,621	$10,441	$10,835
11/30/16	$10,465	$10,268	$10,562
12/31/16	$10,665	$10,296	$10,690
1/31/17	$10,836	$10,259	$10,913
2/28/17	$11,009	$10,347	$11,126
3/31/17	$11,071	$10,342	$11,193
4/30/17	$11,245	$10,412	$11,385
5/31/17	$11,397	$10,473	$11,508
6/30/17	$11,444	$10,443	$11,610
7/31/17	$11,642	$10,478	$11,746
8/31/17	$11,686	$10,573	$11,777
9/30/17	$11,763	$10,524	$11,830
10/31/17	$11,941	$10,569	$11,952
11/30/17	$11,908	$10,585	$11,956
12/31/17	$11,949	$10,609	$11,982
1/31/18	$12,063	$10,533	$11,920
2/28/18	$11,939	$10,509	$11,916
3/31/18	$11,857	$10,596	$11,881
4/30/18	$11,870	$10,557	$11,855
5/31/18	$11,686	$10,596	$11,810
6/30/18	$11,689	$10,616	$11,840
7/31/18	$11,852	$10,619	$11,967
8/31/18	$11,865	$10,652	$12,030
9/30/18	$11,890	$10,611	$11,998
10/31/18	$11,702	$10,590	$11,844
11/30/18	$11,444	$10,642	$11,615
12/31/18	$11,325	$10,796	$11,509
1/31/19	$11,791	$10,910	$12,077
2/28/19	$11,972	$10,923	$12,275
3/31/19	$12,059	$11,119	$12,390
4/30/19	$12,350	$11,126	$12,595
5/31/19	$12,242	$11,286	$12,578
6/30/19	$12,574	$11,444	$12,848
7/31/19	$12,734	$11,534	$13,035
8/31/19	$12,847	$11,795	$13,128
9/30/19	$12,991	$11,741	$13,247
10/31/19	$13,202	$11,721	$13,402
11/30/19	$13,339	$11,707	$13,451
12/31/19	$13,491	$11,683	$13,631
1/31/20	$13,680	$11,894	$13,818
2/29/20	$13,428	$12,039	$13,504
3/31/20	$11,607	$11,852	$11,960
4/30/20	$12,340	$12,044	$12,877
5/31/20	$12,631	$12,078	$13,150
6/30/20	$12,824	$12,138	$13,210
7/31/20	$13,193	$12,271	$13,698
8/31/20	$13,511	$12,182	$13,987
9/30/20	$13,384	$12,226	$13,893
10/31/20	$13,434	$12,227	$13,976
11/30/20	$14,095	$12,297	$14,474
12/31/20	$14,263	$12,335	$14,692
1/31/21	$14,212	$12,269	$14,615
2/28/21	$14,289	$12,078	$14,549
3/31/21	$14,353	$12,030	$14,710
4/30/21	$14,587	$12,062	$14,904
5/31/21	$14,627	$12,089	$14,996
6/30/21	$14,754	$12,148	$15,187
7/31/21	$14,793	$12,298	$15,249
8/31/21	$14,872	$12,274	$15,288
9/30/21	$14,872	$12,158	$15,272
10/31/21	$14,780	$12,126	$15,257
11/30/21	$14,583	$12,213	$15,053
12/31/21	$14,755	$12,163	$15,290
1/31/22	$14,443	$11,972	$14,933
2/28/22	$14,051	$11,813	$14,442
3/31/22	$13,842	$11,558	$14,338
4/30/22	$13,364	$11,248	$13,773
5/31/22	$13,228	$11,232	$13,809
6/30/22	$12,434	$11,062	$13,176
7/31/22	$13,095	$11,343	$13,870
8/31/22	$12,778	$11,047	$13,526
9/30/22	$12,046	$10,693	$12,936
10/31/22	$12,171	$10,656	$12,856
11/30/22	$12,588	$10,928	$13,354
12/31/22	$12,712	$10,799	$13,273
1/31/23	$13,469	$11,047	$14,272
2/28/23	$13,251	$10,871	$14,035
3/31/23	$12,024	$11,112	$13,113
4/30/23	$12,185	$11,169	$13,310
5/31/23	$12,156	$11,125	$13,232
6/30/23	$12,234	$11,119	$13,394
7/31/23	$12,531	$11,122	$13,692
8/31/23	$12,427	$11,108	$13,601
9/30/23	$12,366	$10,917	$13,489
10/31/23	$12,171	$10,839	$13,191
11/30/23	$12,786	$11,212	$13,965
12/31/23	$13,276	$11,570	$14,432
1/31/24	$13,428	$11,548	$14,760
2/29/24	$13,503	$11,468	$14,861
3/31/24	$13,757	$11,572	$15,054
4/30/24	$13,573	$11,385	$14,823
5/31/24	$13,833	$11,486	$15,113
6/30/24	$13,942	$11,586	$15,194
7/31/24	$14,143	$11,810	$15,376
8/31/24	$14,360	$11,939	$15,725
9/30/24	$14,602	$12,078	$16,056
10/31/24	$14,508	$11,914	$15,979
11/30/24	$14,586	$12,056	$16,072
12/31/24	$14,546	$11,963	$15,955
1/31/25	$14,641	$12,009	$16,094
2/28/25	$14,831	$12,154	$16,265
3/31/25	$14,723	$12,103	$16,082

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
Class C (excluding sales charge)	7.02%	4.87%	3.96%
Class C (including sales charge)	6.02%	4.87%	3.96%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 768,695,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 3,858,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000200467
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	I-3
Trading Symbol	PFNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$122	1.17%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$996,926	$993,031	$997,409
5/31/15	$996,799	$988,915	$998,395
6/30/15	$986,679	$976,691	$988,342
7/31/15	$997,549	$986,365	$1,001,270
8/31/15	$990,426	$983,698	$996,903
9/30/15	$978,602	$989,533	$990,364
10/31/15	$1,001,608	$992,742	$1,012,290
11/30/15	$1,005,507	$993,199	$1,017,514
12/31/15	$1,004,035	$990,511	$1,018,277
1/31/16	$988,572	$1,005,001	$1,008,888
2/29/16	$950,634	$1,014,661	$986,693
3/31/16	$980,412	$1,023,014	$1,014,725
4/30/16	$1,000,023	$1,024,751	$1,028,028
5/31/16	$1,011,319	$1,029,083	$1,042,390
6/30/16	$1,007,825	$1,048,672	$1,043,620
7/31/16	$1,043,463	$1,054,938	$1,069,919
8/31/16	$1,067,522	$1,054,400	$1,083,646
9/30/16	$1,063,075	$1,054,274	$1,077,350
10/31/16	$1,077,896	$1,044,052	$1,083,491
11/30/16	$1,062,809	$1,026,808	$1,056,155
12/31/16	$1,083,991	$1,029,622	$1,068,998
1/31/17	$1,102,335	$1,025,872	$1,091,275
2/28/17	$1,120,688	$1,034,653	$1,112,588
3/31/17	$1,127,909	$1,034,176	$1,119,319
4/30/17	$1,146,531	$1,041,190	$1,138,482
5/31/17	$1,162,936	$1,047,267	$1,150,834
6/30/17	$1,168,706	$1,044,336	$1,161,019
7/31/17	$1,189,845	$1,047,769	$1,174,556
8/31/17	$1,195,296	$1,057,317	$1,177,739
9/30/17	$1,204,124	$1,052,436	$1,182,980
10/31/17	$1,223,336	$1,056,875	$1,195,236
11/30/17	$1,220,908	$1,058,512	$1,195,583
12/31/17	$1,226,053	$1,060,879	$1,198,201
1/31/18	$1,238,716	$1,053,305	$1,191,995
2/28/18	$1,226,921	$1,050,930	$1,191,613
3/31/18	$1,219,510	$1,059,644	$1,188,097
4/30/18	$1,221,740	$1,055,701	$1,185,531
5/31/18	$1,205,166	$1,059,645	$1,181,026
6/30/18	$1,205,822	$1,061,620	$1,184,026
7/31/18	$1,223,855	$1,061,911	$1,196,731
8/31/18	$1,226,260	$1,065,175	$1,203,025
9/30/18	$1,229,961	$1,061,100	$1,199,825
10/31/18	$1,210,438	$1,059,027	$1,184,396
11/30/18	$1,184,814	$1,064,208	$1,161,549
12/31/18	$1,172,851	$1,079,580	$1,150,885
1/31/19	$1,222,443	$1,091,015	$1,207,728
2/28/19	$1,242,279	$1,092,326	$1,227,474
3/31/19	$1,252,157	$1,111,890	$1,239,025
4/30/19	$1,283,618	$1,112,552	$1,259,544
5/31/19	$1,273,551	$1,128,561	$1,257,805
6/30/19	$1,309,083	$1,144,386	$1,284,810
7/31/19	$1,326,963	$1,153,391	$1,303,530
8/31/19	$1,339,734	$1,179,548	$1,312,798
9/30/19	$1,354,563	$1,174,082	$1,324,679
10/31/19	$1,377,895	$1,172,055	$1,340,217
11/30/19	$1,393,450	$1,170,680	$1,345,069
12/31/19	$1,409,982	$1,168,280	$1,363,106
1/31/20	$1,431,086	$1,189,363	$1,381,794
2/29/20	$1,406,025	$1,203,920	$1,350,387
3/31/20	$1,215,759	$1,185,183	$1,196,023
4/30/20	$1,292,488	$1,204,370	$1,287,747
5/31/20	$1,324,238	$1,207,783	$1,314,995
6/30/20	$1,346,626	$1,213,811	$1,321,045
7/31/20	$1,386,585	$1,227,075	$1,369,844
8/31/20	$1,421,217	$1,218,183	$1,398,692
9/30/20	$1,409,229	$1,222,633	$1,389,307
10/31/20	$1,414,557	$1,222,722	$1,397,602
11/30/20	$1,486,483	$1,229,699	$1,447,426
12/31/20	$1,503,789	$1,233,477	$1,469,166
1/31/21	$1,501,070	$1,226,861	$1,461,468
2/28/21	$1,509,228	$1,207,777	$1,454,862
3/31/21	$1,517,458	$1,203,018	$1,471,026
4/30/21	$1,543,526	$1,206,163	$1,490,384
5/31/21	$1,549,014	$1,208,855	$1,499,565
6/30/21	$1,563,395	$1,214,751	$1,518,669
7/31/21	$1,570,307	$1,229,849	$1,524,911
8/31/21	$1,578,601	$1,227,385	$1,528,769
9/30/21	$1,579,605	$1,215,797	$1,527,210
10/31/21	$1,571,255	$1,212,617	$1,525,668
11/30/21	$1,550,379	$1,221,267	$1,505,330
12/31/21	$1,570,814	$1,216,314	$1,528,964
1/31/22	$1,539,197	$1,197,204	$1,493,309
2/28/22	$1,497,519	$1,181,280	$1,444,179
3/31/22	$1,477,314	$1,155,816	$1,433,839
4/30/22	$1,428,022	$1,124,751	$1,377,302
5/31/22	$1,414,974	$1,123,204	$1,380,938
6/30/22	$1,329,840	$1,106,158	$1,317,553
7/31/22	$1,403,150	$1,134,333	$1,387,014
8/31/22	$1,369,427	$1,104,720	$1,352,561
9/30/22	$1,291,706	$1,069,256	$1,293,616
10/31/22	$1,306,553	$1,065,596	$1,285,596
11/30/22	$1,351,095	$1,092,751	$1,335,400
12/31/22	$1,367,100	$1,079,854	$1,327,294
1/31/23	$1,448,067	$1,104,726	$1,427,239
2/28/23	$1,427,825	$1,087,106	$1,403,505
3/31/23	$1,295,981	$1,111,211	$1,311,280
4/30/23	$1,313,324	$1,116,932	$1,331,002
5/31/23	$1,311,748	$1,112,535	$1,323,189
6/30/23	$1,320,692	$1,111,871	$1,339,424
7/31/23	$1,354,188	$1,112,231	$1,369,199
8/31/23	$1,344,617	$1,110,834	$1,360,094
9/30/23	$1,339,656	$1,091,677	$1,348,928
10/31/23	$1,318,648	$1,083,926	$1,319,063
11/30/23	$1,386,520	$1,121,195	$1,396,545
12/31/23	$1,440,324	$1,157,026	$1,443,231
1/31/24	$1,459,964	$1,154,759	$1,476,035
2/29/24	$1,468,148	$1,146,835	$1,486,088
3/31/24	$1,495,494	$1,157,177	$1,505,407
4/30/24	$1,478,915	$1,138,545	$1,482,268
5/31/24	$1,508,758	$1,148,620	$1,511,262
6/30/24	$1,520,229	$1,158,586	$1,519,407
7/31/24	$1,543,746	$1,180,969	$1,537,580
8/31/24	$1,567,263	$1,193,904	$1,572,452
9/30/24	$1,595,818	$1,207,758	$1,605,615
10/31/24	$1,587,311	$1,191,414	$1,597,908
11/30/24	$1,597,519	$1,205,566	$1,607,208
12/31/24	$1,593,984	$1,196,314	$1,595,459
1/31/25	$1,606,060	$1,200,949	$1,609,419
2/28/25	$1,626,761	$1,215,410	$1,626,480
3/31/25	$1,617,822	$1,210,339	$1,608,230

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
I-3	8.18%	5.88%	4.95%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 768,695,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 3,858,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000152873
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	Institutional Class
Trading Symbol	PFINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$997,000	$993,031	$997,409
5/31/15	$997,000	$988,915	$998,395
6/30/15	$987,000	$976,691	$988,342
7/31/15	$998,000	$986,365	$1,001,270
8/31/15	$991,000	$983,698	$996,903
9/30/15	$979,291	$989,533	$990,364
10/31/15	$1,002,440	$992,742	$1,012,290
11/30/15	$1,006,466	$993,199	$1,017,514
12/31/15	$1,005,120	$990,511	$1,018,277
1/31/16	$989,767	$1,005,001	$1,008,888
2/29/16	$951,896	$1,014,661	$986,693
3/31/16	$981,838	$1,023,014	$1,014,725
4/30/16	$1,001,600	$1,024,751	$1,028,028
5/31/16	$1,013,040	$1,029,083	$1,042,390
6/30/16	$1,009,665	$1,048,672	$1,043,620
7/31/16	$1,045,498	$1,054,938	$1,069,919
8/31/16	$1,069,739	$1,054,400	$1,083,646
9/30/16	$1,065,413	$1,054,274	$1,077,350
10/31/16	$1,080,404	$1,044,052	$1,083,491
11/30/16	$1,065,413	$1,026,808	$1,056,155
12/31/16	$1,086,784	$1,029,622	$1,068,998
1/31/17	$1,105,315	$1,025,872	$1,091,275
2/28/17	$1,123,845	$1,034,653	$1,112,588
3/31/17	$1,131,230	$1,034,176	$1,119,319
4/30/17	$1,150,047	$1,041,190	$1,138,482
5/31/17	$1,166,650	$1,047,267	$1,150,834
6/30/17	$1,172,582	$1,044,336	$1,161,019
7/31/17	$1,193,943	$1,047,769	$1,174,556
8/31/17	$1,199,564	$1,057,317	$1,177,739
9/30/17	$1,208,573	$1,052,436	$1,182,980
10/31/17	$1,228,010	$1,056,875	$1,195,236
11/30/17	$1,225,724	$1,058,512	$1,195,583
12/31/17	$1,231,046	$1,060,879	$1,198,201
1/31/18	$1,243,918	$1,053,305	$1,191,995
2/28/18	$1,232,216	$1,050,930	$1,191,613
3/31/18	$1,224,929	$1,059,644	$1,188,097
4/30/18	$1,227,305	$1,055,701	$1,185,531
5/31/18	$1,209,484	$1,059,645	$1,181,026
6/30/18	$1,210,848	$1,061,620	$1,184,026
7/31/18	$1,228,939	$1,061,911	$1,196,731
8/31/18	$1,231,351	$1,065,175	$1,203,025
9/30/18	$1,235,106	$1,061,100	$1,199,825
10/31/18	$1,216,745	$1,059,027	$1,184,396
11/30/18	$1,191,039	$1,064,208	$1,161,549
12/31/18	$1,179,703	$1,079,580	$1,150,885
1/31/19	$1,229,427	$1,091,015	$1,207,728
2/28/19	$1,249,317	$1,092,326	$1,227,474
3/31/19	$1,259,592	$1,111,890	$1,239,025
4/30/19	$1,291,145	$1,112,552	$1,259,544
5/31/19	$1,281,048	$1,128,561	$1,257,805
6/30/19	$1,316,950	$1,144,386	$1,284,810
7/31/19	$1,334,886	$1,153,391	$1,303,530
8/31/19	$1,347,696	$1,179,548	$1,312,798
9/30/19	$1,364,307	$1,174,082	$1,324,679
10/31/19	$1,386,416	$1,172,055	$1,340,217
11/30/19	$1,402,023	$1,170,680	$1,345,069
12/31/19	$1,420,566	$1,168,280	$1,363,106
1/31/20	$1,441,749	$1,189,363	$1,381,794
2/29/20	$1,415,271	$1,203,920	$1,350,387
3/31/20	$1,225,814	$1,185,183	$1,196,023
4/30/20	$1,302,843	$1,204,370	$1,287,747
5/31/20	$1,334,717	$1,207,783	$1,314,995
6/30/20	$1,357,413	$1,213,811	$1,321,045
7/31/20	$1,397,534	$1,227,075	$1,369,844
8/31/20	$1,432,305	$1,218,183	$1,398,692
9/30/20	$1,420,269	$1,222,633	$1,389,307
10/31/20	$1,426,956	$1,222,722	$1,397,602
11/30/20	$1,499,173	$1,229,699	$1,447,426
12/31/20	$1,516,415	$1,233,477	$1,469,166
1/31/21	$1,513,683	$1,226,861	$1,461,468
2/28/21	$1,523,246	$1,207,777	$1,454,862
3/31/21	$1,530,604	$1,203,018	$1,471,026
4/30/21	$1,556,803	$1,206,163	$1,490,384
5/31/21	$1,563,698	$1,208,855	$1,499,565
6/30/21	$1,578,598	$1,214,751	$1,518,669
7/31/21	$1,584,156	$1,229,849	$1,524,911
8/31/21	$1,593,884	$1,227,385	$1,528,769
9/30/21	$1,594,071	$1,215,797	$1,527,210
10/31/21	$1,587,073	$1,212,617	$1,525,668
11/30/21	$1,566,080	$1,221,267	$1,505,330
12/31/21	$1,586,189	$1,216,314	$1,528,964
1/31/22	$1,554,379	$1,197,204	$1,493,309
2/28/22	$1,513,893	$1,181,280	$1,444,179
3/31/22	$1,493,917	$1,155,816	$1,433,839
4/30/22	$1,442,855	$1,124,751	$1,377,302
5/31/22	$1,429,725	$1,123,204	$1,380,938
6/30/22	$1,344,484	$1,106,158	$1,317,553
7/31/22	$1,418,276	$1,134,333	$1,387,014
8/31/22	$1,384,332	$1,104,720	$1,352,561
9/30/22	$1,306,422	$1,069,256	$1,293,616
10/31/22	$1,321,370	$1,065,596	$1,285,596
11/30/22	$1,367,707	$1,092,751	$1,335,400
12/31/22	$1,382,862	$1,079,854	$1,327,294
1/31/23	$1,465,959	$1,104,726	$1,427,239
2/28/23	$1,444,009	$1,087,106	$1,403,505
3/31/23	$1,311,311	$1,111,211	$1,311,280
4/30/23	$1,330,362	$1,116,932	$1,331,002
5/31/23	$1,328,774	$1,112,535	$1,323,189
6/30/23	$1,336,737	$1,111,871	$1,339,424
7/31/23	$1,370,477	$1,112,231	$1,369,199
8/31/23	$1,362,444	$1,110,834	$1,360,094
9/30/23	$1,356,220	$1,091,677	$1,348,928
10/31/23	$1,336,682	$1,083,926	$1,319,063
11/30/23	$1,405,063	$1,121,195	$1,396,545
12/31/23	$1,459,685	$1,157,026	$1,443,231
1/31/24	$1,477,828	$1,154,759	$1,476,035
2/29/24	$1,487,724	$1,146,835	$1,486,088
3/31/24	$1,515,651	$1,157,177	$1,505,407
4/30/24	$1,498,941	$1,138,545	$1,482,268
5/31/24	$1,529,020	$1,148,620	$1,511,262
6/30/24	$1,540,956	$1,158,586	$1,519,407
7/31/24	$1,564,663	$1,180,969	$1,537,580
8/31/24	$1,590,063	$1,193,904	$1,572,452
9/30/24	$1,619,347	$1,207,758	$1,605,615
10/31/24	$1,610,770	$1,191,414	$1,597,908
11/30/24	$1,621,062	$1,205,566	$1,607,208
12/31/24	$1,617,954	$1,196,314	$1,595,459
1/31/25	$1,630,132	$1,200,949	$1,609,419
2/28/25	$1,651,009	$1,215,410	$1,626,480
3/31/25	$1,640,720	$1,210,339	$1,608,230

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
Institutional Class	8.25%	6.00%	5.09%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 768,695,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 3,858,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000152874
Shareholder Report [Line Items]
Fund Name	PIMCO Preferred and Capital Securities Fund
Class Name	I-2
Trading Symbol	PFPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Preferred and Capital Securities Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within U.S. preferreds, particularly overweight exposure to a large investment bank, contributed to performance, as net interest income remained strong.

  Security selection within U.S. insurance capital, particularly underweight exposure to a leading annuities provider, contributed to performance, as limited diversification dampened performance.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to an automobile manufacturer, contributed to performance, as it faced inventory and pricing pressures.

  Security selection within U.S. non-financial retail preferreds, particularly underweight exposure to a telecommunications services provider, detracted from performance, as bandwidth demand and growth remained strong.

  U.K. duration positioning detracted from performance, as the curve steepened.

  Underweight exposure to U.S. duration detracted from performance, as rates fell.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg Global Aggregate (USD Hedged) Index	Supplemental IndexFootnote Reference1
4/13/15	$1,000,000	$1,000,000	$1,000,000
4/30/15	$997,000	$993,031	$997,409
5/31/15	$998,000	$988,915	$998,395
6/30/15	$987,000	$976,691	$988,342
7/31/15	$998,000	$986,365	$1,001,270
8/31/15	$991,000	$983,698	$996,903
9/30/15	$978,406	$989,533	$990,364
10/31/15	$1,002,564	$992,742	$1,012,290
11/30/15	$1,005,584	$993,199	$1,017,514
12/31/15	$1,004,880	$990,511	$1,018,277
1/31/16	$989,530	$1,005,001	$1,008,888
2/29/16	$951,668	$1,014,661	$986,693
3/31/16	$982,335	$1,023,014	$1,014,725
4/30/16	$1,001,046	$1,024,751	$1,028,028
5/31/16	$1,012,481	$1,029,083	$1,042,390
6/30/16	$1,008,939	$1,048,672	$1,043,620
7/31/16	$1,044,747	$1,054,938	$1,069,919
8/31/16	$1,068,970	$1,054,400	$1,083,646
9/30/16	$1,065,324	$1,054,274	$1,077,350
10/31/16	$1,079,229	$1,044,052	$1,083,491
11/30/16	$1,064,254	$1,026,808	$1,056,155
12/31/16	$1,085,328	$1,029,622	$1,068,998
1/31/17	$1,103,835	$1,025,872	$1,091,275
2/28/17	$1,122,341	$1,034,653	$1,112,588
3/31/17	$1,128,946	$1,034,176	$1,119,319
4/30/17	$1,148,849	$1,041,190	$1,138,482
5/31/17	$1,165,435	$1,047,267	$1,150,834
6/30/17	$1,171,245	$1,044,336	$1,161,019
7/31/17	$1,192,581	$1,047,769	$1,174,556
8/31/17	$1,198,196	$1,057,317	$1,177,739
9/30/17	$1,207,300	$1,052,436	$1,182,980
10/31/17	$1,225,575	$1,056,875	$1,195,236
11/30/17	$1,223,291	$1,058,512	$1,195,583
12/31/17	$1,228,489	$1,060,879	$1,198,201
1/31/18	$1,241,347	$1,053,305	$1,191,995
2/28/18	$1,230,827	$1,050,930	$1,191,613
3/31/18	$1,222,342	$1,059,644	$1,188,097
4/30/18	$1,224,716	$1,055,701	$1,185,531
5/31/18	$1,206,915	$1,059,645	$1,181,026
6/30/18	$1,208,384	$1,061,620	$1,184,026
7/31/18	$1,226,456	$1,061,911	$1,196,731
8/31/18	$1,228,866	$1,065,175	$1,203,025
9/30/18	$1,232,358	$1,061,100	$1,199,825
10/31/18	$1,212,796	$1,059,027	$1,184,396
11/30/18	$1,188,345	$1,064,208	$1,161,549
12/31/18	$1,176,613	$1,079,580	$1,150,885
1/31/19	$1,225,018	$1,091,015	$1,207,728
2/28/19	$1,246,118	$1,092,326	$1,227,474
3/31/19	$1,256,133	$1,111,890	$1,239,025
4/30/19	$1,286,371	$1,112,552	$1,259,544
5/31/19	$1,276,292	$1,128,561	$1,257,805
6/30/19	$1,311,972	$1,144,386	$1,284,810
7/31/19	$1,329,874	$1,153,391	$1,303,530
8/31/19	$1,342,662	$1,179,548	$1,312,798
9/30/19	$1,358,872	$1,174,082	$1,324,679
10/31/19	$1,380,936	$1,172,055	$1,340,217
11/30/19	$1,396,510	$1,170,680	$1,345,069
12/31/19	$1,414,554	$1,168,280	$1,363,106
1/31/20	$1,435,687	$1,189,363	$1,381,794
2/29/20	$1,409,271	$1,203,920	$1,350,387
3/31/20	$1,220,122	$1,185,183	$1,196,023
4/30/20	$1,296,960	$1,204,370	$1,287,747
5/31/20	$1,328,754	$1,207,783	$1,314,995
6/30/20	$1,351,142	$1,213,811	$1,321,045
7/31/20	$1,389,822	$1,227,075	$1,369,844
8/31/20	$1,424,501	$1,218,183	$1,398,692
9/30/20	$1,412,497	$1,222,633	$1,389,307
10/31/20	$1,419,166	$1,222,722	$1,397,602
11/30/20	$1,491,191	$1,229,699	$1,447,426
12/31/20	$1,508,928	$1,233,477	$1,469,166
1/31/21	$1,504,842	$1,226,861	$1,461,468
2/28/21	$1,514,375	$1,207,777	$1,454,862
3/31/21	$1,521,483	$1,203,018	$1,471,026
4/30/21	$1,548,971	$1,206,163	$1,490,384
5/31/21	$1,554,469	$1,208,855	$1,499,565
6/30/21	$1,569,079	$1,214,751	$1,518,669
7/31/21	$1,574,619	$1,229,849	$1,524,911
8/31/21	$1,584,313	$1,227,385	$1,528,769
9/30/21	$1,585,404	$1,215,797	$1,527,210
10/31/21	$1,577,037	$1,212,617	$1,525,668
11/30/21	$1,557,516	$1,221,267	$1,505,330
12/31/21	$1,577,211	$1,216,314	$1,528,964
1/31/22	$1,545,523	$1,197,204	$1,493,309
2/28/22	$1,503,752	$1,181,280	$1,444,179
3/31/22	$1,483,534	$1,155,816	$1,433,839
4/30/22	$1,432,679	$1,124,751	$1,377,302
5/31/22	$1,419,602	$1,123,204	$1,380,938
6/30/22	$1,335,956	$1,106,158	$1,317,553
7/31/22	$1,407,971	$1,134,333	$1,387,014
8/31/22	$1,375,638	$1,104,720	$1,352,561
9/30/22	$1,296,257	$1,069,256	$1,293,616
10/31/22	$1,312,628	$1,065,596	$1,285,596
11/30/22	$1,357,275	$1,092,751	$1,335,400
12/31/22	$1,373,152	$1,079,854	$1,327,294
1/31/23	$1,454,293	$1,104,726	$1,427,239
2/28/23	$1,434,008	$1,087,106	$1,403,505
3/31/23	$1,301,812	$1,111,211	$1,311,280
4/30/23	$1,319,190	$1,116,932	$1,331,002
5/31/23	$1,317,610	$1,112,535	$1,323,189
6/30/23	$1,326,759	$1,111,871	$1,339,424
7/31/23	$1,360,327	$1,112,231	$1,369,199
8/31/23	$1,350,736	$1,110,834	$1,360,094
9/30/23	$1,344,229	$1,091,677	$1,348,928
10/31/23	$1,324,795	$1,083,926	$1,319,063
11/30/23	$1,392,816	$1,121,195	$1,396,545
12/31/23	$1,448,343	$1,157,026	$1,443,231
1/31/24	$1,466,386	$1,154,759	$1,476,035
2/29/24	$1,474,587	$1,146,835	$1,486,088
3/31/24	$1,503,604	$1,157,177	$1,505,407
4/30/24	$1,485,328	$1,138,545	$1,482,268
5/31/24	$1,515,234	$1,148,620	$1,511,262
6/30/24	$1,528,391	$1,158,586	$1,519,407
7/31/24	$1,550,273	$1,180,969	$1,537,580
8/31/24	$1,575,522	$1,193,904	$1,572,452
9/30/24	$1,604,151	$1,207,758	$1,605,615
10/31/24	$1,595,627	$1,191,414	$1,597,908
11/30/24	$1,605,856	$1,205,566	$1,607,208
12/31/24	$1,602,513	$1,196,314	$1,595,459
1/31/25	$1,614,614	$1,200,949	$1,609,419
2/28/25	$1,635,358	$1,215,410	$1,626,480
3/31/25	$1,624,946	$1,210,339	$1,608,230

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 4/13/15
I-2	8.07%	5.90%	4.99%
Bloomberg Global Aggregate (USD Hedged) Index	4.59%	0.42%	1.93%
Supplemental IndexFootnote Reference1	6.83%	6.10%	4.88%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 768,695,000
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 3,858,000
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$768,695
# of Portfolio Holdings	266
Portfolio Turnover Rate	66%
Total Net Advisory Fees Paid During the Reporting Period	$3,858
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Corporate Bonds & Notes	58.8%
Preferred Securities	37.1%
Sovereign Issues	0.3%
Short-Term Instruments	0.9%
Affiliated Investments	3.0%
Financial Derivative Instruments	(0.7%)
Other Assets and Liabilities, Net	0.6%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.
Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2025 or upon request at 888.87.PIMCO (888.877.4626).

C000026645
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class A
Trading Symbol	PTTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class A (including sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$9,625	$10,000
4/30/15	$9,566	$9,964
5/31/15	$9,527	$9,940
6/30/15	$9,439	$9,832
7/31/15	$9,551	$9,900
8/31/15	$9,469	$9,886
9/30/15	$9,422	$9,953
10/31/15	$9,490	$9,954
11/30/15	$9,476	$9,928
12/31/15	$9,457	$9,896
1/31/16	$9,550	$10,032
2/29/16	$9,483	$10,103
3/31/16	$9,617	$10,196
4/30/16	$9,656	$10,235
5/31/16	$9,679	$10,238
6/30/16	$9,807	$10,422
7/31/16	$9,910	$10,488
8/31/16	$9,885	$10,476
9/30/16	$9,919	$10,470
10/31/16	$9,861	$10,389
11/30/16	$9,606	$10,144
12/31/16	$9,665	$10,158
1/31/17	$9,731	$10,178
2/28/17	$9,818	$10,246
3/31/17	$9,813	$10,241
4/30/17	$9,892	$10,320
5/31/17	$9,971	$10,399
6/30/17	$9,981	$10,389
7/31/17	$10,036	$10,434
8/31/17	$10,151	$10,527
9/30/17	$10,120	$10,477
10/31/17	$10,098	$10,483
11/30/17	$10,066	$10,470
12/31/17	$10,123	$10,518
1/31/18	$10,020	$10,397
2/28/18	$9,957	$10,298
3/31/18	$9,986	$10,364
4/30/18	$9,894	$10,287
5/31/18	$9,933	$10,360
6/30/18	$9,933	$10,348
7/31/18	$9,953	$10,350
8/31/18	$9,995	$10,417
9/30/18	$9,933	$10,350
10/31/18	$9,903	$10,268
11/30/18	$9,949	$10,329
12/31/18	$10,062	$10,519
1/31/19	$10,180	$10,631
2/28/19	$10,184	$10,625
3/31/19	$10,333	$10,829
4/30/19	$10,350	$10,831
5/31/19	$10,544	$11,024
6/30/19	$10,655	$11,162
7/31/19	$10,651	$11,187
8/31/19	$10,945	$11,476
9/30/19	$10,897	$11,415
10/31/19	$10,932	$11,450
11/30/19	$10,885	$11,444
12/31/19	$10,855	$11,436
1/31/20	$11,121	$11,656
2/29/20	$11,280	$11,866
3/31/20	$11,084	$11,796
4/30/20	$11,284	$12,006
5/31/20	$11,389	$12,062
6/30/20	$11,505	$12,137
7/31/20	$11,673	$12,319
8/31/20	$11,659	$12,219
9/30/20	$11,666	$12,213
10/31/20	$11,612	$12,158
11/30/20	$11,747	$12,277
12/31/20	$11,779	$12,294
1/31/21	$11,717	$12,206
2/28/21	$11,556	$12,030
3/31/21	$11,406	$11,880
4/30/21	$11,513	$11,974
5/31/21	$11,551	$12,013
6/30/21	$11,634	$12,097
7/31/21	$11,753	$12,232
8/31/21	$11,733	$12,209
9/30/21	$11,659	$12,103
10/31/21	$11,621	$12,100
11/30/21	$11,651	$12,136
12/31/21	$11,640	$12,105
1/31/22	$11,409	$11,844
2/28/22	$11,301	$11,712
3/31/22	$10,910	$11,386
4/30/22	$10,474	$10,954
5/31/22	$10,527	$11,025
6/30/22	$10,306	$10,852
7/31/22	$10,532	$11,117
8/31/22	$10,246	$10,803
9/30/22	$9,801	$10,336
10/31/22	$9,639	$10,202
11/30/22	$9,999	$10,578
12/31/22	$9,966	$10,530
1/31/23	$10,305	$10,854
2/28/23	$10,051	$10,573
3/31/23	$10,248	$10,842
4/30/23	$10,316	$10,908
5/31/23	$10,214	$10,789
6/30/23	$10,174	$10,750
7/31/23	$10,202	$10,743
8/31/23	$10,138	$10,674
9/30/23	$9,882	$10,403
10/31/23	$9,697	$10,239
11/30/23	$10,151	$10,702
12/31/23	$10,558	$11,112
1/31/24	$10,576	$11,082
2/29/24	$10,438	$10,925
3/31/24	$10,548	$11,026
4/30/24	$10,278	$10,747
5/31/24	$10,493	$10,930
6/30/24	$10,579	$11,033
7/31/24	$10,854	$11,291
8/31/24	$10,970	$11,453
9/30/24	$11,130	$11,606
10/31/24	$10,831	$11,319
11/30/24	$10,984	$11,438
12/31/24	$10,796	$11,251
1/31/25	$10,885	$11,311
2/28/25	$11,162	$11,560
3/31/25	$11,166	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	5.86%	0.15%	1.50%
Class A (including sales charge)	1.89%	(0.62%)	1.11%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 45,188,923,000
Holdings Count | Holding	7,667
Advisory Fees Paid, Amount	$ 121,868,000
InvestmentCompanyPortfolioTurnover	606.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026644
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Administrative Class
Trading Symbol	PTRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$80	0.78%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Administrative Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$993,970	$996,412
5/31/15	$989,992	$994,012
6/30/15	$980,986	$983,174
7/31/15	$992,711	$990,008
8/31/15	$984,344	$988,586
9/30/15	$979,521	$995,273
10/31/15	$986,758	$995,439
11/30/15	$985,365	$992,809
12/31/15	$983,584	$989,601
1/31/16	$993,306	$1,003,219
2/29/16	$986,518	$1,010,335
3/31/16	$1,000,595	$1,019,605
4/30/16	$1,004,752	$1,023,519
5/31/16	$1,007,252	$1,023,781
6/30/16	$1,020,696	$1,042,177
7/31/16	$1,031,484	$1,048,765
8/31/16	$1,029,024	$1,047,566
9/30/16	$1,032,641	$1,046,952
10/31/16	$1,026,750	$1,038,944
11/30/16	$1,000,296	$1,014,369
12/31/16	$1,006,642	$1,015,800
1/31/17	$1,013,563	$1,017,793
2/28/17	$1,022,720	$1,024,634
3/31/17	$1,022,393	$1,024,097
4/30/17	$1,030,742	$1,032,000
5/31/17	$1,039,039	$1,039,943
6/30/17	$1,040,186	$1,038,896
7/31/17	$1,046,069	$1,043,367
8/31/17	$1,058,209	$1,052,726
9/30/17	$1,055,124	$1,047,712
10/31/17	$1,052,877	$1,048,319
11/30/17	$1,049,657	$1,046,973
12/31/17	$1,055,619	$1,051,778
1/31/18	$1,045,003	$1,039,665
2/28/18	$1,038,462	$1,029,809
3/31/18	$1,041,530	$1,036,414
4/30/18	$1,032,061	$1,028,705
5/31/18	$1,036,204	$1,036,047
6/30/18	$1,036,325	$1,034,773
7/31/18	$1,038,423	$1,035,019
8/31/18	$1,042,931	$1,041,679
9/30/18	$1,036,532	$1,034,971
10/31/18	$1,033,502	$1,026,792
11/30/18	$1,038,365	$1,032,921
12/31/18	$1,050,236	$1,051,898
1/31/19	$1,062,583	$1,063,068
2/28/19	$1,063,120	$1,062,452
3/31/19	$1,078,761	$1,082,853
4/30/19	$1,080,584	$1,083,130
5/31/19	$1,100,903	$1,102,358
6/30/19	$1,112,592	$1,116,201
7/31/19	$1,112,264	$1,118,657
8/31/19	$1,143,073	$1,147,643
9/30/19	$1,138,110	$1,141,531
10/31/19	$1,141,872	$1,144,969
11/30/19	$1,137,054	$1,144,386
12/31/19	$1,134,026	$1,143,588
1/31/20	$1,161,888	$1,165,596
2/29/20	$1,178,573	$1,186,575
3/31/20	$1,158,170	$1,179,592
4/30/20	$1,179,173	$1,200,561
5/31/20	$1,190,232	$1,206,151
6/30/20	$1,202,385	$1,213,749
7/31/20	$1,220,118	$1,231,878
8/31/20	$1,218,688	$1,221,935
9/30/20	$1,219,541	$1,221,265
10/31/20	$1,213,985	$1,215,812
11/30/20	$1,228,169	$1,227,742
12/31/20	$1,231,630	$1,229,433
1/31/21	$1,225,264	$1,220,618
2/28/21	$1,208,481	$1,202,992
3/31/21	$1,192,839	$1,187,971
4/30/21	$1,204,208	$1,197,356
5/31/21	$1,208,236	$1,201,268
6/30/21	$1,217,030	$1,209,708
7/31/21	$1,229,491	$1,223,233
8/31/21	$1,227,566	$1,220,905
9/30/21	$1,219,930	$1,210,334
10/31/21	$1,216,039	$1,210,000
11/30/21	$1,219,192	$1,213,580
12/31/21	$1,218,195	$1,210,475
1/31/22	$1,194,074	$1,184,396
2/28/22	$1,182,906	$1,171,183
3/31/22	$1,142,075	$1,138,645
4/30/22	$1,096,513	$1,095,436
5/31/22	$1,102,071	$1,102,499
6/30/22	$1,079,061	$1,085,203
7/31/22	$1,102,789	$1,111,719
8/31/22	$1,072,885	$1,080,306
9/30/22	$1,026,398	$1,033,630
10/31/22	$1,009,543	$1,020,242
11/30/22	$1,047,327	$1,057,762
12/31/22	$1,043,891	$1,052,991
1/31/23	$1,079,550	$1,085,385
2/28/23	$1,052,986	$1,057,322
3/31/23	$1,073,666	$1,084,180
4/30/23	$1,080,932	$1,090,751
5/31/23	$1,070,326	$1,078,874
6/30/23	$1,066,229	$1,075,027
7/31/23	$1,069,294	$1,074,277
8/31/23	$1,062,665	$1,067,415
9/30/23	$1,035,866	$1,040,290
10/31/23	$1,016,502	$1,023,873
11/30/23	$1,064,177	$1,070,241
12/31/23	$1,106,975	$1,111,209
1/31/24	$1,108,919	$1,108,157
2/29/24	$1,094,542	$1,092,501
3/31/24	$1,106,120	$1,102,589
4/30/24	$1,077,915	$1,074,739
5/31/24	$1,100,608	$1,092,959
6/30/24	$1,109,661	$1,103,307
7/31/24	$1,138,588	$1,129,077
8/31/24	$1,150,828	$1,145,301
9/30/24	$1,167,736	$1,160,636
10/31/24	$1,136,462	$1,131,854
11/30/24	$1,152,556	$1,143,821
12/31/24	$1,132,993	$1,125,101
1/31/25	$1,142,336	$1,131,070
2/28/25	$1,171,577	$1,155,956
3/31/25	$1,172,015	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.96%	0.24%	1.60%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 45,188,923,000
Holdings Count | Holding	7,667
Advisory Fees Paid, Amount	$ 121,868,000
InvestmentCompanyPortfolioTurnover	606.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026647
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class C
Trading Symbol	PTTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.62%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class C (excluding sales charge)	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$9,932	$9,964
5/31/15	$9,885	$9,940
6/30/15	$9,788	$9,832
7/31/15	$9,898	$9,900
8/31/15	$9,807	$9,886
9/30/15	$9,752	$9,953
10/31/15	$9,816	$9,954
11/30/15	$9,796	$9,928
12/31/15	$9,770	$9,896
1/31/16	$9,860	$10,032
2/29/16	$9,786	$10,103
3/31/16	$9,918	$10,196
4/30/16	$9,952	$10,235
5/31/16	$9,969	$10,238
6/30/16	$10,095	$10,422
7/31/16	$10,194	$10,488
8/31/16	$10,162	$10,476
9/30/16	$10,190	$10,470
10/31/16	$10,124	$10,389
11/30/16	$9,856	$10,144
12/31/16	$9,911	$10,158
1/31/17	$9,972	$10,178
2/28/17	$10,055	$10,246
3/31/17	$10,044	$10,241
4/30/17	$10,119	$10,320
5/31/17	$10,193	$10,399
6/30/17	$10,196	$10,389
7/31/17	$10,247	$10,434
8/31/17	$10,358	$10,527
9/30/17	$10,320	$10,477
10/31/17	$10,290	$10,483
11/30/17	$10,251	$10,470
12/31/17	$10,301	$10,518
1/31/18	$10,190	$10,397
2/28/18	$10,120	$10,298
3/31/18	$10,142	$10,364
4/30/18	$10,042	$10,287
5/31/18	$10,075	$10,360
6/30/18	$10,069	$10,348
7/31/18	$10,082	$10,350
8/31/18	$10,117	$10,417
9/30/18	$10,048	$10,350
10/31/18	$10,012	$10,268
11/30/18	$10,052	$10,329
12/31/18	$10,160	$10,519
1/31/19	$10,272	$10,631
2/28/19	$10,271	$10,625
3/31/19	$10,414	$10,829
4/30/19	$10,425	$10,831
5/31/19	$10,613	$11,024
6/30/19	$10,719	$11,162
7/31/19	$10,708	$11,187
8/31/19	$10,996	$11,476
9/30/19	$10,942	$11,415
10/31/19	$10,970	$11,450
11/30/19	$10,916	$11,444
12/31/19	$10,879	$11,436
1/31/20	$11,138	$11,656
2/29/20	$11,291	$11,866
3/31/20	$11,088	$11,796
4/30/20	$11,281	$12,006
5/31/20	$11,379	$12,062
6/30/20	$11,487	$12,137
7/31/20	$11,648	$12,319
8/31/20	$11,627	$12,219
9/30/20	$11,627	$12,213
10/31/20	$11,565	$12,158
11/30/20	$11,692	$12,277
12/31/20	$11,716	$12,294
1/31/21	$11,648	$12,206
2/28/21	$11,481	$12,030
3/31/21	$11,324	$11,880
4/30/21	$11,424	$11,974
5/31/21	$11,454	$12,013
6/30/21	$11,530	$12,097
7/31/21	$11,639	$12,232
8/31/21	$11,613	$12,209
9/30/21	$11,533	$12,103
10/31/21	$11,488	$12,100
11/30/21	$11,509	$12,136
12/31/21	$11,491	$12,105
1/31/22	$11,256	$11,844
2/28/22	$11,144	$11,712
3/31/22	$10,751	$11,386
4/30/22	$10,315	$10,954
5/31/22	$10,360	$11,025
6/30/22	$10,137	$10,852
7/31/22	$10,352	$11,117
8/31/22	$10,064	$10,803
9/30/22	$9,621	$10,336
10/31/22	$9,457	$10,202
11/30/22	$9,804	$10,578
12/31/22	$9,764	$10,530
1/31/23	$10,091	$10,854
2/28/23	$9,836	$10,573
3/31/23	$10,022	$10,842
4/30/23	$10,083	$10,908
5/31/23	$9,977	$10,789
6/30/23	$9,931	$10,750
7/31/23	$9,953	$10,743
8/31/23	$9,885	$10,674
9/30/23	$9,629	$10,403
10/31/23	$9,442	$10,239
11/30/23	$9,878	$10,702
12/31/23	$10,268	$11,112
1/31/24	$10,279	$11,082
2/29/24	$10,139	$10,925
3/31/24	$10,239	$11,026
4/30/24	$9,971	$10,747
5/31/24	$10,173	$10,930
6/30/24	$10,250	$11,033
7/31/24	$10,510	$11,291
8/31/24	$10,615	$11,453
9/30/24	$10,764	$11,606
10/31/24	$10,468	$11,319
11/30/24	$10,609	$11,438
12/31/24	$10,421	$11,251
1/31/25	$10,500	$11,311
2/28/25	$10,762	$11,560
3/31/25	$10,758	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	5.07%	(0.60%)	0.73%
Class C (including sales charge)	4.07%	(0.60%)	0.73%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 45,188,923,000
Holdings Count | Holding	7,667
Advisory Fees Paid, Amount	$ 121,868,000
InvestmentCompanyPortfolioTurnover	606.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000200452
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	I-3
Trading Symbol	PTTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-3	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,053	$996,412
5/31/15	$990,182	$994,012
6/30/15	$981,256	$983,174
7/31/15	$993,082	$990,008
8/31/15	$984,778	$988,586
9/30/15	$980,034	$995,273
10/31/15	$987,365	$995,439
11/30/15	$986,045	$992,809
12/31/15	$984,366	$989,601
1/31/16	$994,159	$1,003,219
2/29/16	$987,443	$1,010,335
3/31/16	$1,001,617	$1,019,605
4/30/16	$1,005,869	$1,023,519
5/31/16	$1,008,451	$1,023,781
6/30/16	$1,021,995	$1,042,177
7/31/16	$1,032,885	$1,048,765
8/31/16	$1,030,510	$1,047,566
9/30/16	$1,034,232	$1,046,952
10/31/16	$1,028,407	$1,038,944
11/30/16	$1,001,994	$1,014,369
12/31/16	$1,008,451	$1,015,800
1/31/17	$1,015,458	$1,017,793
2/28/17	$1,024,710	$1,024,634
3/31/17	$1,024,484	$1,024,097
4/30/17	$1,032,921	$1,032,000
5/31/17	$1,041,324	$1,039,943
6/30/17	$1,042,574	$1,038,896
7/31/17	$1,048,545	$1,043,367
8/31/17	$1,060,803	$1,052,726
9/30/17	$1,057,805	$1,047,712
10/31/17	$1,055,635	$1,048,319
11/30/17	$1,052,494	$1,046,973
12/31/17	$1,058,569	$1,051,778
1/31/18	$1,048,007	$1,039,665
2/28/18	$1,041,526	$1,029,809
3/31/18	$1,044,700	$1,036,414
4/30/18	$1,035,290	$1,028,705
5/31/18	$1,039,583	$1,036,047
6/30/18	$1,039,796	$1,034,773
7/31/18	$1,041,999	$1,035,019
8/31/18	$1,046,621	$1,041,679
9/30/18	$1,040,277	$1,034,971
10/31/18	$1,037,324	$1,026,792
11/30/18	$1,042,296	$1,032,921
12/31/18	$1,054,301	$1,051,898
1/31/19	$1,066,784	$1,063,068
2/28/19	$1,067,405	$1,062,452
3/31/19	$1,083,201	$1,082,853
4/30/19	$1,085,120	$1,083,130
5/31/19	$1,105,621	$1,102,358
6/30/19	$1,117,445	$1,116,201
7/31/19	$1,117,212	$1,118,657
8/31/19	$1,148,260	$1,147,643
9/30/19	$1,143,362	$1,141,531
10/31/19	$1,147,238	$1,144,969
11/30/19	$1,142,495	$1,144,386
12/31/19	$1,139,550	$1,143,588
1/31/20	$1,167,649	$1,165,596
2/29/20	$1,184,507	$1,186,575
3/31/20	$1,164,097	$1,179,592
4/30/20	$1,185,305	$1,200,561
5/31/20	$1,196,523	$1,206,151
6/30/20	$1,208,839	$1,213,749
7/31/20	$1,226,778	$1,231,878
8/31/20	$1,225,437	$1,221,935
9/30/20	$1,226,383	$1,221,265
10/31/20	$1,220,906	$1,215,812
11/30/20	$1,235,269	$1,227,742
12/31/20	$1,238,865	$1,229,433
1/31/21	$1,232,557	$1,220,618
2/28/21	$1,215,768	$1,202,992
3/31/21	$1,200,131	$1,187,971
4/30/21	$1,211,676	$1,197,356
5/31/21	$1,215,825	$1,201,268
6/30/21	$1,224,774	$1,209,708
7/31/21	$1,237,422	$1,223,233
8/31/21	$1,235,586	$1,220,905
9/30/21	$1,228,001	$1,210,334
10/31/21	$1,224,189	$1,210,000
11/30/21	$1,227,463	$1,213,580
12/31/21	$1,226,570	$1,210,475
1/31/22	$1,202,379	$1,184,396
2/28/22	$1,191,224	$1,171,183
3/31/22	$1,150,204	$1,138,645
4/30/22	$1,104,413	$1,095,436
5/31/22	$1,110,105	$1,102,499
6/30/22	$1,087,020	$1,085,203
7/31/22	$1,111,017	$1,111,719
8/31/22	$1,080,984	$1,080,306
9/30/22	$1,034,239	$1,033,630
10/31/22	$1,017,336	$1,020,242
11/30/22	$1,055,497	$1,057,762
12/31/22	$1,052,133	$1,052,991
1/31/23	$1,088,160	$1,085,385
2/28/23	$1,061,468	$1,057,322
3/31/23	$1,082,412	$1,084,180
4/30/23	$1,089,769	$1,090,751
5/31/23	$1,079,167	$1,078,874
6/30/23	$1,075,132	$1,075,027
7/31/23	$1,078,310	$1,074,277
8/31/23	$1,071,716	$1,067,415
9/30/23	$1,044,779	$1,040,290
10/31/23	$1,025,333	$1,023,873
11/30/23	$1,073,509	$1,070,241
12/31/23	$1,116,780	$1,111,209
1/31/24	$1,118,832	$1,108,157
2/29/24	$1,104,413	$1,092,501
3/31/24	$1,116,190	$1,102,589
4/30/24	$1,087,819	$1,074,739
5/31/24	$1,110,821	$1,092,959
6/30/24	$1,120,046	$1,103,307
7/31/24	$1,149,340	$1,129,077
8/31/24	$1,161,801	$1,145,301
9/30/24	$1,178,961	$1,160,636
10/31/24	$1,147,486	$1,131,854
11/30/24	$1,163,833	$1,143,821
12/31/24	$1,144,176	$1,125,101
1/31/25	$1,153,712	$1,131,070
2/28/25	$1,183,334	$1,155,956
3/31/25	$1,183,870	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-3	6.06%	0.34%	1.70%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 45,188,923,000
Holdings Count | Holding	7,667
Advisory Fees Paid, Amount	$ 121,868,000
InvestmentCompanyPortfolioTurnover	606.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026643
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Institutional Class
Trading Symbol	PTTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,176	$996,412
5/31/15	$990,431	$994,012
6/30/15	$981,623	$983,174
7/31/15	$993,579	$990,008
8/31/15	$985,397	$988,586
9/30/15	$980,771	$995,273
10/31/15	$988,233	$995,439
11/30/15	$987,033	$992,809
12/31/15	$985,478	$989,601
1/31/16	$995,407	$1,003,219
2/29/16	$988,800	$1,010,335
3/31/16	$1,003,120	$1,019,605
4/30/16	$1,007,501	$1,023,519
5/31/16	$1,010,216	$1,023,781
6/30/16	$1,023,908	$1,042,177
7/31/16	$1,034,950	$1,048,765
8/31/16	$1,032,701	$1,047,566
9/30/16	$1,036,557	$1,046,952
10/31/16	$1,030,850	$1,038,944
11/30/16	$1,004,499	$1,014,369
12/31/16	$1,011,099	$1,015,800
1/31/17	$1,018,254	$1,017,793
2/28/17	$1,027,649	$1,024,634
3/31/17	$1,027,552	$1,024,097
4/30/17	$1,036,143	$1,032,000
5/31/17	$1,044,703	$1,039,943
6/30/17	$1,046,086	$1,038,896
7/31/17	$1,052,210	$1,043,367
8/31/17	$1,064,647	$1,052,726
9/30/17	$1,061,769	$1,047,712
10/31/17	$1,059,726	$1,048,319
11/30/17	$1,056,703	$1,046,973
12/31/17	$1,062,937	$1,051,778
1/31/18	$1,052,466	$1,039,665
2/28/18	$1,046,078	$1,029,809
3/31/18	$1,049,398	$1,036,414
4/30/18	$1,040,065	$1,028,705
5/31/18	$1,044,461	$1,036,047
6/30/18	$1,044,805	$1,034,773
7/31/18	$1,047,136	$1,035,019
8/31/18	$1,051,926	$1,041,679
9/30/18	$1,045,665	$1,034,971
10/31/18	$1,042,830	$1,026,792
11/30/18	$1,047,966	$1,032,921
12/31/18	$1,060,165	$1,051,898
1/31/19	$1,072,848	$1,063,068
2/28/19	$1,073,596	$1,062,452
3/31/19	$1,089,621	$1,082,853
4/30/19	$1,091,685	$1,083,130
5/31/19	$1,112,452	$1,102,358
6/30/19	$1,124,477	$1,116,201
7/31/19	$1,124,385	$1,118,657
8/31/19	$1,155,787	$1,147,643
9/30/19	$1,150,988	$1,141,531
10/31/19	$1,155,036	$1,144,969
11/30/19	$1,150,406	$1,144,386
12/31/19	$1,147,586	$1,143,588
1/31/20	$1,176,035	$1,165,596
2/29/20	$1,193,148	$1,186,575
3/31/20	$1,172,732	$1,179,592
4/30/20	$1,194,243	$1,200,561
5/31/20	$1,205,697	$1,206,151
6/30/20	$1,218,256	$1,213,749
7/31/20	$1,236,501	$1,231,878
8/31/20	$1,235,297	$1,221,935
9/30/20	$1,236,416	$1,221,265
10/31/20	$1,231,054	$1,215,812
11/30/20	$1,245,683	$1,227,742
12/31/20	$1,249,483	$1,229,433
1/31/21	$1,243,263	$1,220,618
2/28/21	$1,226,470	$1,202,992
3/31/21	$1,210,853	$1,187,971
4/30/21	$1,222,661	$1,197,356
5/31/21	$1,226,994	$1,201,268
6/30/21	$1,236,176	$1,209,708
7/31/21	$1,249,106	$1,223,233
8/31/21	$1,247,406	$1,220,905
9/30/21	$1,239,903	$1,210,334
10/31/21	$1,236,212	$1,210,000
11/30/21	$1,239,670	$1,213,580
12/31/21	$1,238,936	$1,210,475
1/31/22	$1,214,647	$1,184,396
2/28/22	$1,203,517	$1,171,183
3/31/22	$1,162,224	$1,138,645
4/30/22	$1,116,099	$1,095,436
5/31/22	$1,121,987	$1,102,499
6/30/22	$1,098,786	$1,085,203
7/31/22	$1,123,183	$1,111,719
8/31/22	$1,092,963	$1,080,306
9/30/22	$1,045,841	$1,033,630
10/31/22	$1,028,872	$1,020,242
11/30/22	$1,067,595	$1,057,762
12/31/22	$1,064,335	$1,052,991
1/31/23	$1,100,910	$1,085,385
2/28/23	$1,074,029	$1,057,322
3/31/23	$1,095,367	$1,084,180
4/30/23	$1,102,938	$1,090,751
5/31/23	$1,092,347	$1,078,874
6/30/23	$1,088,405	$1,075,027
7/31/23	$1,091,751	$1,074,277
8/31/23	$1,085,211	$1,067,415
9/30/23	$1,058,070	$1,040,290
10/31/23	$1,038,502	$1,023,873
11/30/23	$1,087,429	$1,070,241
12/31/23	$1,131,407	$1,111,209
1/31/24	$1,133,624	$1,108,157
2/29/24	$1,119,148	$1,092,501
3/31/24	$1,131,225	$1,102,589
4/30/24	$1,102,608	$1,074,739
5/31/24	$1,126,074	$1,092,959
6/30/24	$1,135,555	$1,103,307
7/31/24	$1,165,400	$1,129,077
8/31/24	$1,178,194	$1,145,301
9/30/24	$1,195,733	$1,160,636
10/31/24	$1,163,960	$1,131,854
11/30/24	$1,180,690	$1,143,821
12/31/24	$1,160,898	$1,125,101
1/31/25	$1,170,726	$1,131,070
2/28/25	$1,200,920	$1,155,956
3/31/25	$1,201,606	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.22%	0.49%	1.85%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 45,188,923,000
Holdings Count | Holding	7,667
Advisory Fees Paid, Amount	$ 121,868,000
InvestmentCompanyPortfolioTurnover	606.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000064155
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	I-2
Trading Symbol	PTTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	I-2	Bloomberg U.S. Aggregate Index
3/31/15	$1,000,000	$1,000,000
4/30/15	$994,094	$996,412
5/31/15	$990,264	$994,012
6/30/15	$981,377	$983,174
7/31/15	$993,241	$990,008
8/31/15	$984,984	$988,586
9/30/15	$980,280	$995,273
10/31/15	$987,651	$995,439
11/30/15	$986,374	$992,809
12/31/15	$984,729	$989,601
1/31/16	$994,576	$1,003,219
2/29/16	$987,897	$1,010,335
3/31/16	$1,002,120	$1,019,605
4/30/16	$1,006,412	$1,023,519
5/31/16	$1,009,040	$1,023,781
6/30/16	$1,022,633	$1,042,177
7/31/16	$1,033,573	$1,048,765
8/31/16	$1,031,239	$1,047,566
9/30/16	$1,035,000	$1,046,952
10/31/16	$1,029,219	$1,038,944
11/30/16	$1,002,827	$1,014,369
12/31/16	$1,009,326	$1,015,800
1/31/17	$1,016,387	$1,017,793
2/28/17	$1,025,687	$1,024,634
3/31/17	$1,025,499	$1,024,097
4/30/17	$1,033,992	$1,032,000
5/31/17	$1,042,447	$1,039,943
6/30/17	$1,043,736	$1,038,896
7/31/17	$1,049,763	$1,043,367
8/31/17	$1,062,081	$1,052,726
9/30/17	$1,059,120	$1,047,712
10/31/17	$1,056,995	$1,048,319
11/30/17	$1,053,894	$1,046,973
12/31/17	$1,060,018	$1,051,778
1/31/18	$1,049,489	$1,039,665
2/28/18	$1,043,040	$1,029,809
3/31/18	$1,046,259	$1,036,414
4/30/18	$1,036,871	$1,028,705
5/31/18	$1,041,166	$1,036,047
6/30/18	$1,041,420	$1,034,773
7/31/18	$1,043,658	$1,035,019
8/31/18	$1,048,335	$1,041,679
9/30/18	$1,042,019	$1,034,971
10/31/18	$1,039,105	$1,026,792
11/30/18	$1,044,131	$1,032,921
12/31/18	$1,056,201	$1,051,898
1/31/19	$1,068,749	$1,063,068
2/28/19	$1,069,412	$1,062,452
3/31/19	$1,085,283	$1,082,853
4/30/19	$1,087,251	$1,083,130
5/31/19	$1,107,839	$1,102,358
6/30/19	$1,119,729	$1,116,201
7/31/19	$1,119,542	$1,118,657
8/31/19	$1,150,707	$1,147,643
9/30/19	$1,145,842	$1,141,531
10/31/19	$1,149,775	$1,144,969
11/30/19	$1,145,069	$1,144,386
12/31/19	$1,142,166	$1,143,588
1/31/20	$1,170,380	$1,165,596
2/29/20	$1,187,321	$1,186,575
3/31/20	$1,166,910	$1,179,592
4/30/20	$1,188,218	$1,200,561
5/31/20	$1,199,514	$1,206,151
6/30/20	$1,211,910	$1,213,749
7/31/20	$1,229,949	$1,231,878
8/31/20	$1,228,654	$1,221,935
9/30/20	$1,229,667	$1,221,265
10/31/20	$1,224,227	$1,215,812
11/30/20	$1,238,677	$1,227,742
12/31/20	$1,242,340	$1,229,433
1/31/21	$1,236,061	$1,220,618
2/28/21	$1,219,272	$1,202,992
3/31/21	$1,203,643	$1,187,971
4/30/21	$1,215,275	$1,197,356
5/31/21	$1,219,486	$1,201,268
6/30/21	$1,228,512	$1,209,708
7/31/21	$1,241,253	$1,223,233
8/31/21	$1,239,462	$1,220,905
9/30/21	$1,231,904	$1,210,334
10/31/21	$1,228,131	$1,210,000
11/30/21	$1,231,466	$1,213,580
12/31/21	$1,230,626	$1,210,475
1/31/22	$1,206,403	$1,184,396
2/28/22	$1,195,257	$1,171,183
3/31/22	$1,154,148	$1,138,645
4/30/22	$1,108,248	$1,095,436
5/31/22	$1,114,004	$1,102,499
6/30/22	$1,090,879	$1,085,203
7/31/22	$1,115,006	$1,111,719
8/31/22	$1,084,913	$1,080,306
9/30/22	$1,038,045	$1,033,630
10/31/22	$1,021,120	$1,020,242
11/30/22	$1,059,465	$1,057,762
12/31/22	$1,056,133	$1,052,991
1/31/23	$1,092,341	$1,085,385
2/28/23	$1,065,586	$1,057,322
3/31/23	$1,086,661	$1,084,180
4/30/23	$1,094,088	$1,090,751
5/31/23	$1,083,491	$1,078,874
6/30/23	$1,079,487	$1,075,027
7/31/23	$1,082,719	$1,074,277
8/31/23	$1,076,144	$1,067,415
9/30/23	$1,049,140	$1,040,290
10/31/23	$1,029,652	$1,023,873
11/30/23	$1,078,075	$1,070,241
12/31/23	$1,121,579	$1,111,209
1/31/24	$1,123,685	$1,108,157
2/29/24	$1,109,249	$1,092,501
3/31/24	$1,121,124	$1,102,589
4/30/24	$1,092,673	$1,074,739
5/31/24	$1,115,827	$1,092,959
6/30/24	$1,125,135	$1,103,307
7/31/24	$1,154,611	$1,129,077
8/31/24	$1,167,181	$1,145,301
9/30/24	$1,184,466	$1,160,636
10/31/24	$1,152,893	$1,131,854
11/30/24	$1,169,366	$1,143,821
12/31/24	$1,149,666	$1,125,101
1/31/25	$1,159,298	$1,131,070
2/28/25	$1,189,108	$1,155,956
3/31/25	$1,189,694	$1,156,391

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
I-2	6.12%	0.39%	1.75%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 45,188,923,000
Holdings Count | Holding	7,667
Advisory Fees Paid, Amount	$ 121,868,000
InvestmentCompanyPortfolioTurnover	606.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]
C000026649
Shareholder Report [Line Items]
Fund Name	PIMCO Total Return Fund
Class Name	Class R
Trading Symbol	PTRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO Total Return Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025 (the "reporting period").
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the U.S., primarily overweight exposure to the intermediate section and underweight exposure to the long end, contributed to relative performance, as the curve steepened.

  Long exposure to securitized credit, primarily non-agency residential mortgage-backed securities ("MBS"), contributed to relative performance, as spreads tightened.

  Long exposure to the Turkish lira contributed to relative performance, as local cash rates continue to be higher than in the U.S.

  Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

  Modestly long exposure to duration in select Latin American countries, primarily Brazil and Mexico, detracted from relative performance, as yields rose.

  Long exposure to duration in the U.K. detracted from relative performance, as yields rose at the long end of the curve.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Class R	Bloomberg U.S. Aggregate Index
3/31/15	$10,000	$10,000
4/30/15	$9,936	$9,964
5/31/15	$9,894	$9,940
6/30/15	$9,801	$9,832
7/31/15	$9,914	$9,900
8/31/15	$9,828	$9,886
9/30/15	$9,776	$9,953
10/31/15	$9,845	$9,954
11/30/15	$9,828	$9,928
12/31/15	$9,807	$9,896
1/31/16	$9,901	$10,032
2/29/16	$9,830	$10,103
3/31/16	$9,967	$10,196
4/30/16	$10,005	$10,235
5/31/16	$10,027	$10,238
6/30/16	$10,158	$10,422
7/31/16	$10,262	$10,488
8/31/16	$10,234	$10,476
9/30/16	$10,266	$10,470
10/31/16	$10,205	$10,389
11/30/16	$9,938	$10,144
12/31/16	$9,998	$10,158
1/31/17	$10,064	$10,178
2/28/17	$10,152	$10,246
3/31/17	$10,145	$10,241
4/30/17	$10,225	$10,320
5/31/17	$10,303	$10,399
6/30/17	$10,311	$10,389
7/31/17	$10,366	$10,434
8/31/17	$10,483	$10,527
9/30/17	$10,449	$10,477
10/31/17	$10,424	$10,483
11/30/17	$10,388	$10,470
12/31/17	$10,444	$10,518
1/31/18	$10,335	$10,397
2/28/18	$10,268	$10,298
3/31/18	$10,295	$10,364
4/30/18	$10,198	$10,287
5/31/18	$10,235	$10,360
6/30/18	$10,233	$10,348
7/31/18	$10,251	$10,350
8/31/18	$10,291	$10,417
9/30/18	$10,225	$10,350
10/31/18	$10,192	$10,268
11/30/18	$10,237	$10,329
12/31/18	$10,352	$10,519
1/31/19	$10,470	$10,631
2/28/19	$10,473	$10,625
3/31/19	$10,624	$10,829
4/30/19	$10,639	$10,831
5/31/19	$10,836	$11,024
6/30/19	$10,948	$11,162
7/31/19	$10,942	$11,187
8/31/19	$11,241	$11,476
9/30/19	$11,190	$11,415
10/31/19	$11,223	$11,450
11/30/19	$11,173	$11,444
12/31/19	$11,140	$11,436
1/31/20	$11,410	$11,656
2/29/20	$11,571	$11,866
3/31/20	$11,368	$11,796
4/30/20	$11,571	$12,006
5/31/20	$11,676	$12,062
6/30/20	$11,792	$12,137
7/31/20	$11,962	$12,319
8/31/20	$11,945	$12,219
9/30/20	$11,950	$12,213
10/31/20	$11,892	$12,158
11/30/20	$12,027	$12,277
12/31/20	$12,058	$12,294
1/31/21	$11,992	$12,206
2/28/21	$11,825	$12,030
3/31/21	$11,668	$11,880
4/30/21	$11,776	$11,974
5/31/21	$11,812	$12,013
6/30/21	$11,895	$12,097
7/31/21	$12,013	$12,232
8/31/21	$11,991	$12,209
9/30/21	$11,913	$12,103
10/31/21	$11,871	$12,100
11/30/21	$11,899	$12,136
12/31/21	$11,886	$12,105
1/31/22	$11,647	$11,844
2/28/22	$11,535	$11,712
3/31/22	$11,134	$11,386
4/30/22	$10,686	$10,954
5/31/22	$10,738	$11,025
6/30/22	$10,510	$10,852
7/31/22	$10,739	$11,117
8/31/22	$10,444	$10,803
9/30/22	$9,989	$10,336
10/31/22	$9,822	$10,202
11/30/22	$10,187	$10,578
12/31/22	$10,150	$10,530
1/31/23	$10,494	$10,854
2/28/23	$10,233	$10,573
3/31/23	$10,431	$10,842
4/30/23	$10,499	$10,908
5/31/23	$10,393	$10,789
6/30/23	$10,350	$10,750
7/31/23	$10,377	$10,743
8/31/23	$10,310	$10,674
9/30/23	$10,047	$10,403
10/31/23	$9,856	$10,239
11/30/23	$10,316	$10,702
12/31/23	$10,728	$11,112
1/31/24	$10,743	$11,082
2/29/24	$10,601	$10,925
3/31/24	$10,710	$11,026
4/30/24	$10,434	$10,747
5/31/24	$10,651	$10,930
6/30/24	$10,736	$11,033
7/31/24	$11,012	$11,291
8/31/24	$11,127	$11,453
9/30/24	$11,288	$11,606
10/31/24	$10,982	$11,319
11/30/24	$11,135	$11,438
12/31/24	$10,942	$11,251
1/31/25	$11,029	$11,311
2/28/25	$11,309	$11,560
3/31/25	$11,310	$11,564

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Class R	5.60%	(0.10%)	1.24%
Bloomberg U.S. Aggregate Index	4.88%	(0.40%)	1.46%

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 45,188,923,000
Holdings Count | Holding	7,667
Advisory Fees Paid, Amount	$ 121,868,000
InvestmentCompanyPortfolioTurnover	606.00%
Additional Fund Statistics [Text Block]

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$45,188,923
# of Portfolio Holdings	7,667
Portfolio Turnover Rate	606%
Total Net Advisory Fees Paid During the Reporting Period	$121,868
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

U.S. Government Agencies	53.3%
Corporate Bonds & Notes	24.5%
Non-Agency Mortgage-Backed Securities	20.3%
U.S. Treasury Obligations	14.9%
Asset-Backed Securities	9.0%
Sovereign Issues	6.5%
Loan Participations and Assignments	0.9%
Municipal Bonds & Notes	0.7%
Preferred Securities	0.1%
Other Investments	0.1%
Short-Term Instruments	0.9%
Affiliated Investments	6.3%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(37.5%)
Total	100.0%
Footnote	Description
Footnote^	Rounded value of investments is less than 0.1% of net assets.
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]